   As filed with the Securities and Exchange Commission on April 6, 2004
                                                               File No. 33-63731
                                                                       811-07387

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                                        [ ]
                                    --------
         Post-Effective Amendment No. 18                                    [X]
                                     ----

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.   7                                                  [X]
                       ------

                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
               ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
                           (Exact Name of Registrant)

                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                               (Name of Depositor)

                                  P.O. BOX 2999
                             Hartford, CT 06104-2999
                   (Address of Depositor's Principal Offices)

                                 (860) 843-6733
               (Depositor's Telephone Number, Including Area Code)

                               Marianne O'Doherty
                   Hartford Life and Annuity Insurance Company
                                  P.O. Box 2999
                             Hartford, CT 06104-2999
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective:

     ___ immediately upon filing pursuant to paragraph (b) of Rule 485
     _X_ on May 3, 2004 pursuant to paragraph (b) of Rule 485
     ___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     ___ on ________ pursuant to paragraph (a)(1) of Rule 485
     ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                    PART A

OMNISOURCE-REGISTERED TRADEMARK-
GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
100 CAMPUS DRIVE, SUITE 250
FLORHAM PARK, NJ 07932
TELEPHONE: (800) 854-3384                                                    [THE HARTFORD LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This Prospectus describes information you should know before you enroll for coverage under the OmniSource-Registered Trademark- group flexible premium variable life insurance policy. Please read it carefully.

The OmniSource-Registered Trademark- group flexible premium variable life insurance policy is a contract issued by Hartford Life and Annuity Insurance Company to an employer, a trust sponsored by an employer or an employer sponsored program. We will issue you a certificate of insurance that describes your rights, benefits, obligations and options under the group policy, including your payment of premiums and our payment of a death benefit to your beneficiaries. Your certificate is:

x Flexible premium, because you have options when selecting the timing and amounts of your premium payments.

x Variable, because the value of your life insurance coverage may fluctuate with the performance of the underlying Portfolio(s).
--------------------------------------------------------------------------------

After you enroll, you allocate your payments to separate divisions of our separate account, known as Investment Divisions. The current Investment Divisions available are:


                     INVESTMENT DIVISION                                     PURCHASES SHARES OF:
  Alger American Growth Investment Division                   Class O of the Alger American Growth Portfolio of
                                                              The Alger American Fund
  Alger American Small Capitalization Investment Division     Class O of the Alger American Small Capitalization
                                                              Portfolio of The Alger American Fund
  American Funds Global Growth Investment Division            Class 2 of the Global Growth Fund of American
                                                              Funds Insurance Series
  American Funds Global Small Capitalization Investment       Class 2 of the Global Small Capitalization Fund of
  Division                                                    American Funds Insurance Series
  American Funds Growth Investment Division                   Class 2 of the Growth Fund of American Funds
                                                              Insurance Series
  American Funds International Investment Division            Class 2 of the International Fund of American
                                                              Funds Insurance Series
  American Funds Asset Allocation Investment Division         Class 2 of the Asset Allocation Fund of American
                                                              Funds Insurance Series
  Fidelity Variable Insurance Products Equity-Income          Initial Class of the Equity-Income Portfolio of
  Investment Division (EFFECTIVE JULY 5, 2000, CLOSED TO NEW  the Fidelity Variable Insurance Products
  PREMIUMS AND TRANSFER OF INVESTMENT VALUE)
  Fidelity Variable Insurance Products High Income            Initial Class of the High Income Portfolio of the
  Investment Division (EFFECTIVE JULY 5, 2000, CLOSED TO NEW  Fidelity Variable Insurance Products
  PREMIUMS AND TRANSFER OF INVESTMENT VALUE)
  Fidelity Variable Insurance Products Overseas Investment    Initial Class of the Overseas Portfolio of the
  Division (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS    Fidelity Variable Insurance Products
  AND TRANSFER OF INVESTMENT VALUE)
  Fidelity Variable Insurance Products Asset Manager          Initial Class of the Asset Manager-SM- Portfolio
  Investment Division (EFFECTIVE JULY 5, 2000, CLOSED TO NEW  of the Fidelity Variable Insurance Products
  PREMIUMS AND TRANSFER OF INVESTMENT VALUE)
  Franklin Small Cap Investment Division                      Class 2 of the Franklin Small Cap Fund of the
                                                              Franklin Templeton Variable Insurance Products
                                                              Trust


                     INVESTMENT DIVISION                                     PURCHASES SHARES OF:
  Franklin Strategic Income Securities Investment Division    Class 1 of the Franklin Strategic Income
                                                              Securities Fund of the Franklin Templeton Variable
                                                              Insurance Products Trust
  Franklin Templeton Mutual Shares Securities Investment      Class 2 of the Mutual Shares Securities Fund of
  Division                                                    the Franklin Templeton Variable Insurance Products
                                                              Trust
  Templeton Growth Securities Investment Division             Class 2 of the Templeton Growth Securities Fund of
                                                              the Franklin Templeton Variable Insurance Products
                                                              Trust
  Templeton Foreign Securities Investment Division            Class 2 of the Templeton Foreign Securities Fund
                                                              of the Franklin Templeton Variable Insurance
                                                              Products Trust
  Hartford Advisers Investment Division                       Class IA of Hartford Advisers HLS Fund
  Hartford Bond Investment Division                           Class IA of Hartford Bond HLS Fund
  Hartford Capital Appreciation Investment Division           Class IA of Hartford Capital Appreciation HLS Fund
  Hartford Money Market Investment Division                   Class IA of Hartford Money Market HLS Fund
  Hartford Stock Investment Division                          Class IA of Hartford Stock HLS Fund
  Janus Aspen Mid Cap Growth Investment Division              Service Shares of the Mid Cap Growth Portfolio of
                                                              the Janus Aspen Series
  Janus Aspen International Growth Investment Division        Service Shares of the International Growth
                                                              Portfolio of the Janus Aspen Series
  Janus Aspen Worldwide Growth Investment Division            Service Shares of the Worldwide Growth Portfolio
                                                              of the Janus Aspen Series
  Janus Aspen Balanced Investment Division                    Service Shares of the Balanced Portfolio of the
                                                              Janus Aspen Series
  Janus Aspen Flexible Income Investment Division             Service Shares of the Flexible Income Portfolio of
                                                              the Janus Aspen Series
  JPMorgan Bond Investment Division                           JPMorgan Bond Portfolio of the J.P. Morgan
                                                              Series Trust II
  JPMorgan International Opportunities Investment Division    JPMorgan International Opportunities Portfolio of
                                                              the J.P. Morgan Series Trust II
  JPMorgan Small Company Investment Division                  JPMorgan Small Company Portfolio of the J. P.
                                                              Morgan Series Trust II
  JPMorgan U.S. Large Cap Core Equity Investment Division     JPMorgan U.S. Large Cap Core Equity Portfolio of
                                                              the J.P. Morgan Series Trust II
  MFS Emerging Growth Investment Division                     Initial Class of the MFS-Registered Trademark-
                                                              Emerging Growth Series of the MFS-Registered
                                                              Trademark- Variable Insurance Trust-SM-
  MFS Capital Opportunities Investment Division               Initial Class of the MFS-Registered Trademark-
                                                              Capital Opportunities Series of the MFS-Registered
                                                              Trademark- Variable Insurance Trust-SM-
  MFS Investors Trust Investment Division                     Initial Class of the MFS-Registered Trademark-
                                                              Investors Trust Series of the MFS-Registered
                                                              Trademark-Variable Insurance Trust-SM-
  MFS New Discovery Investment Division                       Initial Class of the MFS-Registered Trademark- New
                                                              Discovery Series of the MFS-Registered Trademark-
                                                              Variable Insurance Trust-SM-
  MFS High Income Investment Division                         Initial Class of the MFS-Registered Trademark-
                                                              High Income Series of the MFS-Registered
                                                              Trademark-Variable Insurance Trust-SM-
  Morgan Stanley Emerging Markets Equity Investment Division  Class I of the Emerging Markets Equity Portfolio
                                                              of The Universal Institutional Funds, Inc.
  Morgan Stanley Equity Growth Investment Division            Class I of the Equity Growth Portfolio of The
  (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND         Universal Institutional Funds, Inc.
  TRANSFER OF INVESTMENT VALUE)


                     INVESTMENT DIVISION                                     PURCHASES SHARES OF:
  Morgan Stanley Core Plus Fixed Income Investment Division   Class I of the Core Plus Fixed Income Portfolio of
                                                              The Universal Institutional Funds, Inc.
  Morgan Stanley Global Value Equity Investment Division      Class I of the Global Value Equity Portfolio of
  (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND         The Universal Institutional Funds, Inc.
  TRANSFER OF INVESTMENT VALUE)
  Morgan Stanley High Yield Investment Division               Class I of the High Yield Portfolio of The
                                                              Universal Institutional Funds, Inc.
  Morgan Stanley Mid Cap Growth Investment Division           Class I of the Mid Cap Growth Portfolio of The
                                                              Universal Institutional Funds, Inc.
  Morgan Stanley Technology Investment Division               Class I of the Technology Portfolio of The
                                                              Universal Institutional Funds, Inc.
  Morgan Stanley Value Investment Division (EFFECTIVE         Class I of the Value Portfolio of The Universal
  JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFER OF        Institutional Funds, Inc.
  INVESTMENT VALUE)
  Neuberger Berman Advisers Management Trust Balanced         Class I of the Balanced Portfolio of the Neuberger
  Investment Division (EFFECTIVE JULY 5, 2000, CLOSED TO NEW  Berman Advisers Management Trust
  PREMIUMS AND TRANSFER OF INVESTMENT VALUE)
  Neuberger Berman Advisers Management Trust Limited          Class I of the Limited Maturity Bond Portfolio of
  Maturity Bond Investment Division (EFFECTIVE JULY 5, 2000,  the Neuberger Berman Advisers Management Trust
  CLOSED TO NEW PREMIUMS AND TRANSFER OF INVESTMENT VALUE)
  Neuberger Berman Advisers Management Trust Partners         Class I of the Partners Portfolio of Neuberger
  Investment Division (EFFECTIVE JULY 5, 2000, CLOSED TO NEW  Berman Advisers Management Trust
  PREMIUMS AND TRANSFER OF INVESTMENT VALUE)
  Scudder VIT EAFE-Registered Trademark- Equity Index         Class A of the EAFE-Registered Trademark- Equity
  Investment Division                                         Index Fund of the Scudder VIT Funds
  Scudder VIT Equity 500 Index Investment Division            Class A of the Equity 500 Index Fund of the
                                                              Scudder VIT Funds
  Scudder VIT Small Cap Index Investment Division             Class A of the Small Cap Index Fund of the Scudder
                                                              VIT Funds


If you decide to enroll for coverage under this group life insurance policy, you should keep this Prospectus for your records.

The Hartford prospectus included in this OmniSource-Registered Trademark-Prospectus contains information relating to all of the Funds they offer. Not all of the Funds in the Hartford prospectus are available to you. Please review this OmniSource-Registered Trademark- product prospectus for details regarding available Funds.

Although we file this Prospectus with the Securities and Exchange Commission, the Commission doesn't approve or disapprove these securities or determine if the information is truthful or complete. Anyone who represents that the Securities and Exchange Commission does these things may be guilty of a criminal offense.

This Prospectus can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).
--------------------------------------------------------------------------------

PROSPECTUS DATED: MAY 3, 2004

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                PAGE
----------------------------------------------------------------------
SUMMARY OF BENEFITS AND RISKS                                     5
----------------------------------------------------------------------
FEE TABLES                                                        6
----------------------------------------------------------------------
ABOUT US                                                         10
----------------------------------------------------------------------
  Hartford Life and Annuity Insurance Company                    10
----------------------------------------------------------------------
  ICMG Registered Variable Life Separate Account One             10
----------------------------------------------------------------------
  The Funds                                                      10
----------------------------------------------------------------------
CHARGES AND DEDUCTIONS                                           13
----------------------------------------------------------------------
YOUR CERTIFICATE                                                 15
----------------------------------------------------------------------
PREMIUMS                                                         15
----------------------------------------------------------------------
DEATH BENEFITS AND POLICY VALUES                                 16
----------------------------------------------------------------------
MAKING WITHDRAWALS FROM THE CERTIFICATE                          18
----------------------------------------------------------------------
TRANSFERS AMONG INVESTMENT DIVISIONS                             19
----------------------------------------------------------------------
LOANS                                                            20
----------------------------------------------------------------------
LAPSE AND REINSTATEMENT                                          21
----------------------------------------------------------------------
TERMINATION OF POLICY                                            21
----------------------------------------------------------------------
CONTRACT LIMITATIONS                                             21
----------------------------------------------------------------------
CHANGES TO CONTRACT OR SEPARATE ACCOUNT                          22
----------------------------------------------------------------------
SUPPLEMENTAL BENEFITS                                            22
----------------------------------------------------------------------
OTHER MATTERS                                                    22
----------------------------------------------------------------------
FEDERAL TAX CONSIDERATION                                        23
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                  27
----------------------------------------------------------------------
LEGAL PROCEEDINGS                                                28
----------------------------------------------------------------------
INDEPENDENT PUBLIC ACCOUNTANTS                                   28
----------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                        29
----------------------------------------------------------------------
WHERE YOU CAN FIND MORE INFORMATION                              30
----------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
--------------------------------------------------------------------------------

SUMMARY OF BENEFITS AND RISKS

BENEFITS OF YOUR POLICY

FLEXIBILITY -- We designed the policy to be flexible to meet your specific life insurance needs. You have the flexibility to choose death benefit options, investment options, and premiums you pay.

DEATH BENEFIT -- We will pay a death benefit to your beneficiary if the Insured dies while the Certificate is in force. You select one of two death benefit options. These options are:

 -  Option A -- Under Option A the death benefit is equal to the larger of:

   - The Face Amount; and

   - The Variable Insurance Amount.

 -  Option B -- Under Option B the death benefit is equal to the larger of:

   - The Face Amount plus the Cash Value; and

   - The Variable Insurance Amount.

We reduce the death benefit by any money you owe us, such as outstanding Loans or Loan interest. You may change your death benefit option under certain circumstances. You may also increase or decrease the Face Amount on your Certificate under certain circumstances.

INVESTMENT OPTIONS -- You may invest in up to 20 different Investment Divisions, from a choice of 49 Investment Divisions available under your Certificate. You may transfer money among the Investment Divisions, subject to restrictions.

PREMIUM PAYMENTS -- You have the flexibility to choose when and in what amounts you pay premiums.

RIGHT TO EXAMINE YOUR CERTIFICATE -- For 10 days after you receive your Certificate, you may cancel it without paying a sales charge. Some states provide a longer examination period.

WITHDRAWALS -- You may withdraw all or part of amounts available under your Certificate, subject to certain limitations.

LOANS -- You may take a Loan under the Certificate. The Certificate secures the Loan.

PAYMENT OPTIONS -- Your beneficiary may choose to receive the proceeds due under the Certificate,

- in a lump sum; or

- over a period of time by using one of several payment options.

DOLLAR COST AVERAGING -- You may elect to allocate your Net Premiums among the Investment Divisions using the dollar cost averaging option program. The main objective of this program is to minimize the impact of short-term price fluctuations to allow you to take advantage of market fluctuations.

ASSET REBALANCING -- You may elect to have us automatically reallocate Investment Value periodically in order to maintain a particular percentage allocation among the Investment Divisions that you selected ("Asset Rebalancing"). The Investment Value held in each Investment Division will increase or decrease in value at different rates during the relevant period. Asset Rebalancing is intended to reallocate Investment Value from those Investment Divisions that have increased in value to those that have decreased in value.

RISKS OF YOUR POLICY

INVESTMENT PERFORMANCE -- The value of your Certificate will fluctuate with the performance of its Investment Divisions. Your investment options may decline in value, or they may not perform to your expectations. We do not guarantee your Investment Value in the Investment Divisions. The Certificate is not intended to be a short-term savings vehicle. You should read the prospectuses for the Funds for information about the risks of each investment option.

TERMINATION --

- CERTIFICATE -- Your Certificate could terminate if the Cash Surrender Value becomes too low to pay the charges due under the Certificate. If this occurs, Hartford will notify you in writing. You will then have sixty-one (61) days to pay additional amounts to prevent the Certificate from terminating.

- POLICY -- Hartford or the employer may terminate participation in the Policy. The party terminating the Policy must provide you with a notice of the termination, at your last known address, at least fifteen (15) days prior to the date of termination.

PARTIAL WITHDRAWAL LIMITATIONS -- We limit you to twelve (12) partial withdrawals per Coverage Year. These withdrawals will reduce your Cash Surrender Value, may reduce your death benefit, and may be subject to a processing charge.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among the Investment Divisions.

LOANS -- Taking a Loan under your Certificate may increase the risk that your Certificate will lapse, may have a permanent effect on your Investment Value, and may reduce the Death Proceeds.

ADVERSE TAX CONSEQUENCES -- You may be subject to income tax if you receive any Loans, withdrawals or other amounts under the Certificate. You may also be subject to a 10% penalty tax. There could be significant adverse tax consequences if the Certificate should lapse or be surrendered when there are loans outstanding.

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Certificate. The first table describes the maximum fees and expenses that you will pay at the time that you buy the Certificate, surrender the Certificate, or transfer Investment Value between investment options.

MAXIMUM TRANSACTION FEES


                 CHARGE                            WHEN CHARGE IS DEDUCTED                        AMOUNT DEDUCTED
Sales Charge (1)                           When you pay premium.                      9% of the premium paid.
Premium Tax Charge                         When you pay premium.                      Generally, between 0% and 4% of any
                                                                                      premium you pay. The percentage we
                                                                                      deduct will vary by locale depending on
                                                                                      the tax rates in effect there.
Deferred Acquisition Cost Tax Charge       When you pay premium.                      1.25% of each premium you pay. We will
                                                                                      adjust the charge based on changes in
                                                                                      the applicable tax law.
Transfer Fees                              When you make a transfer after the 12th    $50 per transfer.
                                           transfer in any Coverage Year.
Partial Withdrawal Fee                     When you take a withdrawal.                $25 per partial withdrawal.

     (1) The current front end sales load charged as a percentage of the premium paid depending on the Policy Year in which the premium payment was made is:


POLICY YEAR    CURRENT PERCENTAGE    MAXIMUM PERCENTAGE
   1-7              6.75%                    9%
    8+              4.75%                    7%

The next table describes the MAXIMUM fees and expenses that you will pay periodically, not including Fund fees and expenses.

MAXIMUM ANNUAL CHARGES OTHER THAN FUND OPERATING EXPENSES


                 CHARGE                            WHEN CHARGE IS DEDUCTED                        AMOUNT DEDUCTED
Cost of Insurance Charges (1)              Monthly.                                   MINIMUM CHARGE
                                                                                      $0.16 per $1,000 of the net amount at
                                                                                      risk for a 20-year-old female medically
                                                                                      insured preferred non-smoker in the
                                                                                      first year.
                                                                                      MAXIMUM CHARGE
                                                                                      $329.96 per $1,000 of the net amount at
                                                                                      risk for a 95-year-old male in the first
                                                                                      year.
                                                                                      CHARGE FOR REPRESENTATIVE INSUREDS
                                                                                      $0.53 per $1,000 of the net amount at
                                                                                      risk for a 45-year-old male medically
                                                                                      insured standard non-smoker in the first
                                                                                      year.
Mortality and Expense Risk Charge          Daily.                                     On an annual basis, .65% of the value of
                                                                                      each Investment Division's assets.
Administrative Charge                      Monthly.                                   $10 per Coverage Month.
Rider Charges                              Monthly.                                   Currently no rider charges for this
                                                                                      product.
Loan Interest Rate                         Monthly if you have taken a loan on your   The maximum adjustable loan interest
                                           Certificate.                               rate is the greater of:
                                                                                      - 5%; and
                                                                                      - the Published Monthly Average for the
                                                                                      calendar month two (2) months prior to
                                                                                        the date on which we determine the
                                                                                        adjustable loan interest rate.(2)

     (1) This charge varies based on individual characteristics. The charge shown may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial advisor for personal illustration.
     (2) The Published Monthly Average means the "Moody's Corporate Bond Yield Average -- Monthly Average Corporate" as published by Moody's Investor's Service, Inc. or any successor to that service. If that monthly average is no longer published, a substitute average will be used.

The next two tables describe the Fund fees and expenses that you will pay periodically during the time that you own the Certificate. The first table shows the minimum and maximum total annual fund operating expenses charged by any of the Funds. The second table shows the actual fees and expenses charged by each Fund for the end of the last fiscal year. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

                         ANNUAL FUND OPERATING EXPENSES
                 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


                                                                                       MINIMUM  MAXIMUM
-------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                    0.30%    1.87%
-------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
--------------------------------------------------------------------------------


                         ANNUAL FUND OPERATING EXPENSES
                       AS OF EACH FUND'S FISCAL YEAR END
                        (as a percentage of net assets)



                                                                                 TOTAL ANNUAL
                                                                                     FUND
                                                                                   OPERATING
                                                          12B-1                EXPENSES (BEFORE                         NET
                                                       DISTRIBUTION             CONTRACTUAL FEE   CONTRACTUAL FEE      ANNUAL
                                                          AND/OR                  WAIVERS OR        WAIVERS OR          FUND
                                         MANAGEMENT     SERVICING     OTHER         EXPENSE           EXPENSE        OPERATING
                                            FEES           FEES      EXPENSES   REIMBURSEMENTS)   REIMBURSEMENTS      EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio:
  Class O Shares (2)                        0.75%          N/A        0.10%           0.85%              N/A           0.85%
---------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization
  Portfolio: Class O Shares (2)             0.85%          N/A        0.12%           0.97%              N/A           0.97%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Global Growth Fund:
  Class 2                                   0.66%         0.25%       0.04%           0.95%              N/A           0.95%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Global Small
  Capitalization Fund: Class 2              0.80%         0.25%       0.03%           1.08%              N/A           1.08%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund: Class 2         0.37%         0.25%       0.02%           0.64%              N/A           0.64%
---------------------------------------------------------------------------------------------------------------------------------
American Funds International Fund:
  Class 2                                   0.57%         0.25%       0.06%           0.88%              N/A           0.88%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation Fund:
  Class 2                                   0.40%         0.25%       0.02%           0.67%              N/A           0.67%
---------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products
  Equity-Income Portfolio: Initial
  Class (1)(3)                              0.48%          N/A        0.09%           0.57%              N/A           0.57%
---------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products
  High Income Portfolio: Initial
  Class (1)(3)                              0.58%          N/A        0.11%           0.69%              N/A           0.69%
---------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products
  Overseas Portfolio: Initial
  Class (1)(3)                              0.73%          N/A        0.17%           0.90%              N/A           0.90%
---------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products
  Asset Manager Portfolio: Initial
  Class (1)(3)                              0.53%          N/A        0.10%           0.63%              N/A           0.63%
---------------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund: Class 2 (4)        0.51%         0.25%       0.29%           1.05%             0.04%          1.01%
---------------------------------------------------------------------------------------------------------------------------------
Franklin Strategic Income Securities
  Fund: Class 1                             0.42%          N/A        0.25%           0.67%             0.02%          0.65%
---------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund:
  Class 2 (4)                               0.60%         0.25%       0.20%           1.05%              N/A           1.05%
---------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund:
  Class 2 (4)(5)                            0.81%         0.25%       0.07%           1.13%              N/A           1.13%
---------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund:
  Class 2 (4)                               0.69%         0.25%       0.22%           1.16%             0.04%          1.12%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund: Class IA        0.63%          N/A        0.04%           0.67%              N/A           0.67%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund: Class IA            0.47%          N/A        0.03%           0.50%              N/A           0.50%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS
  Fund: Class IA                            0.64%          N/A        0.05%           0.69%              N/A           0.69%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund:
  Class IA                                  0.45%          N/A        0.04%           0.49%              N/A           0.49%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund: Class IA           0.46%          N/A        0.03%           0.49%              N/A           0.49%
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Mid Cap Growth Portfolio:
  Service Shares (6)                        0.65%         0.25%       0.02%           0.92%              N/A           0.92%
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen International Growth
  Portfolio: Service Shares (6)             0.65%         0.25%       0.11%           1.01%              N/A           1.01%
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth
  Portfolio: Service Shares (6)             0.65%         0.25%       0.06%           0.96%              N/A           0.96%
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio:
  Service Shares (6)                        0.65%         0.25%       0.02%           0.92%              N/A           0.92%
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio:
  Service Shares (6)                        0.60%         0.25%       0.04%           0.89%              N/A           0.89%
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio                     0.30%          N/A        0.45%           0.75%              N/A           0.75%
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan International Equity
  Portfolio (7)                             0.60%          N/A        0.96%           1.56%             0.36%          1.20%
---------------------------------------------------------------------------------------------------------------------------------

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                                                                                 TOTAL ANNUAL
                                                                                     FUND
                                                                                   OPERATING
                                                          12B-1                EXPENSES (BEFORE                         NET
                                                       DISTRIBUTION             CONTRACTUAL FEE   CONTRACTUAL FEE      ANNUAL
                                                          AND/OR                  WAIVERS OR        WAIVERS OR          FUND
                                         MANAGEMENT     SERVICING     OTHER         EXPENSE           EXPENSE        OPERATING
                                            FEES           FEES      EXPENSES   REIMBURSEMENTS)   REIMBURSEMENTS      EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company Portfolio            0.60%          N/A        0.55%           1.15%              N/A           1.15%
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan U.S. Large Cap Core Equity
  Portfolio                                 0.35%          N/A        0.50%           0.85%              N/A           0.85%
---------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series: Initial
  Class (8)                                 0.75%          N/A        0.12%           0.87%              N/A           0.87%
---------------------------------------------------------------------------------------------------------------------------------
MFS Capital Opportunities Series:
  Initial Class (8)(9)(10)                  0.75%          N/A        0.19%           0.94%             0.04%          0.90%
---------------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series: Initial
  Class (8)                                 0.75%          N/A        0.12%           0.87%              N/A           0.87%
---------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series: Initial
  Class (8)                                 0.90%          N/A        0.14%           1.04%              N/A           1.04%
---------------------------------------------------------------------------------------------------------------------------------
MFS High Income Series: Initial
  Class (8)(9)(10)                          0.75%          N/A        0.15%           0.90%              N/A           0.90%
---------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional
  Funds, Inc. Emerging Markets Equity
  Portfolio: Class I (11)                   1.25%          N/A        0.62%           1.87%              N/A           1.87%
---------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional
  Funds, Inc. Equity Growth Portfolio:
  Class I (1)(11)                           0.55%          N/A        0.39%           0.94%              N/A           0.94%
---------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional
  Funds, Inc. Core Plus Fixed Income
  Portfolio: Class I (11)                   0.40%          N/A        0.33%           0.73%              N/A           0.73%
---------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional
  Funds, Inc. Global Value Equity
  Portfolio: Class I (1)(11)                0.80%          N/A        0.48%           1.28%              N/A           1.28%
---------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional
  Funds, Inc. High Yield Portfolio:
  Class I (11)                              0.50%          N/A        0.52%           1.02%              N/A           1.02%
---------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional
  Funds, Inc. Mid Cap Growth
  Portfolio: Class I (11)                   0.75%          N/A        0.58%           1.33%              N/A           1.33%
---------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds,
  Inc. Technology Portfolio:
  Class I (11)                              0.80%          N/A        0.53%           1.33%              N/A           1.33%
---------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds,
  Inc. Value Portfolio:
  Class I (1)(11)                           0.55%          N/A        0.44%           0.99%              N/A           0.99%
---------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers Management
  Trust Balanced Portfolio:
  Class I (1)                               0.85%          N/A        0.26%           1.11%              N/A           1.11%
---------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers Management
  Trust Limited Maturity Bond
  Portfolio: Class I (1)                    0.65%          N/A        0.09%           0.74%              N/A           0.74%
---------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers Management
  Trust Partners Portfolio:
  Class I (1)                               0.83%          N/A        0.07%           0.90%              N/A           0.90%
---------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE-Registered Trademark-
  Equity Index Fund: Class A                0.45%          N/A        0.64%           1.09%             0.44%          0.65%
---------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund:
  Class A                                   0.20%          N/A        0.10%           0.30%              N/A           0.30%
---------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Small Cap Index Fund:
  Class A                                   0.35%          N/A        0.26%           0.61%             0.16%          0.45%
---------------------------------------------------------------------------------------------------------------------------------



(1) Effective July 5, 2000, closed to new premiums or transfer of Investment Value.



(2) Operating expenses shown are for Class O Shares. The Alger American Fund offers both Class O and Class S Shares. The classes differ only in that Class S Shares are subject to distribution and shareholder servicing fees, while Class O Shares are not.



(3) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.56% for the Equity Income Portfolio; 0.69% for the High Income Portfolio; 0.86% for the Overseas Portfolio; and, 0.62% for the Asset Manager Portfolio. These offsets may be discontinued at any time.



(4) While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.



(5) The Fund administration fee is paid indirectly through the management fee.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
--------------------------------------------------------------------------------


(6) Expenses are based upon expenses for the year ended December 31, 2003. All expenses are shown without the effect of any expense offset arrangements.



(7) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Portfolio to the extent total annual operating expenses of the Portfolio's Shares (excluding interest, taxes and extraordinary expenses) exceed 1.20% of its average daily net assets through 4/30/05. In addition, the Portfolio's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.



(8) Each series has an expense offset arrangement, which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these fee reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, Total Operating Expenses would have been lower for certain series and would equal:



                                                                                                              TOTAL
                                                                    MANAGEMENT       12B-1       OTHER      OPERATING
                                                                        FEE          FEES       EXPENSES     EXPENSES
-----------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series: Initial Class                              0.75%          N/A        0.11%        0.86%
-----------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series: Initial Class                                0.90%          N/A        0.13%        1.03%
-----------------------------------------------------------------------------------------------------------------------



(9) MFS has contractually agreed through at least April 30, 2005, subject to reimbursement, to bear the series' expenses such that "Other Expenses" (after taking into account the expense offset and brokerage arrangements described above), do not exceed 0.15% annually for each series. (Note that the High Income Series' "Other Expenses" are currently at or below 0.15% and the series is reimbursing MFS). This contractual fee arrangement may not be changed without approval of the Board of Trustees which oversees the Series.



(10) The reimbursement agreement will terminate on the earlier of December 31, 2004 or such date as all expenses previously borne by MFS under agreement have been paid by the series.



(11) With respect to the The Universal Institutional Funds, Inc. the investment adviser has waived a portion or all of the management fee and reimbursed other expenses of the portfolios to the extent total annualized operating expenses exceed the following percentages: Emerging Markets Equity Portfolio 1.75%; Equity Growth 0.85%; Core Plus Fixed Income 0.70%; Global Value Equity 1.15%; High Yield 0.80%; Mid Cap Growth 1.05%; Technology 1.15%; Value 0.85%. The adviser may terminate this voluntary waiver at any time at its sole discretion. With such reductions, the "Management Fees", "Other Expenses" and "Total Annual Expenses" were as follows:



                                                                                                              TOTAL
                                                                    MANAGEMENT       12B-1       OTHER      OPERATING
                                                                        FEE          FEES       EXPENSES     EXPENSES
-----------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Emerging Markets Equity
  Portfolio: Class I                                                   1.16%          N/A        0.62%        1.78%
-----------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Equity Growth Portfolio:
  Class I                                                              0.46%          N/A        0.39%        0.85%
-----------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Core Plus Fixed Income
  Portfolio: Class I                                                   0.37%          N/A        0.33%        0.70%
-----------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Global Value Equity
  Portfolio: Class I                                                   0.67%          N/A        0.48%        1.15%
-----------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. High Yield Portfolio:
  Class I                                                              0.28%          N/A        0.52%        0.80%
-----------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Mid Cap Growth Portfolio:
  Class I                                                              0.47%          N/A        0.58%        1.05%
-----------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Technology Portfolio:
  Class I                                                              0.62%          N/A        0.53%        1.15%
-----------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Value Portfolio: Class I       0.41%          N/A        0.44%        0.85%
-----------------------------------------------------------------------------------------------------------------------



Additionally, in determining the actual amount of management fee waiver and/or expense reimbursement for a Portfolio, if any, the adviser excludes from total annual operating expenses certain investment related expenses, such as foreign country tax expense and interest expense on borrowing. Included in "Other Expenses" of the Emerging Markets Equity Portfolio is 0.03% of such investment related expenses.

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

ABOUT US

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS


                                     EFFECTIVE DATE
           RATING AGENCY               OF RATING     RATING            BASIS OF RATING
------------------------------------------------------------------------------------------------
 A.M. Best and Company, Inc.             7/17/03       A+    Financial strength
------------------------------------------------------------------------------------------------
 Standard & Poor's                      12/01/03      AA-    Financial security characteristics
------------------------------------------------------------------------------------------------
 Fitch                                   1/09/04      AA     Claims paying ability
------------------------------------------------------------------------------------------------


ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE

The Investment Divisions are separate divisions of our separate account, called ICMG Registered Variable Life Separate Account One (the "Separate Account"). The Separate Account exists to keep your life insurance policy assets separate from our company assets. As such, the investment performance of the Separate Account is independent from the investment performance of our other assets. We use our other assets to pay our insurance obligations under the Policy. We hold your assets in the Separate Account exclusively for your benefit and we may not use them for any other liability of ours.

The Separate Account has 39 Investment Divisions dedicated to the Policies. Each of these Investment Divisions invests solely in a corresponding Portfolio of the Funds. You choose the Investment Divisions that meet your investment style. We may establish additional Investment Divisions at our discretion. The Separate Account may include other Investment Divisions that will not be available under the Policy.

THE FUNDS

The Funds sell shares of the Portfolios to the Separate Account. The Portfolios are set up exclusively for variable annuity and variable life insurance products. The Portfolios are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. However, they may have similar investment strategies and the same portfolio managers as retail mutual funds.

We do not guarantee the investment results of any of the Portfolios. Since each Portfolio has different investment objectives, each is subject to different risks. The prospectuses for the Funds and the Funds' Statement of Additional Information describe these risks and the Portfolio's expenses. We have included the Funds' prospectuses in this Prospectus.

The following Portfolios are available under your Certificate:

ALGER AMERICAN GROWTH PORTFOLIO: CLASS O SHARES -- Seeks long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.(1)

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO: CLASS O SHARES -- Seeks long-term capital appreciation. It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the Russell-Registered Trademark- 2000 Growth Index.(1)

AMERICAN FUNDS GLOBAL GROWTH FUND: CLASS 2 -- Seeks long-term growth of capital by investing primarily in common stocks of companies located around the world.


AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND: CLASS 2 -- Seeks long-term growth of capital by investing primarily in stocks of smaller companies around the world that typically have market capitalizations of $50 million to $2 billion.


AMERICAN FUNDS GROWTH FUND: CLASS 2 -- Seeks long-term growth of capital by investing primarily in U.S. common stocks which demonstrate the potential to provide strong earnings over the years.

AMERICAN FUNDS INTERNATIONAL FUND: CLASS 2 -- Seeks long-term growth of capital by investing primarily in common stocks of companies based outside the United States.

AMERICAN FUNDS ASSET ALLOCATION FUND: CLASS 2 -- Seeks high total return, including income and capital gains, consistent with the preservation of capital over the long term through a diversified portfolio that can include common stocks and other equity-type securities, bonds and other intermediate and long-term debt securities, and money market instruments.

FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE PRODUCTS EQUITY-INCOME
PORTFOLIO: INITIAL CLASS -- Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500-SM- Index (S&P

(1) FUND DESCRIPTION IS FOR CLASS O SHARES. THE ALGER AMERICAN FUND OFFERS BOTH CLASS O AND CLASS S SHARES. THE CLASSES DIFFER ONLY IN THAT CLASS S SHARES ARE SUBJECT TO DISTRIBUTION AND SHAREHOLDER SERVICING FEES, WHILE CLASS O SHARES ARE NOT.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   11
--------------------------------------------------------------------------------
500-Registered Trademark-). (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFERS OF INVESTMENT VALUE)

FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE PRODUCTS HIGH INCOME
PORTFOLIO: INITIAL CLASS -- Seeks a high level of current income, while also considering growth of capital. (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFERS OF INVESTMENT VALUE)

FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE PRODUCTS OVERSEAS PORTFOLIO:
INITIAL CLASS -- Seeks long-term growth of capital. (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFERS OF INVESTMENT VALUE)

FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE PRODUCTS ASSET MANAGER-SM-
PORTFOLIO: INITIAL CLASS -- Seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments. (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFERS OF INVESTMENT VALUE)


FRANKLIN SMALL CAP FUND: CLASS 2 -- Seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of small capitalization companies. For this Fund, small-cap companies are those with market capitalization values not exceeding (i) $1.5 billion or (ii) the highest market capitalization value in the Russell 2000-Registered Trademark- Index, whichever is greater, at the time of purchase.



FRANKLIN STRATEGIC INCOME SECURITIES FUND: CLASS 1 -- Seeks a high level of current income, with capital appreciation over the long term as a secondary objective. The Fund normally invests mainly in U.S. and foreign debt securities, including those in emerging markets. The Fund uses an active allocation process and invests in high yield and investment grade corporate bonds, including emerging market bonds; mortgage securities and other asset-backed securities, convertible securities, including preferred stocks and bonds convertible into common stocks; U.S. government bonds; and preferred stock (not convertible).



MUTUAL SHARES SECURITIES FUND: CLASS 2 -- Seeks capital appreciation, with income as a secondary goal. The Fund normally invests mainly in U.S. equity securities that the Fund's manager believes are available at market prices less than their value on certain recognized or objective criteria, including undervalued stocks, merger/risk arbitrage securities and distressed companies.


TEMPLETON GROWTH SECURITIES FUND: CLASS 2 -- Seeks long-term capital growth. The Fund normally invests mainly in equity securities of companies located anywhere in the world, including those in the U.S. and in emerging markets.


TEMPLETON FOREIGN SECURITIES FUND: CLASS 2 -- Seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.


HARTFORD ADVISERS HLS FUND: CLASS IA -- Seeks maximum long-term total return.

HARTFORD BOND HLS FUND: CLASS IA -- Seeks a high level of current income, consistent with a competitive total return, as compared to bond funds with similar investment objectives and policies.

HARTFORD CAPITAL APPRECIATION HLS FUND: CLASS IA -- Seeks growth of capital.

HARTFORD MONEY MARKET HLS FUND: CLASS IA -- Seeks maximum current income consistent with liquidity and preservation of capital.

HARTFORD STOCK HLS FUND: CLASS IA -- Seeks long-term growth of capital, with income as a secondary consideration.


JANUS ASPEN MID CAP GROWTH PORTFOLIO: SERVICE SHARES -- Seeks long-term growth of capital.


JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES -- Seeks long-term growth of capital.

JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO: SERVICE SHARES -- Seeks long-term growth of capital in a manner consistent with the preservation of capital.

JANUS ASPEN BALANCED PORTFOLIO: SERVICE SHARES -- Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

JANUS ASPEN FLEXIBLE INCOME PORTFOLIO: SERVICE SHARES -- Seeks to obtain maximum total return, consistent with preservation of capital.

JPMORGAN BOND PORTFOLIO -- Seeks high total return consistent with moderate risk of capital and maintenance of liquidity.

JPMORGAN INTERNATIONAL OPPORTUNITIES PORTFOLIO -- Seeks high total return from a portfolio of equity securities of foreign companies.

JPMORGAN SMALL COMPANY PORTFOLIO -- Seeks high total return from a portfolio of small company stocks.


JPMORGAN U.S. LARGE CAP CORE EQUITY PORTFOLIO -- Seeks high total return from a portfolio of selected equity securities.


MFS EMERGING GROWTH SERIES: INITIAL CLASS -- Seeks to provide long-term growth of capital.

MFS CAPITAL OPPORTUNITIES SERIES: INITIAL CLASS -- Seeks capital appreciation.

MFS INVESTORS TRUST SERIES: INITIAL CLASS -- Seeks mainly to provide long-term growth of capital and secondarily to provide reasonable current income.

MFS NEW DISCOVERY SERIES: INITIAL CLASS -- Seeks capital appreciation.

MFS HIGH INCOME SERIES: INITIAL CLASS -- Seeks high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. EMERGING MARKETS EQUITY PORTFOLIO:
CLASS I -- Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. EQUITY GROWTH PORTFOLIO:
CLASS I -- Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies. (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFERS OF INVESTMENT VALUE).

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. CORE PLUS FIXED INCOME PORTFOLIO:
CLASS I -- Seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities. The Portfolio will ordinarily seek to maintain an average weighted maturity in excess of five years. The Portfolio may invest opportunistically in non-dollar denominated securities and in high yield securities (commonly referred to as "junk bonds").

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. GLOBAL VALUE EQUITY PORTFOLIO:
CLASS I -- Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including United States issuers. (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFERS OF INVESTMENT VALUE).

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. HIGH YIELD PORTFOLIO: CLASS I -- Seeks above average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of high yield securities (commonly referred to as "junk bonds"). The Portfolio also may invest in investment grade fixed income securities, including U.S. Government securities, corporate bonds and mortgage securities; it may invest to a limited extent in foreign fixed income securities, including emerging market securities.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. MID CAP GROWTH PORTFOLIO:
CLASS I -- Seeks long-term capital growth by investing primarily in common stocks and other equity securities, primarily in growth-oriented equity securities of U.S. mid cap companies and, to a limited extent, foreign companies. The investment adviser selects issuers from a universe comprised of mid cap companies, most with market capitalizations of generally less than $35 billion.


THE UNIVERSAL INSTITUTIONAL FUNDS, INC. TECHNOLOGY PORTFOLIO: CLASS I -- Seeks long-term capital appreciation by investing primarily in equity securities of companies that the investment adviser expects will benefit from their involvement in technology and technology-related industries.



THE UNIVERSAL INSTITUTIONAL FUNDS, INC. VALUE PORTFOLIO: CLASS I -- Seeks above average total return over a market cycle of three to five years by investing primarily in a portfolio of common stocks and other equity securities, primarily in common stocks of companies with equity capitalizations generally greater than $1 billion. The Portfolio emphasizes a value style of investing seeking well established companies that appear undervalued and currently are not being recognized within the market place. The Portfolio may purchase stocks that do not pay dividends. The Portfolio may invest, to a limited extent, in foreign equity securities, and may also invest in securities of foreign companies that are listed in the U.S. on a national exchange. (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFERS OF INVESTMENT VALUE)


NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST BALANCED PORTFOLIO: CLASS I -- Seeks growth of capital and reasonable current income without undue risk to principal. The portfolio invests primarily in equity securities of medium capitalization companies and fixed income securities from U.S. government and corporate issuers. (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFERS OF INVESTMENT VALUE)

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUSTLIMITED MATURITY BOND PORTFOLIO:
CLASS I -- Seeks to provide the highest current income consistent with low risk to principal and liquidity; and secondarily, total return. The Portfolio invests in short- to intermediate-term debt securities, primarily investment grade. (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFERS OF INVESTMENT VALUE)

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST PARTNERS PORTFOLIO: CLASS I -- Seeks capital growth by investing mainly in common stocks of established mid- to large-capitalization companies. (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFERS OF INVESTMENT VALUE)

SCUDDER VIT EAFE-REGISTERED TRADEMARK- EQUITY INDEX FUND: CLASS A -- Seeks to match as closely as possible (before deduction for expenses) the performance of the Morgan Stanley Capital International EAFE-Registered Trademark-Index (the "MSCI EAFE-Registered Trademark- Index") which emphasizes stocks of companies in major markets in Europe, Australia and the Far East. The Fund invests in these securities in approximately the same weightings as the MSCI EAFE-Registered Trademark- Index. The MSCI EAFE-Registered Trademark-Index is a capitalization-weighted index containing approximately 1,100 equity securities of companies located outside the United States.(2)

SCUDDER VIT EQUITY 500 INDEX FUND: CLASS A -- Seeks to match as closely as possible (before deduction for expenses) the total return of the Standard & Poor's 500-Registered Trademark- Composite Stock Price Index (the "S&P 500-Registered Trademark- Index"). The Fund invests in a statistically selected sample of the securities found in the S&P 500-Registered Trademark- Index. The S&P 500-Registered Trademark- Index is an index of 500 common stocks, most of which trade on the New York Stock Exchange.(3)

SCUDDER VIT SMALL CAP INDEX FUND: CLASS A -- Seeks to match as closely as possible (before deduction for expenses) the total return of the Russell 2000-Registered Trademark- Small Stock Index (the "Russell 2000-Registered Trademark-"). The Fund invests in a statistically selected sample of the securities found in the Russell 2000-Registered Trademark-. The Russell 2000-Registered Trademark- is composed of approximately 2,000 small-capitalization common stocks.(4)

(2) THE EAFE-REGISTERED TRADEMARK- INDEX IS THE EXCLUSIVE PROPERTY OF MORGAN STANLEY. MORGAN STANLEY CAPITAL INTERNATIONAL IS A SERVICE MARK OF MORGAN STANLEY AND HAS BEEN LICENSED FOR USE BY DEUTSCHE ASSET MANAGEMENT, INC.

(3) "S&P 500-REGISTERED TRADEMARK-" AND "STANDARD & POOR'S-REGISTERED TRADEMARK-" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES AND HAVE BEEN LICENSED FOR USE BY DEUTSCHE ASSET MANAGEMENT, INC.

(4) "RUSSELL 2000-REGISTERED TRADEMARK-" IS A TRADEMARK OF THE FRANK RUSSELL COMPANY AND HAS BEEN LICENSED FOR USE BY DEUTSCHE ASSET MANAGEMENT, INC.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   13
--------------------------------------------------------------------------------


INVESTMENT ADVISERS: -- The Alger American Fund is managed by Fred Alger Management, Inc. The American Funds Insurance Series is managed by Capital Research and Management Company. Fidelity Variable Insurance Products are managed by Fidelity Management & Research Company. The Franklin Small Cap Fund is managed by Franklin Advisers, Inc. The Franklin Strategic Income Securities Fund is managed by Franklin Advisers, Inc. The Mutual Shares Securities Fund is managed by Franklin Mutual Advisers, LLC. The Templeton Growth Securities Fund is managed by Templeton Global Advisors Limited. The Templeton Foreign Securities Fund is managed by Templeton Investment Counsel, LLC. Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Money Market HLS Fund, and Hartford Stock HLS Fund, are collectively the "Hartford Funds" and are managed by HL Investment Advisors, LLC. Wellington Management Company, LLP and Hartford Investment Management Company serve as sub-investment advisors and provide day to day investment services. Janus Aspen Series is managed by Janus Capital Management LLC. J.P. Morgan Series Trust II is managed by J.P. Morgan Investment Management Inc. The MFS-Registered Trademark- Variable Insurance Trust is managed by MFS-TM-Investment Management. The Universal Institutional Funds, Inc. is managed by Morgan Stanley Investment Management, doing business in this instance as Van Kampen. Neuberger Berman Advisers Management Trust is managed by Neuberger Berman Management Inc. Scudder VIT Funds are managed by Deutsche Asset Management, Inc. and sub-advised by Northern Trust Investments, Inc.


MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, owners of other policies or owners of variable annuity contracts with values allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We will notify you of shareholder's meetings of the Funds purchased by those Investment Divisions you have invested in. We will send you proxy materials and instructions for you to vote the shares held for your benefit by those Investment Divisions. We will arrange for the handling and tallying of proxies received from you or other policy owners. If you give no instructions, we will vote those shares in the same proportion as shares for which we received instructions.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Policy may be voted. After we begin to make payouts to you, the number of votes you have will decrease.

ADMINISTRATIVE AND DISTRIBUTION SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative and distribution related services and the Funds pay fees to Hartford that are usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family and may include fees paid under a distribution and/or servicing plan adopted by a Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

DEDUCTIONS FROM PREMIUM

We deduct a percentage of your premium payment for a sales charge, a premium tax charge and the deferred acquisition cost ("DAC") tax charge before we allocate it to the Investment Divisions. The amount of each premium we allocate to the Investment Divisions is your net premium ("Net Premium").

SALES CHARGE -- The current sales charge is 6.75% of any premium paid for Coverage Years 1 through 7 and 4.75% of any premium paid in Coverage Years 8 and later. The maximum sales charge is 9% of any premium paid in Coverage Years 1 through 7 and 7% of any premium paid in Coverage Years 8 and later. Sales charges cover expenses related to the sale and distribution of the Certificates.

PREMIUM TAX CHARGE -- We deduct a tax charge from each premium you pay. The premium tax charge covers taxes assessed against us by a state and/or other governmental entity. The range of this charge, generally, is between 0% and 4%.

DAC TAX CHARGE -- We deduct 1.25% of each premium to cover a federal premium tax assessed against us. This charge is reasonable in relation to our federal income tax burden, under Section 848 of the Internal Revenue Code of 1986 ("the Code"), resulting from the receipt of premiums. We will adjust this charge based on changes in the applicable tax law.

DEDUCTIONS FROM INVESTMENT VALUE

MONTHLY DEDUCTION AMOUNT -- Each month we will deduct an amount from your Investment Value to pay for the benefits provided under the Certificate. We call this amount the Monthly Deduction Amount and it equals the sum of:

(a) the administrative expense charge;

(b) the cost of insurance charge;

(c) the charges for additional benefits provided by rider, if any.
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Each Monthly Deduction Amount will be deducted pro rata from each of the
Investment Divisions, unless you instruct us otherwise. The Monthly Deduction Amount will vary from month to month.

Following is an explanation of the administrative expense charge and the charges for cost of insurance and rider benefits.

(a) Administrative Expense Charge -- We will assess a monthly administrative charge to compensate us for administrative costs in connection with the Certificates. We will initially charge $5 per Coverage Month and we guarantee that the charge will never exceed $10.00 per Coverage Month.

(b) Cost of Insurance Charge -- The cost of insurance charge is equal to:

- the cost of insurance rate per $1,000; multiplied by

- the net amount at risk; divided by

- $1,000.

The net amount at risk equals the death benefit minus the Cash Value on the date we calculate this charge. The cost of insurance charge is shown on the specification pages of the Policy and Certificate.

Because your Investment Value and death benefit may vary from month to month, the cost of insurance may also vary on each Processing Date. The cost of insurance depends on your Certificate's amount at risk. Items which may affect the amount at risk include the amount and timing of premium payments, investment performance, fees and charges assessed, rider charges, Certificate loans and changes to the Face Amount.

The purpose of the cost of insurance charge is to cover our anticipated mortality costs. The current cost of insurance rates for standard risks will not exceed those based on the 1980 Commissioners Standard Ordinary Mortality Table
(ANB), Male or Female, age nearest birthday. We will charge substandard risks a higher cost of insurance rate. The cost of insurance rates for substandard risks will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Mortality Table (ANB), Male or Female, age nearest birthday. In addition, the use of simplified underwriting or guaranteed issue procedures, rather than medical underwriting, may result in a higher cost of insurance charge for some individuals than if medical underwriting procedures were used.

We will make any changes in the cost of insurance uniformly for all insureds of the same issue ages, sexes, risk classes and whose coverage has been in-force for the same length of time. No change in insurance class or cost will occur as a result of the deterioration of the Insured's health.

The rate class of an Insured affects the cost of insurance rate. We and the employer will agree on the number of rate classes and characteristics of each rate class. The rate classes may vary by smokers and nonsmokers, active and retired status, preferred and standard and/or any other nondiscriminatory classes agreed to by the employer.

(c) Rider Charge -- If the Certificate includes riders, we deduct a charge from the Investment Value on each Processing Date. We specify the applicable charge on the rider. This charge is to compensate us for the anticipated cost of providing the rider benefits.

For a description of the riders available, see "Supplemental Benefits."

MORTALITY AND EXPENSE RISK CHARGE -- For assuming mortality and expense risks under the Policy, we may deduct a maximum daily charge of .001781% which is equal to .65% per year of the value of each Investment Division's assets in all Coverage Years. We may pay an expense credit reflecting a reduction in the mortality and expense risk rate. We will pay these credits at the end of each Coverage Month and will use them to purchase additional Accumulation Units at the end of that Coverage Month.

Currently, in Coverage Years 1 through 10, we will pay an expense credit of ..30%. The result is a net annual mortality and expense risk rate of .35%. In Coverage Years 11 through 15, we will pay an expense credit of .40%. The result is a net annual mortality and expense risk rate of .25%. In Coverage Years 16 and later, we will pay an expense credit of .55%. The result is a net annual mortality and expense risk rate of .10%.

The mortality and expense risk charge is equal to:

- the mortality and expense risk rate; multiplied by

- the portion of the Cash Value allocated to the Investment Divisions and the Loan Account.

The mortality risk we assume is that the actual cost of insurance charges specified in the Certificate will be insufficient to meet actual claims. The expense risk we assume is that expenses we incur for issuing and administering the Certificates will exceed the administrative charges we deducted from Investment Value.

If these charges are insufficient to cover actual costs and assumed risks, the loss will fall on us. However, if the charge proves more than sufficient, we will add any excess to our surplus.

TRANSFER FEE -- We deduct a $50 transfer fee when you transfer amounts from one Investment Division to another for each transfer in excess of 12 transfers per year.

PARTIAL WITHDRAWAL FEE -- We deduct a partial withdrawal fee for each withdrawal you make. The fee is the lesser of 2% of the amount withdrawn or $25.

CHARGES FOR THE FUNDS -- The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percentage of a Fund's average daily net assets as an annual rate. Please read the prospectus for each Fund for complete details.
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YOUR CERTIFICATE

OWNERSHIP RIGHTS

As long as your Certificate is in force, you may exercise all rights under the Certificate while the Insured is alive and you have not named an irrevocable beneficiary.

BENEFICIARY

You name the beneficiary in your enrollment form for the Certificate. You may change the beneficiary (unless irrevocably named) while the Insured is alive by notifying us, in writing. If no beneficiary is living when the Insured dies, we will pay the Death Proceeds to you if living; or, otherwise, to your estate.

ASSIGNMENT

You may assign your rights under the Certificate. Until you notify us in writing, no assignment is effective against us. We are not responsible for the validity of any assignment.

STATEMENTS

We will send you a statement at least once each year, showing:

- the Certificate's current Cash Value, Cash Surrender Value and Face Amount;

- the premiums paid, Monthly Deduction Amounts and any Loans since your last statement;

- the amount of any outstanding Debt;

- any notifications required by the provisions of your Certificate; and

- any other information required by the Insurance Department of the state where we delivered your Certificate.

ISSUANCE OF YOUR CERTIFICATE

To purchase a Certificate you must submit an enrollment form to our Customer Service Center. The specific form you complete will depend on the underwriting classification and plan design of the Policy. Generally, we will only issue a Certificate on the lives of Insureds between the ages of 20 and 79 who supply evidence of insurability satisfactory to us. In addition, in most cases, we will not issue a Certificate with a Face Amount of less than the minimum Face Amount. Acceptance is subject to our underwriting rules and we reserve the right to reject an enrollment form for any reason. If we accept your enrollment form, your Certificate will become effective on the Coverage Date only after we receive all outstanding delivery requirements and the initial premium payment shown in your Certificate.

In the event you are exchanging an existing contract(s) for a new Certificate under Section 1035 of the Internal Revenue Code, the Coverage Date will be the date that you make the 1035 exchange. You make this 1035 exchange by assigning the existing contract(s) to us and completing an enrollment form. Upon receipt of the assignment form, we will surrender the existing contract(s) for its cash surrender value. We will apply the surrender proceeds we receive as premium to the Certificate. During the time between the Coverage Date and the date we receive the cash surrender value of the existing contract(s) or a premium payment, there will be no gap in coverage. We will make charges and deductions (other than those of the Portfolios) for this period; however, you will not experience investment returns.

RIGHT TO EXAMINE THE CERTIFICATE

You have a limited right to return your Certificate for cancellation. You may deliver or mail the Certificate to us or to the agent who sold you the Certificate within ten (10) calendar days after delivery of the Certificate to you. This is the right to examine period. Some states provide for a longer period.

In the event you return your Certificate, we will return to you within seven (7) days of our receipt of the Certificate, either:

- the total amount of premiums; or

- the Cash Value plus charges deducted under the Certificate.

The amount we return depends upon the state we issued your Certificate in.

PREMIUMS
--------------------------------------------------------------------------------

PREMIUM PAYMENT FLEXIBILITY

You have considerable flexibility as to when, in what amounts and what level of premiums, within a range determined by us, you pay under the Certificate. You choose a premium once you have determined the level and pattern of the death benefit.

You must pay a minimum initial premium to make your coverage effective on the Coverage Date. The minimum initial premium may not be less than $100,000. You may pay additional premiums at any time, subject to the premium limitations set by the Internal Revenue Code. For details on these premium limitations see, "Premium Limitation." You have the right to pay additional premiums of at least $100.00 at any time, unless otherwise agreed to by us.

Your Certificate may lapse if the value of your Certificate becomes insufficient to cover the Monthly Deduction Amounts. If this happens you may pay additional premiums in order to prevent your Certificate from terminating. For details see, "Lapse and Reinstatement." Factors that determine the amount of any required premiums include the Face Amount, the death benefit option elected and charges and expenses.

ALLOCATION OF PREMIUM PAYMENTS

During the right to examine period, we allocate your initial premium payment, in accordance with state law requirements, at the end of the Valuation Day we receive the premium. If you choose to cancel your Certificate, some states require the return of your initial premium, while others require the return of the Certificate's Cash Value.
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16                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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- STATE OF ISSUE REQUIRES RETURN OF INITIAL PREMIUM -- If the state of issue of your Certificate requires that we return your initial premium, we will, when we issue your Certificate and until the end of the right to examine period, allocate your initial Net Premium to the Hartford Money Market Investment Division. Upon the expiration of the right to examine period, we will invest the initial Net Premium according to your initial allocation instructions. However, any accrued interest will remain in the Hartford Money Market Investment Division if you selected it as an initial allocation option.

  We will allocate any additional premiums received prior to the expiration of the right to examine period to the Hartford Money Market Investment Division.

- STATE OF ISSUE REQUIRES RETURN OF CERTIFICATE'S CASH VALUE -- If the state of issue of your Certificate requires that we return the Certificate's Cash Value, we will allocate the initial Net Premium among your chosen Investment Divisions. In this case you will bear full investment risk for any amounts we allocate to the Investment Division during the right to examine period. This automatic immediate investment feature only applies if specified in your Certificate. Please check with your agent to determine the status of your Certificate.

You may change the Net Premium allocation if you notify us in writing. Portions you allocate to the Investment Divisions must be whole percentages of 5% or more. We will allocate subsequent Net Premiums among Investment Divisions according to your most recent instructions, at the end of the Valuation Day we receive the premium, subject to the following:

- If we receive a premium and your most recent allocation instructions would violate the 5% requirement, we will allocate the Net Premium among the Investment Divisions according to your previous premium allocation; and

- If the asset rebalancing option is in effect, we will allocate Net Premiums accordingly, until you terminate this option. (See "Transfers Among Investment Divisions -- Asset Rebalancing.")

You will receive several different types of notification that explain what your current premium allocation is. The Certificate shows the initial allocation you chose on the enrollment form. In addition, we will send you written confirmation, after we receive your premium payment, that shows you how we allocated your premium. A Certificate's annual statement will also summarize your current premium allocation.

ACCUMULATION UNITS

We use Net Premiums allocated to the Investment Divisions to credit Accumulation Units under the Certificates.

We determine the number of Accumulation Units in each Investment Division to be credited under the Certificate (including the initial allocation to the Hartford Money Market Investment Division) as follows:

- Multiply the Net Premium by the appropriate allocation percentage to determine the portion we will invest in the Investment Division; then

- Divide each portion to be invested in an Investment Division by the Accumulation Unit value of that particular Investment Division we computed following the receipt of the payment.

Deductions made for the monthly deduction amount on each Processing Date will reduce the number of Accumulation Units under the Certificate. (See "Deductions from Investment Value -- Monthly Deduction Amount.")

ACCUMULATION UNIT VALUES

The Accumulation Unit value for each Investment Division will vary daily to reflect the investment experience and charges of the applicable Portfolio, as well as the daily deduction for mortality and expense risks. We will determine the Accumulation Unit value on each Valuation Day by multiplying the Accumulation Unit value of the particular Investment Division on the preceding Valuation Day by a net investment factor for that Investment Division for the Valuation Period then ended. The net investment factor for each of the Investment Divisions is equal to the net asset value per share of the corresponding Portfolio at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions paid by that Portfolio in the Valuation Period then ended) divided by the net asset value per share of the corresponding Portfolio at the beginning of the Valuation Period, less the daily deduction for the mortality and expense risks assumed by us.

PREMIUM LIMITATION

If we receive premiums that would cause the Certificate to fail to meet the definition of a life insurance policy in accordance with the Code, we will refund the excess premium payments. We will refund such premium payments and any applicable interest no later than sixty (60) days after the end of a Coverage Year.

We will accept a premium payment that results in an increase in the death benefit greater than the amount of the premium, only after we approve evidence of insurability.

DEATH BENEFITS AND POLICY VALUES
--------------------------------------------------------------------------------

VALUES UNDER THE CERTIFICATE

CASH SURRENDER VALUE -- As with traditional life insurance, each Certificate will have a Cash Surrender Value. The Cash Surrender Value is equal to the Cash Value, less Debt, less any charges accrued but not deducted. There is no minimum guaranteed Cash Surrender Value. The Cash Value equals the value in the Investment Divisions plus the Loan Account Value.

INVESTMENT VALUE -- Each Certificate will also have an Investment Value. The Investment Value of a Certificate changes on a
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daily basis and will be computed on each Valuation Day. The Investment Value will vary to reflect the investment experience of the Investment Divisions, Monthly Deduction Amounts and any amounts transferred to the Loan Account to secure a Loan.

The Investment Value of a particular Certificate is related to the net asset value of the Portfolios associated with the Investment Divisions to which Net Premiums on the Certificate have been allocated. The total Investment Value in the Investment Divisions on any Valuation Day is calculated by multiplying the number of Accumulation Units in each Investment Division as of the Valuation Day by the current Accumulation Unit value of that Investment Division and then summing the result for all the Investment Divisions. The Investment Value equals the sum of the values of the assets in the Investment Divisions. See
"Premiums -- Accumulation Unit Values."

DEATH BENEFITS

As long as the Certificate remains in force, the Certificate provides for the payment of the Death Proceeds to the named beneficiary when the Insured under the Certificate dies. The Death Proceeds payable to the beneficiary equal the death benefit less any Debt outstanding under the Certificate plus any rider benefits payable. The death benefit depends on the death benefit option you select and is determined as of the date of the death of the Insured.

MINIMUM DEATH BENEFIT TESTING PROCEDURES -- Section 7702 of the Code defines alternative testing procedures, the guideline premium test ("GPT") and the cash value accumulation test ("CVAT") in order to meet the definition of life insurance under the Code. See "Federal Tax Considerations" Each Certificate must qualify under either the GPT or the CVAT. Prior to issue, you choose the procedure under which a Certificate will qualify. Once you choose either the GPT or the CVAT to test a Certificate, it cannot be changed while the Certificate is in force.

Under both testing procedures, there is a minimum death benefit required at all times equal to the Variable Insurance Amount. This is necessary in order for the Certificate to meet the current federal tax definition of life insurance, which places limitations on the amount of premiums that may be paid and the Cash Values that can accumulate relative to the death benefit. The factors used to determine the Variable Insurance Amount depend on the testing procedure chosen and are in the Certificate.

Under the GPT, there is also a maximum amount of premium that may be paid with respect to each Certificate.

Use of the CVAT can be advantageous if you intend to maximize the total amount of premiums paid under a Certificate. An offsetting consideration, however, is that the factors we use to determine the Variable Insurance Amount are higher under the CVAT, which can result in a higher death benefit over time and a higher total cost of insurance.

DEATH BENEFITS OPTIONS -- Regardless of the minimum death benefit testing procedure chosen, there are two death benefit options: Death Benefit Option A and Death Benefit Option B.
 - DEATH BENEFIT OPTION A -- the death benefit is the greater of (a) the Face Amount and (b) the Variable Insurance Amount.

 - DEATH BENEFIT OPTION B -- the death benefit is the greater of (a) the Face Amount plus the Cash Value and (b) the Variable Insurance Amount.

Regardless of which death benefit option you select, the maximum amount payable will be the Death Proceeds.

OPTION CHANGE -- While the Certificate is in force, you may change the death benefit option you selected. You must make your request to change your death benefit option in writing and during the lifetime of the Insured.

CHANGE FROM OPTION A TO OPTION B -- If the change is from Death Benefit Option A to Death Benefit Option B, the Insured must provide us with satisfactory evidence of insurability. The Face Amount after the change will be equal to the Face Amount before the change, less the Cash Value on the effective date of the change.

CHANGE FROM OPTION B TO OPTION A -- If the change is from Death Benefit Option B to Death Benefit Option A, the Face Amount after the change will be equal to the Face Amount before the change plus the Cash Value on the effective date of change.

Any change in the selection of a death benefit option will become effective at the beginning of the Coverage Month following our approval of the change. We will notify you when we have made the change.

PAYMENT OPTIONS -- We may pay the Death Proceeds under the Certificate in a lump sum or we may apply the proceeds to one of our payment options. If a payment option is not selected, Death Proceeds will be paid in a lump sum. The minimum amount that may be placed under a payment option is $5,000 unless we consent to a lesser amount. Once payments under payment options 2, 3 or 4 begin, you may not surrender the Certificate to receive a lump sum settlement in place of the life insurance payments. The following options are available under the
Certificate:

FIRST OPTION -- INTEREST INCOME

 - Payments of interest at the rate we declare, but not less than 3% per year, on the amount applied under this option.

SECOND OPTION -- INCOME OF FIXED AMOUNT

 - Equal payments of the amount chosen until the amount applied under this option, with interest of not less than 3% per year, is exhausted. The final payment will be for the balance remaining.

THIRD OPTION -- PAYMENTS FOR A FIXED PERIOD

 - An amount payable monthly for the number of years selected which may be from 1 to 30 years.
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FOURTH OPTION -- LIFE INCOME

 - LIFE ANNUITY -- an annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment due preceding the death of the annuitant. Under this option, it is possible that only one monthly annuity payment would be made, if the annuitant died before the second monthly annuity payment was due.

 - LIFE ANNUITY WITH 120 MONTHLY PAYMENTS CERTAIN -- an annuity providing monthly income to the annuitant for a fixed period of 120 months and for as long thereafter as the annuitant shall live.

The fourth payment option is based on the 1983a Individual Annuity Mortality Table set back one year and a net investment rate of 3% per annum. The amount of each payment under this option will depend upon the age of the annuitant at the time the first payment is due. If any periodic payment due any payee is less than $200, we may make payments less often. The first, second and third payment options are based on a net investment rate of 3% per annum. We may, however, from time to time, at our discretion if mortality appears more favorable and interest rates justify, apply other tables that will result in higher monthly payments for each $1,000 applied under one or more of the four payment options.

We may agree to other arrangements for income payments.

INCREASES AND DECREASES IN FACE AMOUNT -- In most cases, the minimum Face Amount of the Certificate is $50,000. At any time after purchasing a Certificate, you may request a change in the Face Amount by making a written request to us at our Customer Service Center.

You must request an increase in the Face Amount in writing to us. All requests are subject to evidence of insurability satisfactory to us and subject to our current rules. Any increase we approve will be effective on the Processing Date following the date we approve the request. The Monthly Deduction Amount on the first Processing Date on or after the effective date of the increase will increase as a result of the increase in Face Amount.

A decrease in the Face Amount will be effective on the first Processing Date following the date we receive the request. Decreases must reduce the Face Amount by at least $25,000, and the remaining Face Amount generally must not be less than $50,000. We will apply decreases:

- to the most recent increase; then

- successively to each prior increase, and then

- to the initial Face Amount.

We reserve the right to limit the number of Face Amount increases or decreases made under the Certificate to no more than one in any twelve (12) month period.

BENEFITS AT MATURITY -- If the Insured is living on the coverage maturity date, which equals attained age 100 ("Maturity Date"), we will pay you the Cash Surrender Value on the date you surrender the Certificate. However, on the Maturity Date, the Certificate will terminate and we will have no further obligations under the Certificate.

MAKING WITHDRAWALS FROM THE CERTIFICATE
--------------------------------------------------------------------------------

SURRENDER

At any time prior to the Maturity Date, provided the Certificate is in effect and has a Cash Surrender Value, you may choose, without the consent of the beneficiary (provided the designation of the beneficiary is not irrevocable) to surrender the Certificate and receive the full Cash Surrender Value from us. To surrender a Certificate, you must submit a written request for surrender to us. We will determine the Cash Surrender Value as of the Valuation Day we receive the request, in a written form satisfactory to us, at our Customer Service Center, or the date that you request, whichever is later.

The Cash Surrender Value is the net amount available upon surrender of the Certificate and equals the Cash Value, minus Debt, minus any charges accrued but not yet deducted. We will terminate the Certificate on the date of receipt of the written request, or the date you request the surrender to be effective, whichever is later.

We may pay the Cash Surrender Value in cash or you may allocate it to any other payment option agreed upon by us.

PARTIAL WITHDRAWALS

At any time before the Maturity Date, and subject to our rules then in effect, we allow twelve (12) partial withdrawals per Coverage Year. However, we allow only one (1) partial withdrawal between any successive Processing Dates. The minimum partial withdrawal allowed is $500.00. The maximum partial withdrawal is an amount equal to the sum of the Cash Surrender Value plus outstanding Debt, multiplied by .90, minus outstanding Debt.

We currently impose a charge for processing partial withdrawals which is the lesser of:

- 2% of the amount withdrawn; and

- $25.00.

A partial withdrawal will reduce the Cash Surrender Value, Cash Value and Investment Value. Any partial withdrawal will permanently affect the Cash Surrender Value and may permanently affect the death benefit payable. If Death Benefit Option A is in effect, we reduce the Face Amount by the amount of the partial withdrawal and the charge for processing the withdrawal. Unless specified otherwise, we will deduct partial withdrawals on a Pro Rata Basis from the Investment Divisions. A Pro Rata Basis is an
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allocation method based on the proportion of the Investment Value in each
Investment Division. You must submit requests for partial withdrawals to us in writing. The effective date of a partial withdrawal will be the Valuation Day closest to the date that we receive the request, in writing, at our Customer Service Center. If your Certificate is deemed to be a modified endowment contract, a 10% penalty tax may be imposed on income distributed before the insured attains age 59 1/2. See "Federal Tax Considerations."

TRANSFERS AMONG INVESTMENT DIVISIONS
--------------------------------------------------------------------------------

AMOUNT AND FREQUENCY OF TRANSFERS

Upon request and as long as the Certificate is in effect, you may transfer amounts among the Investment Divisions up to twelve (12) times per Coverage Year without charge. Transfers in excess of twelve (12) per Coverage Year will be subject to a charge of $50 per transfer deducted from the amount of the transfer. You must make transfer requests in writing on a form that we approve. Our rules then in effect will limit the amounts that you may transfer. The amounts that you transfer must be in whole percentages of 5% or more, unless otherwise agreed to by us. Currently, the minimum value of Accumulation Units that you may transfer from one Investment Division to another is the lesser of:

- $500; and

- the total value of the Accumulation Units in the Investment Division.

The value of the remaining Accumulation Units in the Investment Division must equal at least $500. If, after an ordered transfer, the value of the remaining Accumulation Units in an Investment Division would be less than $500, we will transfer the entire remaining amount.

Currently there are no restrictions on transfers other than those described in this Prospectus. We reserve the right in the future to impose additional restrictions on transfers.

The underlying Funds are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different transfer restrictions or no transfer restrictions at all. In addition, as a result of settlement of litigation against Hartford, with respect to certain owners of older Contracts, we currently only have the ability to restrict transfers into certain Funds and to limit the total Contract Value invested in any one Fund. The effect on you may include higher transaction costs or lower performance.

TRANSFERS TO OR FROM INVESTMENT DIVISIONS

In the event of a transfer from an Investment Division, we will reduce the number of Accumulation Units that we credit to that Investment Division. We will determine the reduction by dividing:

- the amount transferred by,

- the Accumulation Unit value for that Investment Division determined on the Valuation Day we receive your written request for transfer.

In the event of a transfer to an Investment Division, we will increase the number of Accumulation Units credited. The increase will equal:

- the amount transferred divided by,

- the Accumulation Unit value for that Investment Division determined on the Valuation Day we receive your written request.

ASSET REBALANCING

Subject to our current rules, you may authorize us to automatically reallocate Investment Value periodically in order to maintain a particular percentage allocation among the Investment Divisions that you have selected. This reallocation is known as Asset Rebalancing. The Investment Value held in each Investment Division will increase or decrease in value at different rates during the relevant period. Asset Rebalancing is intended to reallocate Investment Value from those Investment Divisions that have increased in value to those that have decreased in value.

To elect Asset Rebalancing, we must receive a written request from you. If you elect Asset Rebalancing, you must include all Investment Value in the automatic reallocation. The percentages that you select under Asset Rebalancing will override any prior percentage allocations that you have chosen and we will allocate all future Net Premiums accordingly. We will count all transfers made pursuant to Asset Rebalancing on the same day as one (1) transfer toward the twelve (12) transfers per Coverage Year that we permit without charge. Once elected, you may instruct us, in a written form satisfactory to us, at any time to terminate the option. In addition, we will terminate your participation in Asset Rebalancing if you make any transfer outside of Asset Rebalancing.

DOLLAR COST AVERAGING

You may elect to allocate your Net Premiums among the Investment Divisions under the dollar cost averaging option program ("DCA Program"). If you choose to participate in the DCA Program, we will deposit your Net Premiums into the Hartford Money Market Investment Division. Each month, we will withdraw amounts from that Division and allocate them to the other Investment Divisions in accordance with your allocation instructions. The transfer date will be the monthly anniversary of your first transfer under your initial DCA election. We will make the
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20                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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first transfer within five (5) business days after we receive your initial election in writing.

We will allocate your Net Premium to the Investment Divisions that you specify, in the proportions that you specify. If, on any transfer date, your Investment Value that we have allocated to the Hartford Money Market Investment Division is less than the amount you have elected to transfer, we will terminate your participation in the DCA Program. Any transfers made in connection with the DCA Program must be whole percentages of 5% or more, unless we otherwise agree. In addition, transfers made under the DCA Program count toward the twelve (12) transfers per coverage year that we permit you without charge.

You may also cancel your DCA election by notifying us in writing.

The main objective of the DCA Program is to minimize the impact of short-term price fluctuations. The DCA Program allows you to take advantage of market fluctuations. Since we transfer the same dollar amount to other Investment Divisions at set intervals, the DCA Program allows you to purchase more Accumulation Units when prices are low and fewer Accumulation Units when prices are high. Therefore, you may achieve a lower average cost per Accumulation Unit over the long-term. However, it is important to understand that a DCA Program does not assure a profit or protect against loss in a declining market. If you choose to participate in the DCA Program you should have the financial ability to continue making investments through periods of low price levels.

You cannot make transfers under Asset Rebalancing and participate in the DCA Program at the same time.

PROCESSING OF TRANSACTIONS

Generally, we process your transactions only on a Valuation Day. We will process requests that we receive on a Valuation Day before the close of trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on that same day, except as otherwise indicated in this Prospectus. We will process requests that we receive after the close of the NYSE as of the next Valuation Day.

LOANS
--------------------------------------------------------------------------------

As long as the Certificate is in effect, you may obtain without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), a cash Loan from us. The maximum Loan amount is equal to the sum of the Cash Surrender Value plus outstanding Debt, multiplied by 1.00, minus outstanding Debt.

We will transfer the amount of each Loan on a Pro Rata Basis from each of the Investment Divisions (unless you specify otherwise) to the Loan Account. We use the Loan Account to ensure that any outstanding Debt remains fully secured by the Investment Value.

LOAN INTEREST

Interest will accrue daily on outstanding Debt at the adjustable loan interest rate indicated in the Certificate. We will transfer the difference between the value of the Loan Account and any outstanding Debt from the Investment Divisions to the Loan Account on each Certificate Anniversary. Interest payments are due as shown in the Certificate. If you do not pay interest within five (5) days of its due date, we will add it to the amount of the Loan as of its due date.

The maximum adjustable loan interest rate we may charge for Loans is the greater of:

- 5%; and

- the Published Monthly Average for the calendar month two (2) months prior to the date on which we determine the adjustable loan interest rate.

The Published Monthly Average means the "Moody's Corporate Bond Yield Average -- Monthly Average Corporate" as published by Moody's Investors Service, Inc. or any successor to that service. If that monthly average is no longer published, a substitute average will be used.

CREDITED INTEREST

We will credit interest on amounts in the Loan Account for Coverage Years 1 through 10 at a rate equal to the adjustable loan interest rate, minus 1%. We will credit interest on amounts in the Loan Account for Coverage Years 11 and later at a rate equal to the adjustable loan interest rate, minus .20%.

LOAN REPAYMENTS

You can repay any part of or the entire Loan at any time. We will allocate the amount of the Loan repayment to your chosen Investment Divisions on a Pro Rata Basis, determined as of the date of the Loan repayment. Unless specified otherwise, we will treat any additional premium payments that we receive during the period when a Loan is outstanding as Loan repayments.

TERMINATION DUE TO EXCESSIVE DEBT

If total outstanding Debt equals or exceeds the Cash Value, the Certificate will terminate thirty-one (31) calendar days after we have mailed notice to your last known address and that of any assignees of record. If you do not make sufficient Loan repayment by the end of this 31-day period, the Certificate will terminate without value.

EFFECT OF LOANS ON INVESTMENT VALUE

A Loan, whether or not repaid, will have a permanent effect on the Investment Value because the investment results of each Investment Division will apply only to the amount remaining in such Investment Divisions. The longer a Loan is outstanding, the greater the effect is likely to be. The effect could be favorable or
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   21
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unfavorable. If the Investment Divisions earn more than the annual interest rate for Funds held in the Loan Account, your Investment Value will not increase as rapidly as it would have had no Loan been made. If the Investment Divisions earn less than the Loan Account, your Investment Value will be greater than it would have been had no Loan been made. Also, if not repaid, the aggregate amount of outstanding Debt will reduce the Death Proceeds and Cash Surrender Value.

LAPSE AND REINSTATEMENT
--------------------------------------------------------------------------------

LAPSE AND GRACE PERIOD

We provide a sixty-one (61) calendar day grace period, from the date we mail you notice that the Cash Surrender Value is insufficient to pay the charges due under the Certificate. Unless you have given us written notice of termination in advance of the date of termination of the Certificate, insurance will continue in force during this period. You will be liable to us for all unpaid charges due under the Certificate for the period that the Certificate remains in force.

In the event that total outstanding Debt equals or exceeds the Cash Value, the Certificate will terminate thirty-one (31) calendar days after we have mailed notice to your last known address and that of any assignees of record. If you do not make sufficient Loan repayment by the end of this 31-day period, the Certificate will end without value.

REINSTATEMENT

Prior to the death of the Insured, and unless (i) the Policy is terminated or
(ii) the Certificate has been surrendered for cash, we may reinstate the Certificate prior to the Maturity Date, provided:

- you make your request within three (3) years of the date of lapse. Some states provide a longer period; and

- you submit satisfactory evidence of insurability to us.

We will not require evidence of insurability, if you reinstate your Certificate within one (1) month after the end of the 61-calendar day grace period, provided the Insured is alive.

To reinstate your Certificate, you must remit a premium payment large enough to keep the coverage under the Certificate in force for at least three (3) months following the date of reinstatement. The Face Amount of the reinstated Certificate cannot exceed the Face Amount at the time of lapse. The Investment Value on the reinstatement date will reflect:

- The Investment Value at the time of termination; plus

- Net Premiums attributable to premiums paid at the time of reinstatement.

Upon reinstatement, you must repay or carry over to the reinstated certificate any Debt at the time of termination.

TERMINATION OF POLICY
--------------------------------------------------------------------------------

The group policyholder or we may terminate participation in the Policy. The party initiating the termination must provide notice of such termination to each owner of record, at his or her last known address, at least fifteen (15) days prior to the date of termination. In the event of such termination, we will not accept any new enrollment forms for new Insureds on or after the date that we receive or send notice of discontinuance, whichever is applicable. In addition, we will not issue any new Certificates. If you discontinue premium payments, we will continue insurance coverage under the Certificate as long as the Cash Surrender Value is sufficient to cover the charges due. We will not continue the coverage under the Certificate beyond attained age 100 unless your Certificate includes the Maturity Date Extension Rider. Attained age means the Insured's age on the birthday nearest to the Coverage Date plus the period since the Coverage Date. In addition, we will not continue any optional benefit rider beyond the Certificate's date of termination. If the Policy is discontinued or amended to discontinue the eligible class to which an Insured belongs (and if the coverage on the Insured is not transferred to another insurance carrier), any Certificate then in effect will remain in force under the discontinued Policy, provided you have not canceled or surrendered it, subject to our qualifications then in effect. You will then pay Certificate premiums directly to us.

CONTRACT LIMITATIONS
--------------------------------------------------------------------------------

PARTIAL WITHDRAWALS

We limit you to twelve (12) partial withdrawals per Coverage Year.

TRANSFERS OF ACCOUNT VALUE

We reserve the right to limit the size of transfers and remaining balances and to limit the number and frequency of transfers among the Investment Divisions.
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22                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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FACE AMOUNT INCREASES OR DECREASES

We reserve the right to limit the number of Face Amount increases or decreases made under the Certificate to no more than one (1) in any twelve (12) month period.

VALUATION OF PAYMENTS AND TRANSFERS

We value the Certificate on every Valuation Day. We will generally pay Death Proceeds, Cash Surrender Values, partial withdrawals, and Loan amounts attributable to the Investment Divisions within seven (7) calendar days after we receive all the information needed to process the payment unless the New York Stock Exchange is closed for some reason other than a regular holiday or Weekend, trading is restricted by the Securities and Exchange Commission ("SEC") or the SEC declares that an emergency exists.

DEFERRAL OF PAYMENTS

We may defer payment of any Cash Surrender Values, withdrawals and loan amounts that are not attributable to the Investment Divisions for up to six (6) months from the date of the request. If we defer payment for more than thirty (30) days, we will pay you interest.

CHANGES TO CONTRACT OR SEPARATE ACCOUNT
--------------------------------------------------------------------------------

MODIFICATION OF POLICY

The only way we may modify the policy is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries, or Assistant Secretaries.

SUBSTITUTION OF FUNDS

We reserve the right to substitute the shares of any other registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account provided that the substitution has been approved by the Securities and Exchange Commission.

CHANGE IN OPERATION OF THE
SEPARATE ACCOUNT

We may modify the operation of the Separate Account to the extent permitted by law, including deregistration under the securities laws.

SEPARATE ACCOUNT TAXES

Currently, we do not make a charge to the Separate Account for federal, state and local taxes that may be allocable to the Separate Account. In the future, we may begin to charge the Separate Account for federal, state and local taxes if the applicable federal, state or local tax laws that impose tax on us and/or the Separate Account change. We may make charges for other taxes that are imposed on the Separate Account.

SUPPLEMENTAL BENEFITS
--------------------------------------------------------------------------------

The following supplemental benefit will automatically be included in a Certificate, subject to current restrictions, limitations and state approval, unless you notify us in writing that you do not want it.

MATURITY DATE EXTENSION RIDER

We will extend the Maturity Date (the date on which the Certificate will mature), to the date of death of the Insured. Certain death benefit and premium restrictions apply. See "Federal Tax Considerations."

OTHER MATTERS
--------------------------------------------------------------------------------

REDUCED CHARGES FOR ELIGIBLE GROUPS

We may reduce or eliminate certain of the charges and deductions described above (including, sales load, mortality and expense risk charge, cost of insurance charge and administrative charge) for Policies issued in connection with a specific plan, in accordance with our current internal policies as of the date we approve the application for a policy. We determine eligibility for reduction in charges and the amount of any reduction by a number of factors, including:

- the size of the plan;

- the expected number of participants;

- the anticipated premium payment from the plan;

- the nature of the group; and

- any other circumstances that are rationally related to the expected reduction in expenses.

We may modify, from time to time on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in the Separate Account.

OUR RIGHTS

We reserve the right to take certain actions in connection with our operations and the operations of the Separate Account. We
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   23
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will take these actions in accordance with applicable laws (including obtaining any required approval of the Securities and Exchange Commission). If necessary, we will seek your approval.

Specifically, we reserve the right to:

- Add or remove any Investment Division;

- Create new separate accounts;

- Combine the Separate Account with one or more other separate accounts;

- Operate the Separate Account as a management investment company under the 1940 Act or in any other form permitted by law;

- Deregister the Separate Account under the 1940 Act;

- Manage the Separate Account under the direction of a committee or discharge such committee at any time;

- Transfer the assets of the Separate Account to one or more other separate accounts; and

- Restrict or eliminate any of your voting rights or of any other persons who have voting rights as to the Separate Account.

We also reserve the right to change the name of the Separate Account.

LIMIT ON RIGHT TO CONTEST

We may not contest the validity of the Certificate after it has been in effect during the Insured's lifetime for two (2) years from the effective date of coverage. If we reinstate the Certificate, the 2-year period is measured from the date of reinstatement. Any increase in the Face Amount as a result of a premium payment is contestable for 2 years from its effective date. In addition, if the Insured commits suicide in the 2-year period, or such period as specified in state law, the death benefit payable will be limited to the premiums paid less any outstanding Debt and partial withdrawals.

MISSTATEMENT AS TO AGE OR SEX

If the age or sex of the Insured is incorrectly stated, we will appropriately adjust the amount of all benefits payable, as specified in the Certificate.

ASSIGNMENT

The Certificate may be assigned as collateral for a loan or other obligation. We are not responsible for any payment made or action taken before receipt of written notice of such assignment. You must file proof of interest with any claim under a collateral assignment.

DIVIDENDS

No dividends will be paid under the Certificates.

FINANCIAL STATEMENTS

Financial statements of the Registrant and Depositor may be found in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or write to us at:

    International Corporate Marketing Group
    Attn: Registered Products
    100 Campus Drive, Suite 250
    Florham Park, NJ 07932

FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

GENERAL

Since federal tax law is complex, the tax consequences of purchasing this policy will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this policy is right for you.

Our general discussion of the tax treatment of this policy is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this policy cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this policy. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as a part of Hartford, which is taxed as a life insurance company under Part 1 of Subchapter L of Chapter 1 of the Internal Revenue Code of 1986, as amended ("Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Investment Divisions) are reinvested and are taken into account in determining the value of the Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Certificate.

We do not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon these expectations, no charge is currently being made to the Separate Account for federal income taxes. If we incur income taxes attributable to the Separate Account or determine that such taxes will be incurred, we may assess a charge for taxes against the Separate Account.

INCOME TAXATION OF CERTIFICATE BENEFITS -- GENERALLY

For federal income tax purposes, the Certificates should be treated as life insurance policies under Section 7702 of the Code.
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24                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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The death benefit under a life insurance policy is generally excluded from the gross income of the Beneficiary. Also, a life insurance policy owner is generally not taxed on increments in the policy value prior to a receipt of some amount from the policy, e.g., upon a partial or full surrender. Section 7702 imposes certain limits on the amounts of the premiums paid and cash value accumulations in a policy, in order for it to remain tax-qualified as a life insurance contract. We intend to monitor premium and cash value levels to assure compliance with the Section 7702 standards.

There is some uncertainty as to the proper determination of the premium limits for purposes of section 7702 and 7702A in the case of policies involving substandard risks. We believe its method of addressing substandard risks is reasonable, but the IRS could take a contrary view. Accordingly, there is a risk that the IRS could contend that certain policies involving substandard risks fail to meet the definition of life insurance in section 7702 or should be considered modified endowment contracts.

During the first fifteen policy years, an "income first" rule generally applies to any distribution of cash that is required under Code Section 7702 because of a reduction in benefits under the Certificate.


We also believe that any Loan received under a Certificate will be treated as Debt of the Owner, and that no part of any Loan under a Certificate will constitute income to the Owner unless the policy is a modified endowment contract. A surrender or assignment of the Certificate may have tax consequences depending upon the circumstances. Owners should consult qualified tax advisers concerning the effect of such transactions.


There is a risk that the IRS could contend that certain Preferred Policy Loans might not be loans for tax purposes. Instead, the IRS could treat these loans as distributions from the policy. If so, such amounts might be currently taxable.

Federal, state, and local estate tax, inheritance, and other tax consequences of ownership or receipt of Certificate proceeds depend on the circumstances of each Owner or Beneficiary.

The Maturity Date Extension Rider allows an Owner to extend the Maturity Date to the date of the death of the Insured. Although we believe that the Certificate will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, due to the lack of specific guidance on this issue, this result is not certain. If the Certificate is not treated as a life insurance contract for federal income tax purposes after the Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The Owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.

TAX DEFERRAL DURING ACCUMULATION PERIOD

Under existing provisions of the Code, except as described below, any increase in an Owner's Investment Value is generally not taxable to the Policy Owner unless amounts are received (or are deemed to be received) under the Policy prior to the Insured's death. If the Policy is surrendered or matures, the amount received will be includable in the Policy Owner's income to the extent that it exceeds the policy's "basis" or "investment in the contract." (If there is any debt at the time of a surrender, then such debt will be treated as an amount distributed to the Owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the Policy, less the aggregate amount received previously under the Policy to the extent such amounts received were excluded from gross income. Whether partial withdrawals (or loans or other amounts deemed to be received) from the Policy constitute income to the Policy Owner depends, in part, upon whether the Policy is considered a modified endowment policy for federal income tax purposes, as described below.

MODIFIED ENDOWMENT CONTRACTS

Code Section 7702A applies an additional limit on premiums paid, the "seven-pay" test, to life insurance contracts. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules described in
Section 7702A(c). A modified endowment contract ("MEC") is a life insurance policy that either: (i) satisfies the Section 7702 definition of a life insurance contract, but fails the seven-pay test of Section 7702A or (ii) is exchanged for a MEC. A policy fails the seven-pay test if the accumulated amount paid into the policy at any time during the first seven policy years (or during any later seven-year test period) exceeds the sum of the net level premiums that would have been paid up to that point if the policy provided for paid-up future benefits after the payment of seven level annual premiums. Computational rules for the seven-pay test are described in Section 7702A(c).

A new seven-pay test and seven-year test period may be applied each time that a policy undergoes a material change, which includes an increase in the Face Amount. In addition, if there is a reduction in benefits under the policy within any seven-year test period, the seven-pay test is applied retroactively as if the policy always had the reduced benefit level from the start of the seven-year test period. Any reduction in benefits attributable to the nonpayment of premiums will not be taken into account for purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.

A policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income tax and increments in contract value are not subject to current income tax (prior to an actual or deemed receipt of some amount). However, if the contract is classified as a MEC, then withdrawals and other amounts received or deemed received from the contract will be treated first as withdrawals of income and then as a tax-free recovery of premium payments or other basis. Thus, withdrawals will be includable in income to the extent the contract value exceeds the unrecovered basis. Also, the income portion of any
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   25
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amount received or deemed received prior to age 59 1/2 is subject to an additional 10% penalty tax, with certain exceptions. The amount of any loan (including unpaid interest thereon) under the contract will be treated as an amount received from the contract for income tax and additional 10% penalty tax purposes. In addition, if the policy owner assigns or pledges any portion of the value of a contract (or agrees to assign or pledge any portion), then such portion will be treated as an amount received from the contract for tax purposes. The policy owner's basis in the contract is increased by the amount includable in income with respect to such assignment, pledge or loan, though it is not affected by any other aspect of the assignment, pledge or loan (including its release or repayment).

All MEC policies that are issued in the same calendar year to the same policy owner by the same insurer (or its affiliates) are treated as one MEC policy for the purpose of determining the taxable portion of any loan or other amount received or deemed received that is subject to ordinary income tax or the 10% penalty tax. The adverse income tax (and 10% penalty tax) treatment of loans or other amounts received or deemed received from a MEC affects not only those amounts received or deemed received after the date on which a policy first becomes a MEC, but also those amounts received or deemed received in anticipation of the policy becoming a MEC. Amounts received or deemed received during the 2 years prior to such initial MEC date are automatically treated as amounts received in anticipation of MEC status.

Before assigning, pledging, or requesting a loan or other amount to be received under a policy that is a MEC, a policy owner should consult a qualified tax adviser.

We have instituted procedures to monitor whether a policy may become classified as a MEC.

ESTATE, GIFT AND GENERATION SKIPPING TRANSFER TAXES

ESTATE TAX -- GENERALLY

When the Insured dies, the Death Proceeds will generally be includable in the Policy Owner's estate for purposes of federal estate tax if the last surviving Insured owned the Policy. If the Policy Owner was not the last surviving Insured, the fair market value of the Policy would be included in the Policy Owner's estate upon the Policy Owner's death. Nothing would be includable in the last surviving Insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.

GENERATION SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your Policy, or from any applicable payment, and pay it directly to the IRS.

ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repealed the federal estate tax and replaced it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repealed the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the federal estate, gift and generation skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.


During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the unified credit exemption amount. For 2004, the maximum estate tax rate is 48% and the unified credit exemption amount is $1,500,000.


The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

DIVERSIFICATION REQUIREMENTS

The Code requires that investments supporting your policy be adequately diversified. Code Section 817 provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a policy is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.
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26                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all policies subject to the diversification requirements in a manner that will maintain adequate diversification.

OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT


In order for a variable life insurance contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the policy owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes. If the policy owner is considered to be the owner of the assets for tax purposes, the policy owner will be subject to income tax on annual increases in cash value.


The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the policy owner, such as the ability to select and control investments in a separate account, will cause the policy owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable policy."


The final regulations issued under Section 817 did not provide guidance regarding investor control. However, in July 2003, the Internal Revenue Service issued two revenue rulings addressed to investor control. Revenue Ruling 2003-91 generally follows earlier rulings that say that the policy owner should not have the ability to select and control investments. Revenue Ruling 2003-92 concerns specific separate account investments that could cause the policy owner to be treated as the owner of these investments.



Despite the release of these rulings, there continues to be some uncertainty about when a policy owner is considered the owner of the assets for tax purposes. We reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of assets in the separate account.


SPLIT-DOLLAR LIFE INSURANCE ARRANGEMENTS


In September 2003 the IRS issued final regulations relating to the taxation of split-dollar insurance arrangements. The regulations generally apply to arrangements entered into (or "materially modified") after September 17, 2003. The final regulations define a "split-dollar life insurance arrangement" broadly to include (with certain exceptions) any arrangement between 2 or more parties involving a life insurance policy, where (1) one party pays any portion of the premiums and at least one party is entitled to recover any portion of the policy's premiums from the policy proceeds (e.g., as security for a loan to make a premium payment); or (2) the arrangement is entered into in connection with performance of services, and the employer (or recipient of services) pays directly or indirectly any portion of the premiums, and either (i) the employee (or service provider) has any interest in the policy's cash value or (ii) the beneficiary of any death benefit amount is designated by such service provider or is any person whom such service provider would reasonably be expected to designate as the beneficiary; or (3) the arrangement is entered into between a corporation and one of its shareholders, and the corporation pays directly or indirectly any portion of the policy's premiums, and either (i) the shareholder has any interest in the policy's cash value or (ii) the beneficiary of any death benefit amount is designated by such shareholder or is any person whom such shareholder would reasonably be expected to designate as the beneficiary.



The final regulations also have rules that generally designate only one party as the "owner" of such a policy for tax purposes, and then would require that the parties be taxed under one of two mutually exclusive regimes (i.e., an "economic benefit" regime or a "loan" regime), generally based on which party is this tax "owner." Under the economic benefit regime, the tax "owner" (e.g., an employer who provides an employee with rights in the policy under an endorsement to the policy) is treated generally as providing taxable economic benefits to a "non-owner," and these taxable economic benefits are defined very broadly. Under the loan regime, the tax "owner" (e.g., an employee who secures the rights of an employer to recover its premium payments or other advances with a collateral assignment of the policy) is treated generally as receiving one or more loans from a "non-owner" (e.g., for one or more premium payments on such "owner's" policy). Such a loan would be subject to rules under Code Section 7872 for loans that do not have a fair market value rate of interest. The final regulations also require that the parties fully and consistently account for all amounts under either regime, and provide for comparable or collateral rules for donor/ donee and corporations/shareholder arrangements.

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   27
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Consequently, if you are currently a party to any such arrangement or are considering participating in such an arrangement, it would be advisable for you to consult with a qualified tax advisor concerning the tax treatment of such an arrangement.

FEDERAL INCOME TAX WITHHOLDING

If any amounts are (or are deemed to be) current taxable income to the Owner, such amounts will generally be subject to federal income tax withholding and reporting, pursuant to Section 3405 of the Internal Revenue Code.

NON-INDIVIDUAL OWNERS AND BUSINESS BENEFICIARIES OF POLICIES

If a policy is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity's interest deduction under Code Section 264, even where such entity's indebtedness is in no way connected to the policy. In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a policy, this policy could be treated as held by the business for purposes of the
Section 264(f) entity-holder rules. Therefore, it would be advisable to consult with a qualified tax advisor before any non-natural person is made an owner or holder of a policy, or before a business (other than a sole proprietorship) is made a beneficiary of a policy.

LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers who are U.S. Citizens or residents. Purchasers who are not U.S. citizens or residents will generally be subject to U.S. federal income withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state and foreign taxation with respect to a life insurance policy purchase.

NON-INDIVIDUAL OWNERSHIP OF POLICIES

In certain circumstances, the Code limits the application of specific tax advantages to individual owners of life insurance contracts. Prospective non-individual policy owners should consult a qualified tax adviser to determine the potential impact on the purchaser.

PERFORMANCE RELATED INFORMATION
--------------------------------------------------------------------------------

The Separate Account may advertise certain performance related information concerning its Investment Divisions. Performance information about an Investment Division is based on the Investment Division's past performance only and is no indication of future performance.

Each Investment Division may include total return in advertisements, sales literature, and other promotional materials. When an Investment Division advertises its total return, it will usually be calculated for one year, three years, five years, and ten years or some other relevant periods if the Investment Division has not been in existence for at least ten years. Total return may also be calculated for the most recent fiscal quarter and for the period since underlying fund inception. Total return is measured by comparing the value of an investment in the Investment Division at the beginning of the relevant period to the value of the investment at the end of the period.

If applicable, the Investment Divisions may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure reflects the Certificate charges described below.

The Investment Division investing in the Hartford Money Market HLS Fund may advertise yield and effective yield. The yield of an Investment Division is based upon the income earned by the Investment Division over a seven-day period and then annualized, i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly, but when annualized, the income earned by the investment is assumed to be reinvested in Division units and thus compounded in the course of a 52-week period. Yield reflects the Certificate charges described below.

Total return for an Investment Division includes deductions for the maximum sales load charge, mortality and expense risk charge, DAC tax charge, and the administrative expense charge, and is therefore lower than total return at the Portfolio level, where there are no comparable charges. The performance results do not reflect the cost of insurance or any state or local premium taxes. If these charges were included, the total return figures would be lower. Total return may also be calculated to include deductions for Separate Account charges, but not include deductions for the sales load charge, DAC tax charge or any state or local premium taxes. If reflected, the total return figures would reduce the performance quoted. Yield for an Investment Division includes all recurring charges (except sales charges) and is therefore lower than yield at the Portfolio level, where there are no comparable charges.

We may provide information on various topics to current and prospective owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), plan and trust arrangements, the advantages

28                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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and disadvantages of investing in tax-advantaged and taxable instruments, current and prospective owner profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and investment alternatives, including comparisons between the Certificates and the characteristics of and market for such alternatives.

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

Hartford Life Insurance Company ("Hartford Life"), which is the parent company of Hartford Life and Annuity Insurance Company, is or may become involved in various legal actions, in the normal course of its business, in which claims for alleged economic and punitive damages have been or may be asserted, some for substantial amounts. Some of the pending litigation has been filed as purported class actions and some actions have been filed in certain jurisdictions that permit punitive damage awards that are disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, Hartford Life does not anticipate that the ultimate liability arising from potential, pending or threatened legal actions, after consideration of provisions made for estimated losses and costs of defense, will have a material adverse effect on the financial condition or operating results of Hartford Life.

On March 15, 2002, a jury in the U.S. District Court for the Eastern District of Missouri issued a verdict in Bancorp Services, LLC ("Bancorp") v. Hartford Life Insurance Company, et al. in favor of Bancorp in the amount of $118 million. The case involved claims of patent infringement, misappropriation of trade secrets, and breach of contract against Hartford Life and its affiliate International Corporate Marketing Group, Inc. ("ICMG"). The judge dismissed the patent infringement claim on summary judgment. The jury's award was based on the last two claims. On August 28, 2002, the Court entered an order awarding Bancorp prejudgment interest on the breach of contract claim in the amount of $16 million.

Hartford Life and ICMG have appealed the judgment on the trade secret and breach of contract claims. Bancorp has cross-claimed the pre-trial dismissal of its patent infringement claim. Hartford Life's management, based on the opinion of its legal advisors, believes that there is a substantial likelihood that the jury award will not survive at its current amount. Based on the advice of legal counsel regarding the potential outcome of this litigation, Hartford Life recorded an $11 million after-tax charge in the first quarter of 2002 to increase litigation reserves associated with this matter. Should Hartford Life and ICMG not succeed in eliminating or reducing the judgment, a significant additional expense would be recorded in the future related to this matter.

On March 16, 2003, a final decision and award was issued in an arbitration between Hartford Life and one of its primary reinsurers relating to policies with death benefit guarantees written from 1994 to 1999. The arbitration involved alleged breaches under the reinsurance treaties. Although Hartford Life believed that its position in this arbitration was strong, an adverse outcome could have resulted in a decrease to Hartford Life's statutory surplus and capital and could have potentially increased the death benefit costs incurred by Hartford Life in the future. Under the terms of the final decision and award, the reinsurer's reinsurance obligations to Hartford Life were not limited or reduced in any manner and, as a result, are left unchanged.

INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the financial statements of Hartford Life and Annuity Insurance Company for the periods ending December 31, 2000 and December 31, 2001 and of the Separate Account for the year ended December 31, 2001 that were audited by Arthur Andersen LLP and are included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   29
--------------------------------------------------------------------------------

GLOSSARY OF SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCUMULATION UNIT: A unit of measure we use to calculate the value of an Investment Division.

CASH SURRENDER VALUE: The Cash Value, minus Debt, minus accrued charges that we have not deducted.

CASH VALUE: The Investment Value plus the Loan Account Value.

CERTIFICATE: The form evidencing and describing your rights, benefits, and options under the Policy. The Certificate will describe, among other things,
(i) the benefits payable upon the death of the named Insured, (ii) to whom the benefits are payable and (iii) the limits and other terms of the Policy as they pertain to the Insured.

CERTIFICATE ANNIVERSARY: An anniversary of the Coverage Date.

COVERAGE DATE: The date insurance under the Certificate is effective as to an Insured and from which we determine Coverage Months and Coverage Years.

COVERAGE MONTH(S): The 1-month period and each successive 1-month period following the Coverage Date.

COVERAGE YEAR(S): The 12-month period and each successive 12-month period following the Coverage Date.

CUSTOMER SERVICE CENTER: The service area of Hartford Life and Annuity Insurance Company located at 100 Campus Drive, Suite 250, Florham Park, New Jersey 07932.

DEATH PROCEEDS: The amount that we will pay on the death of the Insured. This equals the death benefit minus any outstanding Debt plus any rider benefits payable.

DEBT: The aggregate amount of outstanding Loans, plus any interest accrued at the adjustable loan interest rate.

FACE AMOUNT: The minimum death benefit as long as the Certificate is in force. We specify the Face Amount you chose on your Certificate. We may change the Face Amount after certificate issuance on your request or due to a change in death benefit option or a partial withdrawal.

FUNDS: The underlying investment vehicles for the Separate Account. Each Fund is a registered management investment company, and may be divided into series of Portfolios.

HARTFORD OR US OR WE OR OUR: Hartford Life and Annuity Insurance Company.

INSURED: The person on whose life we issue the Certificate. We identify the Insured in the Certificate.

INVESTMENT DIVISION: A separate division of the Separate Account which invests exclusively in the shares of a specified Portfolio of a Fund.

INVESTMENT VALUE: The sum of the values of assets in the Investment Divisions under the Certificate.

LOAN: Any amount borrowed against the Investment Value under the Certificate.

LOAN ACCOUNT: An account in our general account, established for any amounts transferred from the Investment Divisions for requested loans. The Loan Account credits a fixed rate of interest that is not based on the investment experience of the Separate Account.

LOAN ACCOUNT VALUE: The amounts of the Investment Value transferred to (or from) our general account to secure Loans, plus interest accrued at the daily equivalent of an annual rate equal to the adjustable loan interest rate actually charged, reduced by not more than 1%.

MATURITY DATE: The date on which your Certificate matures and your Certificate terminates.

MONTHLY DEDUCTION AMOUNT: The fees and charges deducted from the Investment Value on the Processing Date.

NET PREMIUM: The amount of premium credited to the Investment Divisions.

PORTFOLIO: A division or series of a Fund that serves as the underlying investment vehicle of an Investment Division of the Separate Account. Each Investment Division purchases shares of a Portfolio of a Fund.

PROCESSING DATE(S): The day(s) on which we deduct charges from the Investment Value. The first Processing Date is the Coverage Date. There is a Processing Date each month. Later Processing Dates are on the same calendar day as the Coverage Date, or on the last day of any month which has no such calendar date.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The period between the close of business on successive Valuation Days.

VARIABLE INSURANCE AMOUNT: The Cash Value multiplied by the applicable variable insurance factor provided in the Certificate.

YOU OR YOUR: The person or legal entity designated as the owner in the enrollment form or as subsequently changed. This person or legal entity may be someone other than the Insured. You possess all rights under the Policy with respect to the Certificate.
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30                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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WHERE YOU CAN FIND MORE INFORMATION

You can call your representative with questions or to receive a copy of the Statement of Additional Information, free of charge, or write to us at:

       International Corporate Marketing Group
       Attn: Registered Products
       100 Campus Drive, Suite 250
       Florham Park, NJ 07932

The Statement of Additional Information contains more information about this life insurance policy. Like this prospectus, it is filed with the Securities and Exchange Commission. You should read the Statement of Additional Information because you are bound by the terms contained in it. You can contact your representative for a personalized illustration of policy fees and charges, free of charge.

We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room located at 450 Fifth Street, NW, Washington, DC 20549-0102. Please call the SEC at 202-942-8090 for further information. Copies of reports or other information filed with the SEC may be obtained, upon payment of a duplicating fee, by writing the SEC's Public Reference Section. Our SEC filings are also available to the public at the SEC's website at http://www.sec.gov.

811-07387

                                    PART B

STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

OMNISOURCE-REGISTERED TRADEMARK-
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus. To obtain a prospectus, call us at 1-800-854-3384.


DATE OF PROSPECTUS: MAY 3, 2004
DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 3, 2004

2                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                         PAGE
                                                                         ----
 GENERAL INFORMATION AND HISTORY                                          3
 ----------------------------------------------------------------------------
 SERVICES                                                                 3
 ----------------------------------------------------------------------------
 EXPERTS                                                                  3
 ----------------------------------------------------------------------------
 DISTRIBUTION OF THE POLICIES                                             4
 ----------------------------------------------------------------------------
 ADDITIONAL INFORMATION ABOUT CHARGES                                     4
 ----------------------------------------------------------------------------
 PERFORMANCE DATA                                                         5
 ----------------------------------------------------------------------------
 FINANCIAL STATEMENTS                                                    SA-1
 ----------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION                                            3
--------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY ("HARTFORD") -- Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999.

Hartford Life and Annuity Insurance Company is controlled by Hartford Life Insurance Company, which is controlled by Hartford Life & Accident Insurance Company, which is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE was established as a separate account under Connecticut law on October 9, 1995. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES
--------------------------------------------------------------------------------

SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Investment Divisions.

EXPERTS
--------------------------------------------------------------------------------


The statutory basis balance sheets of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2003 and 2002, and the related statutory basis statements of income, changes in stockholders' equity and cash flows for each of the two years in the period ended December 31, 2003 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report dated March 26, 2004 and the statements of assets and liabilities of Hartford Life and Annuity Insurance Company ICMG Registered Variable Life Separate Account One (the "Account") as of December 31, 2003, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years ended December 31, 2003 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report dated February 25, 2004, which are both included in this Statement of Additional Information and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.



The statutory basis statement of income, changes in stockholders' equity and cash flows of Hartford Life and Annuity Insurance Company for the year ended December 31, 2001 included in this registration statement were audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said report. Reference is made to the report on the statutory basis financial statements of Hartford Life and Annuity Insurance Company which states that the statutory basis financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with accounting principles generally accepted in the United States of America.



We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the statutory basis statement of income, changes in stockholders' equity and cash flows of Hartford Life and Annuity Insurance Company for the year ended December 31, 2001 that were audited by Arthur Andersen LLP and are included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under
Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its report included herein.

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

DISTRIBUTION OF THE POLICIES

Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the Certificates and will offer the Policies on a continuous basis. HESCO is an affiliate of Hartford. Both HESCO and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal address of HESCO is the same as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").

The Policies will be sold by salespersons who represent Hartford as insurance agents and who are registered representatives of HESCO or certain other registered broker-dealers who have entered into distribution agreements with HESCO.


The maximum sales commission payable to Hartford agents, independent registered insurance brokers, and other registered broker-dealers is 20% of the premiums paid. Additionally, expense allowances, service fees and asset-based trail commissions may be paid. Hartford currently pays HESCO underwriting commissions for its role as Principal Underwriter of all policies associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HESCO in its role as Principal Underwriter has been: 2003: $1,339,101; 2002: $137,604; 2001: $924,728.


Broker-dealers or financial institutions are compensated according to a schedule set forth by HESCO and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments. This compensation is usually paid from the sales charges described in the Prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HESCO, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or other financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for broker-dealers or financial institutions, will be made by HESCO, its affiliates or Hartford out of their assets and will not effect the amounts paid by the policy owners or contract owners to purchase, hold or surrender variable insurance products.

ADDITIONAL INFORMATION ABOUT CHARGES
--------------------------------------------------------------------------------

SALES CHARGE -- The Current sales charge is 6.75% of any premium paid for Coverage Years 1 through 7 and 4.75% of any premium paid in Coverage Years 8 and later. The maximum sales charge is 9% of any premium paid in Coverage Years 1 through 7 and 7% of any premium paid in Coverage Years 8 and later.

Sales charges cover the expenses related to the sale and distribution of the Certificates.

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain of the charges and deductions described above (including, sales load, mortality and expense risk charge, cost of insurance charge and administrative charge) may be reduced for certain sales of the Certificates. To qualify for this reduction, a plan must satisfy certain criteria as to, for example, the expected number of owners and the anticipated Face Amount of all Certificates under the plan. Generally, the sales contacts and effort and administrative costs per Certificate vary based on such factors as the size of the plan, the purpose for which the Certificates are purchased and certain characteristics of the plan's members. From time to time, we may modify on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected Certificate Owners invested in ICMG Registered Variable Life Separate Account One.

UNDERWRITING PROCEDURES -- To purchase a Certificate you must submit an enrollment form to us. Within limits, you may choose the initial Premium and the initial Face Amount. Certificates generally will be issued only on the lives of insureds ages 79 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an enrollment form for any reason. No change in the terms or conditions of a Certificate will be made without your consent.

The cost of insurance charge is to cover our anticipated mortality costs. We use various underwriting procedures, including medical underwriting procedures, depending on the characteristics of the group to which the Policies are issued. The current cost of insurance rates for standard risks may be equal to or less than the 1980 Commissioners Standard Ordinary Mortality Table. Substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Mortality Table. The multiple will be based on the Insured's risk class. The use of simplified underwriting and guaranteed issue procedures may result in the cost of insurance charges being higher for some individuals than if medical underwriting procedures were used.

Cost of insurance rates are based on the age, sex (except where unisex rates apply), and rate class of the Insured and group mortality characteristics and the particular characteristics (such as the rate class structure) under the Policy that are agreed to by Hartford and the employer. The actual monthly cost of insurance rates will be based on our expectations as to future experience. We will determine the cost of insurance rate at the start of each Coverage Year. Any changes in the cost of insurance rate will be made uniformly for all Insureds in the same risk class.

The rate class of an Insured affects the cost of insurance rate. Hartford and the employer will agree to the number of classes and characteristics of each class. The classes may vary by smokers and nonsmokers, active and retired status, preferred and

STATEMENT OF ADDITIONAL INFORMATION                                            5
--------------------------------------------------------------------------------
standard and/or any other nondiscriminatory classes agreed to by the employer. Where smoker and non-smoker divisions are provided, an Insured who is in the nonsmoker division of a rate class will have a lower cost of insurance than an Insured in the smoker division of the same rate class, even if each Insured has an identical Certificate.

Because the Cash Value and the Death Benefit Amount under a Certificate may vary from month to month, the cost of insurance charge may also vary on each Processing Date.

INCREASES IN FACE AMOUNT -- At any time after purchasing a Certificate, You may request In Writing to change the Face Amount. In most cases, the minimum Face Amount of the Certificate is $50,000.

All requests to increase the Face Amount must be applied for on a new enrollment form. All requests will be subject to evidence of insurability satisfactory to Us and subject to Our rules then in effect. Any increase approved by Us will be effective on the Processing Date following the date We approve the request. The Monthly Deduction Amount on the first Processing Date on or after the effective date of the increase will increase as a result of the increase in Face Amount. We reserve the right to limit the number of increases made under the Certificate to not more than one in any 12 month period.

PERFORMANCE DATA
--------------------------------------------------------------------------------

Hartford may advertise the performance history of the underlying Funds of the Certificate. Performance history is based on the Funds' past performance only and is no indication of future performance.

The performance history of the underlying Funds includes deductions for the total fund operating expenses of the Funds. The performance information does not include any charges or fees that are deducted from your Certificate. These are charges and fees such as the sales charge, premium tax charge, deferred acquisition cost tax charge, partial withdrawal fee, cost of insurance charges, mortality and expense risk charge, administrative charge, and rider charges. Some of these charges vary depending on your age, gender, face amount, underwriting class, premiums, policy duration, and account value. All of these Certificate charges will have a significant impact on your Certificate's account value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your Certificate's performance, you should obtain a personalized illustration based on historical Fund performance from your representative.


Performance history of the underlying Funds is measured by comparing the value of the Fund at the beginning of the period to the value of the Fund at the end of the period. Performance is usually calculated for periods of quarterly, year-to-date, one year, three years, five years, ten years, and since the inception date of the Fund if the Fund has existed for more than ten years.

                                    PART A

THE ONE-REGISTERED TRADEMARK- PROVIDER-SM-
GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
100 CAMPUS DRIVE, SUITE 250
FLORHAM PARK, NJ 07932
TELEPHONE: (800) 854-3384                                                    [The Hartford LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This Prospectus describes information you should know before you enroll for coverage under The One(-Registered Trademark-) Provider-SM- (formerly known as Pegasus Provider) group flexible premium variable life insurance policy. Please read it carefully.

The One Provider group flexible premium variable life insurance policy is a contract issued by Hartford Life and Annuity Insurance Company to an employer, a trust sponsored by an employer or an employer sponsored program. We will issue you a certificate of insurance that describes your rights, benefits, obligations and options under the group policy, including your payment of premiums and our payment of a death benefit to your beneficiaries. Your certificate is:

x Flexible premium, because you have options when selecting the timing and amounts of your premium payments.

x Variable, because the value of your life insurance coverage may fluctuate with the performance of the underlying Portfolio(s).
--------------------------------------------------------------------------------

After you enroll, you allocate your payments to separate divisions of our separate account, known as Investment Divisions. The current Investment Divisions available are:


                     INVESTMENT DIVISION:                                    PURCHASES SHARES OF:
  One Group Investment Trust Bond Investment Division         One Group(-Registered Trademark-) Investment Trust
                                                              Bond Portfolio
  One Group Investment Trust Government Bond Investment       One Group(-Registered Trademark-) Investment Trust
  Division                                                    Government Bond Portfolio
  One Group Investment Trust Balanced Investment Division     One Group(-Registered Trademark-) Investment Trust
                                                              Balanced Portfolio
  One Group Investment Trust Large Cap Growth Investment      One Group(-Registered Trademark-) Investment Trust
  Division                                                    Large Cap Growth Portfolio
  One Group Investment Trust Equity Index Investment          One Group(-Registered Trademark-) Investment Trust
  Division                                                    Equity Index Portfolio
  One Group Investment Trust Diversified Equity Investment    One Group(-Registered Trademark-) Investment Trust
  Division                                                    Diversified Equity Portfolio
  One Group Investment Trust Mid Cap Growth Investment        One Group(-Registered Trademark-) Investment Trust
  Division                                                    Mid Cap Growth Portfolio
  One Group Investment Trust Diversified Mid Cap Investment   One Group(-Registered Trademark-) Investment Trust
  Division                                                    Diversified Mid Cap Portfolio
  One Group Investment Trust Mid Cap Value Investment         One Group(-Registered Trademark-) Investment Trust
  Division                                                    Mid Cap Value Portfolio
  Fidelity Variable Insurance Products Equity-Income          Service Class of the Equity-Income Portfolio of
  Investment Division                                         the Fidelity Variable Insurance Products
  Fidelity Variable Insurance Products High Income            Service Class of the High Income Portfolio of the
  Investment Division                                         Fidelity Variable Insurance Products
  Fidelity Variable Insurance Products Money Market           Initial Class of the Money Market Portfolio of the
  Investment Division                                         Fidelity Variable Insurance Products
  Fidelity Variable Insurance Products Asset Manager          Service Class of the Asset Manager Portfolio of
  Investment Division                                         the Fidelity Variable Insurance Products
  Fidelity Variable Insurance Products Index 500 Investment   Initial Class of the Index 500 Portfolio of the
  Division                                                    Fidelity Variable Insurance Products


                     INVESTMENT DIVISION:                                    PURCHASES SHARES OF:
  Fidelity Variable Insurance Products Growth Opportunities   Service Class of the Growth Opportunities
  Investment Division                                         Portfolio of the Fidelity Variable Insurance
                                                              Products
  Putnam VT International Equity Investment Division          Class IB of the Putnam VT International Equity
                                                              Fund of Putnam Variable Trust
  Putnam VT Vista Investment Division                         Class IB of the Putnam VT Vista Fund of Putnam
                                                              Variable Trust
  Putnam VT Voyager Investment Division                       Class IB of the Putnam VT Voyager Fund of Putnam
                                                              Variable Trust


If you decide to enroll for coverage under this group life insurance policy, you should keep this Prospectus for your records.

The Putnam prospectus included in this The One Provider Prospectus contains information relating to all of the funds they offer. Not all the funds in the Putnam prospectus are available to you. The One Group Investment Trust prospectus included in this The One Provider Prospectus contains information relating to all One Group Investment Trust Portfolios. Please review this The One Provider product prospectus for details regarding which funds are available in The One Provider (see "The Funds").

Although we file this Prospectus with the Securities and Exchange Commission, the Commission doesn't approve or disapprove these securities or determine if the information is truthful or complete. Anyone who represents that the Securities and Exchange Commission does these things may be guilty of a criminal offense.

Variable life insurance policies are not deposits or obligations of, or endorsed or guaranteed by, any bank, nor are they federally insured or otherwise protected by the FDIC, the Federal Reserve Board, or any other agency; they are subject to investment risk, including possible loss of the principal amount invested.

This Prospectus can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).
--------------------------------------------------------------------------------

PROSPECTUS DATED: MAY 3, 2004

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    3
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                PAGE
----------------------------------------------------------------------
SUMMARY OF BENEFITS AND RISKS                                     4
----------------------------------------------------------------------
FEE TABLES                                                        5
----------------------------------------------------------------------
ABOUT US                                                          7
----------------------------------------------------------------------
  Hartford Life and Annuity Insurance Company                     7
----------------------------------------------------------------------
  ICMG Registered Variable Life Separate Account One              7
----------------------------------------------------------------------
  The Funds                                                       7
----------------------------------------------------------------------
CHARGES AND DEDUCTIONS                                            9
----------------------------------------------------------------------
YOUR CERTIFICATE                                                 10
----------------------------------------------------------------------
PREMIUMS                                                         11
----------------------------------------------------------------------
DEATH BENEFITS AND POLICY VALUES                                 12
----------------------------------------------------------------------
MAKING WITHDRAWALS FROM THE CERTIFICATE                          14
----------------------------------------------------------------------
TRANSFERS AMONG INVESTMENT DIVISIONS                             14
----------------------------------------------------------------------
LOANS                                                            15
----------------------------------------------------------------------
LAPSE AND REINSTATEMENT                                          16
----------------------------------------------------------------------
TERMINATION OF POLICY                                            16
----------------------------------------------------------------------
CONTRACT LIMITATIONS                                             17
----------------------------------------------------------------------
CHANGES TO CONTRACT OR SEPARATE ACCOUNT                          17
----------------------------------------------------------------------
SUPPLEMENTAL BENEFITS                                            17
----------------------------------------------------------------------
OTHER MATTERS                                                    18
----------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                       18
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                  22
----------------------------------------------------------------------
LEGAL PROCEEDINGS                                                23
----------------------------------------------------------------------
INDEPENDENT PUBLIC ACCOUNTANTS                                   23
----------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                        24
----------------------------------------------------------------------
WHERE YOU CAN FIND MORE INFORMATION                              25
----------------------------------------------------------------------

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

SUMMARY OF BENEFITS AND RISKS

BENEFITS OF YOUR POLICY

FLEXIBILITY -- We designed the policy to be flexible to meet your specific life insurance needs. You have the flexibility to choose death benefit options, investment options, and premiums you pay.

DEATH BENEFIT -- We will pay a death benefit to your beneficiary if the Insured dies while the Certificate is in force. You select one of two death benefit options. These options are:

 -  Option A -- Under Option A the death benefit is equal to the larger of:

    - The Face Amount; and

    - The Variable Insurance Amount.

 -  Option B -- Under Option B the death benefit is equal to the larger of:

    - The Face Amount plus the Cash Value; and

    - The Variable Insurance Amount.

We reduce the death benefit by any money you owe us, such as outstanding Loans or Loan interest. You may change your death benefit option under certain circumstances. You may also increase or decrease the Face Amount on your Certificate under certain circumstances.

INVESTMENT OPTIONS -- You may invest in up to 18 different Investment Divisions, available under your Certificate. You may transfer money among the Investment Divisions, subject to restrictions.

PREMIUM PAYMENTS -- You have the flexibility to choose when and in what amounts you pay premiums.

RIGHT TO EXAMINE YOUR CERTIFICATE -- For 10 days after you receive your Certificate, you may cancel it without paying a sales charge. Some states provide a longer examination period.

WITHDRAWALS -- You may withdraw all or part of amounts available under your Certificate, subject to certain limitations.

LOANS -- You may take a Loan under the Certificate. The Certificate secures the Loan.

PAYMENT OPTIONS -- Your beneficiary may choose to receive the proceeds due under the Certificate,

- in a lump sum; or

- over a period of time by using one of several payment options.

DOLLAR COST AVERAGING -- You may elect to allocate your Net Premiums among the Investment Divisions using the dollar cost averaging option program. The main objective of this program is to minimize the impact of short-term price fluctuations to allow you to take advantage of market fluctuations.

ASSET REBALANCING -- You may elect to have us automatically reallocate Investment Value periodically in order to maintain a particular percentage allocation among the Investment Divisions that you selected ("Asset Rebalancing"). The Investment Value held in each Investment Division will increase or decrease in value at different rates during the relevant period. Asset Rebalancing is intended to reallocate Investment Value from those Investment Divisions that have increased in value to those that have decreased in value.

RISKS OF YOUR POLICY

INVESTMENT PERFORMANCE -- The value of your Certificate will fluctuate with the performance of its Investment Divisions. Your investment options may decline in value, or they may not perform to your expectations. We do not guarantee your Investment Value in the Investment Divisions. The Certificate is not intended to be a short-term savings vehicle. You should read the prospectuses for the Funds for information about the risks of each investment option.

TERMINATION

- CERTIFICATE -- Your Certificate could terminate if the Cash Surrender Value becomes too low to pay the charges due under the Certificate. If this occurs, Hartford will notify you in writing. You will then have sixty-one (61) days to pay additional amounts to prevent the Certificate from terminating.

- POLICY -- Hartford or the employer may terminate participation in the Policy. The party terminating the Policy must provide you with a notice of the termination, at your last known address, at least fifteen (15) days prior to the date of termination.

PARTIAL WITHDRAWAL LIMITATIONS -- We limit you to twelve (12) partial withdrawals per Coverage Year. These withdrawals will reduce your Cash Surrender Value, may reduce your death benefit, and may be subject to a processing charge.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among the Investment Divisions.

LOANS -- Taking a Loan under your Certificate may increase the risk that your Certificate will lapse, may have a permanent effect on your Investment Value, and may reduce the Death Proceeds.

ADVERSE TAX CONSEQUENCES -- You may be subject to income tax if you receive any Loans, withdrawals or other amounts under the Certificate. You may also be subject to a 10% penalty tax. There could be significant adverse tax consequences if the Certificate should lapse or be surrendered when there are loans outstanding.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
--------------------------------------------------------------------------------

FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Certificate. The first table describes the maximum fees and expenses that you will pay at the time that you buy the Certificate, surrender the Certificate, or transfer Investment Value between investment options.

MAXIMUM TRANSACTION FEES


                 CHARGE                            WHEN CHARGE IS DEDUCTED                        AMOUNT DEDUCTED
Sales Charge (1)                           When you pay premium.                      9% of the premium paid.
Premium Tax Charge                         When you pay premium.                      Generally, between 0% and 4% of any
                                                                                      premium you pay. The percentage we
                                                                                      deduct will vary by locale depending on
                                                                                      the tax rates in effect there.
Deferred Acquisition Cost Tax Charge       When you pay premium.                      1.25% of each premium you pay. We will
                                                                                      adjust the charge based on changes in
                                                                                      the applicable tax law.
Transfer Fees                              When you make a transfer after the 12th    $50 per transfer.
                                           transfer in any Coverage Year.
Partial Withdrawal Fee                     When you take a withdrawal.                $25 per partial withdrawal.

     (1) The current front end sales load charged as a percentage of the premium paid depending on the Policy Year in which the premium payment was made is:


POLICY YEAR    CURRENT PERCENTAGE    MAXIMUM PERCENTAGE
   1-7              6.75%                    9%
    8+              4.75%                    7%

The next table describes the MAXIMUM fees and expenses that you will pay periodically, not including Fund fees and expenses.

MAXIMUM ANNUAL CHARGES OTHER THAN FUND OPERATING EXPENSES


                 CHARGE                            WHEN CHARGE IS DEDUCTED                        AMOUNT DEDUCTED
Cost of Insurance Charges (1)              Monthly.                                   Minimum Charge
                                                                                      $0.16 per $1,000 of the net amount at
                                                                                      risk for a 20-year-old female medically
                                                                                      insured preferred non-smoker in the
                                                                                      first year.
                                                                                      Maximum Charge
                                                                                      $329.96 per $1,000 of the net amount at
                                                                                      risk for a 95-year-old male in the first
                                                                                      year.
                                                                                      Charge for representative insureds
                                                                                      $0.53 per $1,000 of the net amount at
                                                                                      risk for a 45-year-old male medically
                                                                                      insured standard non-smoker in the first
                                                                                      year.
Mortality and Expense Risk Charge          Daily.                                     On an annual basis, .65% of the value of
                                                                                      each Investment Division's assets.
Administrative Charge                      Monthly.                                   $10 per Coverage Month.
Rider Charges                              Monthly.                                   Currently no rider charges for this
                                                                                      product.
Loan Interest Rate                         Monthly if you have taken a loan on your   The maximum adjustable loan interest
                                           Certificate.                               rate is the greater of:
                                                                                      - 5%; and
                                                                                      - the Published Monthly Average for the
                                                                                      calendar month two (2) months prior to
                                                                                        the date on which we determine the
                                                                                        adjustable loan interest rate.(2)

     (1) This charge varies based on individual characteristics. The charge shown may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial advisor for personal illustration.
     (2) The Published Monthly Average means the "Moody's Corporate Bond Yield Average -- Monthly Average Corporate" as published by Moody's Investor's Service, Inc. or any successor to that service. If that monthly average is no longer published, a substitute average will be used.

The next two tables describe the Fund fees and expenses that you will pay periodically during the time that you own the Certificate. The first table shows the minimum and maximum total annual fund operating expenses charged by any of the Funds. The second table shows the actual fees and expenses charged by each Fund for the end of the last fiscal year. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

                         ANNUAL FUND OPERATING EXPENSES
                 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


                                                                                       MINIMUM  MAXIMUM
-------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                    0.29%    1.19%
-------------------------------------------------------------------------------------------------------

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                         Annual Fund Operating Expenses
                       as of Each Fund's Fiscal Year End
                        (as a percentage of net assets)


                                                                                     TOTAL ANNUAL
                                                                                    FUND OPERATING
                                                            12B-1                  EXPENSES (BEFORE                       NET
                                                         DISTRIBUTION              CONTRACTUAL FEE     CONTRACTUAL      ANNUAL
                                                            AND/OR                    WAIVERS OR       FEE WAIVERS       FUND
                                            MANAGEMENT    SERVICING      OTHER         EXPENSE          OR EXPENSE     OPERATING
                                               FEES          FEES       EXPENSES   REIMBURSEMENTS)    REIMBURSEMENTS   EXPENSES
--------------------------------------------------------------------------------------------------------------------------------
One Group Investment Trust Bond Portfolio     0.60%          N/A         0.19%           0.79%            0.04%          0.75%
--------------------------------------------------------------------------------------------------------------------------------
One Group Investment Trust Government
  Bond Portfolio                              0.45%          N/A         0.18%           0.63%             N/A           0.63%
--------------------------------------------------------------------------------------------------------------------------------
One Group Investment Trust
  Balanced Portfolio                          0.70%          N/A         0.19%           0.89%             N/A           0.89%
--------------------------------------------------------------------------------------------------------------------------------
One Group Investment Trust Large Cap
  Growth Portfolio                            0.65%          N/A         0.18%           0.83%             N/A           0.83%
--------------------------------------------------------------------------------------------------------------------------------
One Group Investment Trust Equity
  Index Portfolio                             0.30%          N/A         0.21%           0.51%             N/A           0.51%
--------------------------------------------------------------------------------------------------------------------------------
One Group Investment Trust Diversified
  Equity Portfolio                            0.74%          N/A         0.19%           0.93%             N/A           0.93%
--------------------------------------------------------------------------------------------------------------------------------
One Group Investment Trust Mid Cap
  Growth Portfolio                            0.65%          N/A         0.21%           0.86%             N/A           0.86%
--------------------------------------------------------------------------------------------------------------------------------
One Group Investment Trust Diversified Mid
  Cap Portfolio                               0.74%          N/A         0.23%           0.97%            0.02%          0.95%
--------------------------------------------------------------------------------------------------------------------------------
One Group Investment Trust Mid Cap
  Value Portfolio                             0.74%          N/A         0.24%           0.98%            0.03%          0.95%
--------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products
  Equity-Income Portfolio -- Service Class
  (1)                                         0.48%         0.10%        0.09%           0.67%             N/A           0.67%
--------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products High
  Income Portfolio -- Service Class (1)       0.58%         0.10%        0.11%           0.79%             N/A           0.79%
--------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Money
  Market Portfolio -- Initial Class (2)       0.20%          N/A         0.09%           0.29%             N/A           0.29%
--------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Asset
  Manager Portfolio -- Service Class (1)      0.53%         0.10%        0.11%           0.74%             N/A           0.74%
--------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Index
  500 Portfolio -- Initial Class (2)          0.24%          N/A         0.10%           0.34%             N/A           0.34%
--------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products
  Growth Opportunities Portfolio --
  Service Class (1)                           0.58%         0.10%        0.14%           0.82%             N/A           0.82%
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund --
  Class IB Shares                             0.76%         0.25%        0.18%           1.19%             N/A           1.19%
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund -- Class IB Shares       0.65%         0.25%        0.11%           1.01%             N/A           1.01%
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund -- Class IB Shares     0.55%         0.25%        0.07%           0.87%             N/A           0.87%
--------------------------------------------------------------------------------------------------------------------------------



(1) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.66% for the Equity Income Portfolio; 0.79% for the High Income Portfolio; 0.73% for the Asset Manager Portfolio; and, 0.80% for the Growth Opportunities Portfolio. These offsets may be discontinued at any time.



(2) Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including this reduction, the total class operating expenses would have been 0.29% for the Money Market Portfolio and 0.28% for the Index 500 Portfolio. These offsets may be discontinued at any time.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
--------------------------------------------------------------------------------

ABOUT US

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS


                                     EFFECTIVE DATE
           RATING AGENCY               OF RATING       RATING               BASIS OF RATING
-----------------------------------------------------------------------------------------------------
 A.M. Best and Company, Inc.             7/17/03      A+          Financial strength
-----------------------------------------------------------------------------------------------------
 Standard & Poor's                      12/01/03     AA-          Financial security characteristics
-----------------------------------------------------------------------------------------------------
 Fitch                                   1/09/04     AA           Claims paying ability
-----------------------------------------------------------------------------------------------------


ICMG REGISTERED VARIABLE LIFE
SEPARATE ACCOUNT ONE

The Investment Divisions are separate divisions of our separate account, called ICMG Registered Variable Life Separate Account One (the "Separate Account"). The Separate Account exists to keep your life insurance policy assets separate from our company assets. As such, the investment performance of the Separate Account is independent from the investment performance of our other assets. We use our other assets to pay our insurance obligations under the Policy. We hold your assets in the Separate Account exclusively for your benefit and we may not use them for any other liability of ours.

The Separate Account has 18 Investment Divisions dedicated to the Policies. Each of these Investment Divisions invests solely in a corresponding Portfolio of the Funds. You choose the Investment Divisions that meet your investment style. We may establish additional Investment Divisions at our discretion. The Separate Account may include other Investment Divisions that will not be available under the Policy.

THE FUNDS

The Funds sell shares of the Portfolios to the Separate Account. The Portfolios are set up exclusively for variable annuity and variable life insurance products.(1) The Portfolios are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. Although the Funds may have similar investment strategies and the same portfolio managers as retail mutual funds, they have different performance, fees and expenses than retail mutual funds.

We do not guarantee the investment results of any of the Portfolios. Since each Portfolio has different investment objectives, each is subject to different risks. The prospectuses for the Funds and the Funds' Statements of Additional Information describe these risks and the Portfolios' expenses. We have included the Funds' prospectuses in this Prospectus.

The following Portfolios are available under your Certificate:


The Funds sell shares of the Portfolios to the Separate Account. The Portfolios are sold exclusively to separate accounts of insurance companies for variable annuity and variable life insurance products.(1) The Portfolios are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. Although they may have similar investment strategies and the same portfolio managers as retail mutual funds, they have different performance, fees and expenses than retail mutual funds.


We do not guarantee the investment results of any of the Portfolios. Since each Portfolio has different investment objectives, each is subject to different risks. The prospectuses for the Funds and the Funds' Statements of Additional Information describe these risks and the Portfolios' expenses. We have included the Funds' prospectuses in this Prospectus.

The following Portfolios are available under your Certificate:

ONE GROUP INVESTMENT TRUST BOND PORTFOLIO -- The Portfolio seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

ONE GROUP INVESTMENT TRUST GOVERNMENT BOND PORTFOLIO -- The Portfolio seeks a high level of current income with liquidity and safety of principal.

ONE GROUP INVESTMENT TRUST BALANCED PORTFOLIO -- The Portfolio seeks to provide total return while preserving capital.

ONE GROUP INVESTMENT TRUST LARGE CAP GROWTH PORTFOLIO -- The Portfolio seeks long-term capital appreciation and growth of income by investing primarily in equity securities.

ONE GROUP INVESTMENT TRUST EQUITY INDEX PORTFOLIO -- The Portfolio seeks investment results that correspond to the aggregate price and dividend performance of securities in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index").(2)

(1) IN THE FUTURE, SHARES OF THE ONE GROUP INVESTMENT TRUST PORTFOLIOS MAY ALSO BE SOLD TO QUALIFIED PENSION AND RETIREMENT PLANS FOR THE BENEFIT OF PLAN PARTICIPANTS.

(2) "S&P 500" IS A REGISTERED SERVICE MARK OF STANDARD & POOR'S CORPORATION, WHICH DOES NOT SPONSOR AND IS IN NO WAY AFFILIATED WITH ONE GROUP INVESTMENT TRUST.

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

ONE GROUP INVESTMENT TRUST DIVERSIFIED EQUITY PORTFOLIO -- The Portfolio seeks long-term capital growth and growth of income with a secondary objective of providing a moderate level of current income.

ONE GROUP INVESTMENT TRUST MID CAP GROWTH PORTFOLIO -- The Portfolio seeks growth of capital and secondarily, current income by investing primarily in equity securities.

ONE GROUP INVESTMENT TRUST DIVERSIFIED MID CAP PORTFOLIO -- The Portfolio seeks long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations.

ONE GROUP INVESTMENT TRUST MID CAP VALUE PORTFOLIO -- The Portfolio seeks capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.

FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE PRODUCTS EQUITY-INCOME
PORTFOLIO: SERVICE CLASS -- Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500-SM- Index (S&P 500-Registered Trademark-).

FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE PRODUCTS HIGH INCOME
PORTFOLIO: SERVICE CLASS -- Seeks a high level of current income, while also considering growth of capital.

FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE PRODUCTS MONEY MARKET
PORTFOLIO: INITIAL CLASS -- Seeks as high a level of current income as is consistent with preservation of capital and liquidity.

FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE PRODUCTS ASSET MANAGER-SM-
PORTFOLIO: SERVICE CLASS -- Seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.

FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE PRODUCTS INDEX 500 PORTFOLIO:
INITIAL CLASS -- Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500-SM- Index (S&P 500-Registered Trademark-).

FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE PRODUCTS GROWTH OPPORTUNITIES
PORTFOLIO: SERVICE CLASS -- Seeks to provide capital growth.


PUTNAM VT INTERNATIONAL EQUITY FUND: CLASS IB SHARES -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of companies outside the United States that Putnam Management believes have favorable investment potential. Under normal circumstances, the fund invests at least 80% of the fund's net assets in equity investments.


PUTNAM VT VISTA FUND: CLASS IB SHARES -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks.

PUTNAM VT VOYAGER FUND: CLASS IB SHARES -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks.

There is no assurance that any Portfolio will achieve its stated objectives. Owners are also advised to read the prospectuses for each of the Funds accompanying this Prospectus for more detailed information. Each Fund is subject to certain investment restrictions, which may not be changed without the approval of a majority of the shareholders of the Fund. See the accompanying prospectuses for each of the Funds.

INVESTMENT ADVISERS -- Banc One Investment Advisors Corporation serves as investment adviser to the One Group Investment Trust Portfolios. Fidelity Management & Research Company is the investment adviser to the Fidelity Variable Insurance Products Fund. Putnam Investment Management, LLC serves as the investment manager of Putnam Variable Trust.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, owners of other policies or owners of variable annuity contracts with values allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Portfolio from the Separate Account or replacing the Portfolio with another underlying portfolio. There are certain risks associated with mixed and shared funding.

VOTING RIGHTS -- We will notify you of shareholder's meetings of the Funds purchased by those Investment Divisions you have invested in. We will send you proxy materials and instructions for you to vote the shares held for your benefit by those Investment Divisions. We will arrange for the handling and tallying of proxies received from you or other policy owners. If you give no instructions, we will vote those shares in the same proportion as shares for which we received instructions.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Policy may be voted. After we begin to make payouts to you, the number of votes you have will decrease.

ADMINISTRATIVE AND DISTRIBUTION SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of some of the Funds. Under the terms of these agreements, Hartford provides administrative and distribution related services and the Funds pay fees to Hartford that are usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family and may include fees paid under a distribution and/or servicing plan adopted by a Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
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CHARGES AND DEDUCTIONS

DEDUCTIONS FROM PREMIUM

We deduct a percentage of your premium payment for a front-end sales load, a premium tax charge and the deferred acquisition cost ("DAC") tax charge before we allocate it to the Investment Divisions. The amount of each premium we allocate to the Investment Divisions is your net premium ("Net Premium").

SALES CHARGE -- The current sales charge is 6.75% of any premium paid for Coverage Years 1 through 7 and 4.75% of any premium paid in Coverage Years 8 and later. The maximum sales charge is 9% of any premium paid in Coverage Years 1 through 7 and 7% of any premium paid in Coverage Years 8 and later. Sales charges cover expenses related to the sale and distribution of the Certificates.

PREMIUM TAX CHARGE -- We deduct a tax charge from each premium you pay. The premium tax charge covers taxes assessed against us by a state and/or other governmental entity. The range of this charge, generally, is between 0% and 4%.

DAC TAX CHARGE -- We deduct 1.25% of each premium to cover a federal premium tax assessed against us. This charge is reasonable in relation to our federal income tax burden, under Section 848 of the Internal Revenue Code of 1986 ("the Code"), resulting from the receipt of premiums. We will adjust this charge based on changes in the applicable tax law.

DEDUCTIONS FROM INVESTMENT VALUE

MONTHLY DEDUCTION AMOUNT -- Each month we will deduct an amount from your Investment Value to pay for the benefits provided under the Certificate. We call this amount the Monthly Deduction Amount and it equals the sum of:

(a) the administrative expense charge;

(b) the cost of insurance charge;

(c) the charges for additional benefits provided by rider, if any.

Each Monthly Deduction Amount will be deducted pro rata from each of the Investment Divisions, unless you instruct us otherwise. The Monthly Deduction Amount will vary from month to month.

Following is an explanation of the administrative expense charge and the charges for cost of insurance and rider benefits.

(a) ADMINISTRATIVE EXPENSE CHARGE -- We will assess a monthly administrative charge to compensate us for administrative costs in connection with the Certificates. We will initially charge $5 per Coverage Month and we guarantee that the charge will never exceed $10.00 per Coverage Month.

(b) COST OF INSURANCE CHARGE -- The cost of insurance charge is equal to:

- the cost of insurance rate per $1,000; multiplied by

- the net amount at risk; divided by

- $1,000.

The net amount at risk equals the death benefit minus the Cash Value on the date we calculate this charge. The cost of insurance charge is shown on the specification pages of the Policy and Certificate.

Because your Investment Value and death benefit may vary from month to month, the cost of insurance may also vary on each Processing Date. The cost of insurance depends on your Certificate's amount at risk. Items which may affect the amount at risk include the amount and timing of premium payments, investment performance, fees and charges assessed, rider charges, Certificate loans and changes to the Face Amount.

The purpose of the cost of insurance charge is to cover our anticipated mortality costs. The current cost of insurance rates for standard risks will not exceed those based on the 1980 Commissioners Standard Ordinary Mortality Table
(ANB), Male or Female, age nearest birthday. We will charge substandard risks a higher cost of insurance rate. The cost of insurance rates for substandard risks will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Mortality Table (ANB), Male or Female, age nearest birthday. In addition, the use of simplified underwriting or guaranteed issue procedures, rather than medical underwriting, may result in a higher cost of insurance charge for some individuals than if medical underwriting procedures were used.

We will make any changes in the cost of insurance uniformly for all insureds of the same issue ages, sexes, risk classes and whose coverage has been in-force for the same length of time. No change in insurance class or cost will occur as a result of the deterioration of the Insured's health.

The rate class of an Insured affects the cost of insurance rate. We and the employer will agree on the number of rate classes and characteristics of each rate class. The rate classes may vary by smokers and nonsmokers, active and retired status, preferred and standard, and/or any other nondiscriminatory classes agreed to by the employer.

(c) RIDER CHARGE -- If the Certificate includes riders, we deduct a charge from the Investment Value on each Processing Date. We specify the applicable charge on the rider. This charge is to compensate us for the anticipated cost of providing the rider benefits.

For a description of the riders available, see "Supplemental Benefits."

MORTALITY AND EXPENSE RISK CHARGE -- For assuming mortality and expense risks under the Policy, we may deduct a maximum daily charge of .001781% which is equal to .65% per year of the value of each Investment Division's assets in all Coverage Years. We may pay an expense credit reflecting a reduction in the mortality and expense risk rate. We will pay these credits at the end of each Coverage Month and will use them to purchase additional Accumulation Units at the end of that Coverage Month.
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10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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Currently, in Coverage Years 1 through 10, we will pay no expense credit. The result is a net annual mortality and expense risk rate of .65%. In Coverage
Years 11 and later we will pay an expense credit of .15%. The result is a net annual mortality and expense risk rate of .50%.

The mortality and expense risk charge is equal to:

- the mortality and expense risk rate; multiplied by

- the portion of the Cash Value allocated to the Investment Divisions and the Loan Account.

The mortality risk we assume is that the actual cost of insurance charges specified in the Certificate will be insufficient to meet actual claims. The expense risk we assume is that expenses we incur for issuing and administering the Certificates will exceed the administrative charges we deducted from Investment Value.

If these charges are insufficient to cover actual costs and assumed risks, the loss will fall on us. However, if the charge proves more than sufficient, we will add any excess to our surplus.

TRANSFER FEE -- We deduct a $50 transfer fee when you transfer amounts from one Investment Division to another for each transfer in excess of 12 transfers per year.

PARTIAL WITHDRAWAL FEE -- We deduct a partial withdrawal fee for each withdrawal you make. The fee is the lesser of 2% of the amount withdrawn and $25.

CHARGES FOR THE FUNDS -- The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percentage of a Fund's average daily net assets as an annual rate. Please read the prospectus for each Fund for complete details.

YOUR CERTIFICATE
--------------------------------------------------------------------------------

OWNERSHIP RIGHTS

As long as your Certificate is in force, you may exercise all rights under the Certificate while the Insured is alive and you have not named an irrevocable beneficiary.

BENEFICIARY

You name the beneficiary in your enrollment form for the Certificate. You may change the beneficiary (unless irrevocably named) while the Insured is alive by notifying us, in writing. If no beneficiary is living when the Insured dies, we will pay the Death Proceeds to you if living; or, otherwise, to your estate.

ASSIGNMENT

You may assign your rights under the Certificate. Until you notify us in writing, no assignment is effective against us. We are not responsible for the validity of any assignment.

STATEMENTS

We will send you a statement at least once each year, showing:

- the Certificate's current Cash Value, Cash Surrender Value and Face Amount;

- the premiums paid, Monthly Deduction Amounts and any Loans since your last statement;

- the amount of any outstanding Debt;

- any notifications required by the provisions of your Certificate; and

- any other information required by the Insurance Department of the state where we delivered your Certificate.

ISSUANCE OF YOUR CERTIFICATE

To purchase a Certificate you must submit an enrollment form to our Customer Service Center. The specific form you complete will depend on the underwriting classification and plan design of the Policy. Generally, we will only issue a Certificate on the lives of Insureds between the ages of 20 and 79 who supply evidence of insurability satisfactory to us. In addition, we will not issue a Certificate with a Face Amount of less than the minimum Face Amount. Acceptance is subject to our underwriting rules and we reserve the right to reject an enrollment form for any reason. If we accept your enrollment form, your Certificate will become effective on the Coverage Date only after we receive all outstanding delivery requirements and the initial premium payment shown in your Certificate.

In the event you are exchanging an existing contract(s) for a new Certificate under Section 1035 of the Internal Revenue Code, the Coverage Date will be the date that you make the 1035 exchange. You make this 1035 exchange by assigning the existing contract(s) to us and completing an enrollment form. Upon receipt of the assignment form, we will surrender the existing contract(s) for its cash surrender value. We will apply the surrender proceeds we receive as premium to the Certificate. During the time between the Coverage Date and the date we receive the cash surrender value of the existing contract(s) or a premium payment, there will be no gap in coverage. We will make charges and deductions (other than those of the Portfolios) for this period; however, you will not experience investment returns.

RIGHT TO EXAMINE THE CERTIFICATE

You have a limited right to return your Certificate for cancellation. You may deliver or mail the Certificate to us or to the agent who sold you the Certificate within ten (10) calendar days after delivery of the Certificate to you. This is the right to examine period. Some states provide for a longer period.
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   11
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In the event you return your Certificate, we will return to you within seven (7)
days of our receipt of the Certificate, either:

- the total amount of premiums; or

- the Cash Value plus charges deducted under the Certificate.

The amount we return depends upon the state we issued your Certificate in.

PREMIUMS
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PREMIUM PAYMENT FLEXIBILITY

You have considerable flexibility as to when, in what amounts and what level of premiums, within a range determined by us, you pay under the Certificate. You choose a premium once you have determined the level and pattern of the death benefit.

You must pay a minimum initial premium to make your coverage effective on the Coverage Date. The minimum initial premium may not be less than $100,000. You may pay additional premiums at any time, subject to the premium limitations set by the Internal Revenue Code. For details on these premium limitations see, "Premium Limitation." You have the right to pay additional premiums of at least $100.00 at any time, unless otherwise agreed to by us.

Your Certificate may lapse if the value of your Certificate becomes insufficient to cover the Monthly Deduction Amounts. If this happens you may pay additional premiums in order to prevent your Certificate from terminating. For details see, "Lapse and Reinstatement." Factors that determine the amount of any required premiums include the Face Amount, the death benefit option elected and charges and expenses.

ALLOCATION OF PREMIUM PAYMENTS

During the right to examine period, we allocate your initial premium payment, in accordance with state law requirements, at the end of the Valuation Day we receive the premium. If you choose to cancel your Certificate, some states require the return of your initial premium, while others require the return of the Certificate's Cash Value.

- STATE OF ISSUE REQUIRES RETURN OF INITIAL PREMIUM -- If the state of issue of your Certificate requires that we return your initial premium, we will, when we issue your Certificate and until the end of the right to examine period, allocate your initial Net Premium to the Fidelity Variable Insurance Products Money Market Investment Division. Upon the expiration of the right to examine period, we will invest the initial Net Premium according to your initial allocation instructions. However, any accrued interest will remain in the Fidelity Variable Insurance Products Money Market Investment Division if you selected it as an initial allocation option.

We will allocate any additional premiums received prior to the expiration of the right to examine period to the Fidelity Variable Insurance Products Money Market Investment Division.

- STATE OF ISSUE REQUIRES RETURN OF CERTIFICATE'S CASH VALUE -- If the state of issue of your Certificate requires that we return the Certificate's Cash Value, we will allocate the initial Net Premium among your chosen Investment Divisions. In this case you will bear full investment risk for any amounts we allocate to the Investment Division during the right to examine period. This automatic immediate investment feature only applies if specified in your Certificate. Please check with your agent to determine the status of your Certificate.

You may change the Net Premium allocation if you notify us in writing. Portions you allocate to the Investment Divisions must be whole percentages of 5% or more. We will allocate subsequent Net Premiums among Investment Divisions, according to your most recent instructions, at the end of the Valuation Day we receive the premium, subject to the following:

- If we receive a premium and your most recent allocation instructions would violate the 5% requirement, we will allocate the Net Premium among the Investment Divisions according to your previous premium allocation; and

- If the asset rebalancing option is in effect, we will allocate Net Premiums accordingly, until you terminate this option. (See "Transfers Among Investment Divisions -- Asset Rebalancing.")

You will receive several different types of notification that explain what your current premium allocation is. The Certificate shows the initial allocation you chose on the enrollment form. In addition, we will send you written confirmation, after we receive your premium payment, that shows you how we allocated your premium. A Certificate's annual statement will also summarize your current premium allocation.

ACCUMULATION UNITS

We use Net Premiums allocated to the Investment Divisions to credit Accumulation Units under the Certificates.

We determine the number of Accumulation Units in each Investment Division to be credited under the Certificate (including the initial allocation to the Fidelity Variable Insurance Products Fund Money Market Investment Division) as follows:

- Multiply the Net Premium by the appropriate allocation percentage to determine the portion we will invest in the Investment Division; then

- Divide each portion to be invested in an Investment Division by the Accumulation Unit value of that particular Investment Division we computed following the receipt of the payment.

Deductions made for the monthly deduction amount on each Processing Date will reduce the number of Accumulation Units under the Certificate. (See "Deductions from Investment Value -- Monthly Deduction Amount.")
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12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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ACCUMULATION UNIT VALUES

The Accumulation Unit value for each Investment Division will vary daily to reflect the investment experience and charges of the applicable Portfolio, as well as the daily deduction for mortality and expense risks. We will determine the Accumulation Unit value on each Valuation Day by multiplying the Accumulation Unit value of the particular Investment Division on the preceding Valuation Day by a net investment factor for that Investment Division for the Valuation Period then ended. The net investment factor for each of the Investment Divisions is equal to the net asset value per share of the corresponding Portfolio at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions paid by that Portfolio in the Valuation Period then ended) divided by the net asset value per share of the corresponding Portfolio at the beginning of the Valuation Period, less the daily deduction for the mortality and expense risks assumed by us.

PREMIUM LIMITATION

If we receive premiums that would cause the Certificate to fail to meet the definition of a life insurance policy in accordance with the Code, we will refund the excess premium payments. We will refund such premium payments and any applicable interest no later than sixty (60) days after the end of a Coverage Year.

We will accept a premium payment that results in an increase in the death benefit greater than the amount of the premium, only after we approve evidence of insurability.

DEATH BENEFITS AND POLICY VALUES
--------------------------------------------------------------------------------

VALUES UNDER THE CERTIFICATE

CASH SURRENDER VALUE -- As with traditional life insurance, each Certificate will have a Cash Surrender Value. The Cash Surrender Value is equal to the Cash Value, less Debt, less any charges accrued but not deducted. There is no minimum guaranteed Cash Surrender Value. The Cash Value equals the value in the Investment Divisions plus the Loan Account Value.

INVESTMENT VALUE -- Each Certificate will also have an Investment Value. The Investment Value of a Certificate changes on a daily basis and will be computed on each Valuation Day. The Investment Value will vary to reflect the investment experience of the Investment Divisions, Monthly Deduction Amounts and any amounts transferred to the Loan Account to secure a Loan.

The Investment Value of a particular Certificate is related to the net asset value of the Portfolios associated with the Investment Divisions to which Net Premiums on the Certificate have been allocated. The total Investment Value in the Investment Divisions on any Valuation Day is calculated by multiplying the number of Accumulation Units in each Investment Division as of the Valuation Day by the current Accumulation Unit value of that Investment Division and then summing the result for all the Investment Divisions. The Investment Value equals the sum of the values of the assets in the Investment Divisions. See
"Premiums -- Accumulation Unit Values."

DEATH BENEFITS

As long as the Certificate remains in force, the Certificate provides for the payment of the Death Proceeds to the named beneficiary when the Insured under the Certificate dies. The Death Proceeds payable to the beneficiary equal the death benefit less any Debt outstanding under the Certificate plus any rider benefits payable. The death benefit depends on the death benefit option you select and is determined as of the date of the death of the Insured.

MINIMUM DEATH BENEFIT TESTING PROCEDURES -- Section 7702 of the Code defines alternative testing procedures, the guideline premium test ("GPT") and the cash value accumulation test ("CVAT") in order to meet the definition of life insurance under the Code. See "Federal Tax Considerations." Each Certificate must qualify under either the GPT or the CVAT. Prior to issue, you choose the procedure under which a Certificate will qualify. Once you choose either the GPT or the CVAT to test a Certificate, it cannot be changed while the Certificate is in force.

Under both testing procedures, there is a minimum death benefit required at all times equal to the Variable Insurance Amount. This is necessary in order for the Certificate to meet the current federal tax definition of life insurance, which places limitations on the amount of premiums that may be paid and the Cash Values that can accumulate relative to the death benefit. The factors used to determine the Variable Insurance Amount depend on the testing procedure chosen and are in the Certificate.

Under the GPT, there is also a maximum amount of premium that may be paid with respect to each Certificate.

Use of the CVAT can be advantageous if you intend to maximize the total amount of premiums paid under a Certificate. An offsetting consideration, however, is that the factors we use to determine the Variable Insurance Amount are higher under the CVAT, which can result in a higher death benefit over time and a higher total cost of insurance.

DEATH BENEFITS OPTIONS -- Regardless of the minimum death benefit testing procedure chosen, there are two death benefit options: Death Benefit Option A and Death Benefit Option B.

 - DEATH BENEFIT OPTION A -- the death benefit is the greater of (a) the Face Amount and (b) the Variable Insurance Amount.

 - DEATH BENEFIT OPTION B -- the death benefit is the greater of (a) the Face Amount plus the Cash Value and (b) the Variable Insurance Amount.

Regardless of which death benefit option you select, the maximum amount payable will be the Death Proceeds.
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   13
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OPTION CHANGE -- While the Certificate is in force, you may change the death benefit option you selected. You must make your request to change your death benefit option in writing and during the lifetime of the Insured.

CHANGE FROM OPTION A TO OPTION B -- If the change is from Death Benefit Option A to Death Benefit Option B, the Insured must provide us with satisfactory evidence of insurability. The Face Amount after the change will be equal to the Face Amount before the change, less the Cash Value on the effective date of the change.

CHANGE FROM OPTION B TO OPTION A -- If the change is from Death Benefit Option B to Death Benefit Option A, the Face Amount after the change will be equal to the Face Amount before the change plus the Cash Value on the effective date of change.

Any change in the selection of a death benefit option will become effective at the beginning of the Coverage Month following our approval of the change. We will notify you when we have made the change.

PAYMENT OPTIONS -- We may pay the Death Proceeds under the Certificate in a lump sum or we may apply the proceeds to one of our payment options. If a payment option is not selected, Death Proceeds will be paid in a lump sum. The minimum amount that may be placed under a payment option is $5,000 unless we consent to a lesser amount. Once payments under payment options 2, 3 or 4 begin, you may not surrender the Certificate to receive a lump sum settlement in place of the life insurance payments. The following options are available under the
Certificate:

FIRST OPTION -- INTEREST INCOME

 - Payments of interest at the rate we declare, but not less than 3% per year, on the amount applied under this option.

SECOND OPTION -- INCOME OF FIXED AMOUNT

 - Equal payments of the amount chosen until the amount applied under this option, with interest of not less than 3% per year, is exhausted. The final payment will be for the balance remaining.

THIRD OPTION -- PAYMENTS FOR A FIXED PERIOD

 - An amount payable monthly for the number of years selected which may be from 1 to 30 years.

FOURTH OPTION -- LIFE INCOME

 - LIFE ANNUITY -- an annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment due preceding the death of the annuitant. Under this option, it is possible that only one monthly annuity payment would be made, if the annuitant died before the second monthly annuity payment was due.

 - LIFE ANNUITY WITH 120 MONTHLY PAYMENTS CERTAIN -- an annuity providing monthly income to the annuitant for a fixed period of 120 months and for as long thereafter as the annuitant shall live.

The fourth payment option is based on the 1983a Individual Annuity Mortality Table set back one year and a net investment rate of 3% per annum. The amount of each payment under this option will depend upon the age of the annuitant at the time the first payment is due. If any periodic payment due any payee is less than $200, we may make payments less often. The first, second and third payment options are based on a net investment rate of 3% per annum. We may, however, from time to time, at our discretion if mortality appears more favorable and interest rates justify, apply other tables that will result in higher monthly payments for each $1,000 applied under one or more of the four payment options.

We may agree to other arrangements for income payments.

INCREASES AND DECREASES IN FACE AMOUNT -- In most cases, the minimum Face Amount of the Certificate is $50,000. At any time after purchasing a Certificate, you may request a change in the Face Amount by making a written request to us at our Customer Service Center.

You must request an increase in the Face Amount in writing to us. All requests are subject to evidence of insurability satisfactory to us and subject to our current rules. Any increase we approve will be effective on the Processing Date following the date we approve the request. The Monthly Deduction Amount on the first Processing Date on or after the effective date of the increase will increase as a result of the increase in Face Amount.

A decrease in the Face Amount will be effective on the first Processing Date following the date we receive the request. Decreases must reduce the Face Amount by at least $25,000, and the remaining Face Amount generally must not be less than $50,000. We will apply decreases:

- to the most recent increase; then

- successively to each prior increase, and then

- to the initial Face Amount.

We reserve the right to limit the number of Face Amount increases or decreases made under the Certificate to no more than one in any twelve (12) month period.

BENEFITS AT MATURITY -- If the Insured is living on the coverage maturity date, which equals attained age 100 ("Maturity Date"), we will pay you the Cash Surrender Value on the date you surrender the Certificate. However, on the Maturity Date, the Certificate will terminate and we will have no further obligations under the Certificate.
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MAKING WITHDRAWALS FROM THE CERTIFICATE

SURRENDER

At any time prior to the Maturity Date, provided the Certificate is in effect and has a Cash Surrender Value, you may choose, without the consent of the beneficiary (provided the designation of the beneficiary is not irrevocable) to surrender the Certificate and receive the full Cash Surrender Value from us. To surrender a Certificate, you must submit a written request for surrender to us. We will determine the Cash Surrender Value as of the Valuation Day we receive the request, in a written form satisfactory to us, at our Customer Service Center, or the date that you request, whichever is later.

The Cash Surrender Value is the net amount available upon surrender of the Certificate and equals the Cash Value, minus Debt, minus any charges accrued but not yet deducted. We will terminate the Certificate on the date of receipt of the written request, or the date you request the surrender to be effective, whichever is later.

We may pay the Cash Surrender Value in cash or you may allocate it to any other payment option agreed upon by us.

PARTIAL WITHDRAWALS

At any time before the Maturity Date, and subject to our rules then in effect, we allow twelve (12) partial withdrawals per Coverage Year. However, we allow only one (1) partial withdrawal between any successive Processing Dates. The minimum partial withdrawal allowed is $500.00. The maximum partial withdrawal is an amount equal to the sum of the Cash Surrender Value plus outstanding Debt, multiplied by .90, minus outstanding Debt.

We currently impose a charge for processing partial withdrawals which is the lesser of:

- 2% of the amount withdrawn; and

- $25.00.

A partial withdrawal will reduce the Cash Surrender Value, Cash Value and Investment Value. Any partial withdrawal will permanently affect the Cash Surrender Value and may permanently affect the death benefit payable. If Death Benefit Option A is in effect, we reduce the Face Amount by the amount of the partial withdrawal and the charge for processing the withdrawal. Unless specified otherwise, we will deduct partial withdrawals on a Pro Rata Basis from the Investment Divisions. A Pro Rata Basis is an allocation method based on the proportion of the Investment Value in each Investment Division. You must submit requests for partial withdrawals to us in writing. The effective date of a partial withdrawal will be the Valuation Day closest to the date that we receive the request, in writing, at our Customer Service Center. If your Certificate is deemed to be a modified endowment contract, a 10% penalty tax may be imposed on income distributed before the insured attains age 59 1/2. See "Federal Tax Considerations."

TRANSFERS AMONG INVESTMENT DIVISIONS
--------------------------------------------------------------------------------

AMOUNT AND FREQUENCY OF TRANSFERS

Upon request and as long as the Certificate is in effect, you may transfer amounts among the Investment Divisions up to twelve (12) times per Coverage Year without charge. Transfers in excess of twelve (12) per Coverage Year will be subject to a charge of $50 per transfer deducted from the amount of the transfer. You must make transfer requests in writing on a form that we approve. Our rules then in effect will limit the amounts that you may transfer. The amounts that you transfer must be in whole percentages of 5% or more, unless otherwise agreed to by us. Currently, the minimum value of Accumulation Units that you may transfer from one Investment Division to another is the lesser of:

- $500; and

- the total value of the Accumulation Units in the Investment Division.

The value of the remaining Accumulation Units in the Investment Division must equal at least $500. If, after an ordered transfer, the value of the remaining Accumulation Units in an Investment Division would be less than $500, we will transfer the entire remaining amount.

Currently there are no restrictions on transfers other than those described in this Prospectus. We reserve the right in the future to impose additional restrictions on transfers.

The underlying Funds are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different transfer restrictions or no transfer restrictions at all. In addition, as a result of settlement of litigation against Hartford, with respect to certain owners of older Contracts, we currently only have the ability to restrict transfers into certain Funds and to limit the total Contract Value invested in any one Fund. The effect on you may include higher transaction costs or lower performance.

TRANSFERS TO OR FROM INVESTMENT DIVISIONS

In the event of a transfer from an Investment Division, we will reduce the number of Accumulation Units that we credit to that Investment Division. We will determine the reduction by dividing:

- the amount transferred by,
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   15
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- the Accumulation Unit value for that Investment Division determined on the
  Valuation Day we receive your written request for transfer.

In the event of a transfer to an Investment Division, we will increase the number of Accumulation Units credited. The increase will equal:

- the amount transferred divided by,

- the Accumulation Unit value for that Investment Division determined on the Valuation Day we receive your written request.

ASSET REBALANCING

Subject to our current rules, you may authorize us to automatically reallocate Investment Value periodically in order to maintain a particular percentage allocation among the Investment Divisions that you have selected. This reallocation is known as Asset Rebalancing. The Investment Value held in each Investment Division will increase or decrease in value at different rates during the relevant period. Asset Rebalancing is intended to reallocate Investment Value from those Investment Divisions that have increased in value to those that have decreased in value.

To elect Asset Rebalancing, we must receive a written request from you. If you elect Asset Rebalancing, you must include all Investment Value in the automatic reallocation. The percentages that you select under Asset Rebalancing will override any prior percentage allocations that you have chosen and we will allocate all future Net Premiums accordingly. We will count all transfers made pursuant to Asset Rebalancing on the same day as one (1) transfer toward the twelve (12) transfers per Coverage Year that we permit without charge. Once elected, you may instruct us, in a written form satisfactory to us, at any time to terminate the option. In addition, we will terminate your participation in Asset Rebalancing if you make any transfer outside of Asset Rebalancing.

DOLLAR COST AVERAGING

You may elect to allocate your Net Premiums among the Investment Divisions under the dollar cost averaging option program ("DCA Program"). If you choose to participate in the DCA Program, we will deposit your Net Premiums into the Fidelity Variable Insurance Products Fund Money Market Investment
Division. Each month, we will withdraw amounts from that Division and allocate them to the other Investment Divisions in accordance with your allocation instructions. The transfer date will be the monthly anniversary of your first transfer under your initial DCA election. We will make the first transfer within five (5) business days after we receive your initial election in writing.

We will allocate your Net Premium to the Investment Divisions that you specify, in the proportions that you specify. If, on any transfer date, your Investment Value that we have allocated to the Fidelity Variable Insurance Products Fund Money Market Investment Division is less than the amount you have elected to transfer, we will terminate your participation in the DCA Program. Any transfers made in connection with the DCA Program must be whole percentages of 5% or more, unless we otherwise agree. In addition, transfers made under the DCA Program count toward the twelve (12) transfers per coverage year that we permit you without charge.

You may also cancel your DCA election by notifying us in writing.

The main objective of the DCA Program is to minimize the impact of short-term price fluctuations. The DCA Program allows you to take advantage of market fluctuations. Since we transfer the same dollar amount to other Investment Divisions at set intervals, the DCA Program allows you to purchase more Accumulation Units when prices are low and fewer Accumulation Units when prices are high. Therefore, you may achieve a lower average cost per Accumulation Unit over the long-term. However, it is important to understand that a DCA Program does not assure a profit or protect against loss in a declining market. If you choose to participate in the DCA Program you should have the financial ability to continue making investments through periods of low price levels.

You cannot make transfers under Asset Rebalancing and participate in the DCA Program at the same time.

PROCESSING OF TRANSACTIONS

Generally, we process your transactions only on a Valuation Day. We will process requests that we receive on a Valuation Day before the close of trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on that same day, except as otherwise indicated in this Prospectus. We will process requests that we receive after the close of the NYSE as of the next Valuation Day.

LOANS
--------------------------------------------------------------------------------

As long as the Certificate is in effect, you may obtain without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), a cash Loan from us. The maximum Loan amount is equal to the sum of the Cash Surrender Value plus outstanding Debt, multiplied by 1.00, minus outstanding Debt.

We will transfer the amount of each Loan on a Pro Rata Basis from each of the Investment Divisions (unless you specify otherwise) to the Loan Account. We use the Loan Account to ensure that any outstanding Debt remains fully secured by the Investment Value.

LOAN INTEREST

Interest will accrue daily on outstanding Debt at the adjustable loan interest rate indicated in the Certificate. We will transfer the difference between the value of the Loan Account and any outstanding Debt from the Investment Divisions to the Loan Account on each Certificate Anniversary. Interest payments are due as shown in the Certificate. If you do not pay interest within five (5) days of its due date, we will add it to the amount of the Loan as of its due date.
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16                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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The maximum adjustable loan interest rate we may charge for Loans is the greater of:

- 5%; and

- the Published Monthly Average for the calendar month two (2) months prior to the date on which we determine the adjustable loan interest rate.

The Published Monthly Average means the "Moody's Corporate Bond Yield Average -- Monthly Average Corporate" as published by Moody's Investors Service, Inc. or any successor to that service. If that monthly average is no longer published, a substitute average will be used.

CREDITED INTEREST

We will credit interest on amounts in the Loan Account for Coverage Years 1 through 10 at a rate equal to the adjustable loan interest rate, minus 1%. We will credit interest on amounts in the Loan Account for Coverage Years 11 and later at a rate equal to the adjustable loan interest rate, minus .20%.

LOAN REPAYMENTS

You can repay any part of or the entire Loan at any time. We will allocate the amount of the Loan repayment to your chosen Investment Divisions on a Pro Rata Basis, determined as of the date of the Loan repayment. Unless specified otherwise, we will treat any additional premium payments that we receive during the period when a Loan is outstanding as Loan repayments.

TERMINATION DUE TO EXCESSIVE DEBT

If total outstanding Debt equals or exceeds the Cash Value, the Certificate will terminate thirty-one (31) calendar days after we have mailed notice to your last known address and that of any assignees of record. If you do not make sufficient Loan repayment by the end of this 31-day period, the Certificate will terminate without value.

EFFECT OF LOANS ON INVESTMENT VALUE

A Loan, whether or not repaid, will have a permanent effect on the Investment Value because the investment results of each Investment Division will apply only to the amount remaining in such Investment Divisions. The longer a Loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Investment Divisions earn more than the annual interest rate for Funds held in the Loan Account, your Investment Value will not increase as rapidly as it would have had no Loan been made. If the Investment Divisions earn less than the Loan Account, your Investment Value will be greater than it would have been had no Loan been made. Also, if not repaid, the aggregate amount of outstanding Debt will reduce the Death Proceeds and Cash Surrender Value.

LAPSE AND REINSTATEMENT
--------------------------------------------------------------------------------

LAPSE AND GRACE PERIOD

We provide a sixty-one (61) calendar day grace period, from the date we mail you notice that the Cash Surrender Value is insufficient to pay the charges due under the Certificate. Unless you have given us written notice of termination in advance of the date of termination of the Certificate, insurance will continue in force during this period. You will be liable to us for all unpaid charges due under the Certificate for the period that the Certificate remains in force.

In the event that total outstanding Debt equals or exceeds the Cash Value, the Certificate will terminate thirty-one (31) calendar days after we have mailed notice to your last known address and that of any assignees of record. If you do not make sufficient Loan repayment by the end of this 31-day period, the Certificate will end without value.

REINSTATEMENT

Prior to the death of the Insured, and unless (i) the Policy is terminated or
(ii) the Certificate has been surrendered for cash, we may reinstate the Certificate prior to the Maturity Date, provided:

- you make your request within three (3) years of the date of lapse. Some states provide a longer period; and

- you submit satisfactory evidence of insurability to us.

We will not require evidence of insurability, if you reinstate your Certificate within one (1) month after the end of the 61-calendar day grace period, provided the Insured is alive.

To reinstate your Certificate, you must remit a premium payment large enough to keep the coverage under the Certificate in force for at least three (3) months following the date of reinstatement. The Face Amount of the reinstated Certificate cannot exceed the Face Amount at the time of lapse. The Investment Value on the reinstatement date will reflect:

- The Investment Value at the time of termination; plus

- Net Premiums attributable to premiums paid at the time of reinstatement.

Upon reinstatement, you must repay or carry over to the reinstated certificate any Debt at the time of termination.

TERMINATION OF POLICY
--------------------------------------------------------------------------------

The group policyholder or we may terminate participation in the Policy. The party initiating the termination must provide notice of such termination to each owner of record, at his or her last known address, at least fifteen (15) days prior to the date of termination. In the event of such termination, we will not accept any new enrollment forms for new Insureds on or after the date
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   17
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that we receive or send notice of discontinuance, whichever is applicable. In addition, we will not issue any new Certificates. If you discontinue premium payments, we will continue insurance coverage under the Certificate as long as the Cash Surrender Value is sufficient to cover the charges due. We will not continue the coverage under the Certificate beyond attained age 100 unless your Certificate includes the Maturity Date Extension Rider. Attained age means the Insured's age on the birthday nearest to the Coverage Date plus the period since the Coverage Date. In addition, we will not continue any optional benefit rider beyond the Certificate's date of termination. If the Policy is discontinued or amended to discontinue the eligible class to which an Insured belongs (and if the coverage on the Insured is not transferred to another insurance carrier), any Certificate then in effect will remain in force under the discontinued Policy, provided you have not canceled or surrendered it, subject to our qualifications then in effect. You will then pay Certificate premiums directly to us.

CONTRACT LIMITATIONS
--------------------------------------------------------------------------------

PARTIAL WITHDRAWALS

We limit you to twelve (12) partial withdrawals per Coverage Year.

TRANSFERS OF ACCOUNT VALUE

We reserve the right to limit the size of transfers and remaining balances and to limit the number and frequency of transfers among the Investment Divisions.

FACE AMOUNT INCREASES OR DECREASES

We reserve the right to limit the number of Face Amount increases or decreases made under the Certificate to no more than one (1) in any twelve (12) month period.

VALUATION OF PAYMENTS AND TRANSFERS

We value the Certificate on every Valuation Day. We will generally pay Death Proceeds, Cash Surrender Values, partial withdrawals, and Loan amounts attributable to the Investment Divisions within seven (7) calendar days after we receive all the information needed to process the payment unless the New York Stock Exchange is closed for some reason other than a regular holiday or Weekend, trading is restricted by the Securities and Exchange Commission ("SEC") or the SEC declares that an emergency exists.

DEFERRAL OF PAYMENTS

We may defer payment of any Cash Surrender Values, withdrawals and loan amounts that are not attributable to the Investment Divisions for up to six (6) months from the date of the request. If we defer payment for more than thirty (30) days, we will pay you interest.

CHANGES TO CONTRACT OR SEPARATE ACCOUNT
--------------------------------------------------------------------------------

MODIFICATION OF POLICY

The only way we may modify the policy is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries, or Assistant Secretaries.

SUBSTITUTION OF FUNDS

We reserve the right to substitute the shares of any other registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account provided that the substitution has been approved by the Securities and Exchange Commission.

CHANGE IN OPERATION OF THE
SEPARATE ACCOUNT

We may modify the operation of the Separate Account to the extent permitted by law, including deregistration under the securities laws.

SEPARATE ACCOUNT TAXES

Currently, we do not make a charge to the Separate Account for federal, state and local taxes that may be allocable to the Separate Account. In the future, we may begin to charge the Separate Account for federal, state and local taxes if the applicable federal, state or local tax laws that impose tax on us and/or the Separate Account change. We may make charges for other taxes that are imposed on the Separate Account.

SUPPLEMENTAL BENEFITS
--------------------------------------------------------------------------------

The following supplemental benefit will automatically be included in a Certificate, subject to our current restrictions, limitations and state approval, unless you notify us in writing that you do not want it.

MATURITY DATE EXTENSION RIDER

We will extend the Maturity Date (the date on which the Certificate will mature), to the date of death of the Insured. Certain death benefit and premium restrictions apply. See "Federal Tax Considerations."
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18                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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OTHER MATTERS

REDUCED CHARGES FOR ELIGIBLE GROUPS

We may reduce or eliminate certain of the charges and deductions described above (including, sales load, mortality and expense risk charge, cost of insurance charge and administrative charge) for Policies issued in connection with a specific plan, in accordance with our current internal policies as of the date we approve the application for a policy. We determine eligibility for reduction in charges and the amount of any reduction by a number of factors, including

- the size of the plan;

- the expected number of participants;

- the anticipated premium payment from the plan;

- the nature of the group; and

- any other circumstances that are rationally related to the expected reduction in expenses.

We may modify, from time to time on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in the Separate Account.

OUR RIGHTS

We reserve the right to take certain actions in connection with our operations and the operations of the Separate Account. We will take these actions in accordance with applicable laws (including obtaining any required approval of the Securities and Exchange Commission). If necessary, we will seek your approval.

Specifically, we reserve the right to:

- Add or remove any Investment Division;

- Create new separate accounts;

- Combine the Separate Account with one or more other separate accounts;

- Operate the Separate Account as a management investment company under the 1940 Act or in any other form permitted by law;

- Deregister the Separate Account under the 1940 Act;

- Manage the Separate Account under the direction of a committee or discharge such committee at any time;

- Transfer the assets of the Separate Account to one or more other separate accounts; and

- Restrict or eliminate any of your voting rights or of any other persons who have voting rights as to the Separate Account.

We also reserve the right to change the name of the Separate Account.

LIMIT ON RIGHT TO CONTEST

We may not contest the validity of the Certificate after it has been in effect during the Insured's lifetime for two (2) years from the effective date of coverage. If we reinstate the Certificate, the 2-year period is measured from the date of reinstatement. Any increase in the Face Amount as a result of a premium payment is contestable for 2 years from its effective date. In addition, if the Insured commits suicide in the 2-year period, or such period as specified in state law, the death benefit payable will be limited to the premiums paid less any outstanding Debt and partial withdrawals.

MISSTATEMENT AS TO AGE OR SEX

If the age or sex of the Insured is incorrectly stated, we will appropriately adjust the amount of all benefits payable, as specified in the Certificate.

ASSIGNMENT

The Certificate may be assigned as collateral for a loan or other obligation. We are not responsible for any payment made or action taken before receipt of written notice of such assignment. You must file proof of interest with any claim under a collateral assignment.

DIVIDENDS

No dividends will be paid under the Certificates.

FINANCIAL STATEMENTS

Financial statements of the Registrant and Depositor may be found in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or write to us at:

        International Corporate Marketing Group
        Attn: Registered Products
        100 Campus Drive, Suite 250
        Florham Park, NJ 07932

FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

GENERAL

Since federal tax law is complex, the tax consequences of purchasing this policy will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this policy is right for you.

Our general discussion of the tax treatment of this policy is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this policy cannot be made in the prospectus. We also do not discuss state,
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   19
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municipal or other tax laws that may apply to this policy. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as a part of Hartford, which is taxed as a life insurance company under Part 1 of Subchapter L of Chapter 1 of the Internal Revenue Code of 1986, as amended ("Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Investment Divisions) are reinvested and are taken into account in determining the value of the Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Certificate.

We do not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon these expectations, no charge is currently being made to the Separate Account for federal income taxes. If we incur income taxes attributable to the Separate Account or determine that such taxes will be incurred, we may assess a charge for taxes against the Separate Account.

INCOME TAXATION OF CERTIFICATE BENEFITS -- GENERALLY

For federal income tax purposes, the Certificates should be treated as life insurance policies under Section 7702 of the Code. The death benefit under a life insurance policy is generally excluded from the gross income of the Beneficiary. Also, a life insurance policy owner is generally not taxed on increments in the policy value prior to a receipt of some amount from the policy, e.g., upon a partial or full surrender. Section 7702 imposes certain limits on the amounts of the premiums paid and cash value accumulations in a policy, in order for it to remain tax-qualified as a life insurance contract. We intend to monitor premium and cash value levels to assure compliance with the
Section 7702 standards.

There is some uncertainty as to the proper determination of the premium limits for purposes of section 7702 and 7702A in the case of policies involving substandard risks. We believe its method of addressing substandard risks is reasonable, but the IRS could take a contrary view. Accordingly, there is a risk that the IRS could contend that certain policies involving substandard risks fail to meet the definition of life insurance in section 7702 or should be considered modified endowment contracts.

During the first fifteen policy years, an "income first" rule generally applies to any distribution of cash that is required under Code Section 7702 because of a reduction in benefits under the Certificate.


We also believe that any Loan received under a Certificate will be treated as Debt of the Owner, and that no part of any Loan under a Certificate will constitute income to the Owner unless the policy is a modified endowment contract. A surrender or assignment of the Certificate may have tax consequences depending upon the circumstances. Owners should consult qualified tax advisers concerning the effect of such transactions.


There is a risk that the IRS could contend that certain Preferred Policy Loans might not be loans for tax purposes. Instead, the IRS could treat these loans as distributions from the policy. If so, such amounts might be currently taxable.

Federal, state, and local estate tax, inheritance, and other tax consequences of ownership or receipt of Certificate proceeds depend on the circumstances of each Owner or Beneficiary.

The Maturity Date Extension Rider allows an Owner to extend the Maturity Date to the date of the death of the Insured. Although we believe that the Certificate will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, due to the lack of specific guidance on this issue, this result is not certain. If the Certificate is not treated as a life insurance contract for federal income tax purposes after the Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The Owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.

TAX DEFERRAL DURING ACCUMULATION PERIOD

Under existing provisions of the Code, except as described below, any increase in an Owner's Investment Value is generally not taxable to the Policy Owner unless amounts are received (or are deemed to be received) under the Policy prior to the Insured's death. If the Policy is surrendered or matures, the amount received will be includable in the Policy Owner's income to the extent that it exceeds the policy's "basis" or "investment in the contract." (If there is any debt at the time of a surrender, then such debt will be treated as an amount distributed to the Owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the Policy, less the aggregate amount received previously under the Policy to the extent such amounts received were excluded from gross income. Whether partial withdrawals (or loans or other amounts deemed to be received) from the Policy constitute income to the Policy Owner depends, in part, upon whether the Policy is considered a modified endowment policy for federal income tax purposes, as described below.

MODIFIED ENDOWMENT CONTRACTS

Code Section 7702A applies an additional limit on premiums paid, the "seven-pay" test, to life insurance contracts. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules described in
Section 7702A(c). A modified endowment contract ("MEC") is a life
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20                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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insurance policy that either: (i) satisfies the Section 7702 definition of a life insurance contract, but fails the seven-pay test of Section 7702A or
(ii) is exchanged for a MEC. A policy fails the seven-pay test if the accumulated amount paid into the policy at any time during the first seven policy years (or during any later seven-year test period) exceeds the sum of the net level premiums that would have been paid up to that point if the policy provided for paid-up future benefits after the payment of seven level annual premiums. Computational rules for the seven-pay test are described in
Section 7702A(c).

A new seven-pay test and seven-year test period may be applied each time that a policy undergoes a material change, which includes an increase in the Face Amount. In addition, if there is a reduction in benefits under the policy within any seven-year test period, the seven-pay test is applied retroactively as if the policy always had the reduced benefit level from the start of the seven-year test period. Any reduction in benefits attributable to the nonpayment of premiums will not be taken into account for purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.

A policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income tax and increments in contract value are not subject to current income tax (prior to an actual or deemed receipt of some amount). However, if the contract is classified as a MEC, then withdrawals and other amounts received or deemed received from the contract will be treated first as withdrawals of income and then as a tax-free recovery of premium payments or other basis. Thus, withdrawals will be includable in income to the extent the contract value exceeds the unrecovered basis. Also, the income portion of any amount received or deemed received prior to age 59 1/2 is subject to an additional 10% penalty tax, with certain exceptions. The amount of any loan (including unpaid interest thereon) under the contract will be treated as an amount received from the contract for income tax and additional 10% penalty tax purposes. In addition, if the policy owner assigns or pledges any portion of the value of a contract (or agrees to assign or pledge any portion), then such portion will be treated as an amount received from the contract for tax purposes. The policy owner's basis in the contract is increased by the amount includable in income with respect to such assignment, pledge or loan, though it is not affected by any other aspect of the assignment, pledge or loan (including its release or repayment).

All MEC policies that are issued in the same calendar year to the same policy owner by the same insurer (or its affiliates) are treated as one MEC policy for the purpose of determining the taxable portion of any loan or other amount received or deemed received that is subject to ordinary income tax or the 10% penalty tax. The adverse income tax (and 10% penalty tax) treatment of loans or other amounts received or deemed received from a MEC affects not only those amounts received or deemed received after the date on which a policy first becomes a MEC, but also those amounts received or deemed received in anticipation of the policy becoming a MEC. Amounts received or deemed received during the 2 years prior to such initial MEC date are automatically treated as amounts received in anticipation of MEC status.

Before assigning, pledging, or requesting a loan or other amount to be received under a policy that is a MEC, a policy owner should consult a qualified tax adviser.

We have instituted procedures to monitor whether a policy may become classified as a MEC.

ESTATE, GIFT AND GENERATION SKIPPING TRANSFER TAXES

ESTATE TAX -- GENERALLY

When the Insured dies, the Death Proceeds will generally be includable in the Policy Owner's estate for purposes of federal estate tax if the last surviving Insured owned the Policy. If the Policy Owner was not the last surviving Insured, the fair market value of the Policy would be included in the Policy Owner's estate upon the Policy Owner's death. Nothing would be includable in the last surviving Insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.

GENERATION SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your Policy, or from any applicable payment, and pay it directly to the IRS.

ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repealed the federal estate tax and replaced it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repealed the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the federal estate, gift and generation skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.


During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the unified credit exemption amount. For 2004, the maximum estate tax rate is 48% and the unified credit exemption amount is $1,500,000.


The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   21
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ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

DIVERSIFICATION REQUIREMENTS

The Code requires that investments supporting your policy be adequately diversified. Code Section 817 provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a policy is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all policies subject to the diversification requirements in a manner that will maintain adequate diversification.

OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT


In order for a variable life insurance contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the policy owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes. If the policy owner is considered to be the owner of the assets for tax purposes, the policy owner will be subject to income tax on annual increases in cash value.


The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the policy owner, such as the ability to select and control investments in a separate account, will cause the policy owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable policy."


The final regulations issued under Section 817 did not provide guidance regarding investor control. However, in July 2003, the Internal Revenue Service issued two revenue rulings addressed to investor control. Revenue Ruling 2003-91 generally follows earlier rulings that say that the policy owner should not have the ability to select and control investments. Revenue Ruling 2003-92 concerns specific separate account investments that could cause the policy owner to be treated as the owner of these investments.



Despite the release of these rulings, there continues to be some uncertainty about when a policy owner is considered the owner of the assets for tax purposes. We reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of assets in the separate account.



SPLIT-DOLLAR LIFE INSURANCE ARRANGEMENTS



In September 2003 the IRS issued final regulations relating to the taxation of split-dollar insurance arrangements. The regulations generally apply to arrangements entered into (or "materially modified") after September 17, 2003. The final regulations define a "split-dollar life insurance arrangement" broadly to include (with certain exceptions) any arrangement between 2 or more parties involving a life insurance policy, where (1) one party pays any portion of the premiums and at least one party is entitled to recover any portion of the policy's premiums from the policy proceeds (e.g., as security for a loan to make a premium payment); or (2) the arrangement is entered into in connection with performance of services, and the employer (or recipient of services) pays directly or indirectly any portion of the premiums, and either (i) the employee (or service provider) has any interest in the policy's cash value or (ii) the beneficiary of any death benefit amount is designated by such service provider or is any

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22                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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person whom such service provider would reasonably be expected to designate as the beneficiary; or (3) the arrangement is entered into between a corporation and one of its shareholders, and the corporation pays directly or indirectly any portion of the policy's premiums, and either (i) the shareholder has any interest in the policy's cash value or (ii) the beneficiary of any death benefit amount is designated by such shareholder or is any person whom such shareholder would reasonably be expected to designate as the beneficiary.



The final regulations also have rules that generally designate only one party as the "owner" of such a policy for tax purposes, and then would require that the parties be taxed under one of two mutually exclusive regimes (i.e., an "economic benefit" regime or a "loan" regime), generally based on which party is this tax "owner." Under the economic benefit regime, the tax "owner" (e.g., an employer who provides an employee with rights in the policy under an endorsement to the policy) is treated generally as providing taxable economic benefits to a "non-owner," and these taxable economic benefits are defined very broadly. Under the loan regime, the tax "owner" (e.g., an employee who secures the rights of an employer to recover its premium payments or other advances with a collateral assignment of the policy) is treated generally as receiving one or more loans from a "non-owner" (e.g., for one or more premium payments on such "owner's" policy). Such a loan would be subject to rules under Code Section 7872 for loans that do not have a fair market value rate of interest. The final regulations also require that the parties fully and consistently account for all amounts under either regime, and provide for comparable or collateral rules for donor/ donee and corporations/shareholder arrangements.


Consequently, if you are currently a party to any such arrangement or are considering participating in such an arrangement, it would be advisable for you to consult with a qualified tax advisor concerning the tax treatment of such an arrangement.

FEDERAL INCOME TAX WITHHOLDING

If any amounts are (or are deemed to be) current taxable income to the Owner, such amounts will generally be subject to federal income tax withholding and reporting, pursuant to Section 3405 of the Internal Revenue Code.

NON-INDIVIDUAL OWNERS AND BUSINESS BENEFICIARIES OF POLICIES

If a policy is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity's interest deduction under Code Section 264, even where such entity's indebtedness is in no way connected to the policy. In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a policy, this policy could be treated as held by the business for purposes of the
Section 264(f) entity-holder rules. Therefore, it would be advisable to consult with a qualified tax advisor before any non-natural person is made an owner or holder of a policy, or before a business (other than a sole proprietorship) is made a beneficiary of a policy.

LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers who are U.S. Citizens or residents. Purchasers who are not U.S. citizens or residents will generally be subject to U.S. federal income withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state and foreign taxation with respect to a life insurance policy purchase.

PERFORMANCE RELATED INFORMATION
--------------------------------------------------------------------------------

The Separate Account may advertise certain performance related information concerning its Investment Divisions. Performance information about an Investment Division is based on the Investment Division's past performance only and is no indication of future performance.

Each Investment Division may include total return in advertisements, sales literature, and other promotional materials. When an Investment Division advertises its total return, it will usually be calculated for one year, three years, five years, and ten years or some other relevant periods if the Investment Division has not been in existence for at least ten years. Total return may also be calculated for the most recent fiscal quarter and for the period since underlying fund inception. Total return is measured by comparing the value of an investment in the Investment Division at the beginning of the relevant period to the value of the investment at the end of the period.

If applicable, the Investment Divisions may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure reflects the Certificate charges described below.

The Investment Division investing in the Fidelity Variable Insurance Products Money Market Portfolio may advertise yield and effective yield. The yield of an Investment Division is based upon the income earned by the Investment Division over a seven-day period and then annualized, i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly, but when annualized, the income earned by the investment is assumed to be reinvested in Division units and
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   23
--------------------------------------------------------------------------------
thus compounded in the course of a 52-week period. Yield reflects the Certificate charges described below.

Total return for an Investment Division includes deductions for the maximum sales load charge, mortality and expense risk charge, DAC tax charge, and the administrative expense charge, and is therefore lower than total return at the Portfolio level, where there are no comparable charges. The performance results do not reflect the cost of insurance or any state or local premium taxes. If these charges were included, the total return figures would be lower. Total return may also be calculated to include deductions for Separate Account charges, but not include deductions for the sales load charge, DAC tax charge or any state or local premium taxes. If reflected, the total return figures would reduce the performance quoted. Yield for an Investment Division includes all recurring charges (except sales charges) and is therefore lower than yield at the Portfolio level, where there are no comparable charges.

We may provide information on various topics to current and prospective owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), plan and trust arrangements, the advantages and disadvantages of investing in tax-advantaged and taxable instruments, current and prospective owner profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and investment alternatives, including comparisons between the Certificates and the characteristics of and market for such alternatives.

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

Hartford Life Insurance Company ("Hartford Life"), which is the parent company of Hartford Life and Annuity Insurance Company, is or may become involved in various legal actions, in the normal course of its business, in which claims for alleged economic and punitive damages have been or may be asserted, some for substantial amounts. Some of the pending litigation has been filed as purported class actions and some actions have been filed in certain jurisdictions that permit punitive damage awards that are disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, Hartford Life does not anticipate that the ultimate liability arising from potential, pending or threatened legal actions, after consideration of provisions made for estimated losses and costs of defense, will have a material adverse effect on the financial condition or operating results of Hartford Life.

On March 15, 2002, a jury in the U.S. District Court for the Eastern District of Missouri issued a verdict in Bancorp Services, LLC ("Bancorp") v. Hartford Life Insurance Company, et al. in favor of Bancorp in the amount of $118 million. The case involved claims of patent infringement, misappropriation of trade secrets, and breach of contract against Hartford Life and its affiliate International Corporate Marketing Group, Inc. ("ICMG"). The judge dismissed the patent infringement claim on summary judgment. The jury's award was based on the last two claims. On August 28, 2002, the Court entered an order awarding Bancorp prejudgment interest on the breach of contract claim in the amount of $16 million.

Hartford Life and ICMG have appealed the judgment on the trade secret and breach of contract claims. Bancorp has cross-claimed the pre-trial dismissal of its patent infringement claim. Hartford Life's management, based on the opinion of its legal advisors, believes that there is a substantial likelihood that the jury award will not survive at its current amount. Based on the advice of legal counsel regarding the potential outcome of this litigation, Hartford Life recorded an $11 million after-tax charge in the first quarter of 2002 to increase litigation reserves associated with this matter. Should Hartford Life and ICMG not succeed in eliminating or reducing the judgment, a significant additional expense would be recorded in the future related to this matter.

On March 16, 2003, a final decision and award was issued in an arbitration between Hartford Life and one of its primary reinsurers relating to policies with death benefit guarantees written from 1994 to 1999. The arbitration involved alleged breaches under the reinsurance treaties. Although Hartford Life believed that its position in this arbitration was strong, an adverse outcome could have resulted in a decrease to Hartford Life's statutory surplus and capital and could have potentially increased the death benefit costs incurred by Hartford Life in the future. Under the terms of the final decision and award, the reinsurer's reinsurance obligations to Hartford Life were not limited or reduced in any manner and, as a result, are left unchanged.

INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the financial statements of Hartford Life and Annuity Insurance Company for the periods ending December 31, 2000 and December 31, 2001 and of the Separate Account for the year ended December 31, 2001 that were audited by Arthur Andersen LLP and are included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.

24                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

GLOSSARY OF SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCUMULATION UNIT: A unit of measure we use to calculate the value of an Investment Division.

CASH SURRENDER VALUE: The Cash Value, minus Debt, minus accrued charges that we have not deducted.

CASH VALUE: The Investment Value plus the Loan Account Value.

CERTIFICATE: The form evidencing and describing your rights, benefits, and options under the Policy. The Certificate will describe, among other things,
(i) the benefits payable upon the death of the named Insured, (ii) to whom the benefits are payable and (iii) the limits and other terms of the Policy as they pertain to the Insured.

CERTIFICATE ANNIVERSARY: An anniversary of the Coverage Date.

COVERAGE DATE: The date insurance under the Certificate is effective as to an Insured and from which we determine Coverage Months and Coverage Years.

COVERAGE MONTH(S): The 1-month period and each successive 1-month period following the Coverage Date.

COVERAGE YEAR(S): The 12-month period and each successive 12-month period following the Coverage Date.

CUSTOMER SERVICE CENTER: The service area of Hartford Life and Annuity Insurance Company located at 100 Campus Drive, Suite 250, Florham Park, New Jersey 07932.

DEATH PROCEEDS: The amount that we will pay on the death of the Insured. This equals the death benefit minus any outstanding Debt plus any rider benefits payable.

DEBT: The aggregate amount of outstanding Loans, plus any interest accrued at the adjustable loan interest rate.

FACE AMOUNT: The minimum death benefit as long as the Certificate is in force. We specify the Face Amount you chose on your Certificate. We may change the Face Amount after certificate issuance on your request or due to a change in death benefit option or a partial withdrawal.

FUNDS: The underlying investment vehicles for the Separate Account. Each Fund is a registered management investment company.

HARTFORD OR US OR WE OR OUR: Hartford Life and Annuity Insurance Company.

INSURED: The person on whose life we issue the Certificate. We identify the Insured in the Certificate.

INVESTMENT DIVISION: A separate division of the Separate Account which invests exclusively in the shares of a specified Portfolio of a Fund.

INVESTMENT VALUE: The sum of the values of assets in the Investment Divisions under the Certificate.

LOAN: Any amount borrowed against the Investment Value under the Certificate.

LOAN ACCOUNT: An account in our general account, established for any amounts transferred from the Investment Divisions for requested loans. The Loan Account credits a fixed rate of interest that is not based on the investment experience of the Separate Account.

LOAN ACCOUNT VALUE: The amounts of the Investment Value transferred to (or from) our general account to secure Loans, plus interest accrued at the daily equivalent of an annual rate equal to the adjustable loan interest rate actually charged, reduced by not more than 1%.

MATURITY DATE: The date on which your Certificate matures and your Certificate terminates.

MONTHLY DEDUCTION AMOUNT: The fees and charges deducted from the Investment Value on the Processing Date.

NET PREMIUM: The amount of premium credited to the Investment Divisions.

PORTFOLIO: A division or series of a Fund that serves as the underlying investment vehicle of an Investment Division of the Separate Account. Each Investment Division purchases shares of a Portfolio of a Fund.

PROCESSING DATE(S): The day(s) on which we deduct charges from the Investment Value. The first Processing Date is the Coverage Date. There is a Processing Date each month. Later Processing Dates are on the same calendar day as the Coverage Date, or on the last day of any month which has no such calendar date.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The period between the close of business on successive Valuation Days.

VARIABLE INSURANCE AMOUNT: The Cash Value multiplied by the applicable variable insurance factor provided in the Certificate.

YOU OR YOUR: The person or legal entity designated as the owner in the enrollment form or as subsequently changed. This person or legal entity may be someone other than the Insured. You possess all rights under the Policy with respect to the Certificate.
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   25
--------------------------------------------------------------------------------

WHERE YOU CAN FIND MORE INFORMATION

You can call your representative with questions or to receive a copy of the Statement of Additional Information, free of charge, or write to us at:

       International Corporate Marketing Group
       Attn: Registered Products
       100 Campus Drive, Suite 250
       Florham Park, NJ 07932

The Statement of Additional Information contains more information about this life insurance policy. Like this prospectus, it is filed with the Securities and Exchange Commission. You should read the Statement of Additional Information because you are bound by the terms contained in it. You can contact your representative for a personalized illustration of policy fees and charges, free of charge.

We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room located at 450 Fifth Street, NW, Washington, DC 20549-0102. Please call the SEC at 202-942-8090 for further information. Copies of reports or other information filed with the SEC may be obtained, upon payment of a duplicating fee, by writing the SEC's Public Reference Section. Our SEC filings are also available to the public at the SEC's website at http://www.sec.gov.

811-07387

                                    PART B

STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

THE ONE-REGISTERED TRADEMARK- PROVIDER-SM-
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus. To obtain a prospectus, call us at 1-800-854-3384.


DATE OF PROSPECTUS: MAY 3, 2004
DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 3, 2004

2                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                         PAGE
                                                                         ----
 GENERAL INFORMATION AND HISTORY                                          3
 ----------------------------------------------------------------------------
 SERVICES                                                                 3
 ----------------------------------------------------------------------------
 EXPERTS                                                                  3
 ----------------------------------------------------------------------------
 DISTRIBUTION OF THE POLICIES                                             3
 ----------------------------------------------------------------------------
 ADDITIONAL INFORMATION ABOUT CHARGES                                     4
 ----------------------------------------------------------------------------
 PERFORMANCE DATA                                                         5
 ----------------------------------------------------------------------------
 FINANCIAL STATEMENTS                                                    SA-1
 ----------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION                                            3
--------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY ("HARTFORD") -- Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999.

Hartford Life and Annuity Insurance Company is controlled by Hartford Life Insurance Company, which is controlled by Hartford Life & Accident Insurance Company, which is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE was established as a separate account under Connecticut law on October 9, 1995. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES
--------------------------------------------------------------------------------

SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Investment Divisions.

EXPERTS
--------------------------------------------------------------------------------


The statutory basis balance sheets of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2003 and 2002, and the related statutory basis statements of income, changes in stockholders' equity and cash flows for each of the two years in the period ended December 31, 2003 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report dated March 26, 2004 and the statements of assets and liabilities of Hartford Life and Annuity Insurance Company ICMG Registered Variable Life Separate Account One (the "Account") as of December 31, 2003, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years ended December 31, 2003 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report dated February 25, 2004, which are both included in this Statement of Additional Information and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.



The statutory basis statement of income, changes in stockholders' equity and cash flows of Hartford Life and Annuity Insurance Company for the year ended December 31, 2001 included in this registration statement were audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said report. Reference is made to the report on the statutory basis financial statements of Hartford Life and Annuity Insurance Company which states that the statutory basis financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with accounting principles generally accepted in the United States of America.



We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the statutory basis statement of income, changes in stockholders' equity and cash flows of Hartford Life and Annuity Insurance Company for the year ended December 31, 2001 that were audited by Arthur Andersen LLP and are included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under
Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its report included herein.

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

DISTRIBUTION OF THE POLICIES

Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the Certificates and will offer the Policies on a continuous basis. HESCO is an affiliate of Hartford. Both HESCO and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").

The Policies will be sold by salespersons who represent Hartford as insurance agents and who are registered representatives of HESCO or certain other registered broker-dealers who have entered into distribution agreements with HESCO.


The maximum sales commission payable to Hartford agents, independent registered insurance brokers, and other registered broker-dealers is 20% of the premiums paid. Additionally, expense allowances, service fees and asset-based trail commissions may be paid. A sales representative may be required to return all or a portion of the commissions paid if a Certificate terminates prior to the Certificate's second Certificate Anniversary. Hartford currently pays HESCO underwriting commissions for its role as Principal Underwriter of all policies associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HESCO in its role as Principal Underwriter has been: 2003: $1,339,101; 2002: $137,604; 2001: $924,728.


Broker-dealers or financial institutions are compensated according to a schedule set forth by HESCO and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments. This compensation is usually paid from the sales charges described in the Prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HESCO, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or other financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for broker-dealers or financial institutions, will be made by HESCO, its affiliates or Hartford out of their assets and will not effect the amounts paid by the policy owners or contract owners to purchase, hold or surrender variable insurance products.

ADDITIONAL INFORMATION ABOUT CHARGES
--------------------------------------------------------------------------------

SALES CHARGE -- The Current sales charge is 6.75% of any premium paid for Coverage Years 1 through 7 and 4.75% of any premium paid in Coverage Years 8 and later. The maximum sales charge is 9% of any premium paid in Coverage Years 1 through 7 and 7% of any premium paid in Coverage Years 8 and later.

Sales charges cover the expenses related to the sale and distribution of the Certificates.

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain of the charges and deductions described above (including, sales load, mortality and expense risk charge, cost of insurance charge and administrative charge) may be reduced for certain sales of the Certificates. To qualify for this reduction, a plan must satisfy certain criteria as to, for example, the expected number of owners and the anticipated Face Amount of all Certificates under the plan. Generally, the sales contacts and effort and administrative costs per Certificate vary based on such factors as the size of the plan, the purpose for which the Certificates are purchased and certain characteristics of the plan's members. From time to time, we may modify on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected Certificate Owners invested in ICMG Registered Variable Life Separate Account One.

UNDERWRITING PROCEDURES -- To purchase a Certificate you must submit an enrollment form to us. Within limits, you may choose the initial Premium and the initial Face Amount. Certificates generally will be issued only on the lives of insureds ages 79 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an enrollment form for any reason. No change in the terms or conditions of a Certificate will be made without your consent.

The cost of insurance charge is to cover our anticipated mortality costs. We use various underwriting procedures, including medical underwriting procedures, depending on the characteristics of the group to which the Policies are issued. The current cost of insurance rates for standard risks may be equal to or less than the 1980 Commissioners Standard Ordinary Mortality Table. Substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Mortality Table. The multiple will be based on the Insured's risk class. The use of simplified underwriting and guaranteed issue procedures may result in the cost of insurance charges being higher for some individuals than if medical underwriting procedures were used.

Cost of insurance rates are based on the age, sex (except where unisex rates apply), and rate class of the Insured and group mortality characteristics and the particular characteristics (such as the rate class structure) under the Policy that are agreed to by Hartford and the employer. The actual monthly cost of insurance rates will be based on our expectations as to future experience. We will determine the cost of insurance rate at the start of each Coverage Year. Any changes in the cost of insurance rate will be made uniformly for all Insureds in the same risk class.

The rate class of an Insured affects the cost of insurance rate. Hartford and the employer will agree to the number of classes

STATEMENT OF ADDITIONAL INFORMATION                                            5
--------------------------------------------------------------------------------
and characteristics of each class. The classes may vary by smokers and nonsmokers, active and retired status, preferred and standard, and/or any other nondiscriminatory classes agreed to by the employer. Where smoker and non-smoker divisions are provided, an Insured who is in the nonsmoker division of a rate class will have a lower cost of insurance than an Insured in the smoker division of the same rate class, even if each Insured has an identical Certificate.

Because the Cash Value and the Death Benefit Amount under a Certificate may vary from month to month, the cost of insurance charge may also vary on each Processing Date.

INCREASES IN FACE AMOUNT -- At any time after purchasing a Certificate, You may request In Writing to change the Face Amount. In most cases, the minimum Face Amount of the Certificate is $50,000.

All requests to increase the Face Amount must be applied for on a new enrollment form. All requests will be subject to evidence of insurability satisfactory to Us and subject to Our rules then in effect. Any increase approved by Us will be effective on the Processing Date following the date We approve the request. The Monthly Deduction Amount on the first Processing Date on or after the effective date of the increase will increase as a result of the increase in Face Amount. We reserve the right to limit the number of increases made under the Certificate to not more than one in any 12 month period.

PERFORMANCE DATA
--------------------------------------------------------------------------------

Hartford may advertise the performance history of the underlying Funds of the Certificate. Performance history is based on the Funds' past performance only and is no indication of future performance.

The performance history of the underlying Funds includes deductions for the total fund operating expenses of the Funds. The performance information does not include any charges or fees that are deducted from your Certificate. These are charges and fees such as the sales charge, premium tax charge, deferred acquisition cost tax charge, partial withdrawal fee, cost of insurance charges, mortality and expense risk charge, administrative charge, and rider charges. Some of these charges vary depending on your age, gender, face amount, underwriting class, premiums, policy duration, and account value. All of these Certificate charges will have a significant impact on your Certificate's account value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your Certificate's performance, you should obtain a personalized illustration based on historical Fund performance from your representative.


Performance history of the underlying Funds is measured by comparing the value of the Fund at the beginning of the period to the value of the Fund at the end of the period. Performance is usually calculated for periods of quarterly, year-to-date, one year, three years, five years, ten years, and since the inception date of the Fund if the Fund has existed for more than ten years.

                                    PART A

WELLS FARGO NON-QUALIFIED SELECT-SM-
GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
100 CAMPUS DRIVE, SUITE 250
FLORHAM PARK, NJ 07932                                                            [THE HARTFORD]
TELEPHONE: (800) 854-3384                                                                 [LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This Prospectus describes information you should know before you enroll for coverage under the Wells Fargo NON-QUALIFIED SELECT-SM- group flexible premium variable life insurance policy. Please read it carefully.

The Wells Fargo NON-QUALIFIED SELECT-SM- group flexible premium variable life insurance policy is a contract issued by Hartford Life and Annuity Insurance Company to an employer, a trust sponsored by an employer or an employer sponsored program. We will issue you a certificate of insurance that describes your rights, benefits, obligations and options under the group policy, including your payment of premiums and our payment of a death benefit to your beneficiaries. Your certificate is:

x Flexible premium, because you have options when selecting the timing and amounts of your premium payments.

x Variable, because the value of your life insurance coverage may fluctuate with the performance of the underlying Portfolio(s).
--------------------------------------------------------------------------------

After you enroll, you allocate your payments to separate divisions of our separate account, known as Investment Divisions. The current Investment Divisions available are:



                     INVESTMENT DIVISION                                     PURCHASES SHARES OF:
  AIM V.I. Core Equity Investment Division                    Series I shares of the AIM V.I. Core Equity Fund
  AIM V.I. Diversified Income Investment Division             Series I shares of the AIM V.I. Diversified Income
                                                              Fund
  AIM V.I. Growth Investment Division                         Series I shares of the AIM V.I. Growth Fund
  AIM V.I. Premier Equity Investment Division                 Series I shares of the AIM V.I. Premier Equity
                                                              Fund
  American Century VP Balanced Investment Division            Class I of the American Century VP Balanced Fund
  American Century VP International Investment Division       Class I of the American Century VP International
                                                              Fund
  Dreyfus Investment Portfolios -- Core Bond Investment       Initial shares of the Dreyfus Investment
  Division                                                    Portfolios -- Core Bond Portfolio
  Dreyfus Variable Investment Fund -- Developing Leaders      Initial shares of the Dreyfus Variable Investment
  Investment Division                                         Fund -- Developing Leaders Portfolio
  Fidelity Variable Insurance Products Asset                  Service Class 2 of the Asset
  Manager-Growth-Registered Trademark-Investment Division     Manager-Growth-Registered Trademark- Portfolio of
                                                              the Fidelity Variable Insurance Products
  Fidelity Variable Insurance Products Equity-Income          Service Class 2 of the Equity-Income Portfolio of
  Investment Division                                         the Fidelity Variable Insurance Products
  Fidelity Variable Insurance Products Growth Investment      Service Class 2 of the Growth Portfolio of the
  Division                                                    Fidelity Variable Insurance Products
  Fidelity Variable Insurance Products Index 500 Investment   Service Class 2 of the Index 500 Portfolio of the
  Division                                                    Fidelity Variable Insurance Products
  Hartford Advisers Investment Division                       Class IA of Hartford Advisers HLS Fund
  Hartford Bond Investment Division                           Class IA of Hartford Bond HLS Fund
  Hartford Capital Appreciation Investment Division           Class IA of Hartford Capital Appreciation HLS Fund


                     INVESTMENT DIVISION                                     PURCHASES SHARES OF:
  Hartford Stock Investment Division                          Class IA of Hartford Stock HLS Fund
  Janus Aspen Mid Cap Growth Investment Division              Service Shares of the Mid Cap Growth Portfolio of
                                                              the Janus Aspen Series
  Janus Aspen Balanced Investment Division                    Service Shares of the Balanced Portfolio of the
                                                              Janus Aspen Series
  Janus Aspen Growth and Income Investment Division           Service Shares of the Growth and Income Portfolio
                                                              of the Janus Aspen Series
  Janus Aspen International Growth Investment Division        Service Shares of the International Growth
                                                              Portfolio of the Janus Aspen Series
  Janus Aspen Worldwide Growth Investment Division            Service Shares of the Worldwide Growth Portfolio
                                                              of the Janus Aspen Series
  Janus Aspen Flexible Income Investment Division             Service Shares of the Flexible Income Portfolio of
                                                              the Janus Aspen Series
  MFS Emerging Growth Investment Division                     Initial Class of the MFS-Registered Trademark-
                                                              Emerging Growth Series of the MFS-Registered
                                                              Trademark- Variable Insurance Trust-SM-
  MFS Capital Opportunities Investment Division               Initial Class of the MFS-Registered Trademark-
                                                              Capital Opportunities Series of the MFS-Registered
                                                              Trademark- Variable Insurance Trust-SM-
  MFS Utilities Investment Division                           Initial Class of the MFS-Registered Trademark-
                                                              Utilities Series of the MFS-Registered Trademark-
                                                              Variable Insurance Trust-SM-
  MFS High Income Investment Division                         Initial Class of the MFS-Registered Trademark-
                                                              High Income Series of the MFS-Registered
                                                              Trademark-Variable Insurance Trust-SM-
  MFS Strategic Income Investment Division                    Initial Class of the MFS-Registered Trademark-
                                                              Strategic Income Series of the MFS-Registered
                                                              Trademark- Variable Insurance Trust-SM-
  Wells Fargo Variable Trust Asset Allocation Investment      Wells Fargo Variable Trust Asset Allocation Fund
  Division
  Wells Fargo Variable Trust Total Return Bond Investment     Wells Fargo Variable Trust Total Return Bond Fund
  Division
  Wells Fargo Variable Trust Equity Income Investment         Wells Fargo Variable Trust Equity Income Fund
  Division
  Wells Fargo Variable Trust Equity Value Investment          Wells Fargo Variable Trust Equity Value Fund
  Division
  Wells Fargo Variable Trust Growth Investment Division       Wells Fargo Variable Trust Growth Fund
  Wells Fargo Variable Trust Large Company Growth Investment  Wells Fargo Variable Trust Large Company Growth
  Division                                                    Fund
  Wells Fargo Variable Trust Money Market Investment          Wells Fargo Variable Trust Money Market Fund
  Division
  Wells Fargo Variable Trust Small Cap Growth Investment      Wells Fargo Variable Trust Small Cap Growth Fund
  Division


If you decide to enroll for coverage under this group life insurance policy, you should keep this Prospectus for your records.

The Hartford and Wells Fargo prospectuses included in this Wells Fargo NON-QUALIFIED SELECT-SM- Prospectus contain information relating to all of the Funds they offer. Not all of the Funds in the Hartford and Wells Fargo prospectuses are available to you. Please review this Wells Fargo NON-QUALIFIED SELECT-SM- product prospectus for details regarding available Funds.

Although we file this Prospectus with the Securities and Exchange Commission, the Commission doesn't approve or disapprove these securities or determine if the information is truthful or complete. Anyone who represents that the Securities and Exchange Commission does these things may be guilty of a criminal offense.

This Prospectus can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).
--------------------------------------------------------------------------------

PROSPECTUS DATED: MAY 3, 2004

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    3
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                PAGE
----------------------------------------------------------------------
SUMMARY OF BENEFITS AND RISKS                                     4
----------------------------------------------------------------------
FEE TABLES                                                        5
----------------------------------------------------------------------
ABOUT US                                                          9
----------------------------------------------------------------------
  Hartford Life and Annuity Insurance Company                     9
----------------------------------------------------------------------
  ICMG Registered Variable Life Separate Account One              9
----------------------------------------------------------------------
  The Funds                                                       9
----------------------------------------------------------------------
CHARGES AND DEDUCTIONS                                           11
----------------------------------------------------------------------
YOUR CERTIFICATE                                                 12
----------------------------------------------------------------------
PREMIUMS                                                         13
----------------------------------------------------------------------
DEATH BENEFITS AND POLICY VALUES                                 14
----------------------------------------------------------------------
MAKING WITHDRAWALS FROM THE CERTIFICATE                          16
----------------------------------------------------------------------
TRANSFERS AMONG INVESTMENT DIVISIONS                             16
----------------------------------------------------------------------
LOANS                                                            18
----------------------------------------------------------------------
LAPSE AND REINSTATEMENT                                          18
----------------------------------------------------------------------
TERMINATION OF POLICY                                            19
----------------------------------------------------------------------
CONTRACT LIMITATIONS                                             19
----------------------------------------------------------------------
CHANGES TO CONTRACT OR SEPARATE ACCOUNT                          19
----------------------------------------------------------------------
SUPPLEMENTAL BENEFITS                                            20
----------------------------------------------------------------------
OTHER MATTERS                                                    20
----------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                       21
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                  24
----------------------------------------------------------------------
LEGAL PROCEEDINGS                                                25
----------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                        27
----------------------------------------------------------------------
WHERE YOU CAN FIND MORE INFORMATION                              28
----------------------------------------------------------------------

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

SUMMARY OF BENEFITS AND RISKS

BENEFITS OF YOUR POLICY

FLEXIBILITY -- We designed the policy to be flexible to meet your specific life insurance needs. You have the flexibility to choose death benefit options, investment options, and premiums you pay.

DEATH BENEFIT -- We will pay a death benefit to your beneficiary if the Insured dies while the Certificate is in force. You select one of two death benefit options. These options are:

 -  Option A -- Under Option A the death benefit is equal to the larger of:

   - The Face Amount; and

   - The Variable Insurance Amount.

 -  Option B -- Under Option B the death benefit is equal to the larger of:

   - The Face Amount plus the Cash Value; and

   - The Variable Insurance Amount.

We reduce the death benefit by any money you owe us, such as outstanding Loans or Loan interest. You may change your death benefit option under certain circumstances. You may also increase or decrease the Face Amount on your Certificate under certain circumstances.


INVESTMENT OPTIONS -- You may invest in up to 20 different Investment Divisions, from a choice of 35 Investment Divisions available under your Certificate. You may transfer money among the Investment Divisions, subject to restrictions.


PREMIUM PAYMENTS -- You have the flexibility to choose when and in what amounts you pay premiums.

RIGHT TO EXAMINE YOUR CERTIFICATE -- For 10 days after you receive your Certificate, you may cancel it without paying a sales charge. Some states provide a longer examination period.

WITHDRAWALS -- You may withdraw all or part of amounts available under your Certificate, subject to certain limitations.

LOANS -- You may take a Loan under the Certificate. The Certificate secures the Loan.

PAYMENT OPTIONS -- Your beneficiary may choose to receive the proceeds due under the Certificate,

- in a lump sum; or

- over a period of time by using one of several payment options.

DOLLAR COST AVERAGING -- You may elect to allocate your Net Premiums among the Investment Divisions using the dollar cost averaging option program. The main objective of this program is to minimize the impact of short-term price fluctuations to allow you to take advantage of market fluctuations.

ASSET REBALANCING -- You may elect to have us automatically reallocate Investment Value periodically in order to maintain a particular percentage allocation among the Investment Divisions that you selected ("Asset Rebalancing"). The Investment Value held in each Investment Division will increase or decrease in value at different rates during the relevant period. Asset Rebalancing is intended to reallocate Investment Value from those Investment Divisions that have increased in value to those that have decreased in value.

RISKS OF YOUR POLICY

INVESTMENT PERFORMANCE -- The value of your Certificate will fluctuate with the performance of its Investment Divisions. Your investment options may decline in value, or they may not perform to your expectations. We do not guarantee your Investment Value in the Investment Divisions. The Certificate is not intended to be a short-term savings vehicle. You should read the prospectuses for the Funds for information about the risks of each investment option.

TERMINATION --

- CERTIFICATE -- Your Certificate could terminate if the Cash Surrender Value becomes too low to pay the charges due under the Certificate. If this occurs, Hartford will notify you in writing. You will then have sixty-one (61) days to pay additional amounts to prevent the Certificate from terminating.

- POLICY -- Hartford or the employer may terminate participation in the Policy. The party terminating the Policy must provide you with a notice of the termination, at your last known address, at least fifteen (15) days prior to the date of termination.

PARTIAL WITHDRAWAL LIMITATIONS -- We limit you to twelve (12) partial withdrawals per Coverage Year. These withdrawals will reduce your Cash Surrender Value, may reduce your death benefit, and may be subject to a processing charge.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among the Investment Divisions.

LOANS -- Taking a Loan under your Certificate may increase the risk that your Certificate will lapse, may have a permanent effect on your Investment Value, and may reduce the Death Proceeds.

ADVERSE TAX CONSEQUENCES -- You may be subject to income tax if you receive any Loans, withdrawals or other amounts under the Certificate. You may also be subject to a 10% penalty tax. There could be significant adverse tax consequences if the Certificate should lapse or be surrendered when there are loans outstanding.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
--------------------------------------------------------------------------------

FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Certificate. The first table describes the maximum fees and expenses that you will pay at the time that you buy the Certificate, surrender the Certificate, or transfer Investment Value between investment options.

MAXIMUM TRANSACTION FEES


                 CHARGE                            WHEN CHARGE IS DEDUCTED                        AMOUNT DEDUCTED
Sales Charge (1)                           When you pay premium.                      9% of the premium paid.
Premium Tax Charge                         When you pay premium.                      Generally, between 0% and 4% of any
                                                                                      premium you pay. The percentage we
                                                                                      deduct will vary by locale depending on
                                                                                      the tax rates in effect there.
Deferred Acquisition Cost Tax Charge       When you pay premium.                      1.25% of each premium you pay. We will
                                                                                      adjust the charge based on changes in
                                                                                      the applicable tax law.
Transfer Fees                              When you make a transfer after the 12th    $50 per transfer.
                                           transfer in any Coverage Year.
Partial Withdrawal Fee                     When you take a withdrawal.                $25 per partial withdrawal.

     (1) The current front end sales load charged as a percentage of the premium paid depending on the Policy Year in which the premium payment was made is:


POLICY YEAR    CURRENT PERCENTAGE    MAXIMUM PERCENTAGE
   1-7              6.75%                    9%
    8+              4.75%                    7%

The next table describes the MAXIMUM fees and expenses that you will pay periodically, not including Fund fees and expenses.

MAXIMUM ANNUAL CHARGES OTHER THAN FUND OPERATING EXPENSES


                 CHARGE                            WHEN CHARGE IS DEDUCTED                        AMOUNT DEDUCTED
Cost of Insurance Charges (1)              Monthly.                                   Minimum Charge
                                                                                      $0.16 per $1,000 of the net amount at
                                                                                      risk for a 20-year-old female medically
                                                                                      insured preferred non-smoker in the
                                                                                      first year.
                                                                                      Maximum Charge
                                                                                      $329.96 per $1,000 of the net amount at
                                                                                      risk for a 95-year-old male in the first
                                                                                      year.
                                                                                      Charge for representative insureds
                                                                                      $0.53 per $1,000 of the net amount at
                                                                                      risk for a 45-year-old male medically
                                                                                      insured standard non-smoker in the first
                                                                                      year.
Mortality and Expense Risk Charge          Daily.                                     On an annual basis, .65% of the value of
                                                                                      each Investment Division's assets.
Administrative Charge                      Monthly.                                   $10 per Coverage Month.
Rider Charges                              Monthly.                                   Currently no rider charges for this
                                                                                      product.
Loan Interest Rate                         Monthly if you have taken a loan on your   The maximum adjustable loan interest
                                           Certificate.                               rate is the greater of:
                                                                                      - 5%; and
                                                                                      - the Published Monthly Average for the
                                                                                      calendar month two (2) months prior to
                                                                                        the date on which we determine the
                                                                                        adjustable loan interest rate. (2)

     (1) This charge varies based on individual characteristics. The charge shown may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial advisor for personal illustration.

     (2) The Published Monthly Average means the "Moody's Corporate Bond Yield Average -- Monthly Average Corporate" as published by Moody's Investor's Service, Inc. or any successor to that service. If that monthly average is no longer published, a substitute average will be used.

The next two tables describe the Fund fees and expenses that you will pay periodically during the time that you own the Certificate. The first table shows the minimum and maximum total annual fund operating expenses charged by any of the Funds. The second table shows the actual fees and expenses charged by each Fund for the end of the last fiscal year. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

                         ANNUAL FUND OPERATING EXPENSES
                 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


                                                                                       MINIMUM  MAXIMUM
-------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                    0.49%    1.34%
-------------------------------------------------------------------------------------------------------

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                         Annual Fund Operating Expenses
                       as of Each Fund's Fiscal Year End
                        (as a percentage of net assets)



                                                                                     TOTAL ANNUAL
                                                                                         FUND
                                                                                      OPERATING
                                                            12B-1                  EXPENSES (BEFORE                        NET
                                                         DISTRIBUTION              CONTRACTUAL FEE    CONTRACTUAL FEE    ANNUAL
                                                            AND/OR                    WAIVERS OR        WAIVERS OR        FUND
                                          MANAGEMENT      SERVICING      OTHER         EXPENSE            EXPENSE       OPERATING
                                             FEES            FEES       EXPENSES   REIMBURSEMENTS)    REIMBURSEMENTS    EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund: Series I
  Shares                                     0.61%           N/A         0.20%          0.81%               N/A           0.81%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Diversified Income Fund:
  Series I Shares                            0.60%           N/A         0.35%          0.95%               N/A           0.95%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund: Series I
  Shares (1)                                 0.63%           N/A         0.27%          0.90%               N/A           0.90%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund: Series I
  Shares                                     0.61%           N/A         0.24%          0.85%               N/A           0.85%
---------------------------------------------------------------------------------------------------------------------------------
American Century VP Balanced Fund:
  Class I (2)                                0.90%           N/A         0.00%          0.90%               N/A           0.90%
---------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund:
  Class I (2)                                1.33%           N/A         0.01%          1.34%               N/A           1.34%
---------------------------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios -- Core
  Bond Portfolio: Initial Shares (3)         0.60%           N/A         0.12%          0.72%               N/A           0.72%
---------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund --
  Developing Leaders Portfolio: Initial
  Shares (3)                                 0.75%           N/A         0.07%          0.82%               N/A           0.82%
---------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products
  Asset Manager-Growth-Registered
  Trademark- Portfolio: Service
  Class 2 (4)                                0.58%          0.25%        0.22%          1.05%               N/A           1.05%
---------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products
  Equity-Income Portfolio: Service
  Class 2 (4)                                0.48%          0.25%        0.09%          0.82%               N/A           0.82%
---------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products
  Growth Portfolio: Service Class 2 (5)      0.58%          0.25%        0.09%          0.92%               N/A           0.92%
---------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products
  Index 500 Portfolio: Service
  Class 2 (6)                                0.24%          0.25%        0.11%          0.60%               N/A           0.60%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund: Class IA         0.63%           N/A         0.04%          0.67%               N/A           0.67%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund: Class IA             0.47%           N/A         0.03%          0.50%               N/A           0.50%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund:
  Class IA                                   0.64%           N/A         0.05%          0.69%               N/A           0.69%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund: Class IA            0.46%           N/A         0.03%          0.49%               N/A           0.49%
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Mid Cap Growth Portfolio:
  Service Shares (7)                         0.65%          0.25%        0.02%          0.92%               N/A           0.92%
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio: Service
  Shares (7)                                 0.65%          0.25%        0.02%          0.92%               N/A           0.92%
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth and Income
  Portfolio: Service Shares (7)              0.65%          0.25%        0.20%          1.10%               N/A           1.10%
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen International Growth
  Portfolio: Service Shares (7)              0.65%          0.25%        0.11%          1.01%               N/A           1.01%
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio:
  Service Shares (7)                         0.65%          0.25%        0.06%          0.96%               N/A           0.96%
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio:
  Service Shares (7)                         0.60%          0.25%        0.04%          0.89%               N/A           0.89%
---------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series: Initial
  Class (8)                                  0.75%           N/A         0.12%          0.87%               N/A           0.87%
---------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
--------------------------------------------------------------------------------


                                                                                     TOTAL ANNUAL
                                                                                         FUND
                                                                                      OPERATING
                                                            12B-1                  EXPENSES (BEFORE                        NET
                                                         DISTRIBUTION              CONTRACTUAL FEE    CONTRACTUAL FEE    ANNUAL
                                                            AND/OR                    WAIVERS OR        WAIVERS OR        FUND
                                          MANAGEMENT      SERVICING      OTHER         EXPENSE            EXPENSE       OPERATING
                                             FEES            FEES       EXPENSES   REIMBURSEMENTS)    REIMBURSEMENTS    EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
MFS Capital Opportunities Series:
  Initial Class (8)(9)(10)                   0.75%           N/A         0.19%          0.94%              0.04%          0.90%
---------------------------------------------------------------------------------------------------------------------------------
MFS Utilities Series: Initial
  Class (8)                                  0.75%           N/A         0.17%          0.92%               N/A           0.92%
---------------------------------------------------------------------------------------------------------------------------------
MFS High Income Series: Initial
  Class (8)(9)(10)                           0.75%           N/A         0.15%          0.90%               N/A           0.90%
---------------------------------------------------------------------------------------------------------------------------------
MFS Strategic Income Series: Initial
  Class (8)(9)(10)                           0.75%           N/A         0.36%          1.11%              0.21%          0.90%
---------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust Asset
  Allocation Fund (11)                       0.55%          0.25%        0.22%          1.02%              0.02%          1.00%
---------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust Total Return
  Bond Fund (11)                             0.45%          0.25%        0.27%          0.97%              0.07%          0.90%
---------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust Equity
  Income Fund (11)                           0.55%          0.25%        0.26%          1.06%              0.06%          1.00%
---------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust Equity Value
  Fund (11)                                  0.55%          0.25%        0.40%          1.20%              0.20%          1.00%
---------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust Growth
  Fund (11)                                  0.55%          0.25%        0.33%          1.13%              0.13%          1.00%
---------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust Large
  Company Growth Fund (11)                   0.55%          0.25%        0.26%          1.06%              0.06%          1.00%
---------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust Money Market
  Fund (11)                                  0.40%          0.25%        0.24%          0.89%              0.14%          0.75%
---------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust Small Cap
  Growth Fund (11)                           0.75%          0.25%        0.25%          1.25%              0.05%          1.20%
---------------------------------------------------------------------------------------------------------------------------------



(1) As a result of a reorganization of another Fund into the Fund, which occurred on April 30, 2004, the Fund's Total Annual Operating Expenses have been restated to reflect current expenses.



(2) This fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as the fund's assets increase.



(3) These expenses are for the year ended December 31, 2003. Actual future expenses of the portfolio may be greater or less than those shown in the fund expense chart.



(4) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 1.04% for the Asset Manager-Growth Portfolio and 0.81% for the Equity Income Portfolio. These offsets may be discontinued at any time.



(5) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. Including this reduction, the total class operating expenses would have been 0.89%. These offsets may be discontinued at any time.



(6) Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including this reduction, the total class operating expenses would have been 0.53%. These offsets may be discontinued at any time.



(7) Expenses are based upon expenses for the year ended December 31, 2003. All expenses are shown without the effect of any expense offset arrangements.



(8) Each series has an expense offset arrangement, which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these fee reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, Total Operating Expenses would have been lower for certain series and would equal:



                                                                                  OTHER     TOTAL OPERATING
                                                   MANAGEMENT FEE   12B-1 FEES   EXPENSES      EXPENSES
-----------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series: Initial Class               0.75%          N/A        0.11%          0.86%
MFS Utilities Series: Initial Class                     0.75%          N/A        0.16%          0.91%
-----------------------------------------------------------------------------------------------------------

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


(9) MFS has contractually agreed through at least April 30, 2005, subject to reimbursement, to bear the series' expenses such that "Other Expenses" (after taking into account the expense offset and brokerage arrangements described above), do not exceed 0.15% annually for each series. (Note that the High Income Series' "Other Expenses" are currently at or below 0.15% and the series is reimbursing MFS). This contractual fee arrangement may not be changed without approval of the Board of Trustees which oversees the Series.



(10) The reimbursement agreement will terminate on the earlier of December 31, 2004 or such date as all expenses previously borne by MFS under agreement have been paid by the series.



(11) The adviser has committed through April 30th, 2005 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown.

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
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ABOUT US

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS


                                     EFFECTIVE DATE
           RATING AGENCY               OF RATING       RATING               BASIS OF RATING
-----------------------------------------------------------------------------------------------------
 A.M. Best and Company, Inc.             7/17/03      A+          Financial strength
-----------------------------------------------------------------------------------------------------
 Standard & Poor's                      12/01/03     AA-          Financial security characteristics
-----------------------------------------------------------------------------------------------------
 Fitch                                   1/09/04     AA           Claims paying ability
-----------------------------------------------------------------------------------------------------


ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE

The Investment Divisions are separate divisions of our separate account, called ICMG Registered Variable Life Separate Account One (the "Separate Account"). The Separate Account exists to keep your life insurance policy assets separate from our company assets. As such, the investment performance of the Separate Account is independent from the investment performance of our other assets. We use our other assets to pay our insurance obligations under the Policy. We hold your assets in the Separate Account exclusively for your benefit and we may not use them for any other liability of ours.


The Separate Account has 35 Investment Divisions dedicated to the Policies. Each of these Investment Divisions invests solely in a corresponding Portfolio of the Funds. You choose the Investment Divisions that meet your investment style. We may establish additional Investment Divisions at our discretion. The Separate Account may include other Investment Divisions that will not be available under the Policy.


THE FUNDS

The Funds sell shares of the Portfolios to the Separate Account. The Portfolios are set up exclusively for variable annuity and variable life insurance products. The Portfolios are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. However, they may have similar investment strategies and the same portfolio managers as retail mutual funds.

We do not guarantee the investment results of any of the Portfolios. Since each Portfolio has different investment objectives, each is subject to different risks. The prospectuses for the Funds and the Funds' Statement of Additional Information describe these risks and the Portfolio's expenses. We have included the Funds' prospectuses in this Prospectus.

The following Portfolios are available under your Certificate:

AIM V.I. CORE EQUITY FUND: SERIES I SHARES -- Seeks growth of capital.


AIM V.I. DIVERSIFIED INCOME FUND: SERIES I SHARES -- Seeks to achieve a high level of current income.



AIM V.I. GROWTH FUND: SERIES I SHARES -- Seeks growth of capital.


AIM V.I. PREMIER EQUITY FUND: SERIES I SHARES -- Seeks long-term growth of capital. Income is a secondary objective.

AMERICAN CENTURY VP BALANCED FUND: CLASS I -- Seeks long-term growth and current income by investing in equity securities, bonds and other fixed-income securities.

AMERICAN CENTURY VP INTERNATIONAL FUND: CLASS I -- Seeks capital growth.

DREYFUS INVESTMENT PORTFOLIOS -- CORE BOND PORTFOLIO: INITIAL SHARES -- Seeks to maximize total return through capital appreciation and current income. To pursue this goal, the portfolio invests at least 80% of its assets in bonds.


DREYFUS VARIABLE INVESTMENT FUND -- DEVELOPING LEADERS PORTFOLIO: INITIAL
SHARES -- Seeks capital growth. To pursue this goal, the portfolio normally invests at least 80% of its assets in the stocks of companies Dreyfus believes to be developing leaders: companies characterized by new or innovative products, services or processes having the potential to enhance earnings or revenue growth.


FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE PRODUCTS ASSET MANAGER-GROWTH-REGISTERED TRADEMARK- PORTFOLIO: SERVICE CLASS 2 -- Seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments.


FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE PRODUCTS EQUITY-INCOME
PORTFOLIO: SERVICE CLASS 2 -- Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500(SM) Index (S&P 500-Registered Trademark-).


FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE PRODUCTS GROWTH PORTFOLIO:
SERVICE CLASS 2 -- Seeks to achieve capital appreciation.

FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE PRODUCTS INDEX 500 PORTFOLIO:
SERVICE CLASS 2 -- Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500(SM) Index (S&P 500-Registered Trademark-).

HARTFORD ADVISERS HLS FUND: CLASS IA -- Seeks maximum long-term total return.

HARTFORD BOND HLS FUND: CLASS IA -- Seeks a high level of current income, consistent with a competitive total return, as
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10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
compared to bond funds with similar investment objectives and policies.

HARTFORD CAPITAL APPRECIATION HLS FUND: CLASS IA -- Seeks growth of capital.

HARTFORD STOCK HLS FUND: CLASS IA -- Seeks long-term growth of capital, with income as a secondary consideration.


JANUS ASPEN MID CAP GROWTH PORTFOLIO: SERVICE SHARES -- Seeks long-term growth of capital.


JANUS ASPEN BALANCED PORTFOLIO: SERVICE SHARES -- Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

JANUS ASPEN GROWTH AND INCOME PORTFOLIO: SERVICE SHARES -- Seeks long-term capital growth and current income.

JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES -- Seeks long-term growth of capital.

JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO: SERVICE SHARES -- Seeks long-term growth of capital in a manner consistent with the preservation of capital.

JANUS ASPEN FLEXIBLE INCOME PORTFOLIO: SERVICE SHARES -- Seeks to obtain maximum total return, consistent with preservation of capital.

MFS EMERGING GROWTH SERIES: INITIAL CLASS -- Seeks to provide long-term growth of capital.

MFS CAPITAL OPPORTUNITIES SERIES: INITIAL CLASS -- Seeks capital appreciation.

MFS UTILITIES SERIES: INITIAL CLASS -- Seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities).

MFS HIGH INCOME SERIES: INITIAL CLASS -- Seeks high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features.

MFS STRATEGIC INCOME SERIES: INITIAL CLASS -- Seeks to provide income and capital appreciation.

WELLS FARGO VARIABLE TRUST ASSET ALLOCATION FUND -- Seeks long-term total return, consistent with reasonable risk.


WELLS FARGO VARIABLE TRUST TOTAL RETURN BOND FUND -- Seeks total return consisting of income and capital appreciation.


WELLS FARGO VARIABLE TRUST EQUITY INCOME FUND -- Seeks long-term capital appreciation and above-average dividend income.


WELLS FARGO VARIABLE TRUST EQUITY VALUE FUND -- Seeks long-term capital appreciation and above-average dividend income.


WELLS FARGO VARIABLE TRUST GROWTH FUND -- Seeks long-term capital appreciation.

WELLS FARGO VARIABLE TRUST LARGE COMPANY GROWTH FUND -- Seeks long-term capital appreciation.

WELLS FARGO VARIABLE TRUST MONEY MARKET FUND -- Seeks current income, while preserving capital and liquidity.

WELLS FARGO VARIABLE TRUST SMALL CAP GROWTH FUND -- Seeks long-term capital appreciation.

INVESTMENT ADVISERS -- The AIM Variable Insurance Funds are managed by A I M Advisors, Inc. The American Century VP Funds are managed by American Century Investment Management, Inc. The Dreyfus Investment Portfolios and the Dreyfus Variable Investment Fund are managed by The Dreyfus Corporation. Fidelity Variable Insurance Products are managed by Fidelity Management & Research Company. Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, and Hartford Stock HLS Fund are collectively the "Hartford Funds" and are managed by HL Investment Advisors, LLC. Wellington Management Company, LLP and Hartford Investment Management Company serve as sub-investment advisors and provide day to day investment services. Janus Aspen Series is managed by Janus Capital Management LLC. The MFS-Registered Trademark-Variable Insurance Trust is managed by MFS(TM) Investment Management. The Wells Fargo Variable Trust Funds are managed by Wells Fargo Bank, N.A. Wells Capital Management Incorporated is the sub-advisor for the Funds (except the Wells Fargo Variable Trust Large Company Growth Fund). Peregrine Capital Management, Inc. is the sub-advisor for the Wells Fargo Variable Trust Large Company Growth Fund.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, owners of other policies or owners of variable annuity contracts with values allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We will notify you of shareholder's meetings of the Funds purchased by those Investment Divisions you have invested in. We will send you proxy materials and instructions for you to vote the shares held for your benefit by those Investment Divisions. We will arrange for the handling and tallying of proxies received from you or other policy owners. If you give no instructions, we will vote those shares in the same proportion as shares for which we received instructions.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Policy may be voted. After we begin to make payouts to you, the number of votes you have will decrease.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   11
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ADMINISTRATIVE AND DISTRIBUTION SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative and distribution related services and the Funds pay fees to Hartford that are usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family and may include fees paid under a distribution and/or servicing plan adopted by a Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

DEDUCTIONS FROM PREMIUM

We deduct a percentage of your premium payment for a front-end sales load, a premium tax charge and the deferred acquisition cost ("DAC") tax charge before we allocate it to the Investment Divisions. The amount of each premium we allocate to the Investment Divisions is your net premium ("Net Premium").

SALES CHARGE -- The current sales charge is 6.75% of any premium paid for Coverage Years 1 through 7 and 4.75% of any premium paid in Coverage Years 8 and later. The maximum sales charge is 9% of any premium paid in Coverage Years 1 through 7 and 7% of any premium paid in Coverage Years 8 and later. Sales charges cover expenses related to the sale and distribution of the Certificates.

PREMIUM TAX CHARGE -- We deduct a tax charge from each premium you pay. The premium tax charge covers taxes assessed against us by a state and/or other governmental entity. The range of this charge, generally, is between 0% and 4%.

DAC TAX CHARGE -- We deduct 1.25% of each premium to cover a federal premium tax assessed against us. This charge is reasonable in relation to our federal income tax burden, under Section 848 of the Internal Revenue Code of 1986 ("the Code"), resulting from the receipt of premiums. We will adjust this charge based on changes in the applicable tax law.

DEDUCTIONS FROM INVESTMENT VALUE

MONTHLY DEDUCTION AMOUNT -- Each month we will deduct an amount from your Investment Value to pay for the benefits provided under the Certificate. We call this amount the Monthly Deduction Amount and it equals the sum of:

(a) the administrative expense charge;

(b) the cost of insurance charge;

(c) the charges for additional benefits provided by rider, if any.

Each Monthly Deduction Amount will be deducted pro rata from each of the Investment Divisions, unless you instruct us otherwise. The Monthly Deduction Amount will vary from month to month.

Following is an explanation of the administrative expense charge and the charges for cost of insurance and rider benefits.

(a) Administrative Expense Charge -- We will assess a monthly administrative charge to compensate us for administrative costs in connection with the Certificates. We will initially charge $5 per Coverage Month and we guarantee that the charge will never exceed $10.00 per Coverage Month.

(b) Cost of Insurance Charge -- The cost of insurance charge is equal to:

- the cost of insurance rate per $1,000; multiplied by

- the net amount at risk; divided by

- $1,000.

The net amount at risk equals the death benefit minus the Cash Value on the date we calculate this charge. The cost of insurance charge is shown on the specification pages of the Policy and Certificate.

Because your Investment Value and death benefit may vary from month to month, the cost of insurance may also vary on each Processing Date. The cost of insurance depends on your Certificate's amount at risk. Items which may affect the amount at risk include the amount and timing of premium payments, investment performance, fees and charges assessed, rider charges, Certificate loans and changes to the Face Amount.

The purpose of the cost of insurance charge is to cover our anticipated mortality costs. The current cost of insurance rates for standard risks will not exceed those based on the 1980 Commissioners Standard Ordinary Mortality Table
(ANB), Male or Female, age nearest birthday. We will charge substandard risks a higher cost of insurance rate. The cost of insurance rates for substandard risks will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Mortality Table (ANB), Male or Female, age nearest birthday. In addition, the use of simplified underwriting or guaranteed issue procedures, rather than medical underwriting, may result in a higher cost of insurance charge for some individuals than if medical underwriting procedures were used.

We will make any changes in the cost of insurance uniformly for all insureds of the same issue ages, sexes, risk classes and whose coverage has been in-force for the same length of time. No change in insurance class or cost will occur as a result of the deterioration of the Insured's health.

The rate class of an Insured affects the cost of insurance rate. We and the employer will agree on the number of rate classes and characteristics of each rate class. The rate classes may vary by smokers and nonsmokers, active and retired status, preferred and standard and/or any other nondiscriminatory classes agreed to by the employer.

(c) Rider Charge -- If the Certificate includes riders, we deduct a charge from the Investment Value on each Processing Date. We specify the applicable charge on the rider. This charge is to

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
compensate us for the anticipated cost of providing the rider benefits.

For a description of the riders available, see "Supplemental Benefits."

MORTALITY AND EXPENSE RISK CHARGE -- For assuming mortality and expense risks under the Policy, we may deduct a maximum daily charge of .001781% which is equal to .65% per year of the value of each Investment Division's assets in all Coverage Years. We may pay an expense credit reflecting a reduction in the mortality and expense risk rate. We will pay these credits at the end of each Coverage Month and will use them to purchase additional Accumulation Units at the end of that Coverage Month.

Currently, in Coverage Years 1 through 10, we will pay an expense credit of ..30%. The result is a net annual mortality and expense risk rate of .35%. In Coverage Years 11 through 15, we will pay an expense credit of .40%. The result is a net annual mortality and expense risk rate of .25%. In Coverage Years 16 and later, we will pay an expense credit of .55%. The result is a net annual mortality and expense risk rate of .10%.

The mortality and expense risk charge is equal to:

- the mortality and expense risk rate; multiplied by

- the portion of the Cash Value allocated to the Investment Divisions and the Loan Account.

The mortality risk we assume is that the actual cost of insurance charges specified in the Certificate will be insufficient to meet actual claims. The expense risk we assume is that expenses we incur for issuing and administering the Certificates will exceed the administrative charges we deducted from Investment Value.

If these charges are insufficient to cover actual costs and assumed risks, the loss will fall on us. However, if the charge proves more than sufficient, we will add any excess to our surplus.

TRANSFER FEE -- We deduct a $50 transfer fee when you transfer amounts from one Investment Division to another for each transfer in excess of 12 transfers per year.

PARTIAL WITHDRAWAL FEE -- We deduct a partial withdrawal fee for each withdrawal you make. The fee is the lesser of 2% of the amount withdrawn or $25.

CHARGES FOR THE FUNDS -- The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percentage of a Fund's average daily net assets as an annual rate. Please read the prospectus for each Fund for complete details.

YOUR CERTIFICATE
--------------------------------------------------------------------------------

OWNERSHIP RIGHTS

As long as your Certificate is in force, you may exercise all rights under the Certificate while the Insured is alive and you have not named an irrevocable beneficiary.

BENEFICIARY

You name the beneficiary in your enrollment form for the Certificate. You may change the beneficiary (unless irrevocably named) while the Insured is alive by notifying us, in writing. If no beneficiary is living when the Insured dies, we will pay the Death Proceeds to you if living; or, otherwise, to your estate.

ASSIGNMENT

You may assign your rights under the Certificate. Until you notify us in writing, no assignment is effective against us. We are not responsible for the validity of any assignment.

STATEMENTS

We will send you a statement at least once each year, showing:

- the Certificate's current Cash Value, Cash Surrender Value and Face Amount;

- the premiums paid, Monthly Deduction Amounts and any Loans since your last statement;

- the amount of any outstanding Debt;

- any notifications required by the provisions of your Certificate; and

- any other information required by the Insurance Department of the state where we delivered your Certificate.

ISSUANCE OF YOUR CERTIFICATE

To purchase a Certificate you must submit an enrollment form to our Customer Service Center. The specific form you complete will depend on the underwriting classification and plan design of the Policy. Generally, we will only issue a Certificate on the lives of Insureds between the ages of 20 and 79 who supply evidence of insurability satisfactory to us. In addition, in most cases, we will not issue a Certificate with a Face Amount of less than the minimum Face Amount. Acceptance is subject to our underwriting rules and we reserve the right to reject an enrollment form for any reason. If we accept your enrollment form, your Certificate will become effective on the Coverage Date only after we receive all outstanding delivery requirements and the initial premium payment shown in your Certificate.

In the event you are exchanging an existing contract(s) for a new Certificate under Section 1035 of the Internal Revenue Code, the Coverage Date will be the date that you make the 1035 exchange. You make this 1035 exchange by assigning the existing contract(s) to us and completing an enrollment form. Upon receipt of the assignment form, we will surrender the existing

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   13
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contract(s) for its cash surrender value. We will apply the surrender proceeds we receive as premium to the Certificate. During the time between the Coverage Date and the date we receive the cash surrender value of the existing contract(s) or a premium payment, there will be no gap in coverage. We will make charges and deductions (other than those of the Portfolios) for this period; however, you will not experience investment returns.

RIGHT TO EXAMINE THE CERTIFICATE

You have a limited right to return your Certificate for cancellation. You may deliver or mail the Certificate to us or to the agent who sold you the Certificate within ten (10) calendar days after delivery of the Certificate to you. This is the right to examine period. Some states provide for a longer period.

In the event you return your Certificate, we will return to you within seven (7) days of our receipt of the Certificate, either:

- the total amount of premiums; or

- the Cash Value plus charges deducted under the Certificate.

The amount we return depends upon the state we issued your Certificate in.

PREMIUMS
--------------------------------------------------------------------------------

PREMIUM PAYMENT FLEXIBILITY

You have considerable flexibility as to when, in what amounts and what level of premiums, within a range determined by us, you pay under the Certificate. You choose a premium once you have determined the level and pattern of the death benefit.

You must pay a minimum initial premium to make your coverage effective on the Coverage Date. The minimum initial premium may not be less than $100,000. You may pay additional premiums at any time, subject to the premium limitations set by the Internal Revenue Code. For details on these premium limitations see, "Premium Limitation." You have the right to pay additional premiums of at least $100.00 at any time, unless otherwise agreed to by us.

Your Certificate may lapse if the value of your Certificate becomes insufficient to cover the Monthly Deduction Amounts. If this happens you may pay additional premiums in order to prevent your Certificate from terminating. For details see, "Lapse and Reinstatement." Factors that determine the amount of any required premiums include the Face Amount, the death benefit option elected and charges and expenses.

ALLOCATION OF PREMIUM PAYMENTS

During the right to examine period, we allocate your initial premium payment in accordance with state law requirements, at the end of the Valuation Day we receive the premium. If you choose to cancel your Certificate, some states require the return of your initial premium, while others require the return of the Certificate's Cash Value.

- STATE OF ISSUE REQUIRES RETURN OF INITIAL PREMIUM -- If the state of issue of your Certificate requires that we return your initial premium, we will, when we issue your Certificate and until the end of the right to examine period, allocate your initial Net Premium to the Wells Fargo Variable Trust Money Market Investment Division. Upon the expiration of the right to examine period, we will invest the initial Net Premium according to your initial allocation instructions. However, any accrued interest will remain in the Wells Fargo Variable Trust Money Market Investment Division if you selected it as an initial allocation option.

  We will allocate any additional premiums received prior to the expiration of the right to examine period to the Wells Fargo Variable Trust Money Market Investment Division.

- STATE OF ISSUE REQUIRES RETURN OF CERTIFICATE'S CASH VALUE -- If the state of issue of your Certificate requires that we return the Certificate's Cash Value, we will allocate the initial Net Premium among your chosen Investment Divisions. In this case you will bear full investment risk for any amounts we allocate to the Investment Division during the right to examine period. This automatic immediate investment feature only applies if specified in your Certificate. Please check with your agent to determine the status of your Certificate.

You may change the Net Premium allocation if you notify us in writing. Portions you allocate to the Investment Divisions must be whole percentages of 5% or more. We will allocate subsequent Net Premiums among Investment Divisions according to your most recent instructions, at the end of the Valuation Day we receive the premium, subject to the following:

- If we receive a premium and your most recent allocation instructions would violate the 5% requirement, we will allocate the Net Premium among the Investment Divisions according to your previous premium allocation; and

- If the asset rebalancing option is in effect, we will allocate Net Premiums accordingly, until you terminate this option. (See "Transfers Among Investment Divisions -- Asset Rebalancing.")

You will receive several different types of notification that explain what your current premium allocation is. The Certificate shows the initial allocation you chose on the enrollment form. In addition, we will send you written confirmation, after we receive your premium payment, that shows you how we allocated your premium. A Certificate's annual statement will also summarize your current premium allocation.

ACCUMULATION UNITS

We use Net Premiums allocated to the Investment Divisions to credit Accumulation Units under the Certificates.
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14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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We determine the number of Accumulation Units in each Investment Division to be credited under the Certificate (including the initial allocation to the Wells Fargo Variable Trust Money Market Investment Division) as follows:

- Multiply the Net Premium by the appropriate allocation percentage to determine the portion we will invest in the Investment Division; then

- Divide each portion to be invested in an Investment Division by the Accumulation Unit value of that particular Investment Division we computed following the receipt of the payment.

Deductions made for the monthly deduction amount on each Processing Date will reduce the number of Accumulation Units under the Certificate. (See "Deductions from Investment Value -- Monthly Deduction Amount.")

ACCUMULATION UNIT VALUES

The Accumulation Unit value for each Investment Division will vary daily to reflect the investment experience and charges of the applicable Portfolio, as well as the daily deduction for mortality and expense risks. We will determine the Accumulation Unit value on each Valuation Day by multiplying the Accumulation Unit value of the particular Investment Division on the preceding Valuation Day by a net investment factor for that Investment Division for the Valuation Period then ended. The net investment factor for each of the Investment Divisions is equal to the net asset value per share of the corresponding Portfolio at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions paid by that Portfolio in the Valuation Period then ended) divided by the net asset value per share of the corresponding Portfolio at the beginning of the Valuation Period, less the daily deduction for the mortality and expense risks assumed by us.

PREMIUM LIMITATION

If we receive premiums that would cause the Certificate to fail to meet the definition of a life insurance policy in accordance with the Code, we will refund the excess premium payments. We will refund such premium payments and any applicable interest no later than sixty (60) days after the end of a Coverage Year.

We will accept a premium payment that results in an increase in the death benefit greater than the amount of the premium, only after we approve evidence of insurability.

DEATH BENEFITS AND POLICY VALUES
--------------------------------------------------------------------------------

VALUES UNDER THE CERTIFICATE

CASH SURRENDER VALUE -- As with traditional life insurance, each Certificate will have a Cash Surrender Value. The Cash Surrender Value is equal to the Cash Value, less Debt, less any charges accrued but not deducted. There is no minimum guaranteed Cash Surrender Value. The Cash Value equals the value in the Investment Divisions plus the Loan Account Value.

INVESTMENT VALUE -- Each Certificate will also have an Investment Value. The Investment Value of a Certificate changes on a daily basis and will be computed on each Valuation Day. The Investment Value will vary to reflect the investment experience of the Investment Divisions, Monthly Deduction Amounts and any amounts transferred to the Loan Account to secure a Loan.

The Investment Value of a particular Certificate is related to the net asset value of the Portfolios associated with the Investment Divisions to which Net Premiums on the Certificate have been allocated. The total Investment Value in the Investment Divisions on any Valuation Day is calculated by multiplying the number of Accumulation Units in each Investment Division as of the Valuation Day by the current Accumulation Unit value of that Investment Division and then summing the result for all the Investment Divisions. The Investment Value equals the sum of the values of the assets in the Investment Divisions. See
"Premiums -- Accumulation Unit Values."

DEATH BENEFITS

As long as the Certificate remains in force, the Certificate provides for the payment of the Death Proceeds to the named beneficiary when the Insured under the Certificate dies. The Death Proceeds payable to the beneficiary equal the death benefit less any Debt outstanding under the Certificate plus any rider benefits payable. The death benefit depends on the death benefit option you select and is determined as of the date of the death of the Insured.

MINIMUM DEATH BENEFIT TESTING PROCEDURES -- Section 7702 of the Code defines alternative testing procedures, the guideline premium test ("GPT") and the cash value accumulation test ("CVAT") in order to meet the definition of life insurance under the Code. See "Federal Tax Considerations." Each Certificate must qualify under either the GPT or the CVAT. Prior to issue, you choose the procedure under which a Certificate will qualify. Once you choose either the GPT or the CVAT to test a Certificate, it cannot be changed while the Certificate is in force.

Under both testing procedures, there is a minimum death benefit required at all times equal to the Variable Insurance Amount. This is necessary in order for the Certificate to meet the current federal tax definition of life insurance, which places limitations on the amount of premiums that may be paid and the Cash Values that can accumulate relative to the death benefit. The factors used to determine the Variable Insurance Amount depend on the testing procedure chosen and are in the Certificate.

Under the GPT, there is also a maximum amount of premium that may be paid with respect to each Certificate.

Use of the CVAT can be advantageous if you intend to maximize the total amount of premiums paid under a Certificate. An offsetting consideration, however, is that the factors we use to determine the Variable Insurance Amount are higher under the CVAT,
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   15
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which can result in a higher death benefit over time and a higher total cost of insurance.

DEATH BENEFITS OPTIONS -- Regardless of the minimum death benefit testing procedure chosen, there are two death benefit options: Death Benefit Option A and Death Benefit Option B.
 - DEATH BENEFIT OPTION A -- the death benefit is the greater of (a) the Face Amount and (b) the Variable Insurance Amount.

 - DEATH BENEFIT OPTION B -- the death benefit is the greater of (a) the Face Amount plus the Cash Value and (b) the Variable Insurance Amount.

Regardless of which death benefit option you select, the maximum amount payable will be the Death Proceeds.
OPTION CHANGE -- While the Certificate is in force, you may change the death benefit option you selected. You must make your request to change your death benefit option in writing and during the lifetime of the Insured.
CHANGE FROM OPTION A TO OPTION B -- If the change is from Death Benefit Option A to Death Benefit Option B, the Insured must provide us with satisfactory evidence of insurability. The Face Amount after the change will be equal to the Face Amount before the change, less the Cash Value on the effective date of the change.

CHANGE FROM OPTION B TO OPTION A -- If the change is from Death Benefit Option B to Death Benefit Option A, the Face Amount after the change will be equal to the Face Amount before the change plus the Cash Value on the effective date of change.

Any change in the selection of a death benefit option will become effective at the beginning of the Coverage Month following our approval of the change. We will notify you when we have made the change.

PAYMENT OPTIONS -- We may pay the Death Proceeds under the Certificate in a lump sum or we may apply the proceeds to one of our payment options. If a payment option is not selected, Death Proceeds will be paid in a lump sum. The minimum amount that may be placed under a payment option is $5,000 unless we consent to a lesser amount. Once payments under payment options 2, 3 or 4 begin, you may not surrender the Certificate to receive a lump sum settlement in place of the life insurance payments. The following options are available under the
Certificate:

FIRST OPTION -- INTEREST INCOME

 - Payments of interest at the rate we declare, but not less than 3% per year, on the amount applied under this option.

SECOND OPTION -- INCOME OF FIXED AMOUNT

 - Equal payments of the amount chosen until the amount applied under this option, with interest of not less than 3% per year, is exhausted. The final payment will be for the balance remaining.

THIRD OPTION -- PAYMENTS FOR A FIXED PERIOD

 - An amount payable monthly for the number of years selected which may be from 1 to 30 years.

FOURTH OPTION -- LIFE INCOME

 - LIFE ANNUITY -- an annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment due preceding the death of the annuitant. Under this option, it is possible that only one monthly annuity payment would be made, if the annuitant died before the second monthly annuity payment was due.

 - LIFE ANNUITY WITH 120 MONTHLY PAYMENTS CERTAIN -- an annuity providing monthly income to the annuitant for a fixed period of 120 months and for as long thereafter as the annuitant shall live.

The fourth payment option is based on the 1983a Individual Annuity Mortality Table set back one year and a net investment rate of 3% per annum. The amount of each payment under this option will depend upon the age of the annuitant at the time the first payment is due. If any periodic payment due any payee is less than $200, we may make payments less often. The first, second and third payment options are based on a net investment rate of 3% per annum. We may, however, from time to time, at our discretion if mortality appears more favorable and interest rates justify, apply other tables that will result in higher monthly payments for each $1,000 applied under one or more of the four payment options.

We may agree to other arrangements for income payments.

INCREASES AND DECREASES IN FACE AMOUNT -- In most cases, the minimum Face Amount of the Certificate is $50,000. At any time after purchasing a Certificate, you may request a change in the Face Amount by making a written request to us at our Customer Service Center.

You must request an increase in the Face Amount in writing to us. All requests are subject to evidence of insurability satisfactory to us and subject to our current rules. Any increase we approve will be effective on the Processing Date following the date we approve the request. The Monthly Deduction Amount on the first Processing Date on or after the effective date of the increase will increase as a result of the increase in Face Amount.

A decrease in the Face Amount will be effective on the first Processing Date following the date we receive the request. Decreases must reduce the Face Amount by at least $25,000, and the remaining Face Amount generally must not be less than $50,000. We will apply decreases:

- to the most recent increase; then

- successively to each prior increase, and then
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16                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

- to the initial Face Amount.

We reserve the right to limit the number of Face Amount increases or decreases made under the Certificate to no more than one in any twelve (12) month period.

BENEFITS AT MATURITY -- If the Insured is living on the coverage maturity date, which equals attained age 100 ("Maturity Date"), we will pay you the Cash Surrender Value on the date you surrender the Certificate. However, on the Maturity Date, the Certificate will terminate and we will have no further obligations under the Certificate.

MAKING WITHDRAWALS FROM THE CERTIFICATE
--------------------------------------------------------------------------------

SURRENDER

At any time prior to the Maturity Date, provided the Certificate is in effect and has a Cash Surrender Value, you may choose, without the consent of the beneficiary (provided the designation of the beneficiary is not irrevocable) to surrender the Certificate and receive the full Cash Surrender Value from us. To surrender a Certificate, you must submit a written request for surrender to us. We will determine the Cash Surrender Value as of the Valuation Day we receive the request, in a written form satisfactory to us, at our Customer Service Center, or the date that you request, whichever is later.

The Cash Surrender Value is the net amount available upon surrender of the Certificate and equals the Cash Value, minus Debt, minus any charges accrued but not yet deducted. We will terminate the Certificate on the date of receipt of the written request, or the date you request the surrender to be effective, whichever is later.

We may pay the Cash Surrender Value in cash or you may allocate it to any other payment option agreed upon by us.

PARTIAL WITHDRAWALS

At any time before the Maturity Date, and subject to our rules then in effect, we allow twelve (12) partial withdrawals per Coverage Year. However, we allow only one (1) partial withdrawal between any successive Processing Dates. The minimum partial withdrawal allowed is $500.00. The maximum partial withdrawal is an amount equal to the sum of the Cash Surrender Value plus outstanding Debt, multiplied by .90, minus outstanding Debt.

We currently impose a charge for processing partial withdrawals which is the lesser of:

- 2% of the amount withdrawn; and

- $25.00.

A partial withdrawal will reduce the Cash Surrender Value, Cash Value and Investment Value. Any partial withdrawal will permanently affect the Cash Surrender Value and may permanently affect the death benefit payable. If Death Benefit Option A is in effect, we reduce the Face Amount by the amount of the partial withdrawal and the charge for processing the withdrawal. Unless specified otherwise, we will deduct partial withdrawals on a Pro Rata Basis from the Investment Divisions. A Pro Rata Basis is an allocation method based on the proportion of the Investment Value in each Investment Division. You must submit requests for partial withdrawals to us in writing. The effective date of a partial withdrawal will be the Valuation Day closest to the date that we receive the request, in writing, at our Customer Service Center. If your Certificate is deemed to be a modified endowment contract, a 10% penalty tax may be imposed on income distributed before the insured attains age 59 1/2. See "Federal Tax Considerations."

TRANSFERS AMONG INVESTMENT DIVISIONS
--------------------------------------------------------------------------------

AMOUNT AND FREQUENCY OF TRANSFERS

Upon request and as long as the Certificate is in effect, you may transfer amounts among the Investment Divisions up to twelve (12) times per Coverage Year without charge. Transfers in excess of twelve (12) per Coverage Year will be subject to a charge of $50 per transfer deducted from the amount of the transfer. You must make transfer requests in writing on a form that we approve. Our rules then in effect will limit the amounts that you may transfer. The amounts that you transfer must be in whole percentages of 5% or more, unless otherwise agreed to by us. Currently, the minimum value of Accumulation Units that you may transfer from one Investment Division to another is the lesser of:

- $500; and

- the total value of the Accumulation Units in the Investment Division.

The value of the remaining Accumulation Units in the Investment Division must equal at least $500. If, after an ordered transfer, the value of the remaining Accumulation Units in an Investment Division would be less than $500, we will transfer the entire remaining amount.
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   17
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Currently there are no restrictions on transfers other than those described in this Prospectus. We reserve the right in the future to impose additional restrictions on transfers.

The underlying Funds are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different transfer restrictions or no transfer restrictions at all. In addition, as a result of settlement of litigation against Hartford, with respect to certain owners of older Contracts, we currently only have the ability to restrict transfers into certain Funds and to limit the total Contract Value invested in any one Fund. The effect on you may include higher transaction costs or lower performance.

TRANSFERS TO OR FROM INVESTMENT DIVISIONS

In the event of a transfer from an Investment Division, we will reduce the number of Accumulation Units that we credit to that Investment Division. We will determine the reduction by dividing:

- the amount transferred by,

- the Accumulation Unit value for that Investment Division determined on the Valuation Day we receive your written request for transfer.

In the event of a transfer to an Investment Division, we will increase the number of Accumulation Units credited. The increase will equal:

- the amount transferred divided by,

- the Accumulation Unit value for that Investment Division determined on the Valuation Day we receive your written request.

ASSET REBALANCING

Subject to our current rules, you may authorize us to automatically reallocate Investment Value periodically in order to maintain a particular percentage allocation among the Investment Divisions that you have selected. This reallocation is known as Asset Rebalancing. The Investment Value held in each Investment Division will increase or decrease in value at different rates during the relevant period. Asset Rebalancing is intended to reallocate Investment Value from those Investment Divisions that have increased in value to those that have decreased in value.

To elect Asset Rebalancing, we must receive a written request from you. If you elect Asset Rebalancing, you must include all Investment Value in the automatic reallocation. The percentages that you select under Asset Rebalancing will override any prior percentage allocations that you have chosen and we will allocate all future Net Premiums accordingly. We will count all transfers made pursuant to Asset Rebalancing on the same day as one (1) transfer toward the twelve (12) transfers per Coverage Year that we permit without charge. Once elected, you may instruct us, in a written form satisfactory to us, at any time to terminate the option. In addition, we will terminate your participation in Asset Rebalancing if you make any transfer outside of Asset Rebalancing.

DOLLAR COST AVERAGING

You may elect to allocate your Net Premiums among the Investment Divisions under the dollar cost averaging option program ("DCA Program"). If you choose to participate in the DCA Program, we will deposit your Net Premiums into the Wells Fargo Variable Trust Money Market Investment Division. Each month, we will withdraw amounts from that Division and allocate them to the other Investment Divisions in accordance with your allocation instructions. The transfer date will be the monthly anniversary of your first transfer under your initial DCA election. We will make the first transfer within five (5) business days after we receive your initial election in writing.

We will allocate your Net Premium to the Investment Divisions that you specify, in the proportions that you specify. If, on any transfer date, your Investment Value that we have allocated to the Wells Fargo Variable Trust Money Market Investment Division is less than the amount you have elected to transfer, we will terminate your participation in the DCA Program. Any transfers made in connection with the DCA Program must be whole percentages of 5% or more, unless we otherwise agree. In addition, transfers made under the DCA Program count toward the twelve (12) transfers per coverage year that we permit you without charge.

You may also cancel your DCA election by notifying us in writing.

The main objective of the DCA Program is to minimize the impact of short-term price fluctuations. The DCA Program allows you to take advantage of market fluctuations. Since we transfer the same dollar amount to other Investment Divisions at set intervals, the DCA Program allows you to purchase more Accumulation Units when prices are low and fewer Accumulation Units when prices are high. Therefore, you may achieve a lower average cost per Accumulation Unit over the long-term. However, it is important to understand that a DCA Program does not assure a profit or protect against loss in a declining market. If you choose to participate in the DCA Program you should have the financial ability to continue making investments through periods of low price levels.

You cannot make transfers under Asset Rebalancing and participate in the DCA Program at the same time.

PROCESSING OF TRANSACTIONS

Generally, we process your transactions only on a Valuation Day. We will process requests that we receive on a Valuation Day before the close of trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on that same day, except as otherwise indicated in this Prospectus. We will process requests that we receive after the close of the NYSE as of the next Valuation Day.
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18                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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LOANS

As long as the Certificate is in effect, you may obtain without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), a cash Loan from us. The maximum Loan amount is equal to the sum of the Cash Surrender Value plus outstanding Debt, multiplied by 1.00, minus outstanding Debt.

We will transfer the amount of each Loan on a Pro Rata Basis from each of the Investment Divisions (unless you specify otherwise) to the Loan Account. We use the Loan Account to ensure that any outstanding Debt remains fully secured by the Investment Value.

LOAN INTEREST

Interest will accrue daily on outstanding Debt at the adjustable loan interest rate indicated in the Certificate. We will transfer the difference between the value of the Loan Account and any outstanding Debt from the Investment Divisions to the Loan Account on each Certificate Anniversary. Interest payments are due as shown in the Certificate. If you do not pay interest within five (5) days of its due date, we will add it to the amount of the Loan as of its due date.

The maximum adjustable loan interest rate we may charge for Loans is the greater of:

- 5%; and

- the Published Monthly Average for the calendar month two (2) months prior to the date on which we determine the adjustable loan interest rate.

The Published Monthly Average means the "Moody's Corporate Bond Yield Average -- Monthly Average Corporate" as published by Moody's Investors Service, Inc. or any successor to that service. If that monthly average is no longer published, a substitute average will be used.

CREDITED INTEREST

We will credit interest on amounts in the Loan Account for Coverage Years 1 through 10 at a rate equal to the adjustable loan interest rate, minus 1%. We will credit interest on amounts in the Loan Account for Coverage Years 11 and later at a rate equal to the adjustable loan interest rate, minus .20%.

LOAN REPAYMENTS

You can repay any part of or the entire Loan at any time. We will allocate the amount of the Loan repayment to your chosen Investment Divisions on a Pro Rata Basis, determined as of the date of the Loan repayment. Unless specified otherwise, we will treat any additional premium payments that we receive during the period when a Loan is outstanding as Loan repayments.

TERMINATION DUE TO EXCESSIVE DEBT

If total outstanding Debt equals or exceeds the Cash Value, the Certificate will terminate thirty-one (31) calendar days after we have mailed notice to your last known address and that of any assignees of record. If you do not make sufficient Loan repayment by the end of this 31-day period, the Certificate will terminate without value.

EFFECT OF LOANS ON INVESTMENT VALUE

A Loan, whether or not repaid, will have a permanent effect on the Investment Value because the investment results of each Investment Division will apply only to the amount remaining in such Investment Divisions. The longer a Loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Investment Divisions earn more than the annual interest rate for Funds held in the Loan Account, your Investment Value will not increase as rapidly as it would have had no Loan been made. If the Investment Divisions earn less than the Loan Account, your Investment Value will be greater than it would have been had no Loan been made. Also, if not repaid, the aggregate amount of outstanding Debt will reduce the Death Proceeds and Cash Surrender Value.

LAPSE AND REINSTATEMENT
--------------------------------------------------------------------------------

LAPSE AND GRACE PERIOD

We provide a sixty-one (61) calendar day grace period, from the date we mail you notice that the Cash Surrender Value is insufficient to pay the charges due under the Certificate. Unless you have given us written notice of termination in advance of the date of termination of the Certificate, insurance will continue in force during this period. You will be liable to us for all unpaid charges due under the Certificate for the period that the Certificate remains in force.

In the event that total outstanding Debt equals or exceeds the Cash Value, the Certificate will terminate thirty-one (31) calendar days after we have mailed notice to your last known address and that of any assignees of record. If you do not make sufficient Loan repayment by the end of this 31-day period, the Certificate will end without value.

REINSTATEMENT

Prior to the death of the Insured, and unless (i) the Policy is terminated or
(ii) the Certificate has been surrendered for cash, we may reinstate the Certificate prior to the Maturity Date, provided:

- you make your request within three (3) years of the date of lapse. Some states provide a longer period; and

- you submit satisfactory evidence of insurability to us.
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   19
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We will not require evidence of insurability, if you reinstate your Certificate within one (1) month after the end of the 61-calendar day grace period, provided the Insured is alive.

To reinstate your Certificate, you must remit a premium payment large enough to keep the coverage under the Certificate in force for at least three (3) months following the date of reinstatement. The Face Amount of the reinstated Certificate cannot exceed the Face Amount at the time of lapse. The Investment Value on the reinstatement date will reflect:

- The Investment Value at the time of termination; plus

- Net Premiums attributable to premiums paid at the time of reinstatement.

Upon reinstatement, you must repay or carry over to the reinstated certificate any Debt at the time of termination.

TERMINATION OF POLICY
--------------------------------------------------------------------------------

The group policyholder or we may terminate participation in the Policy. The party initiating the termination must provide notice of such termination to each owner of record, at his or her last known address, at least fifteen (15) days prior to the date of termination. In the event of such termination, we will not accept any new enrollment forms for new Insureds on or after the date that we receive or send notice of discontinuance, whichever is applicable. In addition, we will not issue any new Certificates. If you discontinue premium payments, we will continue insurance coverage under the Certificate as long as the Cash Surrender Value is sufficient to cover the charges due. We will not continue the coverage under the Certificate beyond attained age 100 unless your Certificate includes the Maturity Date Extension Rider. Attained age means the Insured's age on the birthday nearest to the Coverage Date plus the period since the Coverage Date. In addition, we will not continue any optional benefit rider beyond the Certificate's date of termination. If the Policy is discontinued or amended to discontinue the eligible class to which an Insured belongs (and if the coverage on the Insured is not transferred to another insurance carrier), any Certificate then in effect will remain in force under the discontinued Policy, provided you have not canceled or surrendered it, subject to our qualifications then in effect. You will then pay Certificate premiums directly to us.

CONTRACT LIMITATIONS
--------------------------------------------------------------------------------

PARTIAL WITHDRAWALS

We limit you to twelve (12) partial withdrawals per Coverage Year.

TRANSFERS OF ACCOUNT VALUE

We reserve the right to limit the size of transfers and remaining balances and to limit the number and frequency of transfers among the Investment Divisions.

FACE AMOUNT INCREASES OR DECREASES

We reserve the right to limit the number of Face Amount increases or decreases made under the Certificate to no more than one (1) in any twelve (12) month period.

VALUATION OF PAYMENTS AND TRANSFERS

We value the Certificate on every Valuation Day. We will generally pay Death Proceeds, Cash Surrender Values, partial withdrawals, and Loan amounts attributable to the Investment Divisions within seven (7) calendar days after we receive all the information needed to process the payment unless the New York Stock Exchange is closed for some reason other than a regular holiday or Weekend, trading is restricted by the Securities and Exchange Commission ("SEC") or the SEC declares that an emergency exists.

DEFERRAL OF PAYMENTS

We may defer payment of any Cash Surrender Values, withdrawals and loan amounts that are not attributable to the Investment Divisions for up to six (6) months from the date of the request. If we defer payment for more than thirty (30) days, we will pay you interest.

CHANGES TO CONTRACT OR SEPARATE ACCOUNT
--------------------------------------------------------------------------------

MODIFICATION OF POLICY

The only way we may modify the policy is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries, or Assistant Secretaries.

SUBSTITUTION OF FUNDS

We reserve the right to substitute the shares of any other registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account provided that the substitution has been approved by the Securities and Exchange Commission.

CHANGE IN OPERATION OF THE SEPARATE ACCOUNT

We may modify the operation of the Separate Account to the extent permitted by law, including deregistration under the securities laws.
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20                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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SEPARATE ACCOUNT TAXES

Currently, we do not make a charge to the Separate Account for federal, state and local taxes that may be allocable to the Separate Account. In the future, we may begin to charge the Separate Account for federal, state and local taxes if the applicable federal, state or local tax laws that impose tax on us and/or the Separate Account change. We may make charges for other taxes that are imposed on the Separate Account.

SUPPLEMENTAL BENEFITS
--------------------------------------------------------------------------------

The following supplemental benefit will automatically be included in a Certificate, subject to current restrictions, limitations and state approval, unless you notify us in writing that you do not want it.

MATURITY DATE EXTENSION RIDER

We will extend the Maturity Date (the date on which the Certificate will mature), to the date of death of the Insured. Certain death benefit and premium restrictions apply. See "Federal Tax Considerations."

OTHER MATTERS
--------------------------------------------------------------------------------

REDUCED CHARGES FOR ELIGIBLE GROUPS

We may reduce or eliminate certain of the charges and deductions described above (including, sales load, mortality and expense risk charge, cost of insurance charge and administrative charge) for Policies issued in connection with a specific plan, in accordance with our current internal policies as of the date we approve the application for a policy. We determine eligibility for reduction in charges and the amount of any reduction by a number of factors, including:

- the size of the plan;

- the expected number of participants;

- the anticipated premium payment from the plan;

- the nature of the group; and

- any other circumstances that are rationally related to the expected reduction in expenses.

We may modify, from time to time on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in the Separate Account.

OUR RIGHTS

We reserve the right to take certain actions in connection with our operations and the operations of the Separate Account. We will take these actions in accordance with applicable laws (including obtaining any required approval of the Securities and Exchange Commission). If necessary, we will seek your approval.

Specifically, we reserve the right to:

- Add or remove any Investment Division;

- Create new separate accounts;

- Combine the Separate Account with one or more other separate accounts;

- Operate the Separate Account as a management investment company under the 1940 Act or in any other form permitted by law;

- Deregister the Separate Account under the 1940 Act;

- Manage the Separate Account under the direction of a committee or discharge such committee at any time;

- Transfer the assets of the Separate Account to one or more other separate accounts; and

- Restrict or eliminate any of your voting rights or of any other persons who have voting rights as to the Separate Account.

We also reserve the right to change the name of the Separate Account.

LIMIT ON RIGHT TO CONTEST

We may not contest the validity of the Certificate after it has been in effect during the Insured's lifetime for two (2) years from the effective date of coverage. If we reinstate the Certificate, the 2-year period is measured from the date of reinstatement. Any increase in the Face Amount as a result of a premium payment is contestable for 2 years from its effective date. In addition, if the Insured commits suicide in the 2-year period, or such period as specified in state law, the death benefit payable will be limited to the premiums paid less any outstanding Debt and partial withdrawals.

MISSTATEMENT AS TO AGE OR SEX

If the age or sex of the Insured is incorrectly stated, we will appropriately adjust the amount of all benefits payable, as specified in the Certificate.

ASSIGNMENT

The Certificate may be assigned as collateral for a loan or other obligation. We are not responsible for any payment made or action taken before receipt of written notice of such assignment. You must file proof of interest with any claim under a collateral assignment.

DIVIDENDS

No dividends will be paid under the Certificates.
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   21
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FINANCIAL STATEMENTS

Financial statements of the Registrant and Depositor may be found in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or write to us at:

    International Corporate Marketing Group
    Attn: Registered Products
    100 Campus Drive, Suite 250
    Florham Park, NJ 07932

FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

GENERAL

Since federal tax law is complex, the tax consequences of purchasing this policy will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this policy is right for you.

Our general discussion of the tax treatment of this policy is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this policy cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this policy. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

TAXATION OF HARTFORD AND THE
SEPARATE ACCOUNT

The Separate Account is taxed as a part of Hartford, which is taxed as a life insurance company under Part 1 of Subchapter L of Chapter 1 of the Internal Revenue Code of 1986, as amended ("Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Investment Divisions) are reinvested and are taken into account in determining the value of the Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Certificate.

We do not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon these expectations, no charge is currently being made to the Separate Account for federal income taxes. If we incur income taxes attributable to the Separate Account or determine that such taxes will be incurred, we may assess a charge for taxes against the Separate Account.

INCOME TAXATION OF CERTIFICATE BENEFITS -- GENERALLY

For federal income tax purposes, the Certificates should be treated as life insurance policies under Section 7702 of the Code. The death benefit under a life insurance policy is generally excluded from the gross income of the Beneficiary. Also, a life insurance policy owner is generally not taxed on increments in the policy value prior to a receipt of some amount from the policy, e.g., upon a partial or full surrender. Section 7702 imposes certain limits on the amounts of the premiums paid and cash value accumulations in a policy, in order for it to remain tax-qualified as a life insurance contract. We intend to monitor premium and cash value levels to assure compliance with the
Section 7702 standards.

There is some uncertainty as to the proper determination of the premium limits for purposes of section 7702 and 7702A in the case of policies involving substandard risks. We believe its method of addressing substandard risks is reasonable, but the IRS could take a contrary view. Accordingly, there is a risk that the IRS could contend that certain policies involving substandard risks fail to meet the definition of life insurance in section 7702 or should be considered modified endowment contracts.

During the first fifteen policy years, an "income first" rule generally applies to any distribution of cash that is required under Code Section 7702 because of a reduction in benefits under the Certificate.


We also believe that any Loan received under a Certificate will be treated as Debt of the Owner, and that no part of any Loan under a Certificate will constitute income to the Owner unless the policy is a modified endowment contract. A surrender or assignment of the Certificate may have tax consequences depending upon the circumstances. Owners should consult qualified tax advisers concerning the effect of such transactions.


There is a risk that the IRS could contend that certain Preferred Policy Loans might not be loans for tax purposes. Instead, the IRS could treat these loans as distributions from the policy. If so, such amounts might be currently taxable.

Federal, state, and local estate tax, inheritance, and other tax consequences of ownership or receipt of Certificate proceeds depend on the circumstances of each Owner or Beneficiary.

The Maturity Date Extension Rider allows an Owner to extend the Maturity Date to the date of the death of the Insured. Although we believe that the Certificate will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, due to the lack of specific guidance on this issue, this result is not certain. If the Certificate is not treated as a life insurance contract for federal income tax purposes after the Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The Owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.

TAX DEFERRAL DURING ACCUMULATION PERIOD

Under existing provisions of the Code, except as described below, any increase in an Owner's Investment Value is generally not taxable to the Policy Owner unless amounts are received (or are

22                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
deemed to be received) under the Policy prior to the Insured's death. If the Policy is surrendered or matures, the amount received will be includable in the Policy Owner's income to the extent that it exceeds the policy's "basis" or "investment in the contract." (If there is any debt at the time of a surrender, then such debt will be treated as an amount distributed to the Owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the Policy, less the aggregate amount received previously under the Policy to the extent such amounts received were excluded from gross income. Whether partial withdrawals (or loans or other amounts deemed to be received) from the Policy constitute income to the Policy Owner depends, in part, upon whether the Policy is considered a modified endowment policy for federal income tax purposes, as described below.

MODIFIED ENDOWMENT CONTRACTS

Code Section 7702A applies an additional limit on premiums paid, the "seven-pay" test, to life insurance contracts. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules described in
Section 7702A(c). A modified endowment contract ("MEC") is a life insurance policy that either: (i) satisfies the Section 7702 definition of a life insurance contract, but fails the seven-pay test of Section 7702A or (ii) is exchanged for a MEC. A policy fails the seven-pay test if the accumulated amount paid into the policy at any time during the first seven policy years (or during any later seven-year test period) exceeds the sum of the net level premiums that would have been paid up to that point if the policy provided for paid-up future benefits after the payment of seven level annual premiums. Computational rules for the seven-pay test are described in Section 7702A(c).

A new seven-pay test and seven-year test period may be applied each time that a policy undergoes a material change, which includes an increase in the Face Amount. In addition, if there is a reduction in benefits under the policy within any seven-year test period, the seven-pay test is applied retroactively as if the policy always had the reduced benefit level from the start of the seven-year test period. Any reduction in benefits attributable to the nonpayment of premiums will not be taken into account for purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.

A policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income tax and increments in contract value are not subject to current income tax (prior to an actual or deemed receipt of some amount). However, if the contract is classified as a MEC, then withdrawals and other amounts received or deemed received from the contract will be treated first as withdrawals of income and then as a tax-free recovery of premium payments or other basis. Thus, withdrawals will be includable in income to the extent the contract value exceeds the unrecovered basis. Also, the income portion of any amount received or deemed received prior to age 59 1/2 is subject to an additional 10% penalty tax, with certain exceptions. The amount of any loan (including unpaid interest thereon) under the contract will be treated as an amount received from the contract for income tax and additional 10% penalty tax purposes. In addition, if the policy owner assigns or pledges any portion of the value of a contract (or agrees to assign or pledge any portion), then such portion will be treated as an amount received from the contract for tax purposes. The policy owner's basis in the contract is increased by the amount includable in income with respect to such assignment, pledge or loan, though it is not affected by any other aspect of the assignment, pledge or loan (including its release or repayment).

All MEC policies that are issued in the same calendar year to the same policy owner by the same insurer (or its affiliates) are treated as one MEC policy for the purpose of determining the taxable portion of any loan or other amount received or deemed received that is subject to ordinary income tax or the 10% penalty tax. The adverse income tax (and 10% penalty tax) treatment of loans or other amounts received or deemed received from a MEC affects not only those amounts received or deemed received after the date on which a policy first becomes a MEC, but also those amounts received or deemed received in anticipation of the policy becoming a MEC. Amounts received or deemed received during the 2 years prior to such initial MEC date are automatically treated as amounts received in anticipation of MEC status.

Before assigning, pledging, or requesting a loan or other amount to be received under a policy that is a MEC, a policy owner should consult a qualified tax adviser.

We have instituted procedures to monitor whether a policy may become classified as a MEC.

ESTATE, GIFT AND GENERATION SKIPPING TRANSFER TAXES

ESTATE TAX -- GENERALLY

When the Insured dies, the Death Proceeds will generally be includable in the Policy Owner's estate for purposes of federal estate tax if the last surviving Insured owned the Policy. If the Policy Owner was not the last surviving Insured, the fair market value of the Policy would be included in the Policy Owner's estate upon the Policy Owner's death. Nothing would be includable in the last surviving Insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.

GENERATION SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your Policy, or from any applicable payment, and pay it directly to the IRS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   23
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ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repealed the federal estate tax and replaced it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repealed the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the federal estate, gift and generation skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.


During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the unified credit exemption amount. For 2004, the maximum estate tax rate is 48% and the unified credit exemption amount is $1,500,000.


The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

DIVERSIFICATION REQUIREMENTS

The Code requires that investments supporting your policy be adequately diversified. Code Section 817 provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a policy is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all policies subject to the diversification requirements in a manner that will maintain adequate diversification.

OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT


In order for a variable life insurance contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the policy owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes. If the policy owner is considered to be the owner of the assets for tax purposes, the policy owner will be subject to income tax on annual increases in cash value.


The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the policy owner, such as the ability to select and control investments in a separate account, will cause the policy owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable policy."


The final regulations issued under Section 817 did not provide guidance regarding investor control. However, in July 2003, the Internal Revenue Service issued two revenue rulings addressed to investor control. Revenue Ruling 2003-91 generally follows earlier rulings that say that the policy owner should not have the ability to select and control investments. Revenue Ruling 2003-92 concerns specific separate account investments that could cause the policy owner to be treated as the owner of these investments.



Despite the release of these rulings, there continues to be some uncertainty about when a policy owner is considered the owner of the assets for tax purposes. We reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of assets in the separate account.

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24                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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SPLIT-DOLLAR LIFE INSURANCE ARRANGEMENTS


In September 2003 the IRS issued final regulations relating to the taxation of split-dollar insurance arrangements. The regulations generally apply to arrangements entered into (or "materially modified") after September 17, 2003. The final regulations define a "split-dollar life insurance arrangement" broadly to include (with certain exceptions) any arrangement between 2 or more parties involving a life insurance policy, where (1) one party pays any portion of the premiums and at least one party is entitled to recover any portion of the policy's premiums from the policy proceeds (e.g., as security for a loan to make a premium payment); or (2) the arrangement is entered into in connection with performance of services, and the employer (or recipient of services) pays directly or indirectly any portion of the premiums, and either (i) the employee (or service provider) has any interest in the policy's cash value or (ii) the beneficiary of any death benefit amount is designated by such service provider or is any person whom such service provider would reasonably be expected to designate as the beneficiary; or (3) the arrangement is entered into between a corporation and one of its shareholders, and the corporation pays directly or indirectly any portion of the policy's premiums, and either (i) the shareholder has any interest in the policy's cash value or (ii) the beneficiary of any death benefit amount is designated by such shareholder or is any person whom such shareholder would reasonably be expected to designate as the beneficiary.



The final regulations also have rules that generally designate only one party as the "owner" of such a policy for tax purposes, and then would require that the parties be taxed under one of two mutually exclusive regimes (i.e., an "economic benefit" regime or a "loan" regime), generally based on which party is this tax "owner." Under the economic benefit regime, the tax "owner" (e.g., an employer who provides an employee with rights in the policy under an endorsement to the policy) is treated generally as providing taxable economic benefits to a "non-owner," and these taxable economic benefits are defined very broadly. Under the loan regime, the tax "owner" (e.g., an employee who secures the rights of an employer to recover its premium payments or other advances with a collateral assignment of the policy) is treated generally as receiving one or more loans from a "non-owner" (e.g., for one or more premium payments on such "owner's" policy). Such a loan would be subject to rules under Code Section 7872 for loans that do not have a fair market value rate of interest. The final regulations also require that the parties fully and consistently account for all amounts under either regime, and provide for comparable or collateral rules for donor/donee and corporations/shareholder arrangements.


Consequently, if you are currently a party to any such arrangement or are considering participating in such an arrangement, it would be advisable for you to consult with a qualified tax advisor concerning the tax treatment of such an arrangement.

FEDERAL INCOME TAX WITHHOLDING

If any amounts are (or are deemed to be) current taxable income to the Owner, such amounts will generally be subject to federal income tax withholding and reporting, pursuant to Section 3405 of the Internal Revenue Code.

NON-INDIVIDUAL OWNERS AND BUSINESS BENEFICIARIES OF POLICIES

If a policy is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity's interest deduction under Code Section 264, even where such entity's indebtedness is in no way connected to the policy. In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a policy, this policy could be treated as held by the business for purposes of the
Section 264(f) entity-holder rules. Therefore, it would be advisable to consult with a qualified tax advisor before any non-natural person is made an owner or holder of a policy, or before a business (other than a sole proprietorship) is made a beneficiary of a policy.

LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers who are U.S. Citizens or residents. Purchasers who are not U.S. citizens or residents will generally be subject to U.S. federal income withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state and foreign taxation with respect to a life insurance policy purchase.

PERFORMANCE RELATED INFORMATION
--------------------------------------------------------------------------------

The Separate Account may advertise certain performance related information concerning its Investment Divisions. Performance information about an Investment Division is based on the Investment Division's past performance only and is no indication of future performance.

Each Investment Division may include total return in advertisements, sales literature, and other promotional materials. When an Investment Division advertises its total return, it will usually be calculated for one year, three years, five years, and ten years or some other relevant periods if the
Investment Division has not been in existence for at least ten years. Total return may also be calculated for the most recent fiscal quarter and for the period since underlying fund inception. Total return is measured by comparing the value of an investment in the Investment Division at the beginning of the relevant period to the value of the investment at the end of the period.
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   25
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If applicable, the Investment Divisions may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure reflects the Certificate charges described below.

The Investment Division investing in the Wells Fargo Variable Trust Money Market Fund may advertise yield and effective yield. The yield of an Investment Division is based upon the income earned by the Investment Division over a seven-day period and then annualized, i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly, but when annualized, the income earned by the investment is assumed to be reinvested in Division units and thus compounded in the course of a 52-week period. Yield reflects the Certificate charges described below.

Total return for an Investment Division includes deductions for the maximum sales load charge, mortality and expense risk charge, DAC tax charge, and the administrative expense charge, and is therefore lower than total return at the Portfolio level, where there are no comparable charges. The performance results do not reflect the cost of insurance or any state or local premium taxes. If these charges were included, the total return figures would be lower. Total return may also be calculated to include deductions for Separate Account charges, but not include deductions for the sales load charge, DAC tax charge or any state or local premium taxes. If reflected, the total return figures would reduce the performance quoted. Yield for an Investment Division includes all recurring charges (except sales charges) and is therefore lower than yield at the Portfolio level, where there are no comparable charges.

We may provide information on various topics to current and prospective owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), plan and trust arrangements, the advantages and disadvantages of investing in tax-advantaged and taxable instruments, current and prospective owner profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and investment alternatives, including comparisons between the Certificates and the characteristics of and market for such alternatives.

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

Hartford Life Insurance Company ("Hartford Life"), which is the parent company of Hartford Life and Annuity Insurance Company, is or may become involved in various legal actions, in the normal course of its business, in which claims for alleged economic and punitive damages have been or may be asserted, some for substantial amounts. Some of the pending litigation has been filed as purported class actions and some actions have been filed in certain jurisdictions that permit punitive damage awards that are disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, Hartford Life does not anticipate that the ultimate liability arising from potential, pending or threatened legal actions, after consideration of provisions made for estimated losses and costs of defense, will have a material adverse effect on the financial condition or operating results of Hartford Life.

On March 15, 2002, a jury in the U.S. District Court for the Eastern District of Missouri issued a verdict in Bancorp Services, LLC ("Bancorp") v. Hartford Life Insurance Company, et al. in favor of Bancorp in the amount of $118 million. The case involved claims of patent infringement, misappropriation of trade secrets, and breach of contract against Hartford Life and its affiliate International Corporate Marketing Group, Inc. ("ICMG"). The judge dismissed the patent infringement claim on summary judgment. The jury's award was based on the last two claims. On August 28, 2002, the Court entered an order awarding Bancorp prejudgment interest on the breach of contract claim in the amount of $16 million.

Hartford Life and ICMG have appealed the judgment on the trade secret and breach of contract claims. Bancorp has cross-claimed the pre-trial dismissal of its patent infringement claim. Hartford Life's management, based on the opinion of its legal advisors, believes that there is a substantial likelihood that the jury award will not survive at its current amount. Based on the advice of legal counsel regarding the potential outcome of this litigation, Hartford Life recorded an $11 million after-tax charge in the first quarter of 2002 to increase litigation reserves associated with this matter. Should Hartford Life and ICMG not succeed in eliminating or reducing the judgment, a significant additional expense would be recorded in the future related to this matter.

On March 16, 2003, a final decision and award was issued in an arbitration between Hartford Life and one of its primary reinsurers relating to policies with death benefit guarantees written from 1994 to 1999. The arbitration involved alleged breaches under the reinsurance treaties. Although Hartford Life believed that its position in this arbitration was strong, an adverse outcome could have resulted in a decrease to Hartford Life's statutory surplus and capital and could have potentially increased the death benefit costs incurred by Hartford Life in the future. Under the terms of the final decision and award, the reinsurer's reinsurance obligations to Hartford Life were not limited or reduced in any manner and, as a result, are left unchanged.
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26                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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INDEPENDENT PUBLIC ACCOUNTANTS

We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the financial statements of Hartford Life and Annuity Insurance Company for the periods ending December 31, 2000 and December 31, 2001 and of the Separate Account for the year ended December 31, 2001 that were audited by Arthur Andersen LLP and are included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   27
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GLOSSARY OF SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCUMULATION UNIT: A unit of measure we use to calculate the value of an Investment Division.

CASH SURRENDER VALUE: The Cash Value, minus Debt, minus accrued charges that we have not deducted.

CASH VALUE: The Investment Value plus the Loan Account Value.

CERTIFICATE: The form evidencing and describing your rights, benefits, and options under the Policy. The Certificate will describe, among other things,
(i) the benefits payable upon the death of the named Insured, (ii) to whom the benefits are payable and (iii) the limits and other terms of the Policy as they pertain to the Insured.

CERTIFICATE ANNIVERSARY: An anniversary of the Coverage Date.

COVERAGE DATE: The date insurance under the Certificate is effective as to an Insured and from which we determine Coverage Months and Coverage Years.

COVERAGE MONTH(S): The 1-month period and each successive 1-month period following the Coverage Date.

COVERAGE YEAR(S): The 12-month period and each successive 12-month period following the Coverage Date.

CUSTOMER SERVICE CENTER: The service area of Hartford Life and Annuity Insurance Company located at 100 Campus Drive, Suite 250, Florham Park, New Jersey 07932.

DEATH PROCEEDS: The amount that we will pay on the death of the Insured. This equals the death benefit minus any outstanding Debt plus any rider benefits payable.

DEBT: The aggregate amount of outstanding Loans, plus any interest accrued at the adjustable loan interest rate.

FACE AMOUNT: The minimum death benefit as long as the Certificate is in force. We specify the Face Amount you chose on your Certificate. We may change the Face Amount after certificate issuance on your request or due to a change in death benefit option or a partial withdrawal.

FUNDS: The underlying investment vehicles for the Separate Account. Each Fund is a registered management investment company, and may be divided into series of Portfolios.

HARTFORD OR US OR WE OR OUR: Hartford Life and Annuity Insurance Company.

INSURED: The person on whose life we issue the Certificate. We identify the Insured in the Certificate.

INVESTMENT DIVISION: A separate division of the Separate Account which invests exclusively in the shares of a specified Portfolio of a Fund.

INVESTMENT VALUE: The sum of the values of assets in the Investment Divisions under the Certificate.

LOAN: Any amount borrowed against the Investment Value under the Certificate.

LOAN ACCOUNT: An account in our general account, established for any amounts transferred from the Investment Divisions for requested loans. The Loan Account credits a fixed rate of interest that is not based on the investment experience of the Separate Account.

LOAN ACCOUNT VALUE: The amounts of the Investment Value transferred to (or from) our general account to secure Loans, plus interest accrued at the daily equivalent of an annual rate equal to the adjustable loan interest rate actually charged, reduced by not more than 1%.

MATURITY DATE: The date on which your Certificate matures and your Certificate terminates.

MONTHLY DEDUCTION AMOUNT: The fees and charges deducted from the Investment Value on the Processing Date.

NET PREMIUM: The amount of premium credited to the Investment Divisions.

PORTFOLIO: A division or series of a Fund that serves as the underlying investment vehicle of an Investment Division of the Separate Account. Each Investment Division purchases shares of a Portfolio of a Fund.

PROCESSING DATE(S): The day(s) on which we deduct charges from the Investment Value. The first Processing Date is the Coverage Date. There is a Processing Date each month. Later Processing Dates are on the same calendar day as the Coverage Date, or on the last day of any month which has no such calendar date.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The period between the close of business on successive Valuation Days.

VARIABLE INSURANCE AMOUNT: The Cash Value multiplied by the applicable variable insurance factor provided in the Certificate.

YOU OR YOUR: The person or legal entity designated as the owner in the enrollment form or as subsequently changed. This person or legal entity may be someone other than the Insured. You possess all rights under the Policy with respect to the Certificate.
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28                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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WHERE YOU CAN FIND MORE INFORMATION

You can call your representative with questions or to receive a copy of the Statement of Additional Information, free of charge, or write to us at:

       International Corporate Marketing Group
       Attn: Registered Products
       100 Campus Drive, Suite 250
       Florham Park, NJ 07932

The Statement of Additional Information contains more information about this life insurance policy. Like this prospectus, it is filed with the Securities and Exchange Commission. You should read the Statement of Additional Information because you are bound by the terms contained in it. You can contact your representative for a personalized illustration of policy fees and charges, free of charge.

We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room located at 450 Fifth Street, NW, Washington, DC 20549-0102. Please call the SEC at 202-942-8090 for further information. Copies of reports or other information filed with the SEC may be obtained, upon payment of a duplicating fee, by writing the SEC's Public Reference Section. Our SEC filings are also available to the public at the SEC's website at http://www.sec.gov.

811-07387

                                    PART B

STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

WELLS FARGO NON-QUALIFIED SELECT-SM-
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus. To obtain a prospectus, call us at 1-800-854-3384.


DATE OF PROSPECTUS: MAY 3, 2004
DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 3, 2004

2                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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TABLE OF CONTENTS


                                                                         PAGE
                                                                         ----
 GENERAL INFORMATION AND HISTORY                                          3
 ----------------------------------------------------------------------------
 SERVICES                                                                 3
 ----------------------------------------------------------------------------
 EXPERTS                                                                  3
 ----------------------------------------------------------------------------
 DISTRIBUTION OF THE POLICIES                                             3
 ----------------------------------------------------------------------------
 ADDITIONAL INFORMATION ABOUT CHARGES                                     4
 ----------------------------------------------------------------------------
 PERFORMANCE DATA                                                         5
 ----------------------------------------------------------------------------
 FINANCIAL STATEMENTS                                                    SA-1
 ----------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION                                            3
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GENERAL INFORMATION AND HISTORY

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY ("HARTFORD") -- Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999.

Hartford Life and Annuity Insurance Company is controlled by Hartford Life Insurance Company, which is controlled by Hartford Life & Accident Insurance Company, which is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE was established as a separate account under Connecticut law on October 9, 1995. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES
--------------------------------------------------------------------------------

SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Investment Divisions.

EXPERTS
--------------------------------------------------------------------------------


The statutory basis balance sheets of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2003 and 2002, and the related statutory basis statements of income, changes in stockholders' equity and cash flows for each of the two years in the period ended December 31, 2003 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report dated March 26, 2004 and the statements of assets and liabilities of Hartford Life and Annuity Insurance Company ICMG Registered Variable Life Separate Account One (the "Account") as of December 31, 2003, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years ended December 31, 2003 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report dated February 25, 2004, which are both included in this Statement of Additional Information and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.



The statutory basis statement of income, changes in stockholders' equity and cash flows of Hartford Life and Annuity Insurance Company for the year ended December 31, 2001 included in this registration statement were audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said report. Reference is made to the report on the statutory basis financial statements of Hartford Life and Annuity Insurance Company which states that the statutory basis financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with accounting principles generally accepted in the United States of America.



We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the statutory basis statement of income, changes in stockholders' equity and cash flows of Hartford Life and Annuity Insurance Company for the year ended December 31, 2001 that were audited by Arthur Andersen LLP and are included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under
Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its report included herein.

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

DISTRIBUTION OF THE POLICIES

Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the Certificates and will offer the Policies on a continuous basis. HESCO is an affiliate of Hartford. Both HESCO and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal address of HESCO is the same as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").

The Policies will be sold by salespersons who represent Hartford as insurance agents and who are registered representatives of HESCO or certain other registered broker-dealers who have entered into distribution agreements with HESCO.


The maximum sales commission payable to Hartford agents, independent registered insurance brokers, and other registered broker-dealers is 20% of the premiums paid. Additionally, expense allowances, service fees and asset-based trail commissions may be paid. Hartford currently pays HESCO underwriting commissions for its role as Principal Underwriter of all policies associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HESCO in its role as Principal Underwriter has been: 2003: $1,339,101; 2002: $137,604; 2001: $924,728.


Broker-dealers or financial institutions are compensated according to a schedule set forth by HESCO and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments. This compensation is usually paid from the sales charges described in the Prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HESCO, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or other financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for broker-dealers or financial institutions, will be made by HESCO, its affiliates or Hartford out of their assets and will not effect the amounts paid by the policy owners or contract owners to purchase, hold or surrender variable insurance products.

ADDITIONAL INFORMATION ABOUT CHARGES
--------------------------------------------------------------------------------

SALES CHARGE -- The Current sales charge is 6.75% of any premium paid for Coverage Years 1 through 7 and 4.75% of any premium paid in Coverage Years 8 and later. The maximum sales charge is 9% of any premium paid in Coverage Years 1 through 7 and 7% of any premium paid in Coverage Years 8 and later.

Sales charges cover the expenses related to the sale and distribution of the Certificates.

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain of the charges and deductions described above (including, sales load, mortality and expense risk charge, cost of insurance charge and administrative charge) may be reduced for certain sales of the Certificates. To qualify for this reduction, a plan must satisfy certain criteria as to, for example, the expected number of owners and the anticipated Face Amount of all Certificates under the plan. Generally, the sales contacts and effort and administrative costs per Certificate vary based on such factors as the size of the plan, the purpose for which the Certificates are purchased and certain characteristics of the plan's members. From time to time, we may modify on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected Certificate Owners invested in ICMG Registered Variable Life Separate Account One.

UNDERWRITING PROCEDURES -- To purchase a Certificate you must submit an enrollment form to us. Within limits, you may choose the initial Premium and the initial Face Amount. Certificates generally will be issued only on the lives of insureds ages 79 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an enrollment form for any reason. No change in the terms or conditions of a Certificate will be made without your consent.

The cost of insurance charge is to cover our anticipated mortality costs. We use various underwriting procedures, including medical underwriting procedures, depending on the characteristics of the group to which the Policies are issued. The current cost of insurance rates for standard risks may be equal to or less than the 1980 Commissioners Standard Ordinary Mortality Table. Substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Mortality Table. The multiple will be based on the Insured's risk class. The use of simplified underwriting and guaranteed issue procedures may result in the cost of insurance charges being higher for some individuals than if medical underwriting procedures were used.

Cost of insurance rates are based on the age, sex (except where unisex rates apply), and rate class of the Insured and group mortality characteristics and the particular characteristics (such as the rate class structure) under the Policy that are agreed to by Hartford and the employer. The actual monthly cost of insurance rates will be based on our expectations as to future experience. We will determine the cost of insurance rate at the start of each Coverage Year. Any changes in the cost of insurance rate will be made uniformly for all Insureds in the same risk class.

The rate class of an Insured affects the cost of insurance rate. Hartford and the employer will agree to the number of classes and characteristics of each class. The classes may vary by smokers and nonsmokers, active and retired status, preferred and

STATEMENT OF ADDITIONAL INFORMATION                                            5
--------------------------------------------------------------------------------
standard and/or any other nondiscriminatory classes agreed to by the employer. Where smoker and non-smoker divisions are provided, an Insured who is in the nonsmoker division of a rate class will have a lower cost of insurance than an Insured in the smoker division of the same rate class, even if each Insured has an identical Certificate.

Because the Cash Value and the Death Benefit Amount under a Certificate may vary from month to month, the cost of insurance charge may also vary on each Processing Date.

INCREASES IN FACE AMOUNT -- At any time after purchasing a Certificate, You may request In Writing to change the Face Amount. In most cases, the minimum Face Amount of the Certificate is $50,000.

All requests to increase the Face Amount must be applied for on a new enrollment form. All requests will be subject to evidence of insurability satisfactory to Us and subject to Our rules then in effect. Any increase approved by Us will be effective on the Processing Date following the date We approve the request. The Monthly Deduction Amount on the first Processing Date on or after the effective date of the increase will increase as a result of the increase in Face Amount. We reserve the right to limit the number of increases made under the Certificate to not more than one in any 12 month period.

PERFORMANCE DATA
--------------------------------------------------------------------------------

Hartford may advertise the performance history of the underlying Funds of the Certificate. Performance history is based on the Funds' past performance only and is no indication of future performance.

The performance history of the underlying Funds includes deductions for the total fund operating expenses of the Funds. The performance information does not include any charges or fees that are deducted from your Certificate. These are charges and fees such as the sales charge, premium tax charge, deferred acquisition cost tax charge, partial withdrawal fee, cost of insurance charges, mortality and expense risk charge, administrative charge, and rider charges. Some of these charges vary depending on your age, gender, face amount, underwriting class, premiums, policy duration, and account value. All of these Certificate charges will have a significant impact on your Certificate's account value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your Certificate's performance, you should obtain a personalized illustration based on historical Fund performance from your representative.


Performance history of the underlying Funds is measured by comparing the value of the Fund at the beginning of the period to the value of the Fund at the end of the period. Performance is usually calculated for periods of quarterly, year-to-date, one year, three years, five years, ten years, and since the inception date of the Fund if the Fund has existed for more than ten years.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                     ICMG SEPARATE ACOUNT ONE -- OMNISOURCE
                              FINANCIAL STATEMENTS
                            AS OF DECEMBER 31, 2003
                                 TOGETHER WITH
                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

                 (This page has been left blank intentionally.)

 INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------
TO THE CONTRACT OWNERS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE,
OMNISOURCE AND THE BOARD OF DIRECTORS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

We have audited the accompanying statements of assets and liabilities, of Hartford Life and Annuity Insurance Company ICMG Registered Variable Life Separate Account One, OmniSource (the "Account") comprising the American Funds Asset Allocation Investment Division, American Funds Global Growth Investment Division, American Funds Growth Investment Division, American Funds International Investment Division, American Funds Global Small Capitalization Investment Division, Scudder VIT EAFE Equity Index Investment Division, Scudder VIT Equity 500 Index Investment Division, Scudder VIT Small Cap Index Investment Division, Alger American Growth Investment Division, Alger American Small Capitalization Investment Division, Fidelity VIP Equity-Income Investment Division, Fidelity VIP High Income Investment Division, Franklin Small Cap Investment Division, Franklin Strategic Income Securities Investment Division, Franklin Mutual Shares Securities Investment Division, Templeton Foreign Securities Investment Division, Templeton Growth Securities Investment Division, Hartford Advisers HLS Investment Division, Hartford HLS Fund Investment Division, Hartford Capital Appreciation HLS Investment Division, Hartford Money Market HLS Investment Division, Hartford Stock HLS Investment Division, Janus Aspen Worldwide Growth Investment Division, Janus Aspen Mid Cap Growth Investment Division, Janus Aspen Balanced Investment Division, Janus Aspen Flexible Income Investment Division, Janus Aspen International Growth Investment Division, JP Morgan Bond Investment Division, JP Morgan International Opportunities Investment Division, JP Morgan Small Company Investment Division, JP Morgan U.S. Large Cap Core Equity Investment Division, MFS Capital Opportunities Series Investment Division, MFS Emerging Growth Series Investment Division, MFS High Income Series Investment Division, MFS Investors Trust Series Investment Division, MFS New Discovery Series Investment Division, Universal Institutional Funds, Inc. Core Plus Fixed Income Investment Division, Universal Institutional Funds, Inc. Emerging Markets Equity Investment Division, Universal Institutional Funds, Inc. Equity Growth Investment Division, Universal Institutional Funds, Inc. Technology Investment Division, Universal Institutional Funds, Inc. High Yield Investment Division, Universal Institutional Funds, Inc. Mid Cap Growth Investment Division, Neuberger Berman AMT Balanced Investment Division, and Neuberger Berman AMT Partners Investment Division (collectively, the "sub-accounts") as of December 31, 2003, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years ended December 31, 2003 for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2003, by correspondence with investment companies; where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the sub-accounts constituting the Hartford Life and Annuity Insurance Company ICMG Registered Variable Life Separate Account One, OmniSource as of December 31, 2003, the results of their operations for the year then ended, and the changes in their net assets for each of the two years ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Hartford, Connecticut
February 25, 2004

_____________________________________ SA-1 _____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 OMNISOURCE
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

                               AMERICAN
                                FUNDS        AMERICAN FUNDS  AMERICAN FUNDS
                           ASSET ALLOCATION  GLOBAL GROWTH       GROWTH
                              INVESTMENT       INVESTMENT      INVESTMENT
                               DIVISION         DIVISION        DIVISION
                           ----------------  --------------  --------------
ASSETS:
  Investments:
    Number of Shares.....         14,033          39,700           45,839
                              ==========       =========       ==========
    Cost.................     $  202,759       $ 665,276       $2,845,621
                              ==========       =========       ==========
    Market Value.........     $  203,620       $ 605,428       $2,085,658
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --               --               --
  Receivable from fund
   shares sold...........              4              11               37
  Other assets...........              1         --               --
                              ----------       ---------       ----------
  Total Assets...........        203,625         605,439        2,085,695
                              ----------       ---------       ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............              4              11               37
  Payable for fund shares
   purchased.............       --               --               --
  Other liabilities......       --               --                     1
                              ----------       ---------       ----------
  Total Liabilities......              4              11               38
                              ----------       ---------       ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........     $  203,621       $ 605,428       $2,085,657
                              ==========       =========       ==========
VARIABLE LIFE INSURANCE
 POLICIES:
  Units owned by
   participants..........         18,468          71,235          247,481
  Unit price*............     $11.025446       $8.499029       $ 8.427555

  *  Rounded unit prices.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                                           AMERICAN FUNDS             SCUDDER VIT              SCUDDER VIT   SCUDDER VIT
                           AMERICAN FUNDS   GLOBAL SMALL   EAFE-REGISTERED TRADEMARK- EQUITY   EQUITY 500     SMALL CAP
                           INTERNATIONAL   CAPITALIZATION                INDEX                    INDEX         INDEX
                             INVESTMENT      INVESTMENT               INVESTMENT               INVESTMENT    INVESTMENT
                              DIVISION        DIVISION                 DIVISION                 DIVISION      DIVISION
                           --------------  --------------  ---------------------------------  -------------  -----------
ASSETS:
  Investments:
    Number of Shares.....        54,983          8,874                       66,115              1,147,456       75,253
                             ==========      =========             ================            ===========   ==========
    Cost.................    $1,020,262      $ 111,452             $        662,442            $12,469,279   $  861,210
                             ==========      =========             ================            ===========   ==========
    Market Value.........    $  736,771      $ 124,949             $        542,808            $13,356,388   $  921,102
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --             --                     --                           --            --
  Receivable from fund
   shares sold...........            13              2                           10                    237           17
  Other assets...........       --             --                     --                           --            --
                             ----------      ---------             ----------------            -----------   ----------
  Total Assets...........       736,784        124,951                      542,818             13,356,625      921,119
                             ----------      ---------             ----------------            -----------   ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............            13              2                           10                    237           17
  Payable for fund shares
   purchased.............       --             --                     --                           --            --
  Other liabilities......       --             --                                 1                      1       --
                             ----------      ---------             ----------------            -----------   ----------
  Total Liabilities......            13              2                           11                    238           17
                             ----------      ---------             ----------------            -----------   ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........    $  736,771      $ 124,949             $        542,807            $13,356,387   $  921,102
                             ==========      =========             ================            ===========   ==========
VARIABLE LIFE INSURANCE
 POLICIES:
  Units owned by
   participants..........        93,582         13,295                       60,426              1,185,097       73,465
  Unit price*............    $ 7.872967      $9.398205             $       8.982970            $ 11.270289   $12.537919

                                           ALGER AMERICAN
                           ALGER AMERICAN      SMALL       FIDELITY VIP
                               GROWTH      CAPITALIZATION  EQUITY-INCOME
                             INVESTMENT      INVESTMENT     INVESTMENT
                              DIVISION        DIVISION       DIVISION
                           --------------  --------------  -------------
ASSETS:
  Investments:
    Number of Shares.....        35,114          3,851           1,957
                             ==========      =========      ==========
    Cost.................    $1,704,571      $ 157,146      $   46,675
                             ==========      =========      ==========
    Market Value.........    $1,168,942      $  66,923      $   45,353
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --             --              --
  Receivable from fund
   shares sold...........            21            230             340
  Other assets...........       --             --              --
                             ----------      ---------      ----------
  Total Assets...........     1,168,963         67,153          45,693
                             ----------      ---------      ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............            21            230             340
  Payable for fund shares
   purchased.............       --             --              --
  Other liabilities......       --             --                    1
                             ----------      ---------      ----------
  Total Liabilities......            21            230             341
                             ----------      ---------      ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........    $1,168,942      $  66,923      $   45,352
                             ==========      =========      ==========
VARIABLE LIFE INSURANCE
 POLICIES:
  Units owned by
   participants..........        73,390          7,118           2,782
  Unit price*............    $15.927709      $9.401459      $16.300986

  *  Rounded unit prices.

_____________________________________ SA-3 _____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 OMNISOURCE
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                                         FRANKLIN
                           FIDELITY VIP   FRANKLIN   STRATEGIC INCOME
                           HIGH INCOME   SMALL CAP      SECURITIES
                            INVESTMENT   INVESTMENT     INVESTMENT
                             DIVISION     DIVISION       DIVISION
                           ------------  ----------  ----------------
ASSETS:
  Investments:
    Number of Shares.....           34      14,714           1,645
                            ==========   =========      ==========
    Cost.................   $      229   $ 297,233      $   16,433
                            ==========   =========      ==========
    Market Value.........   $      235   $ 256,467      $   20,002
  Due from Hartford Life
   and Annuity Insurance
   Company...............      --           --
  Receivable from fund
   shares sold...........      --                5        --
  Other assets...........           14      --            --
                            ----------   ---------      ----------
  Total Assets...........          249     256,472          20,002
                            ----------   ---------      ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --                5        --
  Payable for fund shares
   purchased.............      --           --            --
  Other liabilities......            1      --            --
                            ----------   ---------      ----------
  Total Liabilities......            1           5        --
                            ----------   ---------      ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........   $      248   $ 256,467      $   20,002
                            ==========   =========      ==========
VARIABLE LIFE INSURANCE
 POLICIES:
  Units owned by
   participants..........           23      33,103           1,435
  Unit price*............   $10.650261   $7.747642      $13.941490

  *  Rounded unit prices.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                             FRANKLIN
                           MUTUAL SHARES      TEMPLETON       TEMPLETON GROWTH                                    HARTFORD CAPITAL
                            SECURITIES    FOREIGN SECURITIES     SECURITIES     HARTFORD ADVISERS  HARTFORD BOND    APPRECIATION
                            INVESTMENT        INVESTMENT         INVESTMENT        INVESTMENT       INVESTMENT       INVESTMENT
                             DIVISION          DIVISION           DIVISION          DIVISION         DIVISION         DIVISION
                           -------------  ------------------  ----------------  -----------------  -------------  ----------------
ASSETS:
  Investments:
    Number of Shares.....       39,543           14,315              15,067            30,091          232,571           39,577
                            ==========        =========          ==========         =========       ==========       ==========
    Cost.................   $  540,022        $ 146,456          $  168,554         $ 783,756       $2,499,787       $2,232,893
                            ==========        =========          ==========         =========       ==========       ==========
    Market Value.........   $  588,794        $ 175,214          $  168,604         $ 682,227       $2,864,618       $1,777,293
  Due from Hartford Life
   and Annuity Insurance
   Company
  Receivable from fund
   shares sold...........           10                3                   3                12               51               32
  Other assets...........      --              --                         1                 1                9         --
                            ----------        ---------          ----------         ---------       ----------       ----------
  Total Assets...........      588,804          175,217             168,608           682,240        2,864,678        1,777,325
                            ----------        ---------          ----------         ---------       ----------       ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............           10                3                   3                12               51               32
  Payable for fund shares
   purchased.............      --              --                  --                --                --              --
  Other liabilities......      --              --                  --                --                --                   284
                            ----------        ---------          ----------         ---------       ----------       ----------
  Total Liabilities......           10                3                   3                12               51              316
                            ----------        ---------          ----------         ---------       ----------       ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........   $  588,794        $ 175,214          $  168,605         $ 682,228       $2,864,627       $1,777,009
                            ==========        =========          ==========         =========       ==========       ==========
VARIABLE LIFE INSURANCE
 POLICIES:
  Units owned by
   participants..........       45,926           18,769              15,432            70,906          176,050           78,714
  Unit price*............   $12.820562        $9.335400          $10.925361         $9.621597       $16.271655       $22.575622


                           HARTFORD MONEY
                               MARKET      HARTFORD STOCK
                             INVESTMENT      INVESTMENT
                              DIVISION        DIVISION
                           --------------  --------------
ASSETS:
  Investments:
    Number of Shares.....     7,722,003          1,387
                             ==========      =========
    Cost.................    $7,722,003      $  68,718
                             ==========      =========
    Market Value.........    $7,722,003      $  61,550
  Due from Hartford Life
   and Annuity Insurance
   Company
  Receivable from fund
   shares sold...........           277              1
  Other assets...........       --             --
                             ----------      ---------
  Total Assets...........     7,722,311         61,551
                             ----------      ---------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............           277              1
  Payable for fund shares
   purchased.............       --             --
  Other liabilities......       --             --
                             ----------      ---------
  Total Liabilities......           277              1
                             ----------      ---------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........    $7,722,034      $  61,550
                             ==========      =========
VARIABLE LIFE INSURANCE
 POLICIES:
  Units owned by
   participants..........       612,967          7,820
  Unit price*............    $12.597792      $7.870686

  *  Rounded unit prices.

_____________________________________ SA-5 _____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 OMNISOURCE
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                             JANUS ASPEN      JANUS ASPEN    JANUS ASPEN
                           WORLDWIDE GROWTH  MID CAP GROWTH   BALANCED
                              INVESTMENT       INVESTMENT    INVESTMENT
                               DIVISION       DIVISION (A)    DIVISION
                           ----------------  --------------  -----------
ASSETS:
  Investments:
    Number of Shares.....         5,140           18,141         61,191
                              =========        =========     ==========
    Cost.................     $ 230,640        $ 855,362     $1,574,489
                              =========        =========     ==========
    Market Value.........     $ 132,108        $ 381,868     $1,457,568
  Due from Hartford Life
   and Annuity Insurance
   Company
  Receivable from fund
   shares sold...........             2                7             26
  Other assets...........       --               --              --
                              ---------        ---------     ----------
  Total Assets...........       132,110          381,875      1,457,594
                              ---------        ---------     ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............             2                7             26
  Payable for fund shares
   purchased.............       --               --              --
  Other liabilities......       --               --              --
                              ---------        ---------     ----------
  Total Liabilities......             2                7             26
                              ---------        ---------     ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........     $ 132,108        $ 381,868     $1,457,568
                              =========        =========     ==========
VARIABLE LIFE INSURANCE
 POLICIES:
  Units owned by
   participants..........        20,347           78,370        141,866
  Unit price*............     $6.492881        $4.872655     $10.274235

  *  Rounded unit prices.
(a) Formerly Janus Aspen Aggressive Growth Portfolio Sub-Account. Change effective May 1, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                                             JANUS ASPEN                  JP MORGAN                     JP MORGAN
                             JANUS ASPEN    INTERNATIONAL   JP MORGAN   INTERNATIONAL    JP MORGAN    U.S. LARGE CAP   MFS CAPITAL
                           FLEXIBLE INCOME     GROWTH         BOND      OPPORTUNITIES  SMALL COMPANY   CORE EQUITY    OPPORTUNITIES
                             INVESTMENT      INVESTMENT    INVESTMENT    INVESTMENT     INVESTMENT      INVESTMENT     INVESTMENT
                              DIVISION        DIVISION      DIVISION      DIVISION       DIVISION      DIVISION (B)     DIVISION
                           ---------------  -------------  -----------  -------------  -------------  --------------  -------------
ASSETS:
  Investments:
    Number of Shares.....        62,455           7,083        35,374       552,086         92,315          32,616         12,717
                             ==========       =========    ==========    ==========     ==========      ==========      =========
    Cost.................    $  746,023       $ 217,558    $  404,494    $5,857,901     $1,236,499      $  523,409      $ 262,894
                             ==========       =========    ==========    ==========     ==========      ==========      =========
    Market Value.........    $  819,410       $ 162,135    $  436,518    $5,217,216     $1,297,953      $  408,020      $ 154,001
  Due from Hartford Life
   and Annuity Insurance
   Company
  Receivable from fund
   shares sold...........            15               3             8            92             23               7              3
  Other assets...........       --              --             --                 1        --              --             --
                             ----------       ---------    ----------    ----------     ----------      ----------      ---------
  Total Assets...........       819,425         162,138       436,526     5,217,309      1,297,976         408,027        154,004
                             ----------       ---------    ----------    ----------     ----------      ----------      ---------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............            15               3             8            92             23               7              3
  Payable for fund shares
   purchased.............       --              --             --           --             --              --             --
  Other liabilities......       --              --             --           --             --              --             --
                             ----------       ---------    ----------    ----------     ----------      ----------      ---------
  Total Liabilities......            15               3             8            92             23               7              3
                             ----------       ---------    ----------    ----------     ----------      ----------      ---------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........    $  819,410       $ 162,135    $  436,518    $5,217,217     $1,297,953      $  408,020      $ 154,001
                             ==========       =========    ==========    ==========     ==========      ==========      =========
VARIABLE LIFE INSURANCE
 POLICIES:
  Units owned by
   participants..........        62,143          23,629        32,019       514,983        108,656          37,798         23,374
  Unit price*............    $13.185777       $6.861603    $13.632922    $10.130847     $11.945521      $10.794837      $6.588614


                           MFS EMERGING
                              GROWTH
                            INVESTMENT
                             DIVISION
                           ------------
ASSETS:
  Investments:
    Number of Shares.....       6,190
                            =========
    Cost.................   $ 188,487
                            =========
    Market Value.........   $  96,004
  Due from Hartford Life
   and Annuity Insurance
   Company
  Receivable from fund
   shares sold...........           2
  Other assets...........      --
                            ---------
  Total Assets...........      96,006
                            ---------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............           2
  Payable for fund shares
   purchased.............      --
  Other liabilities......      --
                            ---------
  Total Liabilities......           2
                            ---------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........   $  96,004
                            =========
VARIABLE LIFE INSURANCE
 POLICIES:
  Units owned by
   participants..........      18,258
  Unit price*............   $5.258188

  *  Rounded unit prices.
(b) Formerly JP Morgan U.S. Disciplined Equity Portfolio Investment Division. Change effective March 31, 2003.

_____________________________________ SA-7 _____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 OMNISOURCE
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003


                            MFS HIGH    MFS INVESTORS   MFS NEW
                             INCOME         TRUST      DISCOVERY
                           INVESTMENT    INVESTMENT    INVESTMENT
                            DIVISION      DIVISION      DIVISION
                           -----------  -------------  ----------
ASSETS:
  Investments:
    Number of Shares.....      15,137        45,437       49,227
                           ==========     =========    =========
    Cost.................  $  140,147     $ 875,826    $ 804,065
                           ==========     =========    =========
    Market Value.........  $  150,913     $ 742,444    $ 687,206
  Due from Hartford Life
   and Annuity Insurance
   Company
  Receivable from fund
   shares sold...........           3            13           12
  Other assets...........      --                 1       --
                           ----------     ---------    ---------
  Total Assets...........     150,916       742,458      687,218
                           ----------     ---------    ---------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............           3            13           12
  Payable for fund shares
   purchased.............      --           --            --
  Other liabilities......           1       --            --
                           ----------     ---------    ---------
  Total Liabilities......           4            13           12
                           ----------     ---------    ---------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........  $  150,912     $ 742,445    $ 687,206
                           ==========     =========    =========
VARIABLE LIFE INSURANCE
 POLICIES:
  Units owned by
   participants..........      13,222        91,666       77,465
  Unit price*............  $11.413530     $8.099482    $8.871221

  *  Rounded unit prices.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                             UNIVERSAL       UNIVERSAL                                                     UNIVERSAL
                           INSTITUTIONAL   INSTITUTIONAL      UNIVERSAL      UNIVERSAL      UNIVERSAL    INSTITUTIONAL
                            FUNDS, INC.     FUNDS, INC.     INSTITUTIONAL  INSTITUTIONAL  INSTITUTIONAL   FUNDS, INC.
                             CORE PLUS    EMERGING MARKETS   FUNDS, INC.    FUNDS, INC.    FUNDS, INC.      MID CAP
                           FIXED INCOME        EQUITY       EQUITY GROWTH   TECHNOLOGY     HIGH YIELD       GROWTH
                            INVESTMENT       INVESTMENT      INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT
                           DIVISION (C)     DIVISION (D)    DIVISION (E)   DIVISION (F)   DIVISION (G)   DIVISION (H)
                           -------------  ----------------  -------------  -------------  -------------  -------------
ASSETS:
  Investments:
    Number of Shares.....       914,541         123,641              20         15,534         15,664         42,580
                            ===========      ==========      ==========      =========     ==========      =========
    Cost.................   $ 9,739,608      $1,366,407      $      272      $ 119,922     $  152,162      $ 549,411
                            ===========      ==========      ==========      =========     ==========      =========
    Market Value.........   $10,553,801      $1,117,716      $      251      $  56,700     $  111,058      $ 362,778
  Due from Hartford Life
   and Annuity Insurance
   Company
  Receivable from fund
   shares sold...........           188              20         --                   1              2              6
  Other assets...........       --             --               --             --             --             --
                            -----------      ----------      ----------      ---------     ----------      ---------
  Total Assets...........    10,553,990       1,117,736             251         56,701        111,060        362,784
                            -----------      ----------      ----------      ---------     ----------      ---------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............           188              20         --                   2              2              6
  Payable for fund shares
   purchased.............       --             --               --             --             --             --
  Other liabilities......       --                    1               1        --             --             --
                            -----------      ----------      ----------      ---------     ----------      ---------
  Total Liabilities......           188              21               1              2              2              6
                            -----------      ----------      ----------      ---------     ----------      ---------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........   $10,553,802      $1,117,715      $      250      $  56,699     $  111,058      $ 362,778
                            ===========      ==========      ==========      =========     ==========      =========
VARIABLE LIFE INSURANCE
 POLICIES:
  Units owned by
   participants..........       751,355          94,797              23         17,665         10,455         51,922
  Unit price*............   $ 14.046366      $11.790643      $10.763825      $3.209743     $10.622777      $6.986918


                           NEUBERGER BERMAN  NEUBERGER BERMAN
                             AMT BALANCED      AMT PARTNERS
                              INVESTMENT        INVESTMENT
                               DIVISION          DIVISION
                           ----------------  ----------------
ASSETS:
  Investments:
    Number of Shares.....             57             2,114
                              ==========        ==========
    Cost.................     $      563        $  103,852
                              ==========        ==========
    Market Value.........     $      506        $   32,562
  Due from Hartford Life
   and Annuity Insurance
   Company
  Receivable from fund
   shares sold...........       --                     297
  Other assets...........       --                --
                              ----------        ----------
  Total Assets...........            506            62,571
                              ----------        ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --                     297
  Payable for fund shares
   purchased.............       --                --
  Other liabilities......       --                --
                              ----------        ----------
  Total Liabilities......       --                     297
                              ----------        ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........     $      506        $   62,274
                              ==========        ==========
VARIABLE LIFE INSURANCE
 POLICIES:
  Units owned by
   participants..........             37             4,287
  Unit price*............     $13.733556        $14.526176

  *  Rounded unit prices.
(c) Formerly reported as Morgan Stanley Core Plus Fixed Income Investment Division.
(d) Formerly reported as Morgan Stanley Emerging Markets Equity Investment Division.
(e)  Formerly reported as Morgan Stanley Equity Growth Investment Division.
(f)  Formerly reported as Morgan Stanley Technology Investment Division.
(g)  Formerly reported as Morgan Stanley High Yield Investment Division.
(h)  Formerly reported as Morgan Stanley Mid Cap Growth Investment Division.

_____________________________________ SA-9 _____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 OMNISOURCE
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

                               AMERICAN
                                FUNDS        AMERICAN FUNDS
                           ASSET ALLOCATION  GLOBAL GROWTH
                              INVESTMENT       INVESTMENT
                               DIVISION         DIVISION
                           ----------------  --------------
INVESTMENT INCOME:
  Dividends..............      $  4,201         $  2,031
                               --------         --------
EXPENSE:
  Mortality and expense
   risk undertakings.....        (2,039)          (3,211)
                               --------         --------
    Net investment income
     (loss)..............         2,162           (1,180)
                               --------         --------
CAPITAL GAIN INCOME......       --               --
                               --------         --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on investment
   transactions..........       (19,368)             914
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        79,509          155,076
                               --------         --------
    Net realized and
     unrealized gain
     (loss) on
     investments.........        60,141          155,990
                               --------         --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $ 62,303         $154,810
                               ========         ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                                                           AMERICAN FUNDS             SCUDDER VIT             SCUDDER VIT
                           AMERICAN FUNDS  AMERICAN FUNDS   GLOBAL SMALL   EAFE-REGISTERED TRADEMARK- EQUITY  EQUITY 500
                               GROWTH      INTERNATIONAL   CAPITALIZATION                INDEX                   INDEX
                             INVESTMENT      INVESTMENT      INVESTMENT               INVESTMENT              INVESTMENT
                              DIVISION        DIVISION        DIVISION                 DIVISION                DIVISION
                           --------------  --------------  --------------  ---------------------------------  -----------
INVESTMENT INCOME:
  Dividends..............     $  1,922        $  8,034        $   646               $        15,667           $  142,487
                              --------        --------        -------               ---------------           ----------
EXPENSE:
  Mortality and expense
   risk undertakings.....      (12,378)         (3,639)          (770)                       (5,405)             (75,712)
                              --------        --------        -------               ---------------           ----------
    Net investment income
     (loss)..............      (10,456)          4,395           (124)                       10,262               66,775
                              --------        --------        -------               ---------------           ----------
CAPITAL GAIN INCOME......      --              --              --                     --                          --
                              --------        --------        -------               ---------------           ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on investment
   transactions..........        5,924           5,648          6,952                       178,133               33,765
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      607,562         173,350         49,603                        95,392            2,799,657
                              --------        --------        -------               ---------------           ----------
    Net realized and
     unrealized gain
     (loss) on
     investments.........      613,486         178,998         56,555                       273,525            2,833,422
                              --------        --------        -------               ---------------           ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $603,030        $183,393        $56,431               $       283,787           $2,900,197
                              ========        ========        =======               ===============           ==========

                           SCUDDER VIT
                            SMALL CAP   ALGER AMERICAN
                              INDEX         GROWTH
                           INVESTMENT     INVESTMENT
                            DIVISION       DIVISION
                           -----------  --------------
INVESTMENT INCOME:
  Dividends..............   $  7,852      $  --
                            --------      ----------
EXPENSE:
  Mortality and expense
   risk undertakings.....     (5,226)        (18,370)
                            --------      ----------
    Net investment income
     (loss)..............      2,626         (18,370)
                            --------      ----------
CAPITAL GAIN INCOME......     --             --
                            --------      ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on investment
   transactions..........     30,182        (578,005)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    285,236       1,368,879
                            --------      ----------
    Net realized and
     unrealized gain
     (loss) on
     investments.........    315,418         790,874
                            --------      ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $318,044      $  772,504
                            ========      ==========

_____________________________________ SA-11 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 OMNISOURCE
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                           ALGER AMERICAN
                               SMALL       FIDELITY VIP
                           CAPITALIZATION  ASSET MANAGER
                             INVESTMENT     INVESTMENT
                              DIVISION       DIVISION
                           --------------  -------------
INVESTMENT INCOME:
  Dividends..............     $--            $      10
                              --------       ---------
EXPENSE:
  Mortality and expense
   risk undertakings.....         (426)        --
                              --------       ---------
    Net investment income
     (loss)..............         (426)             10
                              --------       ---------
CAPITAL GAIN INCOME......      --              --
                              --------       ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on investment
   transactions..........      (10,735)            (62)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       34,214              87
                              --------       ---------
    Net realized and
     unrealized gain
     (loss) on
     investments.........       23,479              25
                              --------       ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $ 23,053       $      35
                              ========       =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                                                                                      FRANKLIN        FRANKLIN
                           FIDELITY VIP   FIDELITY VIP  FIDELITY VIP   FRANKLIN   STRATEGIC INCOME  MUTUAL SHARES
                           EQUITY-INCOME  HIGH INCOME     OVERSEAS    SMALL CAP      SECURITIES      SECURITIES
                            INVESTMENT     INVESTMENT    INVESTMENT   INVESTMENT     INVESTMENT      INVESTMENT
                             DIVISION       DIVISION      DIVISION     DIVISION       DIVISION        DIVISION
                           -------------  ------------  ------------  ----------  ----------------  -------------
INVESTMENT INCOME:
  Dividends..............     $   772      $  --          $   150      $ --          $     602        $ 12,462
                              -------      ---------      -------      --------      ---------        --------
EXPENSE:
  Mortality and expense
   risk undertakings.....        (268)            (1)        (120)       (5,683)          (172)         (7,308)
                              -------      ---------      -------      --------      ---------        --------
    Net investment income
     (loss)..............         504             (1)          30        (5,683)           430           5,154
                              -------      ---------      -------      --------      ---------        --------
CAPITAL GAIN INCOME......      --             --           --            --            --               --
                              -------      ---------      -------      --------      ---------        --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on investment
   transactions..........      (1,801)        --           (4,888)      114,883            496         135,974
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      12,127              6       11,620       173,446          2,904         113,485
                              -------      ---------      -------      --------      ---------        --------
    Net realized and
     unrealized gain
     (loss) on
     investments.........      10,326              6        6,732       288,329          3,400         249,459
                              -------      ---------      -------      --------      ---------        --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $10,830      $       5      $ 6,762      $282,646      $   3,830        $254,613
                              =======      =========      =======      ========      =========        ========


                               TEMPLETON
                           FOREIGN SECURITIES
                               INVESTMENT
                                DIVISION
                           ------------------
INVESTMENT INCOME:
  Dividends..............      $    2,553
                               ----------
EXPENSE:
  Mortality and expense
   risk undertakings.....            (865)
                               ----------
    Net investment income
     (loss)..............           1,688
                               ----------
CAPITAL GAIN INCOME......        --
                               ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on investment
   transactions..........           6,840
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................          45,054
                               ----------
    Net realized and
     unrealized gain
     (loss) on
     investments.........          51,894
                               ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $   53,582
                               ==========

_____________________________________ SA-13 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 OMNISOURCE
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                           TEMPLETON GROWTH
                              SECURITIES     HARTFORD ADVISERS
                              INVESTMENT        INVESTMENT
                               DIVISION          DIVISION
                           ----------------  -----------------
INVESTMENT INCOME:
  Dividends..............      $  2,649          $ 14,594
                               --------          --------
EXPENSE:
  Mortality and expense
   risk undertakings.....        (2,066)           (3,926)
                               --------          --------
    Net investment income
     (loss)..............           583            10,668
                               --------          --------
CAPITAL GAIN INCOME......       --                --
                               --------          --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on investment
   transactions..........       (86,264)          (20,252)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       145,592           105,685
                               --------          --------
    Net realized and
     unrealized gain
     (loss) on
     investments.........        59,328            85,433
                               --------          --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $ 59,911          $ 96,101
                               ========          ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                                          HARTFORD CAPITAL  HARTFORD MONEY                    JANUS ASPEN      JANUS ASPEN
                           HARTFORD BOND    APPRECIATION        MARKET      HARTFORD STOCK  WORLDWIDE GROWTH  MID CAP GROWTH
                            INVESTMENT       INVESTMENT       INVESTMENT      INVESTMENT       INVESTMENT       INVESTMENT
                             DIVISION         DIVISION         DIVISION        DIVISION         DIVISION       DIVISION (A)
                           -------------  ----------------  --------------  --------------  ----------------  --------------
INVESTMENT INCOME:
  Dividends..............    $111,960         $  8,986         $ 49,280       $     630         $  5,612         $--
                             --------         --------         --------       ---------         --------         --------
EXPENSE:
  Mortality and expense
   risk undertakings.....     (20,138)         (13,105)         (45,367)           (240)          (4,849)          (7,553)
                             --------         --------         --------       ---------         --------         --------
    Net investment income
     (loss)..............      91,822           (4,119)           3,913             390              763           (7,553)
                             --------         --------         --------       ---------         --------         --------
CAPITAL GAIN INCOME......      12,958          --               --              --               --               --
                             --------         --------         --------       ---------         --------         --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on investment
   transactions..........      80,575           26,185          --                    9           (4,967)         141,176
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      47,002          704,545          --                8,959          163,143          195,763
                             --------         --------         --------       ---------         --------         --------
    Net realized and
     unrealized gain
     (loss) on
     investments.........     127,577          730,730          --                8,968          158,176          336,939
                             --------         --------         --------       ---------         --------         --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $232,357         $726,611         $  3,913       $   9,358         $158,939         $329,386
                             ========         ========         ========       =========         ========         ========

                           JANUS ASPEN
                            BALANCED
                           INVESTMENT
                            DIVISION
                           -----------
INVESTMENT INCOME:
  Dividends..............   $ 30,786
                            --------
EXPENSE:
  Mortality and expense
   risk undertakings.....    (14,210)
                            --------
    Net investment income
     (loss)..............     16,576
                            --------
CAPITAL GAIN INCOME......     --
                            --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on investment
   transactions..........     16,473
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    235,049
                            --------
    Net realized and
     unrealized gain
     (loss) on
     investments.........    251,522
                            --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $268,098
                            ========

(a) Formerly Janus Aspen Aggressive Growth Portfolio Investment Division. Change effective May 1, 2003.

_____________________________________ SA-15 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 OMNISOURCE
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                             JANUS ASPEN
                             JANUS ASPEN    INTERNATIONAL
                           FLEXIBLE INCOME     GROWTH
                             INVESTMENT      INVESTMENT
                              DIVISION        DIVISION
                           ---------------  -------------
INVESTMENT INCOME:
  Dividends..............    $   29,554        $ 1,349
                             ----------        -------
EXPENSE:
  Mortality and expense
   risk undertakings.....        (4,865)          (880)
                             ----------        -------
    Net investment income
     (loss)..............        24,689            469
                             ----------        -------
CAPITAL GAIN INCOME......       --              --
                             ----------        -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on investment
   transactions..........         1,270          3,403
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        12,348         41,322
                             ----------        -------
    Net realized and
     unrealized gain
     (loss) on
     investments.........        13,618         44,725
                             ----------        -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $   38,307        $45,194
                             ==========        =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                                         JP MORGAN                     JP MORGAN
                           JP MORGAN   INTERNATIONAL    JP MORGAN    U.S. LARGE CAP   MFS CAPITAL   MFS EMERGING   MFS HIGH
                              BOND     OPPORTUNITIES  SMALL COMPANY   CORE EQUITY    OPPORTUNITIES     GROWTH       INCOME
                           INVESTMENT   INVESTMENT     INVESTMENT      INVESTMENT     INVESTMENT     INVESTMENT   INVESTMENT
                            DIVISION     DIVISION       DIVISION      DIVISION (B)     DIVISION       DIVISION     DIVISION
                           ----------  -------------  -------------  --------------  -------------  ------------  ----------
INVESTMENT INCOME:
  Dividends..............   $ 55,448    $   44,346      $ --            $ 11,026        $   398       $--          $ 7,367
                            --------    ----------      --------        --------        -------       -------      -------
EXPENSE:
  Mortality and expense
   risk undertakings.....    (11,669)      (29,738)       (8,310)         (7,241)        (1,077)         (965)      (3,291)
                            --------    ----------      --------        --------        -------       -------      -------
    Net investment income
     (loss)..............     43,779        14,608        (8,310)          3,785           (679)         (965)       4,076
                            --------    ----------      --------        --------        -------       -------      -------
CAPITAL GAIN INCOME......     --           --             --             --              --            --            --
                            --------    ----------      --------        --------        -------       -------      -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on investment
   transactions..........     16,526        47,682        82,849          26,645           (643)        8,786       53,846
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    (53,431)    1,240,226       325,262         252,760         42,716        22,302       16,838
                            --------    ----------      --------        --------        -------       -------      -------
    Net realized and
     unrealized gain
     (loss) on
     investments.........    (36,905)    1,287,908       408,111         279,405         42,073        31,088       70,684
                            --------    ----------      --------        --------        -------       -------      -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $  6,874    $1,302,516      $399,801        $283,190        $41,394       $30,123      $74,760
                            ========    ==========      ========        ========        =======       =======      =======

(b) Formerly JP Morgan U.S. Disciplined Equity Portfolio Investment Division. Change effective March 31, 2003.

_____________________________________ SA-17 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 OMNISOURCE
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                        UNIVERSAL
                                                      INSTITUTIONAL
                                                       FUNDS, INC.
                           MFS INVESTORS   MFS NEW      CORE PLUS
                               TRUST      DISCOVERY   FIXED INCOME
                            INVESTMENT    INVESTMENT   INVESTMENT
                             DIVISION      DIVISION   DIVISION (C)
                           -------------  ----------  -------------
INVESTMENT INCOME:
  Dividends..............    $  7,977      $ --         $  6,820
                             --------      --------     --------
EXPENSE:
  Mortality and expense
   risk undertakings.....      (5,225)       (4,684)     (72,682)
                             --------      --------     --------
    Net investment income
     (loss)..............       2,752        (4,684)     (65,862)
                             --------      --------     --------
CAPITAL GAIN INCOME......      --            --           86,391
                             --------      --------     --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on investment
   transactions..........     (40,766)      (68,988)      27,191
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     209,358       272,424      385,121
                             --------      --------     --------
    Net realized and
     unrealized gain
     (loss) on
     investments.........     168,592       203,436      412,312
                             --------      --------     --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $171,344      $198,752     $432,841
                             ========      ========     ========

(c) Formerly reported as Morgan Stanley Core Plus Fixed Income Investment Division.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                              UNIVERSAL                                                     UNIVERSAL
                            INSTITUTIONAL      UNIVERSAL      UNIVERSAL      UNIVERSAL    INSTITUTIONAL
                             FUNDS, INC.     INSTITUTIONAL  INSTITUTIONAL  INSTITUTIONAL   FUNDS, INC.
                           EMERGING MARKETS   FUNDS, INC.    FUNDS, INC.    FUNDS, INC.      MID CAP     NEUBERGER BERMAN
                                EQUITY       EQUITY GROWTH   TECHNOLOGY     HIGH YIELD       GROWTH        AMT BALANCED
                              INVESTMENT      INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT       INVESTMENT
                             DIVISION (D)    DIVISION (E)   DIVISION (F)   DIVISION (G)   DIVISION (H)       DIVISION
                           ----------------  -------------  -------------  -------------  -------------  ----------------
INVESTMENT INCOME:
  Dividends..............      $--             $ --            $--            $--           $ --            $      15
                               --------        ---------       -------        -------       --------        ---------
EXPENSE:
  Mortality and expense
   risk undertakings.....        (4,998)              (1)         (449)        (1,007)        (2,006)              (4)
                               --------        ---------       -------        -------       --------        ---------
    Net investment income
     (loss)..............        (4,998)              (1)         (449)        (1,007)        (2,006)              11
                               --------        ---------       -------        -------       --------        ---------
CAPITAL GAIN INCOME......       --               --             --             --             --              --
                               --------        ---------       -------        -------       --------        ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on investment
   transactions..........        13,211               14         4,029          8,067          1,474              (72)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       333,396               72        15,034         26,724        106,942              194
                               --------        ---------       -------        -------       --------        ---------
    Net realized and
     unrealized gain
     (loss) on
     investments.........       346,607               86        19,063         34,791        108,416              122
                               --------        ---------       -------        -------       --------        ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $341,609        $      85       $18,614        $33,784       $106,410        $     133
                               ========        =========       =======        =======       ========        =========


                           NEUBERGER BERMAN
                             AMT PARTNERS
                              INVESTMENT
                               DIVISION
                           ----------------
INVESTMENT INCOME:
  Dividends..............      $--
                               --------
EXPENSE:
  Mortality and expense
   risk undertakings.....          (196)
                               --------
    Net investment income
     (loss)..............          (196)
                               --------
CAPITAL GAIN INCOME......       --
                               --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on investment
   transactions..........       (13,051)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        22,063
                               --------
    Net realized and
     unrealized gain
     (loss) on
     investments.........         9,012
                               --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $  8,816
                               ========

(d) Formerly reported as Morgan Stanley Emerging Markets Equity Investment Division.
(e)  Formerly reported as Morgan Stanley Equity Growth Investment Division.
(f)  Formerly reported as Morgan Stanley Technology Investment Division.
(g)  Formerly reported as Morgan Stanley High Yield Investment Division.
(h)  Formerly reported as Morgan Stanley Mid Cap Growth Investment Division.

_____________________________________ SA-19 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 OMNISOURCE
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2003

                               AMERICAN
                                FUNDS        AMERICAN FUNDS
                           ASSET ALLOCATION  GLOBAL GROWTH
                              INVESTMENT       INVESTMENT
                               DIVISION         DIVISION
                           ----------------  --------------
OPERATIONS:
  Net investment income
   (loss)................     $   2,162         $ (1,180)
  Capital gains income
   (loss)................       --               --
  Net realized gain
   (loss) on security
   transactions..........       (19,368)             914
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        79,509          155,076
                              ---------         --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        62,303          154,810
                              ---------         --------
UNIT TRANSACTIONS:
  Purchases..............        24,772           68,235
  Net transfers..........      (409,998)         (12,786)
  Surrenders.............        (1,989)          (2,064)
  Cost of insurance and
   other fees............        (4,266)         (14,972)
  Other activity.........           320               95
                              ---------         --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (391,161)          38,508
                              ---------         --------
  Total increase
   (decrease) in net
   assets................      (328,858)         193,318
NET ASSETS:
  Beginning of year......       532,479          412,110
                              ---------         --------
  End of year............     $ 203,621         $605,428
                              =========         ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                                                           AMERICAN FUNDS             SCUDDER VIT              SCUDDER VIT
                           AMERICAN FUNDS  AMERICAN FUNDS   GLOBAL SMALL   EAFE-REGISTERED TRADEMARK- EQUITY   EQUITY 500
                               GROWTH      INTERNATIONAL   CAPITALIZATION                INDEX                    INDEX
                             INVESTMENT      INVESTMENT      INVESTMENT               INVESTMENT               INVESTMENT
                              DIVISION        DIVISION        DIVISION                 DIVISION                 DIVISION
                           --------------  --------------  --------------  ---------------------------------  -------------
OPERATIONS:
  Net investment income
   (loss)................    $  (10,456)      $  4,395        $   (124)            $         10,262            $    66,775
  Capital gains income
   (loss)................       --             --              --                     --                           --
  Net realized gain
   (loss) on security
   transactions..........         5,924          5,648           6,952                      178,133                 33,765
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       607,562        173,350          49,603                       95,392              2,799,657
                             ----------       --------        --------             ----------------            -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       603,030        183,393          56,431                      283,787              2,900,197
                             ----------       --------        --------             ----------------            -----------
UNIT TRANSACTIONS:
  Purchases..............       221,099         56,948           8,498                      141,924                359,450
  Net transfers..........      (469,651)        60,258         (22,008)                     784,588               (318,794)
  Surrenders.............       (99,400)        (8,813)        (12,019)                    (973,853)               (86,258)
  Cost of insurance and
   other fees............       (40,669)       (16,705)         (2,013)                     (23,485)              (176,739)
  Other activity.........           866            116             (35)                      29,156                 (1,753)
                             ----------       --------        --------             ----------------            -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (387,755)        91,804         (27,577)                     (41,670)              (224,094)
                             ----------       --------        --------             ----------------            -----------
  Total increase
   (decrease) in net
   assets................       215,275        275,197          28,854                      242,117              2,676,103
NET ASSETS:
  Beginning of year......     1,870,382        461,574          96,095                      300,690             10,680,284
                             ----------       --------        --------             ----------------            -----------
  End of year............    $2,085,657       $736,771        $124,949             $        542,807            $13,356,387
                             ==========       ========        ========             ================            ===========

                           SCUDDER VIT
                            SMALL CAP   ALGER AMERICAN
                              INDEX         GROWTH
                           INVESTMENT     INVESTMENT
                            DIVISION       DIVISION
                           -----------  --------------
OPERATIONS:
  Net investment income
   (loss)................   $  2,626     $   (18,370)
  Capital gains income
   (loss)................     --             --
  Net realized gain
   (loss) on security
   transactions..........     30,182        (578,005)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    285,236       1,368,879
                            --------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    318,044         772,504
                            --------     -----------
UNIT TRANSACTIONS:
  Purchases..............     84,147         836,953
  Net transfers..........    (45,904)        387,087
  Surrenders.............    (85,291)     (2,690,199)
  Cost of insurance and
   other fees............    (25,105)        (54,534)
  Other activity.........     (1,733)         21,314
                            --------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (73,886)     (1,499,379)
                            --------     -----------
  Total increase
   (decrease) in net
   assets................    244,158        (726,875)
NET ASSETS:
  Beginning of year......    676,944       1,895,817
                            --------     -----------
  End of year............   $921,102     $ 1,168,942
                            ========     ===========

_____________________________________ SA-21 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 OMNISOURCE
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                           ALGER AMERICAN
                               SMALL       FIDELITY VIP
                           CAPITALIZATION  ASSET MANAGER
                             INVESTMENT     INVESTMENT
                              DIVISION       DIVISION
                           --------------  -------------
OPERATIONS:
  Net investment income
   (loss)................     $   (426)      $      10
  Capital gains income
   (loss)................      --              --
  Net realized gain
   (loss) on security
   transactions..........      (10,735)            (62)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       34,214              87
                              --------       ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       23,053              35
                              --------       ---------
UNIT TRANSACTIONS:
  Purchases..............        5,423             (48)
  Net transfers..........      (14,178)        --
  Surrenders.............          (35)        --
  Cost of insurance and
   other fees............       (3,712)              9
  Other activity.........          (60)            (28)
                              --------       ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (12,562)            (67)
                              --------       ---------
  Total increase
   (decrease) in net
   assets................       10,491             (32)
NET ASSETS:
  Beginning of year......       56,432              32
                              --------       ---------
  End of year............     $ 66,923       $ --
                              ========       =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                                                                                      FRANKLIN        FRANKLIN
                           FIDELITY VIP   FIDELITY VIP  FIDELITY VIP   FRANKLIN   STRATEGIC INCOME  MUTUAL SHARES
                           EQUITY-INCOME  HIGH INCOME     OVERSEAS    SMALL CAP      SECURITIES      SECURITIES
                            INVESTMENT     INVESTMENT    INVESTMENT   INVESTMENT     INVESTMENT      INVESTMENT
                             DIVISION       DIVISION      DIVISION     DIVISION       DIVISION        DIVISION
                           -------------  ------------  ------------  ----------  ----------------  -------------
OPERATIONS:
  Net investment income
   (loss)................     $   504       $    (1)      $     30    $  (5,683)     $      430       $   5,154
  Capital gains income
   (loss)................      --            --             --           --            --               --
  Net realized gain
   (loss) on security
   transactions..........      (1,801)       --             (4,888)     114,883             496         135,974
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      12,127             6         11,620      173,446           2,904         113,485
                              -------       -------       --------    ---------      ----------       ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      10,830             5          6,762      282,646           3,830         254,613
                              -------       -------       --------    ---------      ----------       ---------
UNIT TRANSACTIONS:
  Purchases..............         117             1             51      317,845           3,776         266,769
  Net transfers..........      --            --            (23,029)      95,486             (19)        193,408
  Surrenders.............      --            --             --         (996,532)         (4,427)       (948,199)
  Cost of insurance and
   other fees............      (5,739)          (10)          (321)     (13,014)           (352)        (12,412)
  Other activity.........         (64)           48            (24)       5,503              (6)          5,661
                              -------       -------       --------    ---------      ----------       ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (5,686)           39        (23,323)    (590,712)         (1,028)       (494,773)
                              -------       -------       --------    ---------      ----------       ---------
  Total increase
   (decrease) in net
   assets................       5,144            44        (16,561)    (308,066)          2,802        (240,160)
NET ASSETS:
  Beginning of year......      40,208           204         16,561      564,533          17,200         828,954
                              -------       -------       --------    ---------      ----------       ---------
  End of year............     $45,352       $   248       $ --        $ 256,467      $   20,002       $ 588,794
                              =======       =======       ========    =========      ==========       =========


                               TEMPLETON
                           FOREIGN SECURITIES
                               INVESTMENT
                                DIVISION
                           ------------------
OPERATIONS:
  Net investment income
   (loss)................     $     1,688
  Capital gains income
   (loss)................        --
  Net realized gain
   (loss) on security
   transactions..........           6,840
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          45,054
                              -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          53,582
                              -----------
UNIT TRANSACTIONS:
  Purchases..............           9,907
  Net transfers..........          82,930
  Surrenders.............          (2,478)
  Cost of insurance and
   other fees............          (2,718)
  Other activity.........             336
                              -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........          87,977
                              -----------
  Total increase
   (decrease) in net
   assets................         141,559
NET ASSETS:
  Beginning of year......          33,655
                              -----------
  End of year............     $   175,214
                              ===========

_____________________________________ SA-23 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 OMNISOURCE
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                           TEMPLETON GROWTH
                              SECURITIES     HARTFORD ADVISERS
                              INVESTMENT        INVESTMENT
                               DIVISION          DIVISION
                           ----------------  -----------------
OPERATIONS:
  Net investment income
   (loss)................     $     583          $  10,668
  Capital gains income
   (loss)................       --                --
  Net realized gain
   (loss) on security
   transactions..........       (86,264)           (20,252)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       145,592            105,685
                              ---------          ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        59,911             96,101
                              ---------          ---------
UNIT TRANSACTIONS:
  Purchases..............        13,523             63,340
  Net transfers..........      (514,073)          (106,886)
  Surrenders.............       (11,500)            (1,313)
  Cost of insurance and
   other fees............        (5,775)           (18,414)
  Other activity.........           359                151
                              ---------          ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (517,466)           (63,122)
                              ---------          ---------
  Total increase
   (decrease) in net
   assets................      (457,555)            32,979
NET ASSETS:
  Beginning of year......       626,160            649,249
                              ---------          ---------
  End of year............     $ 168,605          $ 682,228
                              =========          =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________

                                          HARTFORD CAPITAL  HARTFORD MONEY                    JANUS ASPEN      JANUS ASPEN
                           HARTFORD BOND    APPRECIATION        MARKET      HARTFORD STOCK  WORLDWIDE GROWTH  MID CAP GROWTH
                            INVESTMENT       INVESTMENT       INVESTMENT      INVESTMENT       INVESTMENT       INVESTMENT
                             DIVISION         DIVISION         DIVISION        DIVISION         DIVISION       DIVISION (A)
                           -------------  ----------------  --------------  --------------  ----------------  --------------
OPERATIONS:
  Net investment income
   (loss)................   $    91,822     $    (4,119)     $     3,913       $   390         $     763       $    (7,553)
  Capital gains income
   (loss)................        12,958        --                --             --               --                --
  Net realized gain
   (loss) on security
   transactions..........        80,575          26,185          --                  9            (4,967)          141,176
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        47,002         704,545          --              8,959           163,143           195,763
                            -----------     -----------      -----------       -------         ---------       -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       232,357         726,611            3,913         9,358           158,939           329,386
                            -----------     -----------      -----------       -------         ---------       -----------
UNIT TRANSACTIONS:
  Purchases..............       275,505         215,020        2,465,439         6,032           275,719           366,102
  Net transfers..........    (1,073,210)        291,378        3,529,729        23,057           135,641           289,382
  Surrenders.............       (38,059)     (1,017,323)      (1,336,920)       --              (913,695)       (1,290,927)
  Cost of insurance and
   other fees............       (25,925)        (31,360)        (577,076)         (857)          (10,165)          (20,010)
  Other activity.........           143          51,064           12,302            33             8,871            20,625
                            -----------     -----------      -----------       -------         ---------       -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (861,546)       (491,221)       4,093,474        28,265          (503,629)         (634,828)
                            -----------     -----------      -----------       -------         ---------       -----------
  Total increase
   (decrease) in net
   assets................      (629,189)        235,390        4,097,387        37,623          (344,690)         (305,442)
NET ASSETS:
  Beginning of year......     3,493,816       1,541,619        3,624,647        23,927           476,798           687,310
                            -----------     -----------      -----------       -------         ---------       -----------
  End of year............   $ 2,864,627     $ 1,777,009      $ 7,722,034       $61,550         $ 132,108       $   381,868
                            ===========     ===========      ===========       =======         =========       ===========

                           JANUS ASPEN
                             BALANCED
                            INVESTMENT
                             DIVISION
                           ------------
OPERATIONS:
  Net investment income
   (loss)................  $    16,576
  Capital gains income
   (loss)................      --
  Net realized gain
   (loss) on security
   transactions..........       16,473
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      235,049
                           -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      268,098
                           -----------
UNIT TRANSACTIONS:
  Purchases..............      344,209
  Net transfers..........     (818,827)
  Surrenders.............     (726,406)
  Cost of insurance and
   other fees............      (21,729)
  Other activity.........       (4,160)
                           -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (1,226,913)
                           -----------
  Total increase
   (decrease) in net
   assets................     (958,815)
NET ASSETS:
  Beginning of year......    2,416,383
                           -----------
  End of year............  $ 1,457,568
                           ===========

(a) Formerly Janus Aspen Aggressive Growth Portfolio Investment Division. Change effective May 1, 2003.

_____________________________________ SA-25 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 OMNISOURCE
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                             JANUS ASPEN
                             JANUS ASPEN    INTERNATIONAL
                           FLEXIBLE INCOME     GROWTH
                             INVESTMENT      INVESTMENT
                              DIVISION        DIVISION
                           ---------------  -------------
OPERATIONS:
  Net investment income
   (loss)................     $ 24,689        $    469
  Capital gains income
   (loss)................      --               --
  Net realized gain
   (loss) on security
   transactions..........        1,270           3,403
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       12,348          41,322
                              --------        --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       38,307          45,194
                              --------        --------
UNIT TRANSACTIONS:
  Purchases..............      104,503          42,863
  Net transfers..........       41,817             928
  Surrenders.............      (22,904)        (33,738)
  Cost of insurance and
   other fees............      (34,834)         (3,672)
  Other activity.........          547            (132)
                              --------        --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       89,129           6,249
                              --------        --------
  Total increase
   (decrease) in net
   assets................      127,436          51,443
NET ASSETS:
  Beginning of year......      691,974         110,692
                              --------        --------
  End of year............     $819,410        $162,135
                              ========        ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-26 ____________________________________

                                            JP MORGAN                     JP MORGAN
                             JP MORGAN    INTERNATIONAL    JP MORGAN    U.S. LARGE CAP   MFS CAPITAL   MFS EMERGING   MFS HIGH
                               BOND       OPPORTUNITIES  SMALL COMPANY   CORE EQUITY    OPPORTUNITIES     GROWTH       INCOME
                            INVESTMENT     INVESTMENT     INVESTMENT      INVESTMENT     INVESTMENT     INVESTMENT   INVESTMENT
                             DIVISION       DIVISION       DIVISION      DIVISION (B)     DIVISION       DIVISION     DIVISION
                           -------------  -------------  -------------  --------------  -------------  ------------  ----------
OPERATIONS:
  Net investment income
   (loss)................   $    43,779    $   14,608     $   (8,310)     $   3,785       $   (679)      $   (965)   $   4,076
  Capital gains income
   (loss)................       --            --             --             --              --             --           --
  Net realized gain
   (loss) on security
   transactions..........        16,526        47,682         82,849         26,645           (643)         8,786       53,846
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (53,431)    1,240,226        325,262        252,760         42,716         22,302       16,838
                            -----------    ----------     ----------      ---------       --------       --------    ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         6,874     1,302,516        399,801        283,190         41,394         30,123       74,760
                            -----------    ----------     ----------      ---------       --------       --------    ---------
UNIT TRANSACTIONS:
  Purchases..............       778,726       294,238        276,562        467,215         39,784         13,064      105,709
  Net transfers..........       119,841      (897,389)      (644,783)      (378,325)        --             (4,691)     585,995
  Surrenders.............    (1,671,266)      (50,396)       (18,651)      (895,385)       (66,659)       (21,527)    (700,955)
  Cost of insurance and
   other fees............       (23,470)      (45,964)       (35,047)       (15,413)        (3,074)        (2,121)      (6,936)
  Other activity.........        45,802       (33,591)       (31,399)       (20,447)          (153)           202        1,337
                            -----------    ----------     ----------      ---------       --------       --------    ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (750,367)     (733,102)      (453,318)      (842,355)       (30,102)       (15,073)     (14,850)
                            -----------    ----------     ----------      ---------       --------       --------    ---------
  Total increase
   (decrease) in net
   assets................      (743,493)      569,414        (53,517)      (559,165)        11,292         15,050       59,910
NET ASSETS:
  Beginning of year......     1,180,011     4,647,803      1,351,470        967,185        142,709         80,954       91,002
                            -----------    ----------     ----------      ---------       --------       --------    ---------
  End of year............   $   436,518    $5,217,217     $1,297,953      $ 408,020       $154,001       $ 96,004    $ 150,912
                            ===========    ==========     ==========      =========       ========       ========    =========

(b) Formerly JP Morgan U.S. Disciplined Equity Portfolio Investment Division. Change effective March 31, 2003.

_____________________________________ SA-27 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 OMNISOURCE
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                        UNIVERSAL
                                                      INSTITUTIONAL
                                                       FUNDS, INC.
                           MFS INVESTORS   MFS NEW      CORE PLUS
                               TRUST      DISCOVERY   FIXED INCOME
                            INVESTMENT    INVESTMENT   INVESTMENT
                             DIVISION      DIVISION   DIVISION (C)
                           -------------  ----------  -------------
OPERATIONS:
  Net investment income
   (loss)................    $   2,752    $  (4,684)   $   (65,862)
  Capital gains income
   (loss)................      --            --             86,391
  Net realized gain
   (loss) on security
   transactions..........      (40,766)     (68,988)        27,191
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      209,358      272,424        385,121
                             ---------    ---------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      171,344      198,752        432,841
                             ---------    ---------    -----------
UNIT TRANSACTIONS:
  Purchases..............      223,207       17,146        418,770
  Net transfers..........     (542,776)    (381,095)      (254,197)
  Surrenders.............       (1,087)     (11,853)      (786,434)
  Cost of insurance and
   other fees............      (16,014)      (5,860)      (119,584)
  Other activity.........      (23,908)         339          3,927
                             ---------    ---------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (360,578)    (381,323)      (737,518)
                             ---------    ---------    -----------
  Total increase
   (decrease) in net
   assets................     (189,234)    (182,571)      (304,677)
NET ASSETS:
  Beginning of year......      931,679      869,777     10,858,479
                             ---------    ---------    -----------
  End of year............    $ 742,445    $ 687,206    $10,553,802
                             =========    =========    ===========

(c) Formerly reported as Morgan Stanley Core Plus Fixed Income Investment Division.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-28 ____________________________________

                              UNIVERSAL                                                     UNIVERSAL
                            INSTITUTIONAL      UNIVERSAL      UNIVERSAL      UNIVERSAL    INSTITUTIONAL
                             FUNDS, INC.     INSTITUTIONAL  INSTITUTIONAL  INSTITUTIONAL   FUNDS, INC.
                           EMERGING MARKETS   FUNDS, INC.    FUNDS, INC.    FUNDS, INC.      MID CAP     NEUBERGER BERMAN
                                EQUITY       EQUITY GROWTH   TECHNOLOGY     HIGH YIELD       GROWTH        AMT BALANCED
                              INVESTMENT      INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT       INVESTMENT
                             DIVISION (D)    DIVISION (E)   DIVISION (F)   DIVISION (G)   DIVISION (H)       DIVISION
                           ----------------  -------------  -------------  -------------  -------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................     $   (4,998)       $    (1)      $   (449)      $ (1,007)      $ (2,006)        $     11
  Capital gains income
   (loss)................       --               --             --             --             --              --
  Net realized gain
   (loss) on security
   transactions..........         13,211             14          4,029          8,067          1,474              (72)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        333,396             72         15,034         26,724        106,942              194
                              ----------        -------       --------       --------       --------         --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        341,609             85         18,614         33,784        106,410              133
                              ----------        -------       --------       --------       --------         --------
UNIT TRANSACTIONS:
  Purchases..............         57,929              1         17,947         21,239          9,786               23
  Net transfers..........        142,701         --            (21,128)       (55,533)        --                   54
  Surrenders.............         (2,090)        --             (6,273)       (33,811)        (7,817)         --
  Cost of insurance and
   other fees............        (19,524)           (24)        (2,018)        (4,355)        (3,727)            (190)
  Other activity.........          1,903            (35)           349            321            108              (56)
                              ----------        -------       --------       --------       --------         --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        180,919            (58)       (11,123)       (72,139)        (1,650)            (169)
                              ----------        -------       --------       --------       --------         --------
  Total increase
   (decrease) in net
   assets................        522,528             27          7,491        (38,355)       104,760              (36)
NET ASSETS:
  Beginning of year......        595,187            223         49,208        149,413        258,018              542
                              ----------        -------       --------       --------       --------         --------
  End of year............     $1,117,715        $   250       $ 56,699       $111,058       $362,778         $    506
                              ==========        =======       ========       ========       ========         ========


                           NEUBERGER BERMAN
                             AMT PARTNERS
                              INVESTMENT
                               DIVISION
                           ----------------
OPERATIONS:
  Net investment income
   (loss)................      $   (196)
  Capital gains income
   (loss)................       --
  Net realized gain
   (loss) on security
   transactions..........       (13,051)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        22,063
                               --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         8,816
                               --------
UNIT TRANSACTIONS:
  Purchases..............           156
  Net transfers..........        29,712
  Surrenders.............       --
  Cost of insurance and
   other fees............        (4,186)
  Other activity.........       (22,138)
                               --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         3,544
                               --------
  Total increase
   (decrease) in net
   assets................        12,360
NET ASSETS:
  Beginning of year......        49,914
                               --------
  End of year............      $ 62,274
                               ========

(d) Formerly reported as Morgan Stanley Emerging Markets Equity Investment Division.
(e)  Formerly reported as Morgan Stanley Equity Growth Investment Division.
(f)  Formerly reported as Morgan Stanley Technology Investment Division.
(g)  Formerly reported as Morgan Stanley High Yield Investment Division.
(h)  Formerly reported as Morgan Stanley Mid Cap Growth Investment Division.

_____________________________________ SA-29 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 OMNISOURCE
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR END DECEMBER 31, 2002

                               AMERICAN
                                FUNDS        AMERICAN FUNDS  AMERICAN FUNDS
                           ASSET ALLOCATION  GLOBAL GROWTH       GROWTH
                              INVESTMENT       INVESTMENT      INVESTMENT
                               DIVISION         DIVISION        DIVISION
                           ----------------  --------------  --------------
OPERATIONS:
  Net investment income
   (loss)................      $ 10,132         $  1,240       $  (12,849)
  Capital gains income
   (loss)................       --               --               --
  Net realized gain
   (loss) on security
   transactions..........          (666)         (10,864)        (106,821)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (74,501)         (70,173)        (520,025)
                               --------         --------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (65,035)         (79,797)        (639,695)
                               --------         --------       ----------
UNIT TRANSACTIONS:
  Purchases..............       111,332           26,462          459,551
  Net transfers..........       431,968            8,649          576,205
  Surrenders.............       (16,779)         (40,595)        (117,965)
  Cost of insurance and
   other fees............        (4,858)         (14,250)         (44,946)
  Other activity.........         7,915             (353)           7,192
                               --------         --------       ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       529,578          (20,087)         880,037
                               --------         --------       ----------
  Total increase
   (decrease) in net
   assets................       464,543          (99,884)         240,342
NET ASSETS:
  Beginning of year......        67,936          511,994        1,630,040
                               --------         --------       ----------
  End of year............      $532,479         $412,110       $1,870,382
                               ========         ========       ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-30 ____________________________________

                                           AMERICAN FUNDS             SCUDDER VIT              SCUDDER VIT   SCUDDER VIT
                           AMERICAN FUNDS   GLOBAL SMALL   EAFE-REGISTERED TRADEMARK- EQUITY   EQUITY 500     SMALL CAP
                           INTERNATIONAL   CAPITALIZATION                INDEX                    INDEX         INDEX
                             INVESTMENT      INVESTMENT               INVESTMENT               INVESTMENT     INVESTMENT
                              DIVISION        DIVISION               DIVISION (A)             DIVISION (B)   DIVISION (C)
                           --------------  --------------  ---------------------------------  -------------  ------------
OPERATIONS:
  Net investment income
   (loss)................     $  3,372        $    195             $          1,410            $    77,283    $     477
  Capital gains income
   (loss)................      --              --                     --                           --               396
  Net realized gain
   (loss) on security
   transactions..........           10          (7,106)                     (97,894)               (55,725)      (5,366)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (80,639)        (26,457)                     (72,230)            (1,940,882)    (171,124)
                              --------        --------             ----------------            -----------    ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (77,257)        (33,368)                    (168,714)            (1,919,324)    (175,617)
                              --------        --------             ----------------            -----------    ---------
UNIT TRANSACTIONS:
  Purchases..............       12,592          12,302                      347,014                665,401      123,090
  Net transfers..........       (3,829)         94,200                     (377,535)             9,576,777      (21,840)
  Surrenders.............       (1,094)           (701)                     (13,953)               (80,097)     (20,071)
  Cost of insurance and
   other fees............      (14,349)         (1,676)                     (20,245)              (129,310)     (20,903)
  Other activity.........         (232)           (143)                         672                  7,795          106
                              --------        --------             ----------------            -----------    ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (6,912)        103,982                      (64,047)            10,040,566       60,382
                              --------        --------             ----------------            -----------    ---------
  Total increase
   (decrease) in net
   assets................      (84,169)         70,614                     (232,761)             8,121,242     (115,235)
NET ASSETS:
  Beginning of year......      545,743          25,481                      533,451              2,559,042      792,179
                              --------        --------             ----------------            -----------    ---------
  End of year............     $461,574        $ 96,095             $        300,690            $10,680,284    $ 676,944
                              ========        ========             ================            ===========    =========

                                           ALGER AMERICAN
                           ALGER AMERICAN      SMALL
                               GROWTH      CAPITALIZATION
                             INVESTMENT      INVESTMENT
                              DIVISION        DIVISION
                           --------------  --------------
OPERATIONS:
  Net investment income
   (loss)................   $   (16,342)     $  (1,401)
  Capital gains income
   (loss)................       --             --
  Net realized gain
   (loss) on security
   transactions..........      (202,886)      (365,915)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (965,877)       277,233
                            -----------      ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (1,185,105)       (90,083)
                            -----------      ---------
UNIT TRANSACTIONS:
  Purchases..............       835,896          5,792
  Net transfers..........      (688,926)      (246,675)
  Surrenders.............      (614,317)      (141,333)
  Cost of insurance and
   other fees............       (68,301)        (6,141)
  Other activity.........        (7,118)        (6,494)
                            -----------      ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (542,766)      (394,851)
                            -----------      ---------
  Total increase
   (decrease) in net
   assets................    (1,727,871)      (484,934)
NET ASSETS:
  Beginning of year......     3,623,688        541,366
                            -----------      ---------
  End of year............   $ 1,895,817      $  56,432
                            ===========      =========

(a) Formerly Bankers Trust EAFE Equity Index Fund Investment Division. Change effective May 1, 2002.
(b) Formerly Bankers Trust Equity 500 Index Fund Investment Division. Change effective May 1, 2002
(c) Formerly Bankers Trust Small Cap Index Fund Investment Division. Change effective May 1, 2002.

_____________________________________ SA-31 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 OMNISOURCE
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR END DECEMBER 31, 2002

                           FIDELITY VIP   FIDELITY VIP   FIDELITY VIP
                           ASSET MANAGER  EQUITY-INCOME  HIGH INCOME
                            INVESTMENT     INVESTMENT     INVESTMENT
                             DIVISION       DIVISION       DIVISION
                           -------------  -------------  ------------
OPERATIONS:
  Net investment income
   (loss)................    $   6,327     $    16,433    $  12,373
  Capital gains income
   (loss)................      --               26,052       --
  Net realized gain
   (loss) on security
   transactions..........      (57,685)       (155,974)    (112,752)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       28,963          34,478       91,756
                             ---------     -----------    ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (22,395)        (79,011)      (8,623)
                             ---------     -----------    ---------
UNIT TRANSACTIONS:
  Purchases..............          334           1,273          242
  Net transfers..........      --             (677,107)      --
  Surrenders.............     (166,392)       (376,497)    (123,747)
  Cost of insurance and
   other fees............       (2,566)        (12,349)      (1,892)
  Other activity.........       (1,444)        (27,555)      (1,111)
                             ---------     -----------    ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (170,068)     (1,092,235)    (126,508)
                             ---------     -----------    ---------
  Total increase
   (decrease) in net
   assets................     (192,463)     (1,171,246)    (135,131)
NET ASSETS:
  Beginning of year......      192,495       1,211,454      135,335
                             ---------     -----------    ---------
  End of year............    $      32     $    40,208    $     204
                             =========     ===========    =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-32 ____________________________________

                                                         FRANKLIN          FRANKLIN
                           FIDELITY VIP   FRANKLIN   STRATEGIC INCOME  TEMPLETON MUTUAL       TEMPLETON       TEMPLETON GROWTH
                             OVERSEAS    SMALL CAP      SECURITIES     SHARES SECURITIES  FOREIGN SECURITIES     SECURITIES
                            INVESTMENT   INVESTMENT     INVESTMENT        INVESTMENT          INVESTMENT         INVESTMENT
                             DIVISION     DIVISION       DIVISION          DIVISION          DIVISION (D)         DIVISION
                           ------------  ----------  ----------------  -----------------  ------------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................   $     701    $  (2,212)     $      (77)        $    602          $       254         $   9,567
  Capital gains income
   (loss)................      --           --            --                  9,807             --                  12,810
  Net realized gain
   (loss) on security
   transactions..........    (100,076)     (25,918)       --                    (81)              (4,861)             (938)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      69,530     (198,531)            680          (74,380)              (7,367)         (139,463)
                            ---------    ---------      ----------         --------          -----------         ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (29,845)    (226,661)            603          (64,052)             (11,974)         (118,024)
                            ---------    ---------      ----------         --------          -----------         ---------
UNIT TRANSACTIONS:
  Purchases..............         406      434,362           3,231           60,413               11,300           129,551
  Net transfers..........      (1,563)    (148,515)         13,836          605,185                5,176           588,315
  Surrenders.............    (169,986)      (6,312)           (998)         (12,728)                (394)          (31,325)
  Cost of insurance and
   other fees............      (2,946)     (13,117)           (198)          (6,363)              (1,990)           (7,730)
  Other activity.........      (1,085)         (30)              9              (64)                 662             7,946
                            ---------    ---------      ----------         --------          -----------         ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (175,174)     266,388          15,880          646,443               14,754           686,757
                            ---------    ---------      ----------         --------          -----------         ---------
  Total increase
   (decrease) in net
   assets................    (205,019)      39,727          16,483          582,391                2,780           568,733
NET ASSETS:
  Beginning of year......     221,580      524,806             717          246,563               30,875            57,427
                            ---------    ---------      ----------         --------          -----------         ---------
  End of year............   $  16,561    $ 564,533      $   17,200         $828,954          $    33,655         $ 626,160
                            =========    =========      ==========         ========          ===========         =========


                           HARTFORD ADVISERS
                              INVESTMENT
                               DIVISION
                           -----------------
OPERATIONS:
  Net investment income
   (loss)................      $  16,063
  Capital gains income
   (loss)................       --
  Net realized gain
   (loss) on security
   transactions..........         (7,634)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (122,829)
                               ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (114,400)
                               ---------
UNIT TRANSACTIONS:
  Purchases..............         11,888
  Net transfers..........         48,226
  Surrenders.............        (23,689)
  Cost of insurance and
   other fees............        (19,870)
  Other activity.........           (310)
                               ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         16,245
                               ---------
  Total increase
   (decrease) in net
   assets................        (98,155)
NET ASSETS:
  Beginning of year......        747,404
                               ---------
  End of year............      $ 649,249
                               =========

(d) Formerly Templeton International Securities Fund Investment Division. Change effective May 1, 2002.

_____________________________________ SA-33 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 OMNISOURCE
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR END DECEMBER 31, 2002

                                          HARTFORD CAPITAL  HARTFORD MONEY
                           HARTFORD BOND    APPRECIATION        MARKET
                            INVESTMENT       INVESTMENT       INVESTMENT
                             DIVISION         DIVISION         DIVISION
                           -------------  ----------------  --------------
OPERATIONS:
  Net investment income
   (loss)................   $  115,697       $   (2,681)     $    26,775
  Capital gains income
   (loss)................       39,962         --                    281
  Net realized gain
   (loss) on security
   transactions..........        3,140         (206,321)         --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      141,590         (369,661)         --
                            ----------       ----------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      300,389         (578,663)          27,056
                            ----------       ----------      -----------
UNIT TRANSACTIONS:
  Purchases..............      393,833          235,881        1,565,466
  Net transfers..........      754,346          601,125       (1,759,805)
  Surrenders.............     (280,882)        (976,977)        (315,581)
  Cost of insurance and
   other fees............      (30,732)         (43,109)        (482,277)
  Other activity.........       (1,262)            (132)           6,999
                            ----------       ----------      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      835,303         (183,212)        (985,198)
                            ----------       ----------      -----------
  Total increase
   (decrease) in net
   assets................    1,135,692         (761,875)        (958,142)
NET ASSETS:
  Beginning of year......    2,358,124        2,303,494        4,582,789
                            ----------       ----------      -----------
  End of year............   $3,493,816       $1,541,619      $ 3,624,647
                            ==========       ==========      ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-34 ____________________________________

                                                                                                               JANUS ASPEN
                                             JANUS ASPEN        JANUS ASPEN     JANUS ASPEN    JANUS ASPEN    INTERNATIONAL
                           HARTFORD STOCK  WORLDWIDE GROWTH  AGGRESSIVE GROWTH   BALANCED    FLEXIBLE INCOME     GROWTH
                             INVESTMENT       INVESTMENT        INVESTMENT      INVESTMENT     INVESTMENT      INVESTMENT
                              DIVISION         DIVISION          DIVISION        DIVISION       DIVISION        DIVISION
                           --------------  ----------------  -----------------  -----------  ---------------  -------------
OPERATIONS:
  Net investment income
   (loss)................     $      9        $     (35)         $  (4,190)     $   33,214      $ 17,066        $     15
  Capital gains income
   (loss)................      --               --                --                --           --               --
  Net realized gain
   (loss) on security
   transactions..........       (4,709)           3,255             (8,274)         (1,499)        3,576          (2,687)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (9,421)        (142,548)          (200,368)       (201,990)       41,296         (35,074)
                              --------        ---------          ---------      ----------      --------        --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (14,121)        (139,328)          (212,832)       (170,275)       61,938         (37,746)
                              --------        ---------          ---------      ----------      --------        --------
UNIT TRANSACTIONS:
  Purchases..............        7,953          283,276            421,391         528,304       162,050          53,375
  Net transfers..........      (31,644)        (204,334)           (78,679)        860,899       (19,136)        (24,267)
  Surrenders.............       (1,205)          (2,200)           (55,584)       (109,957)      (19,891)        (10,810)
  Cost of insurance and
   other fees............         (792)          (9,688)           (17,888)        (24,319)      (31,001)         (3,734)
  Other activity.........          (96)          (3,258)               247           6,425           560            (161)
                              --------        ---------          ---------      ----------      --------        --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (25,784)          63,796            269,487       1,261,352        92,582          14,403
                              --------        ---------          ---------      ----------      --------        --------
  Total increase
   (decrease) in net
   assets................      (39,905)         (75,532)            56,655       1,091,077       154,520         (23,343)
NET ASSETS:
  Beginning of year......       63,832          552,330            630,655       1,325,306       537,454         134,035
                              --------        ---------          ---------      ----------      --------        --------
  End of year............     $ 23,927        $ 476,798          $ 687,310      $2,416,383      $691,974        $110,692
                              ========        =========          =========      ==========      ========        ========


                            JP MORGAN
                               BOND
                            INVESTMENT
                             DIVISION
                           ------------
OPERATIONS:
  Net investment income
   (loss)................   $     (673)
  Capital gains income
   (loss)................      --
  Net realized gain
   (loss) on security
   transactions..........       (9,935)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       93,707
                            ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       83,099
                            ----------
UNIT TRANSACTIONS:
  Purchases..............      688,249
  Net transfers..........     (637,622)
  Surrenders.............      (13,365)
  Cost of insurance and
   other fees............      (17,318)
  Other activity.........         (101)
                            ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       19,843
                            ----------
  Total increase
   (decrease) in net
   assets................      102,942
NET ASSETS:
  Beginning of year......    1,077,069
                            ----------
  End of year............   $1,180,011
                            ==========

_____________________________________ SA-35 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 OMNISOURCE
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR END DECEMBER 31, 2002

                             JP MORGAN                      JP MORGAN
                           INTERNATIONAL    JP MORGAN    U.S. DISCIPLINED
                           OPPORTUNITIES  SMALL COMPANY       EQUITY
                            INVESTMENT     INVESTMENT       INVESTMENT
                             DIVISION       DIVISION         DIVISION
                           -------------  -------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................   $  (10,491)    $   (5,528)     $   (27,776)
  Capital gains income
   (loss)................      --             --              --
  Net realized gain
   (loss) on security
   transactions..........        1,521        (13,296)      (2,857,569)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (899,998)      (249,754)       1,297,633
                            ----------     ----------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (908,968)      (268,578)      (1,587,712)
                            ----------     ----------      -----------
UNIT TRANSACTIONS:
  Purchases..............    1,108,895         64,481        2,661,025
  Net transfers..........      554,175        483,275       (9,133,909)
  Surrenders.............     (150,769)       (71,469)        (269,597)
  Cost of insurance and
   other fees............      (43,363)       (31,959)         (50,690)
  Other activity.........          856          1,435            4,137
                            ----------     ----------      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    1,469,794        445,763       (6,789,034)
                            ----------     ----------      -----------
  Total increase
   (decrease) in net
   assets................      560,826        177,185       (8,376,746)
NET ASSETS:
  Beginning of year......    4,086,977      1,174,285        9,343,931
                            ----------     ----------      -----------
  End of year............   $4,647,803     $1,351,470      $   967,185
                            ==========     ==========      ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-36 ____________________________________

                                                                                               MORGAN STANLEY
                            MFS CAPITAL   MFS EMERGING   MFS HIGH   MFS INVESTORS   MFS NEW      CORE PLUS
                           OPPORTUNITIES     GROWTH       INCOME        TRUST      DISCOVERY    FIXED INCOME
                            INVESTMENT     INVESTMENT   INVESTMENT   INVESTMENT    INVESTMENT    INVESTMENT
                             DIVISION       DIVISION     DIVISION     DIVISION      DIVISION      DIVISION
                           -------------  ------------  ----------  -------------  ----------  --------------
OPERATIONS:
  Net investment income
   (loss)................    $ (1,137)      $   (567)    $  2,500     $  (1,293)   $  (6,041)   $   318,262
  Capital gains income
   (loss)................      --             --           --           --            --            107,440
  Net realized gain
   (loss) on security
   transactions..........     (24,659)            20           (2)      (24,745)      (9,174)         1,803
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (48,806)       (35,528)         595      (240,789)    (325,069)       209,343
                             --------       --------     --------     ---------    ---------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (74,602)       (36,075)       3,093      (266,827)    (340,284)       636,848
                             --------       --------     --------     ---------    ---------    -----------
UNIT TRANSACTIONS:
  Purchases..............      57,476         22,886       50,903       391,779      116,449      2,206,785
  Net transfers..........      (8,768)        (3,391)          29        23,771      439,993        653,024
  Surrenders.............     (54,944)        (4,705)     (45,848)      (47,719)     (15,821)      (212,478)
  Cost of insurance and
   other fees............      (4,733)        (1,462)      (2,335)      (21,961)      (8,411)       (94,854)
  Other activity.........        (996)          (107)         (25)       (1,491)       4,750            261
                             --------       --------     --------     ---------    ---------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (11,965)        13,221        2,724       344,379      536,960      2,552,738
                             --------       --------     --------     ---------    ---------    -----------
  Total increase
   (decrease) in net
   assets................     (86,567)       (22,854)       5,817        77,552      196,676      3,189,586
NET ASSETS:
  Beginning of year......     229,276        103,808       85,185       854,127      673,101      7,668,893
                             --------       --------     --------     ---------    ---------    -----------
  End of year............    $142,709       $ 80,954     $ 91,002     $ 931,679    $ 869,777    $10,858,479
                             ========       ========     ========     =========    =========    ===========

_____________________________________ SA-37 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 OMNISOURCE
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR END DECEMBER 31, 2002

                            MORGAN STANLEY    MORGAN STANLEY  MORGAN STANLEY
                           EMERGING MARKETS   EQUITY GROWTH     TECHNOLOGY
                           EQUITY INVESTMENT    INVESTMENT      INVESTMENT
                               DIVISION          DIVISION        DIVISION
                           -----------------  --------------  --------------
OPERATIONS:
  Net investment income
   (loss)................     $   (5,602)       $    (283)       $   (355)
  Capital gains income
   (loss)................       --                --              --
  Net realized gain
   (loss) on security
   transactions..........       (372,502)         (13,035)         (3,797)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        390,378           (2,735)        (22,300)
                              ----------        ---------        --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         12,274          (16,053)        (26,452)
                              ----------        ---------        --------
UNIT TRANSACTIONS:
  Purchases..............          5,326              134          42,410
  Net transfers..........       (649,262)        (256,445)        (11,689)
  Surrenders.............         (3,203)          (2,186)        (20,289)
  Cost of insurance and
   other fees............        (21,944)            (474)         (1,784)
  Other activity.........            589           (3,232)           (560)
                              ----------        ---------        --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (668,494)        (262,203)          8,088
                              ----------        ---------        --------
  Total increase
   (decrease) in net
   assets................       (656,220)        (278,256)        (18,364)
NET ASSETS:
  Beginning of year......      1,251,407          278,479          67,572
                              ----------        ---------        --------
  End of year............     $  595,187        $     223        $ 49,208
                              ==========        =========        ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-38 ____________________________________

                           MORGAN STANLEY                  MORGAN STANLEY
                            GLOBAL VALUE   MORGAN STANLEY     MID CAP      MORGAN STANLEY  NEUBERGER BERMAN  NEUBERGER BERMAN
                               EQUITY        HIGH YIELD        GROWTH          VALUE         AMT BALANCED      AMT PARTNERS
                             INVESTMENT      INVESTMENT      INVESTMENT      INVESTMENT       INVESTMENT        INVESTMENT
                              DIVISION        DIVISION        DIVISION        DIVISION         DIVISION          DIVISION
                           --------------  --------------  --------------  --------------  ----------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................    $    (560)       $ 13,730       $  (2,159)      $        2       $      165       $       (51)
  Capital gains income
   (loss)................            1         --              --               --              --                --
  Net realized gain
   (loss) on security
   transactions..........      (11,934)           (757)         (3,352)         --                (1,719)       (1,926,451)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        5,469         (21,281)       (133,813)            (132)              17         1,760,858
                             ---------        --------       ---------       ----------       ----------       -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (7,024)         (8,308)       (139,324)            (130)          (1,537)         (165,644)
                             ---------        --------       ---------       ----------       ----------       -----------
UNIT TRANSACTIONS:
  Purchases..............          277          64,768           9,698                1               43             1,720
  Net transfers..........     (547,211)         36,042        (188,499)         --                (4,226)         (632,760)
  Surrenders.............      --              (54,903)         (6,954)            (321)          (3,336)         (553,444)
  Cost of insurance and
   other fees............         (882)         (4,006)         (4,020)              (6)            (243)          (13,957)
  Other activity.........       (8,193)            (84)         (8,706)              73              270           (28,687)
                             ---------        --------       ---------       ----------       ----------       -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (556,009)         41,817        (198,481)            (253)          (7,492)       (1,227,128)
                             ---------        --------       ---------       ----------       ----------       -----------
  Total increase
   (decrease) in net
   assets................     (563,033)         33,509        (337,805)            (383)          (9,029)       (1,392,772)
NET ASSETS:
  Beginning of year......      563,033         115,904         595,823              383            9,571         1,442,686
                             ---------        --------       ---------       ----------       ----------       -----------
  End of year............    $ --             $149,413       $ 258,018       $  --            $      542       $    49,914
                             =========        ========       =========       ==========       ==========       ===========

_____________________________________ SA-39 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 OMNISOURCE
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003

 1.  ORGANIZATION:

    ICMG Registered Variable Life Separate Account One OmniSource (the "Account"), is a component of ICMG Registered Variable Life Separate Account One, a separate investment account within Hartford Life and Annuity Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. The Account consists of forty-eight Divisions. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life insurance contract owners of the Company in various mutual funds (the "Funds"), as directed by the contract owners.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares. Dividend income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2003.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

   a) COST OF INSURANCE--In accordance with the terms of the policies, the Company assesses cost of insurance charges to cover the Company's anticipated mortality costs. Because a policy's account value and death benefit may vary from month to month, the cost of insurance charges may also vary. These charges are reflected as a component of unit transactions on the accompanying statements of changes in net assets.

   b) MORTALITY AND EXPENSE RISK UNDERTAKINGS--The Company, as issuer of variable life insurance policies, provides the mortality and expense undertakings and, with respect to the Account, receives an annual fee of up to 0.65% of the Account's average daily net assets. These charges are reflected as a component of operating expenses on the accompanying statements of operations.

   c) ADMINISTRATIVE AND ISSUE CHARGES--The Company assesses a monthly administrative charge to compensate the Company for administrative costs in connection with the policies. This charge covers the average expected cost for these services at a maximum of $10 per month. These charges are reflected as a component of cost of insurance and other fees on the accompanying statements of changes in net assets.

   d) DEDUCTION OF OTHER FEES--In accordance with the terms of the contracts, the Company makes deductions for state premium taxes and other insurance charges. These charges are deducted through termination of units of interest from applicable contract owners' accounts and are reflected as a component of cost of insurance and other fees on the accompanying statements of changes in net assets.

_____________________________________ SA-40 ____________________________________

 4.  PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2003 were as follows:

                                           PURCHASES    PROCEEDS
FUND                                        AT COST    FROM SALES
----                                      -----------  -----------
American Funds Asset Allocation
 Investment Division....................  $   132,542  $   521,562
American Funds Global Growth Investment
 Division...............................       59,125       21,770
American Funds Growth Investment
 Division...............................      349,422      747,605
American Funds International Investment
 Division...............................      173,761       77,751
American Funds Global Small
 Capitalization Investment Division.....      236,272      263,982
Scudder VIT EAFE-Registered Trademark-
 Equity Index Investment Division.......    1,742,585    1,773,877
Scudder VIT Equity 500 Index Investment
 Division...............................      616,907      772,842
Scudder VIT Small Cap Index Investment
 Division...............................       88,217      159,548
Alger American Growth Investment
 Division...............................    2,521,150    4,038,845
Alger American Small Capitalization
 Investment Division....................        4,060       17,106
Fidelity VIP Asset Manager Investment
 Division...............................           10          310
Fidelity VIP Equity-Income Investment
 Division...............................          806        6,938
Fidelity VIP High Income Investment
 Division...............................          243           14
Fidelity VIP Overseas Investment
 Division...............................          410       23,602
Franklin Small Cap Investment
 Division...............................      748,233    1,344,623
Franklin Strategic Income Securities
 Investment Division....................       94,647       95,636
Franklin Mutual Shares Securities
 Investment Division....................      844,256    1,333,878
Templeton Foreign Securities Investment
 Division...............................      228,809      139,157
Templeton Growth Securities Investment
 Division...............................       16,265      533,664
Hartford Advisers Investment Division...       82,924      135,378
Hartford Bond Investment Division.......      445,325    1,202,835
Hartford Capital Appreciation Investment
 Division...............................    1,812,221    2,304,028
Hartford Money Market Investment
 Division...............................    9,392,811    5,301,346
Hartford Stock Investment Division......       29,526          871
Janus Aspen Worldwide Growth Investment
 Division...............................      813,489    1,316,329
Janus Aspen Mid Cap Growth Investment
 Division...............................    1,258,373    1,900,736
Janus Aspen Balanced Investment
 Division...............................      612,876    1,823,237
Janus Aspen Flexible Income Investment
 Division...............................      214,259      100,425
Janus Aspen International Growth
 Investment Division....................       39,472       32,750
JP Morgan Bond Investment Division......    2,103,711    2,810,589
JP Morgan International Opportunities
 Investment Division....................    1,509,682    2,228,137
JP Morgan Small Company Investment
 Division...............................    1,108,699    1,570,355
JP Morgan U.S. Large Cap Core Equity
 Investment Division....................    1,361,298    2,199,967
MFS Capital Opportunities Investment
 Division...............................       35,798       66,542
MFS Emerging Growth Investment
 Division...............................      241,181      257,190
MFS High Income Investment Division.....    1,306,623    1,318,062
MFS Investors Trust Investment
 Division...............................      927,547    1,285,390
MFS New Discovery Investment Division...       87,316      473,899
Universal Institutional Funds, Inc. Core
 Plus Fixed Income Investment
 Division...............................    2,299,936    3,017,245
Universal Institutional Funds, Inc.
 Emerging Markets Equity Investment
 Division...............................      327,684      151,864
Universal Institutional Funds, Inc.
 Equity Growth Investment Division......      --               217
Universal Institutional Funds, Inc.
 Technology Investment Division.........      192,978      204,823
Universal Institutional Funds, Inc. High
 Yield Investment Division..............      108,169      181,130
Universal Institutional Funds, Inc. Mid
 Cap Growth Investment Division.........        6,015        9,618
Neuberger Berman AMT Balanced Investment
 Division...............................           15          557
Neuberger Berman AMT Partners Investment
 Division...............................          231        4,897
                                          -----------  -----------
                                          $34,175,879  $41,771,127
                                          ===========  ===========

_____________________________________ SA-41 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 OMNISOURCE
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

 5.  CHANGES IN UNITS OUTSTANDING

    The changes in units outstanding for the year ended December 31, 2003 were as follows:

                                       UNITS       UNITS             NET
                                       ISSUED     REDEEMED   INCREASE (DECREASE)
                                     ----------  ----------  -------------------
American Funds Asset Allocation
 Investment Division...............      14,081      54,027        (39,946)
American Funds Global Growth
 Investment Division...............     310,919     304,852          6,067
American Funds Growth Investment
 Division..........................     809,634     863,812        (54,178)
American Funds International
 Investment Division...............     491,120     476,087         15,033
American Funds Global Small
 Capitalization Investment
 Division..........................      40,285      42,586         (2,301)
Scudder VIT EAFE-Registered
 Trademark- Equity Index Investment
 Division..........................   1,245,313   1,229,236         16,077
Scudder VIT Equity 500 Index
 Investment Division...............     840,398     861,629        (21,231)
Scudder VIT Small Cap Index
 Investment Division...............     109,045     114,125         (5,080)
Alger American Growth Investment
 Division..........................   3,475,153   3,561,598        (86,445)
Alger American Small Capitalization
 Investment Division...............         917       2,287         (1,370)
Fidelity VIP Asset Manager
 Investment Division...............           1           4             (3)
Fidelity VIP Equity-Income
 Investment Division...............      --             412           (412)
Fidelity VIP High Income Investment
 Division..........................      --               1             (1)
Fidelity VIP Overseas Investment
 Division..........................      --           1,848         (1,848)
Franklin Small Cap Investment
 Division..........................   2,316,636   2,382,890        (66,254)
Franklin Strategic Income
 Securities Investment Division....       7,988       8,029            (41)
Franklin Mutual Shares Securities
 Investment Division...............   1,252,872   1,287,340        (34,468)
Templeton Foreign Securities
 Investment Division...............      34,192      20,159         14,033
Templeton Growth Securities
 Investment Division...............       2,117      59,368        (57,251)
Hartford Advisers Investment
 Division..........................     351,328     359,860         (8,532)
Hartford Bond Investment
 Division..........................      80,504     134,517        (54,013)
Hartford Capital Appreciation
 Investment Division...............     467,670     485,552        (17,882)
Hartford Money Market Investment
 Division..........................   3,605,702   3,280,729        324,973
Hartford Stock Investment
 Division..........................       4,110         110          4,000
Janus Aspen Worldwide Growth
 Investment Division...............   2,494,679   2,564,568        (69,889)
Janus Aspen Mid Cap Growth
 Investment Division...............   4,099,613   4,199,555        (99,942)
Janus Aspen Balanced Investment
 Division..........................   1,527,393   1,646,277       (118,884)
Janus Aspen Flexible Income
 Investment Division...............     168,762     162,003          6,759
Janus Aspen International Growth
 Investment Division...............      12,958      10,892          2,066
JP Morgan Bond Investment
 Division..........................   2,082,215   2,139,387        (57,172)
JP Morgan International
 Opportunities Investment
 Division..........................   1,240,244   1,328,944        (88,700)
JP Morgan Small Company Investment
 Division..........................   1,242,371   1,286,558        (44,187)
JP Morgan U.S. Large Cap Core
 Equity Investment Division........   2,185,401   2,261,667        (76,266)
MFS Capital Opportunities
 Investment Division...............       7,367      11,407         (4,040)
MFS Emerging Growth Investment
 Division..........................      49,145      50,807         (1,662)
MFS High Income Investment
 Division..........................     593,591     584,784          8,807
MFS Investors Trust Investment
 Division..........................   1,153,360   1,201,290        (47,930)
MFS New Discovery Investment
 Division..........................      16,898      69,687        (52,789)
Universal Institutional
 Funds, Inc. Core Plus Fixed Income
 Investment Division...............     953,206   1,005,515        (52,309)
Universal Institutional
 Funds, Inc. Emerging Markets
 Equity Investment Division........     385,614     365,881         19,733
Universal Institutional
 Funds, Inc. Equity Growth
 Investment Division...............      --               2             (2)
Universal Institutional
 Funds, Inc. Technology Investment
 Division..........................      84,102      80,400          3,702
Universal Institutional
 Funds, Inc. High Yield Investment
 Division..........................      12,562      14,267         (1,705)
Universal Institutional
 Funds, Inc. Mid Cap Growth
 Investment Division...............       1,944       2,034            (90)
Neuberger Berman AMT Balanced
 Investment Division...............          40          48             (8)
Neuberger Berman AMT Partners
 Investment Division...............      --             325           (325)

_____________________________________ SA-42 ____________________________________

    The changes in units outstanding for the year ended December 31, 2002 were as follows:

                                       UNITS      UNITS            NET
FUND                                   ISSUED    REDEEMED  INCREASE (DECREASE)
----                                 ----------  --------  -------------------
American Funds Asset Allocation
 Investment Division...............      54,813     2,964          51,849
American Funds Global Growth
 Investment Division...............       4,855     8,353          (3,498)
American Funds Growth Investment
 Division..........................     200,905    96,414         104,491
American Funds International
 Investment Division...............       6,205     6,228             (23)
American Funds Global Small
 Capitalization Investment
 Division..........................      27,001    14,731          12,270
Scudder VIT EAFE Equity Index
 Investment Division...............      48,488    65,423         (16,935)
Scudder VIT Equity 500 Index
 Investment Division...............   1,055,412    72,175         983,237
Scudder VIT Small Cap Index
 Investment Division...............      13,334     7,313           6,021
Alger American Growth Investment
 Division..........................      55,235    98,791         (43,556)
Alger American Small Capitalization
 Investment Division...............         664    51,876         (51,212)
Fidelity VIP Asset Manager
 Investment Division...............      --        13,889         (13,889)
Fidelity VIP Equity-Income
 Investment Division...............      --        76,155         (76,155)
Fidelity VIP High Income Investment
 Division..........................      --        16,507         (16,507)
Fidelity VIP Overseas Investment
 Division..........................      --        17,704         (17,704)
Franklin Small Cap Investment
 Division..........................      79,569    45,523          34,046
Franklin Strategic Income
 Securities Investment Division....       1,492        46           1,446
Franklin Templeton Mutual Shares
 Securities Investment Division....      61,007     1,562          59,445
Templeton Foreign Securities
 Investment Division...............      24,963    23,740           1,223
Templeton Growth Securities
 Investment Division...............      73,771     4,130          69,641
Hartford Advisers Investment
 Division..........................      19,859    18,777           1,082
Hartford Bond Investment
 Division..........................      92,672    32,438          60,234
Hartford Capital Appreciation
 Investment Division...............      51,667    70,178         (18,511)
Hartford Money Market Investment
 Division..........................     162,182   241,234         (79,052)
Hartford Stock Investment
 Division..........................       1,104     4,989          (3,885)
Janus Aspen Worldwide Growth
 Investment Division...............      47,930    34,870          13,060
Janus Aspen Aggressive Growth
 Investment Division...............      98,952    33,818          65,134
Janus Aspen Balanced Investment
 Division..........................     151,818    21,244         130,574
Janus Aspen Flexible Income
 Investment Division...............      41,444    33,150           8,294
Janus Aspen International Growth
 Investment Division...............       8,438     6,092           2,346
JP Morgan Bond Investment
 Division..........................      58,551    57,343           1,208
JP Morgan International
 Opportunities Investment
 Division..........................     195,577    22,744         172,833
JP Morgan Small Company Investment
 Division..........................      63,826    14,354          49,472
JP Morgan U.S. Disciplined Equity
 Investment Division...............     288,301   999,459        (711,158)
MFS Capital Opportunities
 Investment Division...............       9,411    12,797          (3,386)
MFS Emerging Growth Investment
 Division..........................       5,783     2,673           3,110
MFS High Income Investment
 Division..........................       5,387     4,941             446
MFS Investors Trust Investment
 Division..........................      77,903    38,740          39,163
MFS New Discovery Investment
 Division..........................      84,915    23,128          61,787
Morgan Stanley Core Plus Fixed
 Income Investment Division........     233,814    35,385         198,429
Morgan Stanley Emerging Markets
 Equity Investment Division........       3,609    71,390         (67,781)
Morgan Stanley Equity Growth
 Investment Division...............      --        22,987         (22,987)
Morgan Stanley Funds Technology
 Investment Division...............      56,664    49,697           6,967
Morgan Stanley Global Value Equity
 Investment Division...............      --        47,396         (47,396)
Morgan Stanley High Yield
 Investment Division...............      11,673     6,680           4,993
Morgan Stanley Mid Cap Growth
 Investment Division...............      20,777    50,979         (30,202)
Neuberger Berman AMT Balanced
 Investment Division...............      --           615            (615)
Neuberger Berman AMT Partners
 Investment Division...............      --        95,812         (95,812)

_____________________________________ SA-43 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 OMNISOURCE
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

 6.  FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each sub-account has outstanding units.

                                                                                             INVESTMENT
                                                           UNIT        CONTRACT     EXPENSE    INCOME       TOTAL
                                               UNITS    FAIR VALUE  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                             ---------  ----------  --------------  -------  ----------  -----------
AMERICAN FUNDS ASSET ALLOCATION INVESTMENT DIVISION
  2003  Lowest contract charges                 18,468  $11.025446   $   203,621      0.66%      1.36%       20.95%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
  2002  Lowest contract charges                 58,415    9.115500       532,479      0.65%      2.90%     (12.95)%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
  2001  Lowest contract charges                  6,488   10.471078        67,936      0.64%      3.83%      (0.14)%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
AMERICAN FUNDS GLOBAL GROWTH INVESTMENT DIVISION
  2003  Lowest contract charges                 71,235    8.499029       605,428      0.65%      0.41%       34.40%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
  2002  Lowest contract charges                 65,169    6.323735       412,110      0.65%      0.92%     (15.19)%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
  2001  Lowest contract charges                 68,664    7.456513       511,994      0.64%      0.86%     (14.77)%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
AMERICAN FUNDS GROWTH INVESTMENT DIVISION
  2003  Lowest contract charges                247,481    8.427555     2,085,657      0.65%      0.10%       35.92%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
  2002  Lowest contract charges                301,658    6.200333     1,870,382      0.65%      0.03%     (24.94)%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
  2001  Lowest contract charges                197,319    8.260951     1,630,040      0.64%      0.48%     (18.68)%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
AMERICAN FUNDS INTERNATIONAL INVESTMENT DIVISION
  2003  Lowest contract charges                 93,582    7.872967       736,771      0.65%      1.44%       33.98%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
  2002  Lowest contract charges                 78,549    5.876283       461,574      0.65%      1.33%     (15.39)%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
  2001  Lowest contract charges                 78,575    6.945504       545,743      0.64%      0.90%     (20.41)%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --

_____________________________________ SA-44 ____________________________________

                                                                                             INVESTMENT
                                                           UNIT        CONTRACT     EXPENSE    INCOME       TOTAL
                                               UNITS    FAIR VALUE  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                             ---------  ----------  --------------  -------  ----------  -----------
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION
 INVESTMENT DIVISION
  2003  Lowest contract charges                 13,295  $ 9.398205   $   124,949      0.65%      0.55%       52.53%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
  2002  Lowest contract charges                 15,596    6.161404        96,095      0.65%      0.86%     (19.58)%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
  2001  Lowest contract charges                  3,326    7.661155        25,481      0.64%      0.76%     (13.42)%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
SCUDDER VIT EAFE-REGISTERED TRADEMARK- EQUITY INDEX INVESTMENT DIVISION
  2003  Lowest contract charges                 60,426    8.982970       542,807      0.65%      1.89%       32.49%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
  2002  Lowest contract charges                 44,349    6.780057       300,690      0.65%      0.91%     (22.11)%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
  2001  Lowest contract charges                 61,286    8.704250       533,451      0.64%     --         (25.17)%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
SCUDDER VIT EQUITY 500 INDEX INVESTMENT DIVISION
  2003  Lowest contract charges              1,185,097   11.270289    13,356,387      0.65%      1.23%       27.30%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
  2002  Lowest contract charges              1,206,328    8.853546    10,680,284      0.64%      1.69%     (22.80)%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
  2001  Lowest contract charges                223,138   11.468429     2,559,042      0.65%      0.82%     (12.75)%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
SCUDDER VIT SMALL CAP INDEX INVESTMENT DIVISION
  2003  Lowest contract charges                 73,465   12.537919       921,102      0.65%      0.98%       45.48%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
  2002  Lowest contract charges                 78,545    8.618526       676,944      0.65%      0.72%     (21.10)%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
  2001  Lowest contract charges                 72,523   10.923142       792,179      0.65%      0.65%        1.41%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --

_____________________________________ SA-45 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 OMNISOURCE
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                                                             INVESTMENT
                                                           UNIT        CONTRACT     EXPENSE    INCOME       TOTAL
                                               UNITS    FAIR VALUE  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                             ---------  ----------  --------------  -------  ----------  -----------
ALGER AMERICAN GROWTH INVESTMENT DIVISION
  2003  Lowest contract charges                 73,390  $15.927709   $ 1,168,942      0.65%     --           34.29%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
  2002  Lowest contract charges                159,836   11.861031     1,895,817      0.65%      0.04%     (33.43)%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
  2001  Lowest contract charges                203,391   17.816364     3,623,688      0.64%      0.22%     (12.39)%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
ALGER AMERICAN SMALL CAPITALIZATION INVESTMENT DIVISION
  2003  Lowest contract charges                  7,118    9.401459        66,923      0.65%     --           41.42%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
  2002  Lowest contract charges                  8,489    6.647817        56,432      0.66%     --         (26.70)%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
  2001  Lowest contract charges                 59,690    9.069626       541,366      0.64%      0.04%     (29.97)%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
FIDELITY VIP EQUITY--INCOME INVESTMENT DIVISION
  2003  Lowest contract charges                  2,782   16.300986        45,352      0.65%      1.88%       29.49%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
  2002  Lowest contract charges                  3,194   12.588970        40,208      0.66%      4.64%     (17.49)%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
  2001  Lowest contract charges                 79,405   15.256646     1,211,454      0.64%      1.91%      (5.57)%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
FIDELITY VIP HIGH INCOME INVESTMENT DIVISION
  2003  Lowest contract charges                     23   10.650261           248      0.26%     --           26.44%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
  2002  Lowest contract charges                     24    8.423126           204      0.65%     16.15%        2.77%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
  2001  Lowest contract charges                 16,513    8.195664       135,335      0.64%     13.03%     (12.30)%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --

_____________________________________ SA-46 ____________________________________

                                                                                             INVESTMENT
                                                           UNIT        CONTRACT     EXPENSE    INCOME       TOTAL
                                               UNITS    FAIR VALUE  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                             ---------  ----------  --------------  -------  ----------  -----------
FRANKLIN SMALL CAP INVESTMENT DIVISION
  2003  Lowest contract charges                 33,103  $ 7.747642   $   256,467      0.65%     --           36.36%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
  2002  Lowest contract charges                 99,356    5.681907       564,533      0.65%      0.27%     (29.15)%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
  2001  Lowest contract charges                 65,444    8.019185       524,806      0.62%      0.25%     (15.80)%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
FRANKLIN STRATEGIC INCOME SECURITIES INVESTMENT DIVISION
  2003  Lowest contract charges                  1,435   13.941490        20,002      0.66%      2.30%       19.58%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
  2002  Lowest contract charges                  1,475   11.659030        17,200      0.65%      0.06%        4.44%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
  2001  Lowest contract charges                     64   11.166667           717      0.65%      0.06%        3.83%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
FRANKLIN MUTUAL SHARES SECURITIES INVESTMENT DIVISION
  2003  Lowest contract charges                 45,926   12.820562       588,794      0.65%      1.11%       24.34%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
  2002  Lowest contract charges                 80,394   10.311100       828,954      0.65%      0.76%     (12.38)%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
  2001  Lowest contract charges                 20,951   11.768210       246,563      0.64%      1.84%        6.35%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
TEMPLETON FOREIGN SECURITIES INVESTMENT DIVISION
  2003  Lowest contract charges                 18,769    9.335400       175,214      0.65%      1.91%       31.36%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
  2002  Lowest contract charges                  4,736    7.106916        33,655      0.64%      1.14%     (19.09)%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
  2001  Lowest contract charges                  3,515    8.784738        30,875      0.64%      2.61%     (16.54)%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --

_____________________________________ SA-47 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 OMNISOURCE
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                                                             INVESTMENT
                                                           UNIT        CONTRACT     EXPENSE    INCOME       TOTAL
                                               UNITS    FAIR VALUE  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                             ---------  ----------  --------------  -------  ----------  -----------
TEMPLETON GROWTH SECURITIES INVESTMENT DIVISION
  2003  Lowest contract charges                 15,432  $10.925361   $   168,605      0.66%      0.84%       31.28%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
  2002  Lowest contract charges                 75,240    8.322196       626,160      0.65%      2.44%     (19.02)%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
  2001  Lowest contract charges                  5,588   10.276843        57,427      0.64%      1.52%      (1.95)%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
HARTFORD ADVISERS INVESTMENT DIVISION
  2003  Lowest contract charges                 70,906    9.621597       682,228      0.65%      2.40%       17.72%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
  2002  Lowest contract charges                 79,438    8.172999       649,249      0.65%      2.91%     (14.35)%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
  2001  Lowest contract charges                 78,325    9.542343       747,404      0.64%      2.89%      (5.26)%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
HARTFORD BOND INVESTMENT DIVISION
  2003  Lowest contract charges                176,050   16.271655     2,864,627      0.65%      3.63%        7.15%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
  2002  Lowest contract charges                230,064   15.186279     3,493,816      0.65%      4.21%        9.37%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
  2001  Lowest contract charges                169,830   13.885217     2,358,124      0.64%      5.40%        7.98%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
HARTFORD CAPITAL APPRECIATION INVESTMENT DIVISION
  2003  Lowest contract charges                 78,714   22.575622     1,777,009      0.65%      0.45%       41.46%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
  2002  Lowest contract charges                 96,596   15.959528     1,541,619      0.65%      0.52%     (20.22)%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
  2001  Lowest contract charges                115,149   20.004977     2,303,494      0.64%      0.62%      (7.54)%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --

_____________________________________ SA-48 ____________________________________

                                                                                             INVESTMENT
                                                           UNIT        CONTRACT     EXPENSE    INCOME       TOTAL
                                               UNITS    FAIR VALUE  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                             ---------  ----------  --------------  -------  ----------  -----------
HARTFORD MONEY MARKET INVESTMENT DIVISION
  2003  Lowest contract charges                612,967  $12.597792   $ 7,722,034      0.65%      0.70%        0.10%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
  2002  Lowest contract charges                287,995   12.585794     3,624,647      0.65%      1.47%        0.81%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
  2001  Lowest contract charges                367,068   12.484847     4,582,789      0.64%     12.10%        3.20%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
HARTFORD STOCK INVESTMENT DIVISION
  2003  Lowest contract charges                  7,820    7.870686        61,550      0.65%      1.70%       25.65%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
  2002  Lowest contract charges                  3,820    6.263758        23,927      0.65%      0.67%     (24.74)%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
  2001  Lowest contract charges                  7,670    8.322295        63,832      0.64%      0.86%     (12.80)%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
JANUS ASPEN WORLDWIDE GROWTH INVESTMENT DIVISION
  2003  Lowest contract charges                 20,347    6.492881       132,108      0.65%      0.76%       22.88%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
  2002  Lowest contract charges                 90,235    5.283944       476,798      0.65%      0.64%     (26.19)%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
  2001  Lowest contract charges                 77,155    7.158706       552,330      0.64%      0.28%     (23.12)%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
JANUS ASPEN MID CAP GROWTH INVESTMENT DIVISION
  2003  Lowest contract charges                 78,370    4.872655       381,868      0.65%     --           33.89%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
  2002  Lowest contract charges                188,859    3.639269       687,310      0.65%     --         (28.58)%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
  2001  Lowest contract charges                123,758    5.095874       630,655      0.64%     --         (39.98)%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --

_____________________________________ SA-49 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 OMNISOURCE
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                                                             INVESTMENT
                                                           UNIT        CONTRACT     EXPENSE    INCOME       TOTAL
                                               UNITS    FAIR VALUE  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                             ---------  ----------  --------------  -------  ----------  -----------
JANUS ASPEN BALANCED INVESTMENT DIVISION
  2003  Lowest contract charges                141,866  $10.274235   $ 1,457,568      0.65%      1.41%       12.99%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
  2002  Lowest contract charges                265,729    9.093422     2,416,383      0.65%      2.20%      (7.28)%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
  2001  Lowest contract charges                135,135    9.807274     1,325,306      0.64%      1.69%      (5.52)%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
JANUS ASPEN FLEXIBLE INCOME INVESTMENT DIVISION
  2003  Lowest contract charges                 62,143   13.185777       819,410      0.65%      3.96%        5.54%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
  2002  Lowest contract charges                 55,385   12.493946       691,974      0.65%      3.15%        9.44%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
  2001  Lowest contract charges                 47,079   11.416003       537,454      0.64%      4.47%        6.79%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
JANUS ASPEN INTERNATIONAL GROWTH INVESTMENT DIVISION
  2003  Lowest contract charges                 23,629    6.861603       162,135      0.65%      1.00%       33.66%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
  2002  Lowest contract charges                 21,562    5.133534       110,692      0.65%      0.66%     (26.24)%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
  2001  Lowest contract charges                 19,259    6.959773       134,035      0.64%      0.63%     (23.93)%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
JP MORGAN BOND INVESTMENT DIVISION
  2003  Lowest contract charges                 32,019   13.632922       436,518      0.65%      3.10%        3.05%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
  2002  Lowest contract charges                 89,192   13.230084     1,180,011      0.65%      0.58%        8.10%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
  2001  Lowest contract charges                 88,004   12.238866     1,077,069      0.64%      6.59%        6.23%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --

_____________________________________ SA-50 ____________________________________

                                                                                             INVESTMENT
                                                           UNIT        CONTRACT     EXPENSE    INCOME       TOTAL
                                               UNITS    FAIR VALUE  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                             ---------  ----------  --------------  -------  ----------  -----------
JP MORGAN INTERNATIONAL OPPORTUNITIES
 INVESTMENT DIVISION
  2003  Lowest contract charges                514,983  $10.130847   $ 5,217,217      0.65%      0.97%       31.59%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
  2002  Lowest contract charges                603,683    7.699074     4,647,803      0.65%      0.41%     (18.84)%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
  2001  Lowest contract charges                430,846    9.485935     4,086,977      0.64%      1.13%     (19.66)%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
JP MORGAN SMALL COMPANY INVESTMENT DIVISION
  2003  Lowest contract charges                108,656   11.945521     1,297,953      0.65%     --           35.10%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
  2002  Lowest contract charges                152,843    8.842199     1,351,470      0.65%      0.17%     (22.16)%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
  2001  Lowest contract charges                103,376   11.359418     1,174,285      0.64%      0.04%      (8.62)%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
JP MORGAN U.S. LARGE CAP CORE EQUITY
 INVESTMENT DIVISION
  2003  Lowest contract charges                 37,798   10.794837       408,020      0.65%      0.99%       27.31%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
  2002  Lowest contract charges                114,064    8.479306       967,185      0.66%      0.09%     (25.11)%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
  2001  Lowest contract charges                825,235   11.322755     9,343,931      0.64%      0.54%     (12.48)%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
MFS CAPITAL OPPORTUNITIES INVESTMENT DIVISION
  2003  Lowest contract charges                 23,374    6.588614       154,001      0.65%      0.24%       26.56%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
  2002  Lowest contract charges                 27,414    5.205799       142,709      0.65%      0.06%     (30.15)%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
  2001  Lowest contract charges                 30,766    7.452252       229,276      0.64%      0.01%     (23.98)%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --

_____________________________________ SA-51 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 OMNISOURCE
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                                                             INVESTMENT
                                                           UNIT        CONTRACT     EXPENSE    INCOME       TOTAL
                                               UNITS    FAIR VALUE  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                             ---------  ----------  --------------  -------  ----------  -----------
MFS EMERGING GROWTH INVESTMENT DIVISION
  2003  Lowest contract charges                 18,258  $ 5.258188   $    96,004      0.65%     --           29.38%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
  2002  Lowest contract charges                 19,920    4.064013        80,954      0.65%     --         (34.19)%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
  2001  Lowest contract charges                 16,810    6.175372       103,808      0.64%     --         (33.92)%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
MFS HIGH INCOME INVESTMENT DIVISION
  2003  Lowest contract charges                 13,222   11.413530       150,912      0.65%      1.47%       17.19%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
  2002  Lowest contract charges                  9,344    9.739038        91,002      0.65%      4.75%        1.90%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
  2001  Lowest contract charges                  8,913    9.557388        85,185      0.64%      5.64%        1.41%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
MFS INVESTORS TRUST INVESTMENT DIVISION
  2003  Lowest contract charges                 91,666    8.099482       742,445      0.65%      0.99%       21.36%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
  2002  Lowest contract charges                139,595    6.674137       931,679      0.65%      0.52%     (21.48)%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
  2001  Lowest contract charges                100,492    8.499427       854,127      0.64%      0.45%     (16.50)%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
MFS NEW DISCOVERY INVESTMENT DIVISION
  2003  Lowest contract charges                 77,465    8.871221       687,206      0.65%     --           32.85%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
  2002  Lowest contract charges                130,254    6.677546       869,777      0.65%     --         (32.07)%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
  2001  Lowest contract charges                 68,469    9.830741       673,101      0.64%     --          (5.64)%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --

_____________________________________ SA-52 ____________________________________

                                                                                             INVESTMENT
                                                           UNIT        CONTRACT     EXPENSE    INCOME       TOTAL
                                               UNITS    FAIR VALUE  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                             ---------  ----------  --------------  -------  ----------  -----------
UNIVERSAL INSTITUTIONAL FUNDS, INC. CORE PLUS FIXED
 INCOME INVESTMENT DIVISION
  2003  Lowest contract charges                751,355  $14.046366   $10,553,802      0.65%      0.06%        3.96%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
  2002  Lowest contract charges                803,663   13.511229    10,858,479      0.65%      3.91%        6.63%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
  2001  Lowest contract charges                605,234   12.670955     7,668,893      0.64%      3.67%        8.61%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
UNIVERSAL INSTITUTIONAL FUNDS, INC. EMERGING MARKETS
 EQUITY INVESTMENT DIVISION
  2003  Lowest contract charges                 94,797   11.790643     1,117,715      0.65%     --           48.70%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
  2002  Lowest contract charges                 75,064    7.929111       595,187      0.65%     --          (9.49)%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
  2001  Lowest contract charges                142,848    8.760410     1,251,407      0.64%     --          (7.10)%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
UNIVERSAL INSTITUTIONAL FUNDS, INC. EQUITY GROWTH
 INVESTMENT DIVISION
  2003  Lowest contract charges                     23   10.763825           250      0.25%     --           24.12%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
  2002  Lowest contract charges                     26    8.672266           223      0.66%     --         (28.33)%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
  2001  Lowest contract charges                 23,014   12.100417       278,479      0.64%      0.12%     (15.66)%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
UNIVERSAL INSTITUTIONAL FUNDS, INC. TECHNOLOGY
 INVESTMENT DIVISION
  2003  Lowest contract charges                 17,665    3.209743        56,699      0.65%     --           46.82%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
  2002  Lowest contract charges                 22,508    2.186233        49,208      0.65%     --         (49.30)%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
  2001  Lowest contract charges                 15,671    4.311914        67,572      0.64%     --         (49.17)%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --

_____________________________________ SA-53 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 OMNISOURCE
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                                                             INVESTMENT
                                                           UNIT        CONTRACT     EXPENSE    INCOME       TOTAL
                                               UNITS    FAIR VALUE  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                             ---------  ----------  --------------  -------  ----------  -----------
UNIVERSAL INSTITUTIONAL FUNDS, INC. HIGH YIELD
 INVESTMENT DIVISION
  2003  Lowest contract charges                 10,455  $10.622777   $   111,058      0.65%     --           24.90%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
  2002  Lowest contract charges                 17,567    8.505330       149,413      0.65%     11.32%      (7.87)%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
  2001  Lowest contract charges                 12,555    9.231701       115,904      0.66%      8.76%      (5.09)%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
UNIVERSAL INSTITUTIONAL FUNDS, INC. MID CAP GROWTH
 INVESTMENT DIVISION
  2003  Lowest contract charges                 51,922    6.986918       362,778      0.65%     --           40.85%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
  2002  Lowest contract charges                 52,013    4.960670       258,018      0.65%     --         (31.60)%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
  2001  Lowest contract charges                 82,151    7.252778       595,823      0.63%     --         (29.77)%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
NEUBERGER BERMAN AMT BALANCED
 INVESTMENT DIVISION
  2003  Lowest contract charges                     37   13.733556           506      0.64%      2.68%       15.53%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
  2002  Lowest contract charges                     46   11.887993           542      0.65%      3.92%     (17.69)%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
  2001  Lowest contract charges                    663   14.435475         9,571      0.65%      3.63%     (13.92)%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
NEUBERGER BERMAN AMT PARTNERS
 INVESTMENT DIVISION
  2003  Lowest contract charges                  4,287   14.526176        62,274      0.65%     --           34.21%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
  2002  Lowest contract charges                  4,612   10.823171        49,914      0.66%      0.65%     (24.63)%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --
  2001  Lowest contract charges                100,459   14.360923     1,442,686      0.64%      0.42%      (3.46)%
        Highest contract charges                --          --           --           --        --           --
        Remaining contract charges              --          --           --           --        --           --

  * This represents the annualized contract expenses of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

_____________________________________ SA-54 ____________________________________

 ** These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
*** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
  #  Rounded unit values.

Summary of the Account's expense charges, including Mortality and Expense risk charges, Administrative charges, and Annual Maintenance fees assessed. These fees are either assessed as a direct reduction in unit values or through redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

The Company, will make certain deductions, 0.65% on annual basis, of the contract's value for mortality and expense risks undertaken by the Company.

These charges are a reduction in unit values.

ADMINISTRATIVE CHARGES:

The Company, will make certain deductions, $10.00 per coverage month for administrative services provided by the Company.

These charges are a reduction in unit values.

_____________________________________ SA-55 ____________________________________

 INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------
TO THE CONTRACT OWNERS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE, THE ONE PROVIDER AND THE
BOARD OF DIRECTORS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

We have audited the accompanying statements of assets and liabilities, of Hartford Life and Annuity Insurance Company ICMG Registered Variable Life Separate Account One, The One Provider (the "Account") comprising the Fidelity VIP Fund II Asset Manager Investment Division, Fidelity VIP Fund Equity-Income Investment Division, Fidelity VIP Fund III Growth Opportunities Investment Division, Fidelity VIP Fund High Income Investment Division, Fidelity VIP Fund II Index 500 Investment Division, Fidelity VIP Fund Money Market Investment Division, Putnam VT International Equity Investment Division, Putnam VT Vista Investment Division, Putnam VT Voyager Investment Division, One Group Investment Trust Balanced Investment Division, One Group Investment Trust Bond Investment Division, One Group Investment Trust Diversified Equity Investment Division, One Group Investment Trust Diversified Mid Cap Investment Division, One Group Investment Trust Equity Index Investment Division, One Group Investment Trust Government Bond Investment Division, One Group Investment Trust Large Cap Growth Investment Division, One Group Investment Trust Mid Cap Growth Investment Division and One Group Investment Trust Mid Cap Value Investment Division (collectively, the "sub-accounts") as of December 31, 2003, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years ended December 31, 2003 for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2003, by correspondence with investment companies; where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the sub-accounts constituting the Hartford Life and Annuity Insurance Company ICMG Registered Variable Life Separate Account One, The One Provider as of December 31, 2003, the results of their operations for the year then ended, and the changes in their net assets for each of the two years ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Hartford, Connecticut
February 25, 2004

_____________________________________ SA-1 _____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
THE ONE PROVIDER
 STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

                           FIDELITY VIP FUND II  FIDELITY VIP FUND
                              ASSET MANAGER        EQUITY-INCOME
                                INVESTMENT          INVESTMENT
                                 DIVISION            DIVISION
                           --------------------  -----------------
ASSETS:
  Investments:
    Number of Shares.....            7,644              29,412
                                ==========          ==========
    Cost.................       $  100,894          $  573,387
                                ==========          ==========
    Market Value.........       $  109,843          $  679,711
  Due from Hartford Life
   And Annuity Insurance
   Company...............                2                  12
  Receivable on fund
   shares sold...........        --                   --
  Other assets...........        --                   --
                                ----------          ----------
  Total Assets...........          109,845             679,723
                                ----------          ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............
  Payable for fund shares
   purchased.............                2                  12
                                ----------          ----------
  Total Liabilities......                2                  12
                                ----------          ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........       $  109,843          $  679,711
                                ==========          ==========
VARIABLE LIFE INSURANCE
 POLICIES:
  Units owned by
   participants..........            9,749              59,528
  Unit price*............       $11.266688          $11.418406

  *  Rounded unit prices

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                           FIDELITY VIP FUND III                                                                PUTNAM VT
                                  GROWTH          FIDELITY VIP FUND  FIDELITY VIP FUND II  FIDELITY VIP FUND  INTERNATIONAL
                               OPPORTUNITIES         HIGH INCOME          INDEX 500          MONEY MARKET        EQUITY
                                INVESTMENT           INVESTMENT           INVESTMENT          INVESTMENT       INVESTMENT
                                 DIVISION             DIVISION             DIVISION            DIVISION       DIVISION (A)
                           ---------------------  -----------------  --------------------  -----------------  -------------
ASSETS:
  Investments:
    Number of Shares.....            3,548               16,404                3,285             928,092           68,908
                                 =========            =========           ==========          ==========       ==========
    Cost.................        $  44,260            $  99,376           $  391,850          $  928,092       $  876,855
                                 =========            =========           ==========          ==========       ==========
    Market Value.........        $  53,437            $ 113,514           $  414,335          $  928,092       $  885,467
  Due from Hartford Life
   And Annuity Insurance
   Company...............                1                    2                    7                  17               16
  Receivable on fund
   shares sold...........        --                    --                  --                   --                --
  Other assets...........        --                           1                    1                   1          --
                                 ---------            ---------           ----------          ----------       ----------
  Total Assets...........           53,438              113,517              414,343             928,110          885,483
                                 ---------            ---------           ----------          ----------       ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............
  Payable for fund shares
   purchased.............                1                    2                    7                  17               17
                                 ---------            ---------           ----------          ----------       ----------
  Total Liabilities......                1                    2                    7                  17               17
                                 ---------            ---------           ----------          ----------       ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........        $  53,437            $ 113,515           $  414,336          $  928,093       $  885,466
                                 =========            =========           ==========          ==========       ==========
VARIABLE LIFE INSURANCE
 POLICIES:
  Units owned by
   participants..........            6,522               13,437               40,124              77,655           76,192
  Unit price*............        $8.193212            $8.448054           $10.326447          $11.951555       $11.621485


                           PUTNAM VT   PUTNAM VT
                             VISTA      VOYAGER
                           INVESTMENT  INVESTMENT
                            DIVISION    DIVISION
                           ----------  ----------
ASSETS:
  Investments:
    Number of Shares.....     16,420      14,178
                           =========   =========
    Cost.................  $ 240,049   $ 415,541
                           =========   =========
    Market Value.........  $ 172,081   $ 368,052
  Due from Hartford Life
   And Annuity Insurance
   Company...............          3           7
  Receivable on fund
   shares sold...........     --          --
  Other assets...........     --          --
                           ---------   ---------
  Total Assets...........    172,084     368,059
                           ---------   ---------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............
  Payable for fund shares
   purchased.............          3           7
                           ---------   ---------
  Total Liabilities......          3           7
                           ---------   ---------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........  $ 172,081   $ 368,052
                           =========   =========
VARIABLE LIFE INSURANCE
 POLICIES:
  Units owned by
   participants..........     18,887      37,506
  Unit price*............  $9.111099   $9.813150

  *  Rounded unit prices
(a) Formerly Putnam VT International Growth Fund Sub-Account. Change effective April 30, 2003.

_____________________________________ SA-3 _____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
THE ONE PROVIDER
 STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                              ONE GROUP       ONE GROUP
                           INVESTMENT TRUST   INVESTMENT
                               BALANCED       TRUST BOND
                              INVESTMENT      INVESTMENT
                               DIVISION        DIVISION
                           ----------------  ------------
ASSETS:
  Investments:
    Number of Shares.....        295,796          78,524
                              ==========      ==========
    Cost.................     $4,166,491      $  871,356
                              ==========      ==========
    Market Value.........     $4,286,083      $  909,305
  Due from Hartford Life
   And Annuity Insurance
   Company...............             76              16
  Receivable on fund
   shares sold...........       --               --
  Other assets...........              1         --
                              ----------      ----------
  Total Assets...........      4,286,160         909,321
                              ----------      ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............
  Payable for fund shares
   purchased.............             76              16
                              ----------      ----------
  Total Liabilities......             76              16
                              ----------      ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........     $4,286,084      $  909,305
                              ==========      ==========
VARIABLE LIFE INSURANCE
 POLICIES:
  Units owned by
   participants..........        426,941          64,295
  Unit price*............     $10.039048      $14.142776

  *  Rounded unit prices

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                               ONE GROUP            ONE GROUP          ONE GROUP         ONE GROUP         ONE GROUP
                            INVESTMENT TRUST    INVESTMENT TRUST    INVESTMENT TRUST  INVESTMENT TRUST  INVESTMENT TRUST
                           DIVERSIFIED EQUITY  DIVERSIFIED MID CAP    EQUITY INDEX    GOVERNMENT BOND   LARGE CAP GROWTH
                               INVESTMENT          INVESTMENT          INVESTMENT        INVESTMENT        INVESTMENT
                                DIVISION            DIVISION            DIVISION          DIVISION          DIVISION
                           ------------------  -------------------  ----------------  ----------------  ----------------
ASSETS:
  Investments:
    Number of Shares.....          6,356               54,887             153,854            11,886           131,892
                               =========           ==========          ==========        ==========        ==========
    Cost.................      $  88,816           $  779,551          $1,429,583        $  135,727        $1,950,847
                               =========           ==========          ==========        ==========        ==========
    Market Value.........      $  90,188           $  850,742          $1,495,462        $  138,706        $1,649,967
  Due from Hartford Life
   And Annuity Insurance
   Company...............              2                   15                  27                 2                29
  Receivable on fund
   shares sold...........       --                   --                  --                --                --
  Other assets...........       --                   --                  --                --                --
                               ---------           ----------          ----------        ----------        ----------
  Total Assets...........         90,190              850,757           1,495,489           138,708         1,649,996
                               ---------           ----------          ----------        ----------        ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............
  Payable for fund shares
   purchased.............              2                   15                  27                 2                30
                               ---------           ----------          ----------        ----------        ----------
  Total Liabilities......              2                   15                  27                 2                30
                               ---------           ----------          ----------        ----------        ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........      $  90,188           $  850,742          $1,495,462        $  138,706        $1,649,966
                               =========           ==========          ==========        ==========        ==========
VARIABLE LIFE INSURANCE
 POLICIES:
  Units owned by
   participants..........         10,137               70,018             182,707            10,420           203,714
  Unit price*............      $8.896834           $12.150373          $ 8.185051        $13.311830        $ 8.099437

                                ONE GROUP          ONE GROUP
                            INVESTMENT TRUST    INVESTMENT TRUST
                           MID CAP GROWTH FUND   MID CAP VALUE
                               INVESTMENT          INVESTMENT
                                DIVISION            DIVISION
                           -------------------  ----------------
ASSETS:
  Investments:
    Number of Shares.....          37,285              90,517
                               ==========          ==========
    Cost.................      $  554,678          $1,001,682
                               ==========          ==========
    Market Value.........      $  584,996          $1,247,320
  Due from Hartford Life
   And Annuity Insurance
   Company...............              10                  22
  Receivable on fund
   shares sold...........        --                  --
  Other assets...........        --                  --
                               ----------          ----------
  Total Assets...........         585,006           1,247,342
                               ----------          ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............
  Payable for fund shares
   purchased.............              10                  22
                               ----------          ----------
  Total Liabilities......              10                  22
                               ----------          ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........      $  584,996          $1,247,320
                               ==========          ==========
VARIABLE LIFE INSURANCE
 POLICIES:
  Units owned by
   participants..........          52,771              95,019
  Unit price*............      $11.085663          $13.127082

  *  Rounded unit prices

_____________________________________ SA-5 _____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 THE ONE PROVIDER
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

                           FIDELITY VIP FUND II  FIDELITY VIP FUND
                              ASSET MANAGER        EQUITY-INCOME
                                INVESTMENT          INVESTMENT
                                 DIVISION            DIVISION
                           --------------------  -----------------
INVESTMENT INCOME:
  Dividends..............        $ 1,363             $  5,738
                                 -------             --------
EXPENSE:
  Mortality and expense
   risk undertakings.....           (526)              (3,309)
                                 -------             --------
    Net investment income
     (loss)..............            837                2,429
                                 -------             --------
CAPITAL GAINS INCOME.....       --                    --
                                 -------             --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........            (49)               1,198
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         13,042              151,327
                                 -------             --------
    Net realized and
     unrealized gain
     (loss) on
     investments.........         12,993              152,525
                                 -------             --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....        $13,830             $154,954
                                 =======             ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                           FIDELITY VIP FUND III                                                                PUTNAM VT
                                  GROWTH          FIDELITY VIP FUND  FIDELITY VIP FUND II  FIDELITY VIP FUND  INTERNATIONAL
                               OPPORTUNITIES         HIGH INCOME          INDEX 500          MONEY MARKET        EQUITY
                                INVESTMENT           INVESTMENT           INVESTMENT          INVESTMENT       INVESTMENT
                                 DIVISION             DIVISION             DIVISION            DIVISION       DIVISION (A)
                           ---------------------  -----------------  --------------------  -----------------  -------------
INVESTMENT INCOME:
  Dividends..............        -$-                   $ 3,424             $ 3,919              $8,233          $  4,023
                                  -------              -------             -------              ------          --------
EXPENSE:
  Mortality and expense
   risk undertakings.....            (207)                (511)             (2,158)             (5,436)           (3,863)
                                  -------              -------             -------              ------          --------
    Net investment income
     (loss)..............            (207)               2,913               1,761               2,797               160
                                  -------              -------             -------              ------          --------
CAPITAL GAINS INCOME.....        --                    --                 --                   --                 --
                                  -------              -------             -------              ------          --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          (5,674)                 121                 499             --                  1,255
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................          15,709               13,722              80,885             --                165,896
                                  -------              -------             -------              ------          --------
    Net realized and
     unrealized gain
     (loss) on
     investments.........          10,035               13,843              81,384             --                167,151
                                  -------              -------             -------              ------          --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....         $ 9,828              $16,756             $83,145              $2,797          $167,311
                                  =======              =======             =======              ======          ========


                           PUTNAM VT   PUTNAM VT
                             VISTA      VOYAGER
                           INVESTMENT  INVESTMENT
                            DIVISION    DIVISION
                           ----------  ----------
INVESTMENT INCOME:
  Dividends..............   $ --        $   910
                            -------     -------
EXPENSE:
  Mortality and expense
   risk undertakings.....      (975)     (1,944)
                            -------     -------
    Net investment income
     (loss)..............      (975)     (1,034)
                            -------     -------
CAPITAL GAINS INCOME.....     --          --
                            -------     -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........    (1,285)       (241)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    41,509      67,355
                            -------     -------
    Net realized and
     unrealized gain
     (loss) on
     investments.........    40,224      67,114
                            -------     -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $39,249     $66,080
                            =======     =======

(a) Formerly Putnam VT International Growth Fund Sub-Account. Change effective April 30, 2003.

_____________________________________ SA-7 _____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 THE ONE PROVIDER
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                              ONE GROUP      ONE GROUP
                           INVESTMENT TRUST  INVESTMENT
                               BALANCED      TRUST BOND
                              INVESTMENT     INVESTMENT
                               DIVISION       DIVISION
                           ----------------  ----------
INVESTMENT INCOME:
  Dividends..............      $ 80,949       $ 52,869
                               --------       --------
EXPENSE:
  Mortality and expense
   risk undertakings.....       (23,506)        (6,092)
                               --------       --------
    Net investment income
     (loss)..............        57,443         46,777
                               --------       --------
CAPITAL GAINS INCOME.....       --              --
                               --------       --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          (401)        14,064
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       548,272        (33,116)
                               --------       --------
    Net realized and
     unrealized gain
     (loss) on
     investments.........       547,871        (19,052)
                               --------       --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $605,314       $ 27,725
                               ========       ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                               ONE GROUP            ONE GROUP          ONE GROUP         ONE GROUP         ONE GROUP
                            INVESTMENT TRUST    INVESTMENT TRUST    INVESTMENT TRUST  INVESTMENT TRUST  INVESTMENT TRUST
                           DIVERSIFIED EQUITY  DIVERSIFIED MID CAP    EQUITY INDEX    GOVERNMENT BOND   LARGE CAP GROWTH
                               INVESTMENT          INVESTMENT          INVESTMENT        INVESTMENT        INVESTMENT
                                DIVISION            DIVISION            DIVISION          DIVISION          DIVISION
                           ------------------  -------------------  ----------------  ----------------  ----------------
INVESTMENT INCOME:
  Dividends..............       $ 1,213             $  1,178            $ 10,811          $ 6,089           $  1,204
                                -------             --------            --------          -------           --------
EXPENSE:
  Mortality and expense
   risk undertakings.....          (768)              (4,269)             (7,873)            (911)            (8,286)
                                -------             --------            --------          -------           --------
    Net investment income
     (loss)..............           445               (3,091)              2,938            5,178             (7,082)
                                -------             --------            --------          -------           --------
CAPITAL GAINS INCOME.....       --                  --                   --               --                 --
                                -------             --------            --------          -------           --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (8,323)               2,463              19,610              446               (227)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        29,407              175,550             280,642           (2,576)           313,121
                                -------             --------            --------          -------           --------
    Net realized and
     unrealized gain
     (loss) on
     investments.........        21,084              178,013             300,252           (2,130)           312,894
                                -------             --------            --------          -------           --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $21,529             $174,922            $303,190          $ 3,048           $305,812
                                =======             ========            ========          =======           ========

                                ONE GROUP          ONE GROUP
                            INVESTMENT TRUST    INVESTMENT TRUST
                           MID CAP GROWTH FUND   MID CAP VALUE
                               INVESTMENT          INVESTMENT
                                DIVISION            DIVISION
                           -------------------  ----------------
INVESTMENT INCOME:
  Dividends..............       $--                 $  1,534
                                --------            --------
EXPENSE:
  Mortality and expense
   risk undertakings.....         (2,794)             (4,593)
                                --------            --------
    Net investment income
     (loss)..............         (2,794)             (3,059)
                                --------            --------
CAPITAL GAINS INCOME.....       --                   --
                                --------            --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           (637)              2,661
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        110,472             249,182
                                --------            --------
    Net realized and
     unrealized gain
     (loss) on
     investments.........        109,835             251,843
                                --------            --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $107,041            $248,784
                                ========            ========

_____________________________________ SA-9 _____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 THE ONE PROVIDER
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2003

                           FIDELITY VIP FUND II  FIDELITY VIP FUND
                              ASSET MANAGER        EQUITY-INCOME
                                INVESTMENT          INVESTMENT
                                 DIVISION            DIVISION
                           --------------------  -----------------
OPERATIONS:
  Net investment income
   (loss)................        $    837            $  2,429
  Capital gains income...        --                   --
  Net realized gain
   (loss) on security
   transactions..........             (49)              1,198
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................          13,042             151,327
                                 --------            --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        $ 13,830            $154,954
                                 --------            --------
UNIT TRANSACTIONS:
  Purchases..............          29,518             249,414
  Net transfers..........          30,946              25,753
  Administrative fee.....            (205)               (634)
  Surrenders for benefit
   payments and fees.....        --                   --
  Cost of insurance and
   other fees............          (1,461)             (9,330)
  Other activity.........            (294)                 52
                                 --------            --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........          58,504             265,255
                                 --------            --------
  Total increase
   (decrease) in net
   assets................          72,334             420,209
NET ASSETS:
  Beginning of year......          37,509             259,502
                                 --------            --------
  End of year............        $109,843            $679,711
                                 ========            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                           FIDELITY VIP FUND                                                                PUTNAM VT
                                GROWTH        FIDELITY VIP FUND  FIDELITY VIP FUND II  FIDELITY VIP FUND  INTERNATIONAL  PUTNAM VT
                             OPPORTUNITIES       HIGH INCOME          INDEX 500          MONEY MARKET        EQUITY        VISTA
                              INVESTMENT         INVESTMENT           INVESTMENT          INVESTMENT       INVESTMENT    INVESTMENT
                               DIVISION           DIVISION             DIVISION            DIVISION       DIVISION (A)    DIVISION
                           -----------------  -----------------  --------------------  -----------------  -------------  ----------
OPERATIONS:
  Net investment income
   (loss)................       $  (207)          $  2,913             $  1,761            $  2,797         $    160      $   (975)
  Capital gains income...       --                 --                  --                   --                --            --
  Net realized gain
   (loss) on security
   transactions..........        (5,674)               121                  499             --                 1,255        (1,285)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        15,709             13,722               80,885             --               165,896        41,509
                                -------           --------             --------            --------         --------      --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       $ 9,828           $ 16,756             $ 83,145            $  2,797         $167,311      $ 39,249
                                -------           --------             --------            --------         --------      --------
UNIT TRANSACTIONS:
  Purchases..............         7,511             23,633               77,973             437,497          145,352        30,179
  Net transfers..........        19,459             32,022               42,273             (19,767)         129,880       (21,596)
  Administrative fee.....           (27)               (65)                (442)               (976)            (761)         (478)
  Surrenders for benefit
   payments and fees.....       --                 --                  --                   --                --            --
  Cost of insurance and
   other fees............          (508)            (1,268)              (6,375)            (14,434)          (9,811)       (4,258)
  Other activity.........          (289)               (97)                 140                  26               11         1,595
                                -------           --------             --------            --------         --------      --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        26,146             54,225              113,569             402,346          264,671         5,442
                                -------           --------             --------            --------         --------      --------
  Total increase
   (decrease) in net
   assets................        35,974             70,981              196,714             405,143          431,982        44,691
NET ASSETS:
  Beginning of year......        17,463             42,534              217,622             522,950          453,484       127,390
                                -------           --------             --------            --------         --------      --------
  End of year............       $53,437           $113,515             $414,336            $928,093         $885,466      $172,081
                                =======           ========             ========            ========         ========      ========


                           PUTNAM VT
                            VOYAGER
                           INVESTMENT
                            DIVISION
                           ----------
OPERATIONS:
  Net investment income
   (loss)................   $ (1,034)
  Capital gains income...     --
  Net realized gain
   (loss) on security
   transactions..........       (241)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     67,355
                            --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   $ 66,080
                            --------
UNIT TRANSACTIONS:
  Purchases..............     97,148
  Net transfers..........     13,569
  Administrative fee.....       (767)
  Surrenders for benefit
   payments and fees.....     --
  Cost of insurance and
   other fees............     (6,833)
  Other activity.........        501
                            --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    103,618
                            --------
  Total increase
   (decrease) in net
   assets................    169,698
NET ASSETS:
  Beginning of year......    198,354
                            --------
  End of year............   $368,052
                            ========

(a) Formerly Putnam VT International Growth Fund Sub-Account. Change effective April 30, 2003.

_____________________________________ SA-11 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 THE ONE PROVIDER
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                              ONE GROUP       ONE GROUP
                           INVESTMENT TRUST   INVESTMENT
                               BALANCED       TRUST BOND
                              INVESTMENT      INVESTMENT
                               DIVISION        DIVISION
                           ----------------  ------------
OPERATIONS:
  Net investment income
   (loss)................     $   57,443      $   46,777
  Capital gains income...       --               --
  Net realized gain
   (loss) on security
   transactions..........           (401)         14,064
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        548,272         (33,116)
                              ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     $  605,314      $   27,725
                              ----------      ----------
UNIT TRANSACTIONS:
  Purchases..............      1,064,231         275,728
  Net transfers..........         64,722        (547,083)
  Administrative fee.....         (2,387)         (1,250)
  Surrenders for benefit
   payments and fees.....       --               --
  Cost of insurance and
   other fees............        (41,563)        (17,834)
  Other activity.........          1,556             (29)
                              ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      1,086,559        (290,468)
                              ----------      ----------
  Total increase
   (decrease) in net
   assets................      1,691,873        (262,743)
NET ASSETS:
  Beginning of year......      2,594,211       1,172,048
                              ----------      ----------
  End of year............     $4,286,084      $  909,305
                              ==========      ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                               ONE GROUP            ONE GROUP          ONE GROUP         ONE GROUP         ONE GROUP
                            INVESTMENT TRUST    INVESTMENT TRUST    INVESTMENT TRUST  INVESTMENT TRUST  INVESTMENT TRUST
                           DIVERSIFIED EQUITY  DIVERSIFIED MID CAP    EQUITY INDEX    GOVERNMENT BOND   LARGE CAP GROWTH
                               INVESTMENT          INVESTMENT          INVESTMENT        INVESTMENT        INVESTMENT
                                DIVISION            DIVISION            DIVISION          DIVISION          DIVISION
                           ------------------  -------------------  ----------------  ----------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................      $     445            $ (3,091)          $    2,938         $  5,178         $   (7,082)
  Capital gains income...       --                  --                   --                --                --
  Net realized gain
   (loss) on security
   transactions..........         (8,323)              2,463               19,610              446               (227)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         29,407             175,550              280,642           (2,576)           313,121
                               ---------            --------           ----------         --------         ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      $  21,529            $174,922           $  303,190         $  3,048         $  305,812
                               ---------            --------           ----------         --------         ----------
UNIT TRANSACTIONS:
  Purchases..............         29,174             172,283              433,450           65,161            423,113
  Net transfers..........       (134,722)            (54,941)             (36,247)          (9,229)          (110,681)
  Administrative fee.....           (234)               (683)              (1,158)            (198)            (1,514)
  Surrenders for benefit
   payments and fees.....       --                  --                   --                --                --
  Cost of insurance and
   other fees............         (2,470)             (9,492)             (15,969)          (2,847)           (17,817)
  Other activity.........          4,610               1,960                  577               62              1,917
                               ---------            --------           ----------         --------         ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (103,642)            109,127              380,653           52,949            295,018
                               ---------            --------           ----------         --------         ----------
  Total increase
   (decrease) in net
   assets................        (82,113)            284,049              683,843           55,997            600,830
NET ASSETS:
  Beginning of year......        172,301             566,693              811,619           82,709          1,049,136
                               ---------            --------           ----------         --------         ----------
  End of year............      $  90,188            $850,742           $1,495,462         $138,706         $1,649,966
                               =========            ========           ==========         ========         ==========

                                ONE GROUP          ONE GROUP
                            INVESTMENT TRUST    INVESTMENT TRUST
                           MID CAP GROWTH FUND   MID CAP VALUE
                               INVESTMENT          INVESTMENT
                                DIVISION            DIVISION
                           -------------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................       $ (2,794)          $   (3,059)
  Capital gains income...       --                   --
  Net realized gain
   (loss) on security
   transactions..........           (637)               2,661
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        110,472              249,182
                                --------           ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       $107,041           $  248,784
                                --------           ----------
UNIT TRANSACTIONS:
  Purchases..............        137,523              309,333
  Net transfers..........         62,298              513,345
  Administrative fee.....           (894)                (678)
  Surrenders for benefit
   payments and fees.....       --                   --
  Cost of insurance and
   other fees............         (9,071)             (10,087)
  Other activity.........            122               (2,996)
                                --------           ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        189,978              808,917
                                --------           ----------
  Total increase
   (decrease) in net
   assets................        297,019            1,057,701
NET ASSETS:
  Beginning of year......        287,977              189,619
                                --------           ----------
  End of year............       $584,996           $1,247,320
                                ========           ==========

_____________________________________ SA-13 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 THE ONE PROVIDER
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002

                           FIDELITY VIP FUND II  FIDELITY VIP FUND
                              ASSET MANAGER        EQUITY-INCOME
                                INVESTMENT          INVESTMENT
                                 DIVISION            DIVISION
                           --------------------  -----------------
OPERATIONS:
  Net investment income
   (loss)................           1,570                 877
  Captial gains income...        --                     3,023
  Net realized gain
   (loss) on security
   transactions..........          (2,683)             (1,403)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................          (4,101)            (42,366)
                                 --------            --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        $ (5,214)           $(39,869)
                                 --------            --------
UNIT TRANSACTIONS:
  Purchases..............          20,227             158,971
  Net transfers..........         (27,908)              8,930
  Administrative fee.....            (154)               (384)
  Surrenders for benefit
   payments and fees.....        --                   --
  Cost of insurance and
   other fees............          (1,231)             (4,654)
  Other activity.........              26               1,792
                                 --------            --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........          (9,040)            164,655
                                 --------            --------
  Total increase
   (decrease) in net
   assets................         (14,254)            124,786
NET ASSETS:
  Beginning of year......          51,763             134,716
                                 --------            --------
  End of year............        $ 37,509            $259,502
                                 ========            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                           FIDELITY VIP FUND                                                                PUTNAM VT
                                GROWTH        FIDELITY VIP FUND  FIDELITY VIP FUND II  FIDELITY VIP FUND  INTERNATIONAL  PUTNAM VT
                             OPPORTUNITIES       HIGH INCOME          INDEX 500          MONEY MARKET        GROWTH        VISTA
                              INVESTMENT         INVESTMENT           INVESTMENT          INVESTMENT       INVESTMENT    INVESTMENT
                               DIVISION           DIVISION             DIVISION            DIVISION         DIVISION      DIVISION
                           -----------------  -----------------  --------------------  -----------------  -------------  ----------
OPERATIONS:
  Net investment income
   (loss)................           121              1,257                10,862               5,612             575          (975)
  Captial gains income...       --                 --                  --                   --                --            --
  Net realized gain
   (loss) on security
   transactions..........        (3,508)           --                   (204,980)           --                 1,076        (7,133)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        (4,294)             1,261              (145,319)           --               (75,546)      (53,238)
                               --------            -------           -----------           ---------        --------      --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      $ (7,681)           $ 2,518           $  (339,437)          $   5,612        $(73,895)     $(61,346)
                               --------            -------           -----------           ---------        --------      --------
UNIT TRANSACTIONS:
  Purchases..............        11,267             21,929               130,274              98,579         174,238        84,281
  Net transfers..........       (22,438)             5,297                18,206            (120,756)        (35,199)      (48,384)
  Administrative fee.....           (55)               (36)               (6,163)             (1,150)           (750)         (554)
  Surrenders for benefit
   payments and fees.....       --                 --                 (1,266,386)           --                --            --
  Cost of insurance and
   other fees............          (804)              (599)             (114,645)            (12,835)         (8,425)       (4,380)
  Other activity.........           (81)                (9)                  598                  14             414          (293)
                               --------            -------           -----------           ---------        --------      --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (12,111)            26,582            (1,238,116)            (36,148)        130,278        30,670
                               --------            -------           -----------           ---------        --------      --------
  Total increase
   (decrease) in net
   assets................       (19,792)            29,100            (1,577,553)            (30,536)         56,383       (30,676)
NET ASSETS:
  Beginning of year......        37,255             13,434             1,795,175             553,486         397,101       158,066
                               --------            -------           -----------           ---------        --------      --------
  End of year............      $ 17,463            $42,534           $   217,622           $ 522,950        $453,484      $127,390
                               ========            =======           ===========           =========        ========      ========


                           PUTNAM VT
                            VOYAGER
                           INVESTMENT
                            DIVISION
                           ----------
OPERATIONS:
  Net investment income
   (loss)................       (155)
  Captial gains income...     --
  Net realized gain
   (loss) on security
   transactions..........     (3,291)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    (66,467)
                            --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   $(69,913)
                            --------
UNIT TRANSACTIONS:
  Purchases..............    127,395
  Net transfers..........    (34,338)
  Administrative fee.....       (752)
  Surrenders for benefit
   payments and fees.....     --
  Cost of insurance and
   other fees............     (5,877)
  Other activity.........        134
                            --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     86,562
                            --------
  Total increase
   (decrease) in net
   assets................     16,649
NET ASSETS:
  Beginning of year......    181,705
                            --------
  End of year............   $198,354
                            ========

_____________________________________ SA-15 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 THE ONE PROVIDER
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                              ONE GROUP       ONE GROUP
                           INVESTMENT TRUST   INVESTMENT
                               BALANCED       TRUST BOND
                              INVESTMENT      INVESTMENT
                               DIVISION        DIVISION
                           ----------------  ------------
OPERATIONS:
  Net investment income
   (loss)................        (15,801)         (5,107)
  Captial gains income...          2,618           1,874
  Net realized gain
   (loss) on security
   transactions..........         (1,406)          1,055
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       (333,709)         74,758
                              ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     $ (348,298)     $   72,580
                              ----------      ----------
UNIT TRANSACTIONS:
  Purchases..............      1,095,355         283,112
  Net transfers..........         (2,183)        359,649
  Administrative fee.....         (2,325)         (1,670)
  Surrenders for benefit
   payments and fees.....       --               --
  Cost of insurance and
   other fees............        (37,535)        (19,160)
  Other activity.........            141             (99)
                              ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      1,053,453         621,832
                              ----------      ----------
  Total increase
   (decrease) in net
   assets................        705,155         694,412
NET ASSETS:
  Beginning of year......      1,889,056         477,636
                              ----------      ----------
  End of year............     $2,594,211      $1,172,048
                              ==========      ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                               ONE GROUP            ONE GROUP          ONE GROUP         ONE GROUP         ONE GROUP
                            INVESTMENT TRUST    INVESTMENT TRUST    INVESTMENT TRUST  INVESTMENT TRUST  INVESTMENT TRUST
                           DIVERSIFIED EQUITY  DIVERSIFIED MID CAP    EQUITY INDEX    GOVERNMENT BOND   LARGE CAP GROWTH
                               INVESTMENT          INVESTMENT          INVESTMENT        INVESTMENT        INVESTMENT
                                DIVISION            DIVISION            DIVISION          DIVISION          DIVISION
                           ------------------  -------------------  ----------------  ----------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................           (687)              (3,439)            (4,388)            (294)             (5,951)
  Captial gains income...       --                   --                  --               --                 --
  Net realized gain
   (loss) on security
   transactions..........       --                     (2,478)            (8,469)         --                   (3,489)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        (26,172)             (98,477)          (154,332)           5,511            (296,855)
                                --------            ---------          ---------          -------          ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       $(26,859)           $(104,394)         $(167,189)         $ 5,217          $ (306,295)
                                --------            ---------          ---------          -------          ----------
UNIT TRANSACTIONS:
  Purchases..............        109,269              211,654            375,611           37,992             504,119
  Net transfers..........         64,441              (49,405)           (65,516)          29,916             (37,393)
  Administrative fee.....           (253)                (811)              (856)             (76)             (1,602)
  Surrenders for benefit
   payments and fees.....       --                   --                  --               --                 --
  Cost of insurance and
   other fees............         (2,263)             (10,210)           (10,443)          (1,014)            (17,078)
  Other activity.........             15                  (51)             2,826              (15)              2,060
                                --------            ---------          ---------          -------          ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        171,209              151,177            301,622           66,803             450,106
                                --------            ---------          ---------          -------          ----------
  Total increase
   (decrease) in net
   assets................        144,350               46,783            134,433           72,020             143,811
NET ASSETS:
  Beginning of year......         27,951              519,910            677,186           10,689             905,325
                                --------            ---------          ---------          -------          ----------
  End of year............       $172,301            $ 566,693          $ 811,619          $82,709          $1,049,136
                                ========            =========          =========          =======          ==========

                                ONE GROUP          ONE GROUP
                            INVESTMENT TRUST    INVESTMENT TRUST
                           MID CAP GROWTH FUND   MID CAP VALUE
                               INVESTMENT          INVESTMENT
                                DIVISION            DIVISION
                           -------------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................         (1,880)             (1,044)
  Captial gains income...       --                     8,738
  Net realized gain
   (loss) on security
   transactions..........         (4,215)                (93)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        (65,671)            (28,493)
                                --------            --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       $(71,766)           $(20,892)
                                --------            --------
UNIT TRANSACTIONS:
  Purchases..............        145,864              55,064
  Net transfers..........        (55,739)             12,822
  Administrative fee.....           (905)               (212)
  Surrenders for benefit
   payments and fees.....       --                   --
  Cost of insurance and
   other fees............         (7,944)             (2,338)
  Other activity.........           (467)                129
                                --------            --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         80,809              65,465
                                --------            --------
  Total increase
   (decrease) in net
   assets................          9,043              44,573
NET ASSETS:
  Beginning of year......        278,934             145,046
                                --------            --------
  End of year............       $287,977            $189,619
                                ========            ========

_____________________________________ SA-17 ____________________________________

 HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
 THE ONE PROVIDER
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003

 1.  ORGANIZATION:

    ICMG Registered Variable Life Separate Account One, The One Provider (the "Account"), is a component of ICMG Registered Variable Life Separate Account One, a separate investment account within Hartford Life and Annuity Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. The Account consists of eighteen Divisions. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life insurance contract owners of the Company in various mutual funds (the "Funds"), as directed by the contract owners.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares. Dividend income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2003.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

   a) COST OF INSURANCE--In accordance with the terms of the contracts, the Company assesses cost of insurance charges to cover the Company's anticipated mortality costs. Because a contract's account value and death benefit may vary from month to month, the cost of insurance charges may also vary. These charges are reflected as a component of unit transactions on the accompanying statements of changes in net assets.

   b) MORTALITY AND EXPENSE RISK UNDERTAKINGS--The Company, as issuer of variable life insurance contracts, provides the mortality and expense undertakings and, with respect to the Account, receives an annual fee of up to 0.65% of the Account's average daily net assets. These charges are reflected as a component of operating expenses on the accompanying statements of operations.

   c) ADMINISTRATIVE AND ISSUE CHARGES--The Company assesses a monthly administrative charge to compensate the Company for administrative costs in connection with the contracts. This charge covers the average expected cost for these services at a maximum of $10 per month. These charges are reflected as a component of cost of insurance and other fees on the accompanying statements of changes in net assets.

   d) DEDUCTION OF OTHER FEES--In accordance with the terms of the contracts, the Company makes deductions for state premium taxes and other insurance charges which are generally between 0% and 4%. These charges are deducted through termination of units of interest from applicable contract owners' accounts and are reflected as a component of cost of insurance and other fees on the accompanying statements of changes in net assets.

_____________________________________ SA-18 ____________________________________

 HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
 THE ONE PROVIDER
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003
 4.  PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2003 were as follows:

                                          PURCHASES    PROCEEDS
FUND                                       AT COST    FROM SALES
----                                      ----------  ----------
Fidelity VIP Fund II Asset Manager
 Investment Division....................  $   62,204  $    2,857
Fidelity VIP Fund Equity-Income
 Investment Division....................     386,455     120,902
Fidelity VIP Fund III Growth
 Opportunities Investment Division......      45,077      19,103
Fidelity VIP Fund High Income Investment
 Division...............................      58,433       1,821
Fidelity VIP Fund II Index 500
 Investment Division....................     131,126      15,421
Fidelity VIP Fund Money Market
 Investment Division....................   1,336,289     931,141
Putnam VT International Equity
 Investment Division....................     339,031      74,360
Putnam VT Vista Investment Division.....      72,805      68,238
Putnam VT Voyager Investment Division...     114,362      11,641
One Group Investment Trust Balanced
 Investment Division....................   1,407,701     263,652
One Group Investment Trust Bond
 Investment Division....................     470,444     714,164
One Group Investment Trust Diversified
 Equity Investment Division.............     106,403     209,610
One Group Investment Trust Diversified
 Mid Cap Investment Division............     184,796      78,701
One Group Investment Trust Equity Index
 Investment Division....................     838,966     455,830
One Group Investment Trust Government
 Bond Investment Division...............     134,284      76,466
One Group Investment Trust Large Cap
 Growth Investment Division.............     469,170     181,665
One Group Investment Trust Mid Cap
 Growth Investment Division.............     253,334      66,137
One Group Investment Trust Mid Cap Value
 Investment Division....................     912,535     107,216
                                          ----------  ----------
                                          $7,323,415  $3,398,925
                                          ==========  ==========

 5.  CHANGES IN UNITS OUTSTANDING

    The changes in units outstanding for the year ended December 31, 2003 were as follows:

                                                           NET
                                      UNITS    UNITS     INCREASE
FUND                                 ISSUED   REDEEMED  (DECREASE)
----                                 -------  --------  ----------
Fidelity VIP Asset Manager
 Investment Division...............   11,077    5,227       5,850
Fidelity VIP Equity-Income
 Investment Division...............  293,567  263,442      30,125
Fidelity VIP Growth Opportunities
 Investment Division...............   10,573    6,796       3,777
Fidelity VIP High Income Investment
 Division..........................   15,885    8,799       7,086
Fidelity VIP II Index 500
 Investment Division...............   70,149   56,911      13,238
Fidelity VIP Money Market
 Investment Division...............  374,451  340,703      33,748
Putnam VT International Equity
 Investment Division...............  292,736  253,155      39,581
Putnam VT Vista Investment
 Division..........................  160,164  140,209      19,955
Putnam VT Voyager Investment
 Division..........................  237,205  161,239      75,966
One Group Investment Trust Balanced
 Investment Division...............  153,888  127,524      26,364
One Group Investment Trust Bond
 Investment Division...............   26,823   26,434         389
One Group Investment Trust
 Diversified Equity Investment
 Division..........................   62,337   49,915      12,422
One Group Investment Trust
 Diversified Mid Cap Investment
 Division..........................  290,920  164,875     126,045
One Group Investment Trust Equity
 Index Investment Division.........  346,875  368,104     (21,229)
One Group Investment Trust
 Government Bond Investment
 Division..........................   24,120   38,213     (14,093)
One Group Investment Trust Large
 Cap Growth Investment Division....   66,112   56,537       9,575
One Group Investment Trust Mid Cap
 Growth Investment Division........  503,145  446,520      56,625
One Group Investment Trust Mid Cap
 Value Investment Division.........   32,406   28,316       4,090

_____________________________________ SA-19 ____________________________________

 HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
 THE ONE PROVIDER
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

    The changes in units outstanding for the year ended December 31, 2002 were as follows:

                                                            NET
                                      UNITS     UNITS     INCREASE
FUND                                  ISSUED   REDEEMED  (DECREASE)
----                                 --------  --------  ----------
Fidelity VIP Fund II Asset Manager
 Investment Division...............     1,754     2,740       (986)
Fidelity VIP Fund Equity-Income
 Investment Division...............    27,032    10,219     16,813
Fidelity VIP Fund III Growth
 Opportunities Investment
 Division..........................     2,082     3,957     (1,875)
Fidelity VIP Fund High Income
 Investment Division...............     4,388        67      4,321
Fidelity VIP Fund II Index 500
 Investment Division...............    16,584   161,028   (144,444)
Fidelity VIP Fund Money Market
 Investment Division...............    40,710    43,755     (3,045)
Putnam VT International Growth
 Investment Division...............    22,407     8,281     14,126
Putnam VT Vista Investment
 Division..........................     7,832     5,224      2,608
Putnam VT Voyager Investment
 Division..........................    11,660     3,411      8,249
One Group Investment Trust Balanced
 Investment Division...............   116,298     7,656    108,642
One Group Investment Trust Bond
 Investment Division...............    63,555    16,118     47,437
One Group Investment Trust
 Diversified Equity Investment
 Division..........................    21,554       315     21,239
One Group Investment Trust
 Diversified Mid Cap Investment
 Division..........................    20,605     5,454     15,151
One Group Investment Trust Equity
 Index Investment Division.........    77,572    32,512     45,060
One Group Investment Trust
 Government Bond Investment
 Division..........................     5,469        44      5,425
One Group Investment Trust Large
 Cap Growth Investment Division....    82,974    19,493     63,481
One Group Investment Trust Mid Cap
 Growth Investment Division........    15,477     7,895      7,582
One Group Investment Trust Mid Cap
 Value Investment Division.........     6,896       464      6,432

_____________________________________ SA-20 ____________________________________

 HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
 THE ONE PROVIDER
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003
 6.  FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each sub-account has outstanding units.

                                                                                  INVESTMENT
                                               UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                    UNITS   FAIR VALUE#  OWNER'S EQUITY  RATIO*    RATIO**     RETURN***
                                   -------  -----------  --------------  -------  ----------  -----------
FIDELITY VIP ASSET MANAGER INVESTMENT DIVISION
  2003  Lowest contract charges      9,749  $11.266688     $  109,843      0.65%       1.68%       17.15%
        Highest contract charges     --         --            --           --        --           --
        Remaining contract
        charges                      --         --            --           --        --           --
  2002  Lowest contract charges      3,900    9.617927         37,509      0.65%       4.09%       (9.44)%
        Highest contract charges     --         --            --           --        --           --
        Remaining contract
        charges                      --         --            --           --        --           --
  2001  Lowest contract charges      4,874   10.620873         51,763      0.63%       1.52%       (4.86)%
        Highest contract charges     --         --            --           --        --           --
        Remaining contract
        charges                      --         --            --           --        --           --
FIDELITY VIP EQUITY--INCOME INVESTMENT DIVISION
  2003  Lowest contract charges     59,528   11.418406        679,711      0.65%       1.13%       29.38%
        Highest contract charges     --         --            --           --        --           --
        Remaining contract
        charges                      --         --            --           --        --           --
  2002  Lowest contract charges     29,403    8.825706        259,502      0.65%       1.12%      (17.54)%
        Highest contract charges     --         --            --           --        --           --
        Remaining contract
        charges                      --         --            --           --        --           --
  2001  Lowest contract charges     12,587   10.702466        134,716      0.62%       0.76%       (5.70)%
        Highest contract charges     --         --            --           --        --           --
        Remaining contract
        charges                      --         --            --           --        --           --
FIDELITY VIP GROWTH OPPORTUNITIES INVESTMENT DIVISION
  2003  Lowest contract charges      6,522    8.193212         53,437      0.64%     --            28.82%
        Highest contract charges     --         --            --           --        --           --
        Remaining contract
        charges                      --         --            --           --        --           --
  2002  Lowest contract charges      2,746    6.360106         17,463      0.65%       1.09%      (22.42)%
        Highest contract charges     --         --            --           --        --           --
        Remaining contract
        charges                      --         --            --           --        --           --
  2001  Lowest contract charges      4,544    8.198401         37,255      0.63%       0.09%      (14.99)%
        Highest contract charges     --         --            --           --        --           --
        Remaining contract
        charges                      --         --            --           --        --           --
FIDELITY VIP HIGH INCOME INVESTMENT DIVISION
  2003  Lowest contract charges     13,437    8.448054        113,515      0.65%       4.36%       26.15%
        Highest contract charges     --         --            --           --        --           --
        Remaining contract
        charges                      --         --            --           --        --           --
        2002 Lowest contract
        charges                      6,351    6.696940         42,534      0.65%       5.24%        2.95%
        Highest contract charges     --         --            --           --        --           --
        Remaining contract
        charges                      --         --            --           --        --           --
  2001  Lowest contract charges      2,065    6.505243         13,434      0.63%      10.28%      (12.47)%
        Highest contract charges     --         --            --           --        --           --
        Remaining contract
        charges                      --         --            --           --        --           --

_____________________________________ SA-21 ____________________________________

 HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
 THE ONE PROVIDER
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                                                  INVESTMENT
                                               UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                    UNITS   FAIR VALUE#  OWNER'S EQUITY  RATIO*    RATIO**     RETURN***
                                   -------  -----------  --------------  -------  ----------  -----------
FIDELITY VIP II INDEX 500 INVESTMENT DIVISION
  2003  Lowest contract charges     40,124  $10.326447     $  414,336      0.65%       1.18%       27.58%
        Highest contract charges     --         --            --           --        --           --
        Remaining contract
        charges                      --         --            --           --        --           --
  2002  Lowest contract charges     26,886    8.094271        217,622      0.65%       1.40%      (22.75)%
        Highest contract charges     --         --            --           --        --           --
        Remaining contract
        charges                      --         --            --           --        --           --
  2001  Lowest contract charges    171,322   10.478392      1,795,175      0.64%       1.16%      (12.67)%
        Highest contract charges     --         --            --           --        --           --
        Remaining contract
        charges                      --         --            --           --        --           --
FIDELITY VIP MONEY MARKET INVESTMENT DIVISION
  2003  Lowest contract charges     77,655   11.951555        928,093      0.65%       0.98%        0.34%
        Highest contract charges     --         --            --           --        --           --
        Remaining contract
        charges                      --         --            --           --        --           --
  2002  Lowest contract charges     43,907   11.910489        522,950      0.65%       1.69%        1.04%
        Highest contract charges     --         --            --           --        --           --
        Remaining contract
        charges                      --         --            --           --        --           --
  2001  Lowest contract charges     46,952   11.788373        553,486      0.54%       2.32%        3.49%
        Highest contract charges     --         --            --           --        --           --
        Remaining contract
        charges                      --         --            --           --        --           --
PUTNAM VT INTERNATIONAL GROWTH INVESTMENT DIVISION
  2003  Lowest contract charges     76,192   11.621485        885,466      0.65%       0.68%       27.70%
        Highest contract charges     --         --            --           --        --           --
        Remaining contract
        charges                      --         --            --           --        --           --
  2002  Lowest contract charges     49,828    9.100942        453,484      0.65%       0.79%      (18.20)%
        Highest contract charges     --         --            --           --        --           --
        Remaining contract
        charges                      --         --            --           --        --           --
  2001  Lowest contract charges     35,691   11.126224        397,101      0.64%       0.25%      (21.13)%
        Highest contract charges     --         --            --           --        --           --
        Remaining contract
        charges                      --         --            --           --        --           --
PUTNAM VT VISTA INVESTMENT DIVISION
  2003  Lowest contract charges     18,887    9.111099        172,081      0.65%     --            32.30%
        Highest contract charges     --         --            --           --        --           --
        Remaining contract
        charges                      --         --            --           --        --           --
  2002  Lowest contract charges     18,498    6.886573        127,390      0.65%     --           (31.05)%
        Highest contract charges     --         --            --           --        --           --
        Remaining contract
        charges                      --         --            --           --        --           --
  2001  Lowest contract charges     15,826    9.987832        158,066      0.64%     --           (33.93)%
        Highest contract charges     --         --            --           --        --           --
        Remaining contract
        charges                      --         --            --           --        --           --

_____________________________________ SA-22 ____________________________________

                                                                                  INVESTMENT
                                               UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                    UNITS   FAIR VALUE#  OWNER'S EQUITY  RATIO*    RATIO**     RETURN***
                                   -------  -----------  --------------  -------  ----------  -----------
PUTNAM VT VOYAGER INVESTMENT DIVISION
  2003  Lowest contract charges     37,506  $ 9.813150     $  368,052      0.65%       0.30%       24.10%
        Highest contract charges     --         --            --           --        --           --
        Remaining contract
        charges                      --         --            --           --        --           --
  2002  Lowest contract charges     25,084    7.907448        198,354      0.65%       0.58%      (27.01)%
        Highest contract charges     --         --            --           --        --           --
        Remaining contract
        charges                      --         --            --           --        --           --
  2001  Lowest contract charges     16,773   10.833213        181,705      0.64%     --           (22.91)%
        Highest contract charges     --         --            --           --        --           --
        Remaining contract
        charges                      --         --            --           --        --           --
ONE GROUP INVESTMENT TRUST BALANCED INVESTMENT DIVISION
  2003  Lowest contract charges    426,941   10.039048      4,286,084      0.65%       2.24%       16.44%
        Highest contract charges     --         --            --           --        --           --
        Remaining contract
        charges                      --         --            --           --        --           --
  2002  Lowest contract charges    300,897    8.621597      2,594,211      0.65%     --           (12.26)%
        Highest contract charges     --         --            --           --        --           --
        Remaining contract
        charges                      --         --            --           --        --           --
  2001  Lowest contract charges    192,254    9.825831      1,889,056      0.64%       2.94%       (4.19)%
        Highest contract charges     --         --            --           --        --           --
        Remaining contract
        charges                      --         --            --           --        --           --
ONE GROUP INVESTMENT TRUST BOND INVESTMENT DIVISION
  2003  Lowest contract charges     64,295   14.142776        909,305      0.65%       5.65%        3.20%
        Highest contract charges     --         --            --           --        --           --
        Remaining contract
        charges                      --         --            --           --        --           --
  2002  Lowest contract charges     85,524   13.704248      1,172,048      0.65%       0.01%        9.28%
        Highest contract charges     --         --            --           --        --           --
        Remaining contract
        charges                      --         --            --           --        --           --
  2001  Lowest contract charges     38,086   12.540875        477,636      0.58%      15.94%        8.25%
        Highest contract charges     --         --            --           --        --           --
        Remaining contract
        charges                      --         --            --           --        --           --
ONE GROUP INVESTMENT TRUST LARGE CAP GROWTH INVESTMENT DIVISION
  2003  Lowest contract charges    203,714    8.099437      1,649,966      0.65%       0.09%       26.71%
        Highest contract charges     --         --            --           --        --           --
        Remaining contract
        charges                      --         --            --           --        --           --
  2002  Lowest contract charges    164,133    6.391990      1,049,136      0.65%     --           (28.94)%
        Highest contract charges     --         --            --           --        --           --
        Remaining contract
        charges                      --         --            --           --        --           --
  2001  Lowest contract charges    100,643    8.995439        905,325      0.64%     --           (20.79)%
        Highest contract charges     --         --            --           --        --           --
        Remaining contract
        charges                      --         --            --           --        --           --

_____________________________________ SA-23 ____________________________________

 HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
 THE ONE PROVIDER
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                                                  INVESTMENT
                                               UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                    UNITS   FAIR VALUE#  OWNER'S EQUITY  RATIO*    RATIO**     RETURN***
                                   -------  -----------  --------------  -------  ----------  -----------
ONE GROUP INVESTMENT TRUST GOVERNMENT BOND INVESTMENT DIVISION
  2003  Lowest contract charges     10,420  $13.311830     $  138,706      0.65%       4.34%        1.88%
        Highest contract charges     --         --            --           --        --           --
        Remaining contract
        charges                      --         --            --           --        --           --
  2002  Lowest contract charges      6,330   13.066566         82,709      0.64%     --            11.53%
        Highest contract charges     --         --            --           --        --           --
        Remaining contract
        charges                      --         --            --           --        --           --
  2001  Lowest contract charges        912   11.715705         10,689      0.64%       5.51%        6.36%
        Highest contract charges     --         --            --           --        --           --
        Remaining contract
        charges                      --         --            --           --        --           --
ONE GROUP INVESTMENT TRUST DIVERSIFIED EQUITY INVESTMENT DIVISION
  2003  Lowest contract charges     10,137    8.896834         90,188      0.65%       1.03%       25.12%
        Highest contract charges     --         --            --           --        --           --
        Remaining contract
        charges                      --         --            --           --        --           --
  2002  Lowest contract charges     24,231    7.110906        172,301      0.64%     --           (24.27)%
        Highest contract charges     --         --            --           --        --           --
        Remaining contract
        charges                      --         --            --           --        --           --
  2001  Lowest contract charges      2,977    9.389656         27,951      0.63%       0.52%      (11.20)%
        Highest contract charges     --         --            --           --        --           --
        Remaining contract
        charges                      --         --            --           --        --           --
ONE GROUP INVESTMENT TRUST EQUITY INDEX INVESTMENT DIVISION
  2003  Lowest contract charges    182,707    8.185051      1,495,462      0.65%       0.89%       27.15%
        Highest contract charges     --         --            --           --        --           --
        Remaining contract
        charges                      --         --            --           --        --           --
  2002  Lowest contract charges    126,082    6.437252        811,619      0.65%     --           (22.98)%
        Highest contract charges     --         --            --           --        --           --
        Remaining contract
        charges                      --         --            --           --        --           --
  2001  Lowest contract charges     81,021    8.358182        677,186      0.64%       0.84%      (12.91)%
        Highest contract charges     --         --            --           --        --           --
        Remaining contract
        charges                      --         --            --           --        --           --
ONE GROUP INVESTMENT TRUST MID CAP VALUE INVESTMENT DIVISION
  2003  Lowest contract charges     95,019   13.127082      1,247,320      0.64%       0.22%       31.89%
        Highest contract charges     --         --            --           --        --           --
        Remaining contract
        charges                      --         --            --           --        --           --
  2002  Lowest contract charges     19,052    9.375794        189,619      0.65%     --           (13.41)%
        Highest contract charges     --         --            --           --        --           --
        Remaining contract
        charges                      --         --            --           --        --           --
  2001  Lowest contract charges     12,619   11.494657        145,046      0.64%       0.59%        4.12%
        Highest contract charges     --         --            --           --        --           --
        Remaining contract
        charges                      --         --            --           --        --           --

_____________________________________ SA-24 ____________________________________

                                                                                  INVESTMENT
                                               UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                    UNITS   FAIR VALUE#  OWNER'S EQUITY  RATIO*    RATIO**     RETURN***
                                   -------  -----------  --------------  -------  ----------  -----------
ONE GROUP INVESTMENT TRUST MID CAP GROWTH INVESTMENT DIVISION
  2003  Lowest contract charges     52,771  $11.085663     $  584,996      0.65%     --            26.32%
        Highest contract charges     --         --            --           --        --           --
        Remaining contract
        charges                      --         --            --           --        --           --
  2002  Lowest contract charges     32,816    8.775549        287,977      0.65%     --           (20.65)%
        Highest contract charges     --         --            --           --        --           --
        Remaining contract
        charges                      --         --            --           --        --           --
  2001  Lowest contract charges     25,223   11.058913        278,934      0.63%     --           (11.23)%
        Highest contract charges     --         --            --           --        --           --
        Remaining contract
        charges                      --         --            --           --        --           --
ONE GROUP INVESTMENT TRUST DIVERSIFIED MID CAP INVESTMENT DIVISION
  2003  Lowest contract charges     70,018   12.150373        850,742      0.65%       0.18%       29.59%
        Highest contract charges     --         --            --           --        --           --
        Remaining contract
        charges                      --         --            --           --        --           --
  2002  Lowest contract charges     60,442    9.375794        566,693      0.65%     --           (18.34)%
        Highest contract charges     --         --            --           --        --           --
        Remaining contract
        charges                      --         --            --           --        --           --
  2001  Lowest contract charges     45,283   11.481249        519,910      0.64%       0.24%       (4.65)%
        Highest contract charges     --         --            --           --        --           --
        Remaining contract
        charges                      --         --            --           --        --           --

  * This represents the annualized contract expenses of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
*** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
  #  Rounded unit values.

Summary of the Account's expense charges, including Mortality and Expense risk charges, and Administrative charges assessed to contract owners. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

The Company, will make certain deductions, 0.65% on annual basis, of the contract's value for mortality and expense risks undertaken by the Company.

These charges are a reduction in unit values.

ADMINISTRATIVE CHARGES:

The Company, will make certain deductions, $10.00 per coverage month for administrative services provided by the Company.

These charges are a reduction in unit values.

_____________________________________ SA-25 ____________________________________

 INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------
TO THE CONTRACT OWNERS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE, WELLS FARGO AND THE BOARD OF DIRECTORS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

We have audited the accompanying statements of assets and liabilities, of Hartford Life and Annuity Insurance Company ICMG Registered Variable Life Separate Account One, Wells Fargo (the "Account") comprising the Dreyfus Variable Investment Developing Leaders Investment Division, Fidelity VIP Equity-Income Investment Division, Fidelity VIP Index 500 Investment Division, Hartford Advisers Investment Division, Hartford Bond Investment Division, Hartford Capital Appreciation Investment Division, Hartford Stock Investment Division, Janus Aspen Worldwide Growth Investment Division, Janus Aspen Balanced Investment Division, Janus Aspen Flexible Income Investment Division, Janus Aspen Growth and Income Investment Division, Wells Fargo Equity Income Investment Division, Wells Fargo Large Company Growth Investment Division, and Wells Fargo Money Market Investment Division (collectively, the "sub-accounts") as of December 31, 2003, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years ended December 31, 2003 for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2003, by correspondence with investment companies; where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the sub-accounts constituting the Hartford Life and Annuity Insurance Company ICMG Registered Variable Life Separate Account One, Wells Fargo as of December 31, 2003, the results of their operations for the year then ended, and the changes in their net assets for each of the two years ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Hartford, Connecticut
February 25, 2004

_____________________________________ SA-1 _____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 WELLS FARGO
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

                            DREYFUS VARIABLE
                               INVESTMENT      FIDELITY VIP   FIDELITY VIP   HARTFORD    HARTFORD
                           DEVELOPING LEADERS  EQUITY-INCOME   INDEX 500     ADVISERS      BOND
                               INVESTMENT       INVESTMENT     INVESTMENT   INVESTMENT  INVESTMENT
                              DIVISION (A)       DIVISION       DIVISION     DIVISION    DIVISION
                           ------------------  -------------  ------------  ----------  ----------
ASSETS:
  Investments:
    Number of Shares.....          4,577             3,414            625          396      10,963
                               =========        ==========     ==========   ==========  ==========
    Cost.................      $ 140,101        $   62,843     $   66,276   $    7,420  $  131,711
                               =========        ==========     ==========   ==========  ==========
    Market Value.........      $ 171,116        $   78,379     $   78,288   $    8,973  $  135,039
  Receivable from fund
   shares sold...........              3                 1              1       --               2
  Other assets...........       --                 --             --                 1      --
                               ---------        ----------     ----------   ----------  ----------
  Total Assets...........        171,119            78,380         78,289        8,974     135,041
                               ---------        ----------     ----------   ----------  ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............              3                 1              1       --               2
  Other liabilities......       --                 --             --            --          --
                               ---------        ----------     ----------   ----------  ----------
  Total Liabilities......              3                 1              1       --               2
                               ---------        ----------     ----------   ----------  ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........      $ 171,116        $   78,379     $   78,288   $    8,974  $  135,039
                               =========        ==========     ==========   ==========  ==========
VARIABLE LIFE INSURANCE
 POLICIES:
  Units Owned by
   Participants..........         17,294             7,306          7,492          841      11,666
  Unit Values*...........      $9.894533        $10.728514     $10.450034   $10.676025  $11.575655

  *  Rounded unit values.
(a) Formerly, Dreyfus Variable Investment Small Cap Portfolio Investment Division. Change effective January 2, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                             HARTFORD                JANUS ASPEN               JANUS ASPEN  JANUS ASPEN
                             CAPITAL      HARTFORD    WORLDWIDE   JANUS ASPEN   FLEXIBLE    GROWTH AND    WELLS FARGO
                           APPRECIATION    STOCK       GROWTH      BALANCED      INCOME       INCOME     EQUITY INCOME
                            INVESTMENT   INVESTMENT  INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT    INVESTMENT
                             DIVISION     DIVISION    DIVISION     DIVISION     DIVISION     DIVISION      DIVISION
                           ------------  ----------  -----------  -----------  -----------  -----------  -------------
ASSETS:
  Investments:
    Number of Shares.....        3,109          185       2,263        1,748        1,392        2,099           281
                            ==========   ==========   =========   ==========   ==========   ==========    ==========
    Cost.................   $  105,801   $    7,657   $  49,056   $   38,473   $   18,125   $   25,581    $    3,124
                            ==========   ==========   =========   ==========   ==========   ==========    ==========
    Market Value.........   $  139,629   $    8,204   $  58,163   $   41,641   $   18,261   $   29,823    $    4,196
  Receivable from fund
   shares sold...........            2       --               1            1       --                1       --
  Other assets...........      --            --               1       --           --                1       --
                            ----------   ----------   ---------   ----------   ----------   ----------    ----------
  Total Assets...........      139,631        8,204      58,165       41,642       18,261       29,825         4,196
                            ----------   ----------   ---------   ----------   ----------   ----------    ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............            2       --               1            1       --                1       --
  Other liabilities......      --            --          --           --           --           --           --
                            ----------   ----------   ---------   ----------   ----------   ----------    ----------
  Total Liabilities......            2       --               1            1       --                1       --
                            ----------   ----------   ---------   ----------   ----------   ----------    ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........   $  139,629   $    8,204   $  58,164   $   41,641   $   18,261   $   29,824    $    4,196
                            ==========   ==========   =========   ==========   ==========   ==========    ==========
VARIABLE LIFE INSURANCE
 POLICIES:
  Units Owned by
   Participants..........       11,555          788       5,996        3,958        1,600        2,978           413
  Unit Values*...........   $12.084272   $10.406000   $9.701202   $10.521142   $11.412964   $10.016030    $10.153575

                            WELLS FARGO
                           LARGE COMPANY  WELLS FARGO
                              GROWTH      MONEY MARKET
                            INVESTMENT     INVESTMENT
                             DIVISION       DIVISION
                           -------------  ------------
ASSETS:
  Investments:
    Number of Shares.....          358          8,358
                            ==========     ==========
    Cost.................   $    2,482     $    8,358
                            ==========     ==========
    Market Value.........   $    3,079     $    8,358
  Receivable from fund
   shares sold...........      --             --
  Other assets...........      --             --
                            ----------     ----------
  Total Assets...........        3,079          8,358
                            ----------     ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --             --
  Other liabilities......      --             --
                            ----------     ----------
  Total Liabilities......      --             --
                            ----------     ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........   $    3,079     $    8,358
                            ==========     ==========
VARIABLE LIFE INSURANCE
 POLICIES:
  Units Owned by
   Participants..........          307            834
  Unit Values*...........   $10.031916     $10.021026

  *  Rounded unit values.

_____________________________________ SA-3 _____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 WELLS FARGO
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDING DECEMBER 31, 2003

                            DREYFUS VARIABLE
                               INVESTMENT      FIDELITY VIP   FIDELITY VIP    HARTFORD     HARTFORD
                           DEVELOPING LEADERS  EQUITY-INCOME   INDEX 500      ADVISERS       BOND
                               INVESTMENT       INVESTMENT     INVESTMENT    INVESTMENT   INVESTMENT
                              DIVISION (A)       DIVISION       DIVISION      DIVISION     DIVISION
                           ------------------  -------------  ------------  ------------  ----------
INVESTMENT INCOME:
  Dividends..............      $       44         $   397       $    95      $     203      $3,050
                               ----------         -------       -------      ---------      ------
EXPENSE:
  Mortality and expense
   undertakings..........            (664)           (320)         (244)           (44)       (519)
                               ----------         -------       -------      ---------      ------
    Net investment income
     (loss)..............            (620)             77          (149)           159       2,531
                               ----------         -------       -------      ---------      ------
CAPITAL GAINS INCOME.....        --                --            --             --             353
                               ----------         -------       -------      ---------      ------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........              (6)              4             4             16          14
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          31,283          15,404        12,077          1,553       2,200
                               ----------         -------       -------      ---------      ------
    Net gain (loss) on
     investments.........          31,277          15,408        12,081          1,569       2,214
                               ----------         -------       -------      ---------      ------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $   30,657         $15,485       $11,932      $   1,728      $5,098
                               ==========         =======       =======      =========      ======

(a) Formerly, Dreyfus Variable Investment Developing Leaders Portfolio Investment Division. Change effective January 2, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                             HARTFORD                   JANUS ASPEN               JANUS ASPEN  JANUS ASPEN
                             CAPITAL       HARTFORD      WORLDWIDE   JANUS ASPEN   FLEXIBLE    GROWTH AND    WELLS FARGO
                           APPRECIATION      STOCK        GROWTH      BALANCED      INCOME       INCOME     EQUITY INCOME
                            INVESTMENT    INVESTMENT    INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT     INVESTMENT
                             DIVISION      DIVISION      DIVISION     DIVISION     DIVISION     DIVISION       DIVISION
                           ------------  -------------  -----------  -----------  -----------  -----------  --------------
INVESTMENT INCOME:
  Dividends..............    $   686       $      80      $  295       $  583       $   553      $   98       $      59
                             -------       ---------      ------       ------       -------      ------       ---------
EXPENSE:
  Mortality and expense
   undertakings..........       (496)            (12)       (192)        (165)          (71)       (123)            (20)
                             -------       ---------      ------       ------       -------      ------       ---------
    Net investment income
     (loss)..............        190              68         103          418           482         (25)             39
                             -------       ---------      ------       ------       -------      ------       ---------
CAPITAL GAINS INCOME.....     --             --            --           --           --           --                 96
                             -------       ---------      ------       ------       -------      ------       ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         41               2          14            5             1           2         --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     33,395             547       9,304        3,308            81       4,391           1,072
                             -------       ---------      ------       ------       -------      ------       ---------
    Net gain (loss) on
     investments.........     33,436             549       9,318        3,313            82       4,393           1,072
                             -------       ---------      ------       ------       -------      ------       ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $33,626       $     617      $9,421       $3,731       $   564      $4,368       $   1,207
                             =======       =========      ======       ======       =======      ======       =========

                            WELLS FARGO
                           LARGE COMPANY    WELLS FARGO
                               GROWTH       MONEY MARKET
                             INVESTMENT      INVESTMENT
                              DIVISION        DIVISION
                           --------------  --------------
INVESTMENT INCOME:
  Dividends..............     $--             $     20
                              --------        --------
EXPENSE:
  Mortality and expense
   undertakings..........          (12)            (29)
                              --------        --------
    Net investment income
     (loss)..............          (12)             (9)
                              --------        --------
CAPITAL GAINS INCOME.....      --              --
                              --------        --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........            9         --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          597         --
                              --------        --------
    Net gain (loss) on
     investments.........          606         --
                              --------        --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $    594        $     (9)
                              ========        ========

_____________________________________ SA-5 _____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 WELLS FARGO
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDING DECEMBER 31, 2003

                            DREYFUS VARIABLE
                               INVESTMENT      FIDELITY VIP   FIDELITY VIP     HARTFORD      HARTFORD
                           DEVELOPING LEADERS  EQUITY-INCOME   INDEX 500       ADVISERS        BOND
                               INVESTMENT       INVESTMENT     INVESTMENT     INVESTMENT    INVESTMENT
                              DIVISION (A)       DIVISION       DIVISION       DIVISION      DIVISION
                           ------------------  -------------  ------------  --------------  ----------
OPERATIONS:
  Net investment
   income................      $    (620)         $    77       $  (149)      $     159      $  2,531
  Capital gains income...       --                 --            --             --                353
  Net realized gain
   (loss) on security
   transactions..........             (6)               4             4              16            14
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         31,283           15,404        12,077           1,553         2,200
                               ---------          -------       -------       ---------      --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         30,657           15,485        11,932           1,728         5,098
                               ---------          -------       -------       ---------      --------
UNIT TRANSACTIONS:
  Premiums...............         99,713           45,470        61,146           7,496       102,362
  Cost of insurance and
   other fees............         (4,623)          (2,387)       (1,970)           (251)       (3,301)
  Surrenders.............       --                 --            --             --                  1
  Other activity.........            416               72           320               1          (149)
                               ---------          -------       -------       ---------      --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         95,506           43,155        59,496           7,246        98,913
                               ---------          -------       -------       ---------      --------
  Net increase (decrease)
   in net assets.........        126,163           58,640        71,428           8,974       104,011
NET ASSETS:
  Beginning of year......         44,953           19,739         6,860         --             31,028
                               ---------          -------       -------       ---------      --------
  End of year............      $ 171,116          $78,379       $78,288       $   8,974      $135,039
                               =========          =======       =======       =========      ========

(a) Formerly, Dreyfus Variable Investment Small Cap Portfolio Sub-Account. Change effective January 2, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                             HARTFORD                    JANUS ASPEN               JANUS ASPEN  JANUS ASPEN
                             CAPITAL        HARTFORD      WORLDWIDE   JANUS ASPEN   FLEXIBLE    GROWTH AND    WELLS FARGO
                           APPRECIATION      STOCK         GROWTH      BALANCED      INCOME       INCOME     EQUITY INCOME
                            INVESTMENT     INVESTMENT    INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT     INVESTMENT
                             DIVISION       DIVISION      DIVISION     DIVISION     DIVISION     DIVISION       DIVISION
                           ------------  --------------  -----------  -----------  -----------  -----------  --------------
OPERATIONS:
  Net investment
   income................    $    190      $      68       $   103      $   418      $   482      $   (25)     $      39
  Capital gains income...      --            --             --           --           --           --                 96
  Net realized gain
   (loss) on security
   transactions..........          41              2            14            5            1            2        --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      33,395            547         9,304        3,308           81        4,391          1,072
                             --------      ---------       -------      -------      -------      -------      ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      33,626            617         9,421        3,731          564        4,368          1,207
                             --------      ---------       -------      -------      -------      -------      ---------
UNIT TRANSACTIONS:
  Premiums...............      82,966          7,522        44,372       27,801       15,051       17,590          3,106
  Cost of insurance and
   other fees............      (3,729)           (53)       (1,586)        (979)        (693)        (789)          (113)
  Surrenders.............          (1)       --             --               (2)      --           --                  1
  Other activity.........         291            118           301           82          (10)          88             (5)
                             --------      ---------       -------      -------      -------      -------      ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      79,527          7,587        43,087       26,902       14,348       16,889          2,989
                             --------      ---------       -------      -------      -------      -------      ---------
  Net increase (decrease)
   in net assets.........     113,153          8,204        52,508       30,633       14,912       21,257          4,196
NET ASSETS:
  Beginning of year......      26,476        --              5,656       11,008        3,349        8,567        --
                             --------      ---------       -------      -------      -------      -------      ---------
  End of year............    $139,629      $   8,204       $58,164      $41,641      $18,261      $29,824      $   4,196
                             ========      =========       =======      =======      =======      =======      =========

                            WELLS FARGO
                           LARGE COMPANY    WELLS FARGO
                               GROWTH       MONEY MARKET
                             INVESTMENT      INVESTMENT
                              DIVISION        DIVISION
                           --------------  --------------
OPERATIONS:
  Net investment
   income................    $     (12)      $      (9)
  Capital gains income...      --              --
  Net realized gain
   (loss) on security
   transactions..........            9         --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          597         --
                             ---------       ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          594              (9)
                             ---------       ---------
UNIT TRANSACTIONS:
  Premiums...............        2,556           8,531
  Cost of insurance and
   other fees............          (71)           (165)
  Surrenders.............      --                    1
  Other activity.........      --              --
                             ---------       ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        2,485           8,367
                             ---------       ---------
  Net increase (decrease)
   in net assets.........        3,079           8,358
NET ASSETS:
  Beginning of year......      --              --
                             ---------       ---------
  End of year............    $   3,079       $   8,358
                             =========       =========

_____________________________________ SA-7 _____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 WELLS FARGO*
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDING DECEMBER 31, 2002

                           DREYFUS VARIABLE
                           INVESTMENT FUND   FIDELITY VIP   FIDELITY VIP
                              SMALL CAP      EQUITY-INCOME   INDEX 500
                              INVESTMENT      INVESTMENT     INVESTMENT
                               DIVISION        DIVISION       DIVISION
                           ----------------  -------------  ------------
OPERATIONS:
  Net investment income
   (loss)................      $    (63)        $   (29)      $   (12)
  Capital gains income...       --               --            --
  Net realized gain
   (loss) on security
   transactions..........       --               --            --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          (267)            133           (65)
                               --------         -------       -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          (330)            104           (77)
                               --------         -------       -------
UNIT TRANSACTIONS:
  Premiums...............      $ 47,673         $20,867       $ 7,761
  Administrative fee.....          (341)           (180)         (127)
  Cost of insurance......        (1,923)           (995)         (671)
  Other Activity.........          (126)            (57)          (26)
                               --------         -------       -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        45,283          19,635         6,937
                               --------         -------       -------
  Net increase (decrease)
   in net assets.........        44,953          19,739         6,860
NET ASSETS:
  Beginning of year......       --               --            --
                               --------         -------       -------
  End of year............      $ 44,953         $19,739       $ 6,860
                               ========         =======       =======

  *  From inception, April 30, 2002 to December 31, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                                         HARTFORD    JANUS ASPEN               JANUS ASPEN  JANUS ASPEN
                            HARTFORD     CAPITAL      WORLDWIDE   JANUS ASPEN   FLEXIBLE    GROWTH AND
                              BOND     APPRECIATION    GROWTH      BALANCED      INCOME       INCOME
                           INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT
                            DIVISION     DIVISION     DIVISION     DIVISION     DIVISION     DIVISION
                           ----------  ------------  -----------  -----------  -----------  -----------
OPERATIONS:
  Net investment income
   (loss)................   $   (26)     $   111       $    9       $   103      $   47       $   22
  Capital gains income...         5       --            --           --           --           --
  Net realized gain
   (loss) on security
   transactions..........     --             (21)         (27)            1           2        --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     1,128          433         (197)         (140)         56         (148)
                            -------      -------       ------       -------      ------       ------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     1,107          523         (215)          (36)        105         (126)
                            -------      -------       ------       -------      ------       ------
UNIT TRANSACTIONS:
  Premiums...............   $31,274      $28,016       $6,582       $11,453      $3,635       $9,041
  Administrative fee.....      (203)        (278)        (106)          (58)        (63)         (49)
  Cost of insurance......    (1,161)      (1,523)        (560)         (341)       (330)        (288)
  Other Activity.........        11         (262)         (45)          (10)          2          (11)
                            -------      -------       ------       -------      ------       ------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    29,921       25,953        5,871        11,044       3,244        8,693
                            -------      -------       ------       -------      ------       ------
  Net increase (decrease)
   in net assets.........    31,028       26,476        5,656        11,008       3,349        8,567
NET ASSETS:
  Beginning of year......     --          --            --           --           --           --
                            -------      -------       ------       -------      ------       ------
  End of year............   $31,028      $26,476       $5,656       $11,008      $3,349       $8,567
                            =======      =======       ======       =======      ======       ======

_____________________________________ SA-9 _____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 WELLS FARGO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003

 1.  ORGANIZATION:

    ICMG Registered Variable Life Separate Account One, Wells Fargo (the "Account"), is a component of ICMG Registered Variable Life Separate Account One, a separate investment account within Hartford Life and Annuity Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. The Account consists of fourteen divisions. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life insurance contract owners of the Company in various mutual funds (the "Funds"), as directed by the contract owners.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares. Dividend income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds, which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2003.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principals generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

   a) COST OF INSURANCE--In accordance with the terms of the contracts, the Company assesses cost of insurance charges to cover the Company's anticipated mortality costs. Because a contract's account value and death benefit may vary from month to month, the cost of insurance charges may also vary. These charges are reflected as a component of unit transactions on the accompanying statements of changes in net assets.

   b) MORTALITY AND EXPENSE RISK UNDERTAKINGS--The Company, as issuer of variable life insurance contracts, provides the mortality and expense undertakings and, with respect to the Account, receives an annual fee of up to 0.65% of the Account's average daily net assets. These charges are reflected as a component of operating expenses on the accompanying statements of operations.

   c) ADMINISTRATIVE AND ISSUE CHARGES--The Company assesses a monthly administrative charge to compensate the Company for administrative costs in connection with the policies. This charge covers the average expected cost for these services at a maximum of $10 per month. These charges are reflected as a component of cost of insurance and other fees on the accompanying statements of changes in net assets.

   d) DEDUCTION OF OTHER FEES--In accordance with the terms of the policies, the Company makes deductions for state premium taxes and other insurance charges, which are generally between 0% and 4%. These charges are deducted through termination of units of interest from applicable contract owners' accounts and are reflected as a component of cost of insurance and other fees on the accompanying statements of changes in net assets.

_____________________________________ SA-10 ____________________________________

 4.  PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2003 were as follows:

                                          PURCHASES   PROCEEDS
FUND                                       AT COST   FROM SALES
----                                      ---------  ----------
Dreyfus Variable Investment Developing
 Leaders Investment Division............  $ 97,573    $ 2,680
Fidelity VIP Equity-Income Investment
 Division...............................    43,797        560
Fidelity VIP Index 500 Investment
 Division...............................    59,822        468
Hartford Advisers Investment Division...     7,707        302
Hartford Bond Investment Division.......   106,893      5,096
Hartford Capital Appreciation Investment
 Division...............................    83,259      3,541
Hartford Stock Investment Division......     7,715         61
Janus Aspen Worldwide Growth Investment
 Division...............................    43,977        788
Janus Aspen Balanced Investment
 Division...............................    28,883      1,562
Janus Aspen Flexible Income Investment
 Division...............................    15,270        440
Janus Aspen Growth and Income Investment
 Division...............................    17,106        304
Wells Fargo Equity Income Investment
 Division...............................     3,252        129
Wells Fargo Large Company Growth
 Investment Division....................     2,542         69
Wells Fargo Money Market Investment
 Division...............................     8,514        156
                                          --------    -------
                                          $526,310    $16,156
                                          ========    =======

 5.  CHANGES IN UNITS OUTSTANDING

    The changes in units outstanding for the year ended December 31, 2003 were as follows:

                                      UNITS    UNITS            NET
FUND                                 ISSUED   REDEEMED  INCREASE (DECREASE)
----                                 -------  --------  -------------------
Dreyfus Variable Investment
 Developing Leaders Investment
 Division..........................   11,941     591           11,350
Fidelity VIP Equity-Income
 Investment Division...............    5,199     270            4,929
Fidelity VIP Index 500 Investment
 Division..........................    6,794     138            6,656
Hartford Advisers Investment
 Division..........................      865      24              841
Hartford Bond Investment
 Division..........................    9,212     419            8,793
Hartford Capital Appreciation
 Investment Division...............    8,768     313            8,455
Hartford Stock Investment
 Division..........................      793       5              788
Janus Aspen Worldwide Growth
 Investment Division...............    5,385     105            5,279
Janus Aspen Balanced Investment
 Division..........................    2,909     133            2,776
Janus Aspen Flexible Income
 Investment Division...............    1,325      35            1,290
Janus Aspen Growth and Income
 Investment Division...............    2,079     158            1,921
Wells Fargo Equity Income
 Investment Division...............      425      12              413
Wells Fargo Large Company Growth
 Investment Division...............      314       7              307
Wells Fargo Money Market Investment
 Division..........................      849      15              834

_____________________________________ SA-11 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 WELLS FARGO
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

    The changes in units outstanding for the year ended December 31, 2002 were as follows:

                                     UNITS    UNITS            NET
FUND                                 ISSUED  REDEEMED  INCREASE (DECREASE)
----                                 ------  --------  -------------------
Dreyfus Variable Investment Small
 Cap Investment Division...........   6,151     207           5,944
Fidelity VIP Equity-Income
 Investment Division...............   2,471      94           2,377
Fidelity VIP Index 500 Investment
 Division..........................     891      56             835
Hartford Bond Investment
 Division..........................   2,967      95           2,872
Hartford Capital Appreciation
 Investment Division...............   3,218     119           3,099
Janus Aspen Worldwide Growth
 Investment Division...............     763      46             717
Janus Aspen Balanced Investment
 Division..........................   1,215      33           1,182
Janus Aspen Flexible Income
 Investment Division...............     332      22             310
Janus Aspen Growth and Income
 Investment Division...............   1,082      25           1,057

 6.  FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each sub-account has outstanding units.

                                                       CONTRACT           INVESTMENT
                                           UNIT FAIR   OWNERS'   EXPENSE    INCOME       TOTAL
                                   UNITS    VALUE #     EQUITY   RATIO*    RATIO**     RETURN***
                                   ------  ----------  --------  -------  ----------  -----------
DREYFUS VARIABLE INVESTMENT DEVELOPING LEADERS
 INVESTMENT DIVISION
  2003  Lowest contract charges    17,294  $ 9.894533  $171,116   0.65%       0.04%       30.84%
        Highest contract charges     --        --         --       --        --           --
        Remaining contract
        charges                      --        --         --       --        --           --
  2002  Lowest contract charges     5,944    7.562491    44,953   0.43%      --           --
        Highest contract charges     --        --         --       --        --           --
        Remaining contract
        charges                      --        --         --       --        --           --
FIDELITY VIP EQUITY-INCOME INVESTMENT DIVISION
  2003  Lowest contract charges     7,306   10.728514    78,379   0.65%       0.80%       29.19%
        Highest contract charges     --        --         --       --        --           --
        Remaining contract
        charges                      --        --         --       --        --           --
  2002  Lowest contract charges     2,377    8.304673    19,739   0.43%      --           --
        Highest contract charges     --        --         --       --        --           --
        Remaining contract
        charges                      --        --         --       --        --           --
FIDELITY VIP INDEX 500 INVESTMENT DIVISION
  2003  Lowest contract charges     7,492   10.450034    78,288   0.64%       0.25%       27.26%
        Highest contract charges     --        --         --       --        --           --
        Remaining contract
        charges                      --        --         --       --        --           --
  2002  Lowest contract charges       835    8.211384     6,860   0.43%      --           --
        Highest contract charges     --        --         --       --        --           --
        Remaining contract
        charges                      --        --         --       --        --           --
HARTFORD ADVISERS INVESTMENT DIVISION
  2003  Lowest contract charges       841   10.676025     8,974   0.64%       2.95%       17.72%
        Highest contract charges     --        --         --       --        --           --
        Remaining contract
        charges                      --        --         --       --        --           --

_____________________________________ SA-12 ____________________________________

                                                       CONTRACT           INVESTMENT
                                           UNIT FAIR   OWNERS'   EXPENSE    INCOME       TOTAL
                                   UNITS    VALUE #     EQUITY   RATIO*    RATIO**     RETURN***
                                   ------  ----------  --------  -------  ----------  -----------
HARTFORD BOND INVESTMENT DIVISION
  2003  Lowest contract charges    11,666  $11.575655  $135,039   0.65%       3.79%        7.15%
        Highest contract charges     --        --         --       --        --           --
        Remaining contract
        charges                      --        --         --       --        --           --
  2002  Lowest contract charges     2,872   10.803519    31,028   0.43%       0.16%       --
        Highest contract charges     --        --         --       --        --           --
        Remaining contract
        charges                      --        --         --       --        --           --
HARTFORD CAPITAL APPRECIATION INVESTMENT DIVISION
  2003  Lowest contract charges    11,555   12.084272   139,629   0.64%       0.89%       41.46%
        Highest contract charges     --        --         --       --        --           --
        Remaining contract
        charges                      --        --         --       --        --           --
  2002  Lowest contract charges     3,099    8.542812    26,476   0.43%       1.65%       --
        Highest contract charges     --        --         --       --        --           --
        Remaining contract
        charges                      --        --         --       --        --           --
HARTFORD STOCK INVESTMENT DIVISION
  2003  Lowest contract charges       788   10.406000     8,204   0.63%       4.22%       25.65%
        Highest contract charges     --        --         --       --        --           --
        Remaining contract
        charges                      --        --         --       --        --           --
JANUS ASPEN WORLDWIDE GROWTH INVESTMENT DIVISION
  2003  Lowest contract charges     5,996    9.701202    58,164   0.64%       0.99%       22.88%
        Highest contract charges     --        --         --       --        --           --
        Remaining contract
        charges                      --        --         --       --        --           --
  2002  Lowest contract charges       716    7.894894     5,656   0.43%       0.81%       --
        Highest contract charges     --        --         --       --        --           --
        Remaining contract
        charges                      --        --         --       --        --           --
JANUS ASPEN BALANCED INVESTMENT DIVISION
  2003  Lowest contract charges     3,958   10.521142    41,641   0.65%       2.27%       12.99%
        Highest contract charges     --        --         --       --        --           --
        Remaining contract
        charges                      --        --         --       --        --           --
  2002  Lowest contract charges     1,182    9.311952    11,008   0.43%       3.45%       --
        Highest contract charges     --        --         --       --        --           --
        Remaining contract
        charges                      --        --         --       --        --           --
JANUS ASPEN FLEXIBLE INCOME INVESTMENT DIVISION
  2003  Lowest contract charges     1,600   11.412964    18,261   0.64%       5.02%        5.54%
        Highest contract charges     --        --         --       --        --           --
        Remaining contract
        charges                      --        --         --       --        --           --
  2002  Lowest contract charges       310   10.814149     3,349   0.43%       3.92%       --
        Highest contract charges     --        --         --       --        --           --
        Remaining contract
        charges                      --        --         --       --        --           --
JANUS ASPEN GROWTH AND INCOME INVESTMENT DIVISION
  2003  Lowest contract charges     2,978   10.016030    29,824   0.65%       0.51%       22.71%
        Highest contract charges     --        --         --       --        --           --
        Remaining contract
        charges                      --        --         --       --        --           --
  2002  Lowest contract charges     1,050    8.162212     8,567   0.43%       1.19%       --
        Highest contract charges     --        --         --       --        --           --
        Remaining contract
        charges                      --        --         --       --        --           --

_____________________________________ SA-13 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 WELLS FARGO
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                       CONTRACT           INVESTMENT
                                           UNIT FAIR   OWNERS'   EXPENSE    INCOME       TOTAL
                                   UNITS    VALUE #     EQUITY   RATIO*    RATIO**     RETURN***
                                   ------  ----------  --------  -------  ----------  -----------
WELLS FARGO EQUITY INCOME INVESTMENT DIVISION
  2003  Lowest contract charges       413  $10.153575  $  4,196   0.64%       1.90%       25.39%
        Highest contract charges     --        --         --       --        --           --
        Remaining contract
        charges                      --        --         --       --        --           --
WELLS FARGO LARGE COMPANY GROWTH INVESTMENT DIVISION
  2003  Lowest contract charges       307   10.031916     3,079   0.64%      --           25.47%
        Highest contract charges     --        --         --       --        --           --
        Remaining contract
        charges                      --        --         --       --        --           --
WELLS FARGO MONEY MARKET INVESTMENT DIVISION
  2003  Lowest contract charges       834   10.021026     8,358   0.64%       0.45%      (0.15)%
        Highest contract charges     --        --         --       --        --           --
        Remaining contract
        charges                      --        --         --       --        --           --

  * This represents the annualized contract expenses of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
*** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
  #  Rounded unit values.

Summary of the Account's expense charges, including Mortality and Expense risk charges, Administrative charges, Riders (if applicable) and Annual Maintenance fees assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

The Company, will make certain deductions, 0.65% on annual basis, of the contract's value for mortality and expense risks undertaken by the Company.

These charges are a reduction in unit values.

ADMINISTRATIVE CHARGES:

The Company, will make certain deductions, $10.00 per coverage month for administrative services provided by the Company.

These charges are a reduction in unit values.

_____________________________________ SA-14 ____________________________________

                          INDEPENDENT AUDITORS' REPORT
                     -------------------------------------

To the Board of Directors of
Hartford Life and Annuity Insurance Company
Hartford, Connecticut

We have audited the accompanying statutory basis balance sheets of Hartford Life and Annuity Insurance Company ("the Company") as of December 31, 2003 and 2002, and the related statutory basis statements of operations, changes in capital and surplus, and of cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. The statutory balance sheets of the Company for the year ended December 31, 2001 and the related statutory statements of operations, changes in capital and surplus, and of cash flows for the year then ended were audited by other auditors whose report, dated Janauary 28, 2002, expressed an unqualified opinion on those statements and included an explanatory paragraph regarding the adoption of codification, as discussed in Note 2 to the financial statements.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2, the accompanying financial statements were prepared in conformity with the accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, which is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America are described in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, the financial position of Hartford Life and Annuity Insurance Company as of December 31, 2003 and 2002, or the results of its operations or its cash flows for the years then ended in conformity with accounting principles generally accepted in the United States of America.

In our opinion, such financial statements present fairly, in all material respects, the balance sheets of Hartford Life and Annuity Insurance Company as of December 31, 2003 and 2002, and the results of its operations and its cash flows for the years then ended, on the basis of accounting described in Note 2.

Deloitte & Touche LLP
Hartford, Connecticut
March 26, 2004

                     THIS IS A COPY OF A PREVIOUSLY ISSUED
                        ANDERSEN REPORT AND THIS REPORT
                       HAS NOT BEEN REISSUED BY ANDERSEN.

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
              ----------------------------------------------------

To the Board of Directors of
Hartford Life and Annuity Insurance Company:

We have audited the accompanying balance sheets of Hartford Life and Annuity Insurance Company (a Connecticut Corporation and wholly-owned subsidiary of Hartford Life Insurance Company) (the Company) as of December 31, 2001 and 2000, and the related statements of operations, changes in capital and surplus and cash flows for each of the three years in the period ended December 31, 2001. These financial statements and the schedules referred to below are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2, these financial statements were prepared using the accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, which practices differs from accounting principles generally accepted in the United States.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Hartford Life and Annuity Insurance Company as of December 31, 2001 and 2000, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2001. Furthermore, in our opinion, the supplemental data included in Note 2 reconciling income and capital and surplus as shown in the financial statements to income and stockholder's equity as determined in conformity with accounting principles generally accepted in the United States, present fairly, in all material respects, the information shown therein.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of Hartford Life and Annuity Insurance Company as of December 31, 2001 and 2000, and the results of its operations and the changes in its capital and surplus for each of the three years in the period ended December 31, 2001 in conformity with accounting practices prescribed or permitted by the Insurance Department in the State of Connecticut.

As explained in Note 2 to the financial statements, effective January 1, 2001, the Company changed its method of accounting to that prescribed in the codified National Association of Insurance Commissioners' Statements of Statutory Accounting Principles and related interpretations prescribed by the Insurance Department of the State of Connecticut.

Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The schedule of selected financial data, the summary investment schedule and the schedule of investment risks interrogatories, as of and for the year ended December 31, 2001, are presented for purposes of additional analysis and are not a required part of the basic financial statements. This information has been subjected to the auditing procedures applied in our audits of the basic financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole.

ARTHUR ANDERSEN LLP

Hartford, Connecticut
January 28, 2002

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 BALANCE SHEETS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)

                                                         AS OF DECEMBER 31,
 ------------------------------------------------------------------------------
                                                         2003          2002
 ------------------------------------------------------------------------------
 ASSETS
   Bonds                                              $ 5,639,213   $ 4,928,629
   Common and Preferred Stocks                             11,194        17,393
   Mortgage Loans                                          95,737       137,595
   Real Estate                                             25,360        25,312
   Policy Loans                                           294,714       266,756
   Cash and Short-Term Investments                        392,494       485,025
   Other Invested Assets                                   22,743        16,950
 ------------------------------------------------------------------------------
                     TOTAL CASH AND INVESTED ASSETS     6,481,455     5,877,660
 ------------------------------------------------------------------------------
   Investment Income Due and Accrued                       69,221        64,019
   Federal Income Taxes Recoverable                        54,470        33,035
   Deferred Tax Asset                                      55,301        29,910
   Other Assets                                           290,043       433,080
   Separate Account Assets                             52,234,564    35,919,868
 ------------------------------------------------------------------------------
                                       TOTAL ASSETS   $59,185,054   $42,357,572
 ------------------------------------------------------------------------------
 LIABILITIES
   Aggregate Reserves for Life and Accident and
    Health Policies                                   $ 6,421,474   $ 6,131,338
   Liability for Deposit Type Contracts                   100,128        59,240
   Policy and Contract Claim Liabilities                   27,834        33,856
   Asset Valuation Reserve                                 16,542           270
   Payable to Affiliates                                   29,702        26,707
   Accrued Expense Allowances and Other Amounts Due
    From Separate Accounts                             (1,741,278)   (1,227,985)
   Other Liabilities                                    1,052,307       826,009
   Separate Account Liabilities                        52,234,564    35,919,868
 ------------------------------------------------------------------------------
                                  TOTAL LIABILITIES    58,141,273    41,769,303
 ------------------------------------------------------------------------------
 CAPITAL AND SURPLUS
   Common Stock -- 3,000 Shares Authorized, 2,000
    Shares Issued and Outstanding                           2,500         2,500
   Gross Paid-In and Contributed Surplus                1,371,883     1,221,883
   Unassigned Funds                                      (330,602)     (636,114)
 ------------------------------------------------------------------------------
                          TOTAL CAPITAL AND SURPLUS     1,043,781       588,269
 ------------------------------------------------------------------------------
             TOTAL LIABILITIES, CAPITAL AND SURPLUS   $59,185,054   $42,357,572
 ------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)

                                                         FOR THE YEARS ENDED DECEMBER 31,
 -------------------------------------------------------------------------------------------
                                                         2003          2002         2001
 -------------------------------------------------------------------------------------------
 REVENUES
   Premiums and Annuity Considerations                $12,115,706   $4,626,830   $12,741,782
   Considerations for Supplementary Contracts with
    Life Contingencies                                        360          123        33,695
   Net Investment Income                                  330,741      241,414       188,799
   Commissions and Expense Allowances on
    Reinsurance Ceded                                      62,762      197,594        78,607
   Reserve Adjustment on Reinsurance Ceded               (911,456)   3,403,682       600,569
   Fee Income                                             963,407      829,267       817,436
   Other Revenues                                          33,435       10,367         6,435
 -------------------------------------------------------------------------------------------
                                     TOTAL REVENUES    12,594,955    9,309,277    14,467,323
 -------------------------------------------------------------------------------------------
 BENEFITS AND EXPENSES
   Death and Annuity Benefits                             231,390      215,874       174,288
   Disability and Other Benefits                           11,998       11,926        11,296
   Surrenders and Other Fund Withdrawals                4,378,823    4,743,944     4,142,327
   Commissions                                            753,838      583,605     1,222,698
   Increase in Aggregate Reserves for Life and
    Accident and Health Policies                          290,135    1,785,002     2,147,722
   General Insurance Expenses                             431,698      341,349       330,636
   Net Transfers to Separate Accounts                   6,601,021    2,298,625     2,613,765
   Modified Coinsurance Adjustment on Reinsurance
    Assumed                                              (420,032)    (522,245)    4,591,861
   Other Expenses                                          38,492       22,715        78,503
 -------------------------------------------------------------------------------------------
                        TOTAL BENEFITS AND EXPENSES    12,317,363    9,480,795    15,313,096
 -------------------------------------------------------------------------------------------
   Net Gain (Loss) from Operations Before Federal
    Income Tax (Benefit) Expense                          277,592     (171,518)     (845,773)
   Federal Income Tax (Benefit) Expense                   (19,953)      28,712      (196,458)
 -------------------------------------------------------------------------------------------
                    NET GAIN (LOSS) FROM OPERATIONS       297,545     (200,230)     (649,315)
 -------------------------------------------------------------------------------------------
   Net Realized Capital Losses, after tax                 (22,713)     (56,843)      (10,238)
 -------------------------------------------------------------------------------------------
                                  NET INCOME (LOSS)   $   274,832   $ (257,073)  $  (659,553)
 -------------------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)

                                                       FOR THE YEARS ENDED DECEMBER 31,
 ----------------------------------------------------------------------------------------
                                                         2003         2002        2001
 ----------------------------------------------------------------------------------------
 COMMON STOCK -- 3,000 SHARES AUTHORIZED, 2,000
  SHARES ISSUED AND OUTSTANDING
 ----------------------------------------------------------------------------------------
   Balance, Beginning and End of Year                 $    2,500   $    2,500   $   2,500
 ----------------------------------------------------------------------------------------
 GROSS PAID-IN AND CONTRIBUTED SURPLUS,
 ----------------------------------------------------------------------------------------
   Beginning of Year                                   1,221,883      986,883     226,043
   Capital Contribution                                  150,000      235,000     760,840
 ----------------------------------------------------------------------------------------
                               BALANCE, END OF YEAR    1,371,883    1,221,883     986,883
 ----------------------------------------------------------------------------------------
 UNASSIGNED FUNDS
   Balance, Beginning of Year                           (636,114)    (318,168)    310,720

   Net Income                                            274,832     (257,073)   (659,553)
   Change in Net Unrealized Capital (Losses) Gains
    on Common Stocks and Other Invested Assets            (4,797)      (4,421)    (22,085)
   Change in Net Deferred Income Tax                     (28,483)     191,399     209,019
   Change in Reserve Valuation Basis                          --           --     (11,721)
   Change in Asset Valuation Reserve                     (16,272)        (270)      2,743
   Change in Non-Admitted Assets                          43,187     (210,628)   (154,455)
   Change in Liability for Reinsurance in
    Unauthorized Companies                                36,880      (36,953)         (2)
   Cumulative Effect of Change in Accounting
    Principles                                               165           --       7,166
 ----------------------------------------------------------------------------------------
                               BALANCE, END OF YEAR     (330,602)    (636,114)   (318,168)
 ----------------------------------------------------------------------------------------
 CAPITAL AND SURPLUS,
 ----------------------------------------------------------------------------------------
   End of Year                                        $1,043,781   $  588,269   $ 671,215
 ----------------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)

                                            FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------
                                             2003         2002         2001
-------------------------------------------------------------------------------
OPERATING ACTIVITIES
  Premiums and Annuity Considerations     $12,116,359  $ 4,627,995  $12,732,469
  Net Investment Income                       373,648      242,062      166,707
  Miscellaneous Income                        142,119    4,436,314    1,533,562
                                          -----------  -----------  -----------
    Total Income                           12,632,126    9,306,371   14,432,738
                                          -----------  -----------  -----------
  Benefits Paid                             4,611,634    4,795,021    4,289,455
  Federal Income Tax Payments
   (Recoveries)                                23,421     (108,177)     (58,363)
  Net Transfers to Separate Accounts        7,114,314    2,040,883    2,640,961
  Other Expenses                              537,701      445,677    6,229,824
                                          -----------  -----------  -----------
    Total Benefits and Expenses            12,287,070    7,173,404   13,101,877
-------------------------------------------------------------------------------
          NET CASH PROVIDED BY OPERATING
                              ACTIVITIES      345,056    2,132,967    1,330,861
-------------------------------------------------------------------------------
INVESTING ACTIVITIES
  PROCEEDS FROM INVESTMENTS SOLD AND
   MATURED
  Bonds                                     2,323,921    1,623,364    1,286,296
  Common and Preferred Stocks                   4,031           35       14,354
  Mortgage Loans                               41,395       42,133       57,353
  Other                                        12,348      134,912       12,690
                                          -----------  -----------  -----------
    Total Investment Proceeds               2,381,694    1,800,444    1,370,693
                                          -----------  -----------  -----------
  COST OF INVESTMENTS ACQUIRED
  Bonds                                     3,068,077    3,956,463    2,753,242
  Common and Preferred Stocks                   4,814          842       14,246
  Mortgage Loans                                    0          225      203,177
  Real Estate                                     722        1,292       25,000
  Other                                       169,520           --       40,467
                                          -----------  -----------  -----------
    Total Investments Acquired              3,243,133    3,958,822    3,036,132
                                          -----------  -----------  -----------
  Net Increase in Policy Loans                 27,958       16,536      169,425
-------------------------------------------------------------------------------
             NET CASH USED FOR INVESTING
                              ACTIVITIES     (889,397)  (2,174,914)  (1,834,864)
-------------------------------------------------------------------------------
FINANCING AND MISCELLANEOUS ACTIVITIES
  Capital Contribution                        150,000      235,000      760,840
  Net Other Cash Provided (Used)              301,810     (129,792)      99,401
-------------------------------------------------------------------------------
          NET CASH PROVIDED BY FINANCING
                                     AND
                MISCELLANEOUS ACTIVITIES      451,810      105,208      860,241
-------------------------------------------------------------------------------
  Net (decrease) increase in cash and
   short-term investments                     (92,531)      63,261      356,238
  Cash and Short-Term Investments,
   Beginning of Year                          485,025      421,764       65,526
-------------------------------------------------------------------------------
  CASH AND SHORT-TERM INVESTMENTS, END
   OF YEAR                                $   392,494  $   485,025  $   421,764
-------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
(IN THOUSANDS)

 -----------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

Hartford Life and Annuity Insurance Company (the "Company") is a wholly-owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford").

The Company offers a complete line of fixed and variable annuities, as well as variable, universal and traditional individual life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying statutory basis financial statements are prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the State of Connecticut Department of Insurance. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

Current prescribed statutory accounting practices include the adoption of the NAIC's ACCOUNTING PRACTICES AND PROCEDURES MANUAL, effective January 1, 2001, as well as current state laws and regulations. A difference prescribed by Connecticut state law allows the Company to obtain a reinsurance reserve credit for a reinsurance treaty which provides for a limited right of unilateral cancellation by the reinsurer. The effects of this treaty are discussed in
Note 6.

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life and accident and health policies and the liability for deposit type contracts. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Certain reclassifications have been made to prior year financial information to conform to current year presentation.

STATUTORY ACCOUNTING VERSUS ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES ("GAAP")

Statutory accounting principles and GAAP differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) which are charged to expense when incurred for statutory purposes rather than capitalized and amortized on a pro-rata basis over the expected life and gross profit stream of the policies for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used under GAAP;

(4) excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the balance sheet for statutory purposes by directly charging surplus;

(5) the calculation of post-retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized, whereas, for statutory accounting, the obligation is being recognized ratably over a 20 year period;

(6) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(7) the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(8) the reporting of fixed maturities at amortized cost for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity, as well as the change in the basis of the Company's other invested assets, which consist primarily of limited partnership investments, which is recognized as income under GAAP and as changes in unrealized gains or losses in surplus under statutory accounting;

(9) for statutory purposes separate account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of separate account assets, less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis balance sheet, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities are held at fair value;

(10) the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus; and

(11) deferred income taxes, which provide for statutory/ tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences and are charged as a component of net income.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:

                                                                   2003              2002              2001
                                                                -----------------------------------------------
GAAP Net Income                                                 $   281,211       $   191,548       $   214,610
Deferral and amortization of policy acquisition costs,
 net                                                               (501,010)         (337,657)         (308,546)
Change in unearned revenue reserve                                   12,367            71,208            59,132
Deferred taxes                                                       43,304           (50,834)          180,625
Separate account expense allowance                                  511,608          (279,761)         (110,911)
Benefit reserve adjustment                                           22,016           155,196           (13,199)
Prepaid reinsurance premium                                         (11,809)           (8,564)           (6,944)
Ceding commission on reinsurance assumed                                 --                --          (670,507)
Administrative fees                                                 (48,072)               --                --
Reinsurance                                                         (54,276)               --                --
Dividends received from affiliates                                    9,000                --                --
Other, net                                                           10,493             1,791            (3,813)
                                                                -----------------------------------------------
                            STATUTORY NET INCOME (LOSS)         $   274,832       $  (257,073)      $  (659,553)
                                                                -----------------------------------------------

GAAP Stockholder's Equity                                       $ 2,900,964       $ 2,242,347       $ 1,794,936
Deferred policy acquisition costs                                (3,755,461)       (3,289,010)       (3,033,841)
Unearned revenue reserve                                            327,144           297,759           229,194
Deferred taxes                                                      422,680           341,130           366,265
Separate account expense allowance                                1,755,474         1,243,867         1,521,026
Unrealized (gains) losses on investments                           (259,293)         (178,951)          (31,612)
Benefit reserve adjustment                                          208,213           300,515            24,334
Asset valuation reserve                                             (16,542)             (270)               --
Interest maintenance reserve                                        (29,314)          (25,702)          (25,448)
Prepaid reinsurance premium                                         (38,052)          (26,243)          (17,679)
Goodwill                                                           (170,100)         (170,100)         (173,704)
Reinsurance ceded                                                  (108,922)         (189,436)             (382)
Administrative fees                                                (229,878)               --                --
Other, net                                                           36,868            42,363            18,126
                                                                -----------------------------------------------
                          STATUTORY CAPITAL AND SURPLUS         $ 1,043,781           588,269       $   671,215
                                                                -----------------------------------------------

AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH POLICIES AND CONTRACTS AND LIABILITY FOR DEPOSIT TYPE CONTRACTS

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.25% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.5% to 9% and using the Commissioner's Annuity Reserve Valuation Method ("CARVM").

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's general assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 2003 (including general and separate account liabilities) are as follows:

                                                                                       % of
Subject to discretionary withdrawal:                                   Amount          Total
                                                                     -----------------------
With market value adjustment                                         $     2,336         0.0%
At book value, less current surrender charge of 5% or more             1,350,292         2.5%
At market value                                                       48,425,201        90.8%
                                                                     -----------------------
                    TOTAL WITH ADJUSTMENT OR AT MARKET VALUE          49,777,829        93.3%
                                                                     -----------------------
At book value without adjustment (minimal or no charge or
 adjustment):                                                          3,331,821         6.3%
Not subject to discretionary withdrawal:                                 247,133         0.5%
                                                                     -----------------------
                                                TOTAL, GROSS          53,356,783       100.0%
Reinsurance ceded                                                        200,000         N/A
                                                                     -----------
                                                  TOTAL, NET         $53,156,783         N/A
                                                                     -----------

INVESTMENTS

Investments in bonds are carried at amortized cost except for those securities that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO") which are carried at the appropriate SVO published value. Short-term investments are stated at amortized cost, which approximates fair value. Preferred stocks are stated at cost, lower of cost or amortized cost, or NAIC market values depending on the assigned credit rating. Common stocks are carried at fair value with the current year change in the difference from cost reflected in surplus. Mortgage loans, which are stated at the aggregate carrying value less accrued interest which is typically the outstanding principal balance. Policy loans are carried at outstanding balance, which approximates fair value. Interests in joint ventures, partnerships and limited liability companies are reported based on the underlying audited GAAP equity of the investee.

The Company's accounting policy requires that a decline in the value of a bond or equity security that is not subject to SSAP 43 Loaned-backed and Structured Securities below its amortized cost basis be assessed to determine if the decline is other than temporary. If the decline in value of a bond or equity security is other than temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. The fair value of the impaired investment becomes its new cost basis.

The Company has a security monitoring process comprised of a committee of investment and accounting professionals that identifies securities that, due to certain characteristics are subjected to an enhanced analysis on a quarterly basis. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP 43 is other than temporary include: (a) the length of time and the extent to which the fair value has been less than cost,
(b) the financial conditions and near-term prospects of the issuer, (c) whether the debtor is current on contractually obligated interest and principal payments, and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for any anticipated recovery. Furthermore, for securities expected to be sold, an other than temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company then continues to review the other than temporarily impaired securities for further other than temporary impairments on an ongoing basis.

Additionally, for certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP 43, requires the Company to periodically update its best estimate of cash flows over the life of the security. If management determines that the estimated undiscounted cashflows of its security are less than its carrying amount then an other than temporary impairment charge is recognized equal to the difference between the carrying amount and estimated undiscounted cashflows of the security. The total estimated undiscounted cashflows of the impaired investment becomes its new cost basis.

Investment income consists primarily of interest and dividends. Interest income from bonds and mortgage loans including any associated premium or discount is accrued on a constant effective yield basis. The accrual of income is suspended for bonds and mortgage loans that are in default or when the receipt of interest payments is in doubt. The effective yield for fixed rate and variable rate loan backed securities due to new prepayment assumptions are revalued on a retrospective and prospective basis, respectively. The new prepayment assumptions are primarily obtained from broker dealer survey values or internal estimates. The Company has not elected to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Interest only and other-than-temporarily impaired loan backed securities are valued using the prospective method. In 2003, 2002 and 2001, the Company did not have any changes from the retrospective to prospective methodology due to negative yields on specific securities. Dividends are recorded as earned at the ex-dividend date.

Due and accrued investment income with amounts over 90 days past due is non-admitted. The total amount of investment income due and accrued excluded from surplus at December 31, 2003 and 2002 was $2,297 and $1,934, respectively.

The Company may at any time use derivative instruments, including swaps, caps, floors, options, futures and forwards. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow or net investment in a foreign operation), replication, income generation, or held for other investment and risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under SSAP 86, "Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions". The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan filed and/or approved, as applicable, by the State of Connecticut and State of New York insurance departments.

Derivatives used in hedging relationships are accounted for in a manner consistent with the item hedged. Typically, cost paid or consideration received at inception of a contract is reported on the balance sheet as a derivative asset or liability, respectively, and amortized through net investment income over the term of the hedged item. Periodic cash flows and accruals of income/expense are recorded as a component of net investment income. Upon termination of the derivative, any gain or loss is adjusted into the basis of the hedged item.

Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the balance sheet as a derivative asset or liability, respectively, and amortized through net investment income over the term of the derivative. Periodic cash flows and accruals of income/expense are recorded as a component of net investment income. Upon termination of the derivative, any gain or loss is recorded as a realized capital gain or loss.

Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the balance sheet as a derivative liability and amortized through net investment income over the term of the derivative. Upon termination, any remaining derivative liability, along with any disposition payments are recorded as realized capital gain or loss.

Derivatives held for other investment and risk management activities are recorded on the balance sheet at fair value and the changes in fair value are reported in unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as a component of net investment income.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $16,542 and $270 as of December 31, 2003 and 2002, respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond or mortgage loan sold. The IMR balances as of December 31, 2003 and 2002 were $29,314 and $25,702, respectively. The net capital gains captured in the IMR in 2003, 2002 and 2001 were $9,641, $5,078 and $1,965, respectively. The amount of expense amortized from the IMR in 2003, 2002 and 2001 included in the Company's Statements of Operations, was $6,029, $4,823 and $3,472, respectively. Realized capital gains and losses, net of taxes not included in the IMR are reported in the statutory basis statements of operations. Realized investment gains and losses are determined on a specific identification basis.

ADOPTION OF NEW ACCOUNTING STANDARD

The Company adopted SSAP 86 "ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING, INCOME GENERATION, AND REPLICATION (SYNTHETIC ASSET) TRANSACTIONS" on
January 1, 2003. The Company elected to apply this statement to all derivative instruments to which the Company was a party to as of January 1, 2003. As a result, the company recorded $254 before tax, due to the change in accounting principle adjustment which increased unassigned surplus.

CODIFICATION

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the state of Connecticut Department of Insurance. Effective January 1, 2001, the state of Connecticut required that insurance companies domiciled in the state of Connecticut prepare their statutory basis financial statements in accordance with the NAIC codified ACCOUNTING PRACTICES AND PROCEDURES manual, effective January 1, 2001, subject to any deviations prescribed or permitted by the state of Connecticut Insurance Commissioner.

Accounting changes adopted to conform to the provisions of the NAIC codified ACCOUNTING PRACTICES AND PROCEDURES manual are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned funds in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date, if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change in accounting principles, as an adjustment that increased unassigned funds of approximately $7,166. The adjustment to increase unassigned surplus is related to SSAP 10, Income Taxes.

3. BUSINESS COMBINATIONS:

On April 2, 2001, The Hartford, through Hartford Life, Inc. and its affiliates, acquired the U.S. individual life insurance, annuity and mutual fund businesses of Fortis Inc., ("Fortis") for $1.12 billion in cash. The Hartford effected the acquisition through several reinsurance agreements with subsidiaries of Fortis and the purchase of 100% of the stock of Fortis Advisors, Inc. and Fortis Investors, Inc., wholly-owned subsidiaries of Fortis. The purchase of Fortis Advisors, Inc. and Fortis Investors, Inc. was accounted for as a statutory purchase.

4. INVESTMENTS:

For the years ended December 31,

(a) COMPONENTS OF NET INVESTMENT INCOME

                                                                     2003           2002           2001
                                                                   --------------------------------------
Interest income from bonds and short-term investments              $290,212       $207,585       $157,500
Interest income from policy loans                                    18,620         18,947         14,160
Interest and dividends from other investments                        26,071         18,478         19,289
                                                                   --------------------------------------
Gross investment income                                             334,903        245,010        190,949
Less: investment expenses                                             4,162          3,596          2,150
                                                                   --------------------------------------
                                       NET INVESTMENT INCOME       $330,741       $241,414       $188,799
                                                                   --------------------------------------

(b) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS AND SHORT-TERM INVESTMENTS

                                                                     2003           2002           2001
                                                                   --------------------------------------
Gross unrealized capital gains                                     $176,924       $117,032       $ 17,132
Gross unrealized capital losses                                      (8,996)       (32,336)       (17,210)
                                                                   --------------------------------------
Net unrealized capital gains (losses)                               167,928         84,696            (78)
Balance, beginning of year                                           84,696            (78)          (918)
                                                                   --------------------------------------
             CHANGE IN NET UNREALIZED CAPITAL GAINS ON BONDS
                                  AND SHORT-TERM INVESTMENTS       $ 83,232       $ 84,774       $    840
                                                                   --------------------------------------

(c) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON COMMON STOCKS

                                                                     2003           2002           2001
                                                                   --------------------------------------
Gross unrealized capital gains                                     $    376       $    185       $    120
Gross unrealized capital losses                                     (30,877)       (23,137)       (22,913)
                                                                   --------------------------------------
Net unrealized capital (losses) gains                               (30,501)       (22,952)       (22,793)
Balance, beginning of year                                          (22,952)       (22,793)        (1,604)
                                                                   --------------------------------------
    CHANGE IN NET UNREALIZED CAPITAL LOSSES ON COMMON STOCKS       $ (7,549)      $   (159)      $(21,189)
                                                                   --------------------------------------

(d) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)

                                                                     2003           2002           2001
                                                                   --------------------------------------
Bonds and short-term investments                                   $ 12,602       $(28,561)      $ (7,491)
Common stocks                                                           657           (149)           (13)
Other invested assets                                                (4,393)            (2)            33
                                                                   --------------------------------------
Realized capital losses                                               8,866        (28,712)        (7,471)
Capital gains tax (benefit)                                          21,938         23,053            802
                                                                   --------------------------------------
Net realized capital losses, after tax                              (13,072)       (51,765)        (8,273)
Less: amounts transferred to IMR                                      9,641          5,078          1,965
                                                                   --------------------------------------
                      NET REALIZED CAPITAL LOSSES, AFTER TAX       $(22,713)      $(56,843)      $(10,238)
                                                                   --------------------------------------

Sales of bonds and short-term investments for the years ended December 31, 2003, 2002 and 2001 resulted in proceeds of $2,523,341, $1,691,422 and $2,135,324, gross realized capital gains of $23,090, $15,257 and $8,091, and gross realized capital losses of $6,150, $9,998 and $5,442, respectively, before transfers to the IMR. Sales of common stocks for the years ended December 31, 2003, 2002 and 2001 resulted in proceeds of $2,814, $35 and $14,354, gross realized capital gains of $662, $0 and $358, and gross realized capital losses of $5, $7 and $371, respectively.

(e) INVESTMENTS -- DERIVATIVE INSTRUMENTS

OVERVIEW

The Company may at any time use derivative instruments, including swaps, caps, floors, options, forwards and futures, in order to achieve one of four Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; to control transaction costs or to enter into income enhancement and replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow or net investment in a foreign operation), income generation, replication or held for other investment and risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under Statement of Statutory Accounting Principles No. 86, "Accounting for Derivative Instruments and Hedging, Income Generations, and Replication (Synthetic Asset) Transactions. The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan filed and/or approved, as applicable, by the State of Connecticut and State of New York insurance departments.

Interest rate swaps and total return swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using the agreed upon rates or indices and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the issuer.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike rate or falls below the floor strike rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception, and no principal payments are exchanged.

Forward contracts are customized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument.

Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There is also periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

STRATEGIES

The notional value and fair value of derivative instruments used during the year are disclosed in the strategy discussions below. During the year 2003, the Company did not transact in or hold any positions related to net investment hedges in a foreign operation nor did it hold any replication transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. Notional amounts pertaining to derivative instruments at December 31, 2003 were $1,163,355. The fair value of derivative instruments are based upon either independent market quotations for exchange traded derivative contracts, independent third party pricing sources or widely accepted pricing valuation models which utilize independent third party data as inputs for over the counter derivatives. The fair value of derivative instruments at December 31, 2003 was $819.

CASH-FLOW HEDGES

Interest rate swaps: Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rates. As of December 31,2003, the Company did not hold any derivatives used to hedge forecasted transactions other than the interest payments on floating-rate securities. There were no gains and losses classified in unrealized gains and losses related to cash flow hedges that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period. As of December 31, 2003, interest rate swaps used in cash flow hedge relationships had a notional value of $70,000 and a fair value of $3,683.

Foreign currency swaps: Foreign currency swaps are used to convert foreign denominated cash flows associated with certain foreign denominated fixed maturity investments to U.S. dollars. The foreign fixed maturities are primarily denominated in Euros and are swapped to minimize cash flow fluctuations due to changes in currency rates. As of December 31, 2003 foreign currency swaps used in cash flow hedge relationships had a notional value of $76,855 and a fair value of $(10,282).

FAIR VALUE HEDGES

Interest rate swaps and caps: Interest rate swaps are used periodically to hedge the changes in fair value of certain fixed rate liabilities due to changes in LIBOR. In addition, interest rate caps are used to offset the changes in fair value related to corresponding interest rate caps that exist in certain of the Company's variable-rate fixed maturity investments. As of December 31, 2003, the Company did not hold any interest rate swaps or caps used in fair value hedge relationships.

INCOME GENERATION TRANSACTIONS

Written options: Periodically, the Company is a writer of covered floors as part of an income generation transaction. The company occasionally writes interest rate floors which are used to offset the changes in fair value related to corresponding interest rate floors that exist in certain of the Company's variable-rate fixed maturity investments. As of December 31, 2003, the Company did not hold any option contracts used in income generation relationships.

OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES

Interest rate caps and swaptions: The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap and swaption contracts are used to mitigate the Company's loss in a rising interest rate environment. The increase in yield from the cap and swaption contract in a rising interest rate environment may be used to raise credited rates, thereby increasing the Company's competitiveness and reducing the policyholder's incentive to surrender. As of December 31, 2003 interest rate caps and swaptions used to mitigate risk in a rising interest rate environment had a notional value of $1,016,000 and a fair value of $6,884 reported as an asset on the balance sheet. The average fair value for interest rate caps and swaptions was $7,481 in asset value. There were no realized gains and losses during the year 2003.

Warrants: During 2003, the Company received warrant contracts as part of a reinsurance treaty settlement. As of December 31, 2003, the warrants had a notional value of $500 and a fair value was $534 reported as an asset on the balance sheet. The average fair value of the warrants was $290 and there were no realized gains and losses during the year 2003.

CREDIT RISK

The Company's derivatives counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. By using derivative instruments, the Company is exposed to credit risk, which is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. When the fair value of over-the-counter derivative contracts is positive, this indicates that the counterparty owes the Company, and, therefore, exposes the Company to credit risk.

Credit exposures for over-the-counter derivatives are generally quantified weekly and netted, and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds exposure policy thresholds. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties that are reviewed periodically by the Company's internal compliance unit, reviewed frequently by senior management and reported to the Company's Finance Committee. The Company also maintains a policy of requiring all privately negotiated derivative contracts be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

(f) CONCENTRATION OF CREDIT RISK

As of December 31, 2003, the Company had one fixed maturity that exceeded 10% of capital and surplus that was not the U.S. government or a government agency. The fixed maturity was designated NAIC investment grade. Further, the Company closely monitors concentrations and the potential impact of capital and surplus, should the issuer fail to perform according to the terms of the fixed maturity contract.

The carrying value and estimated fair value of this fixed maturity was $151,928.

(g) BONDS, SHORT-TERM INVESTMENTS AND COMMON STOCKS

                                                                                 December 31, 2003
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                   Statement   Unrealized  Unrealized     Fair
                                                                     Value       Gains       Losses      Value
                                                                   ----------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S government and government agencies and authorities:
  --Guaranteed and sponsored                                       $  107,943   $    605    $   (47)   $  108,501
  --Guaranteed and sponsored -- asset backed                          529,528         --         --       529,528
States, municipalities and political subdivisions                       5,560          7         (4)        5,563
International governments                                              44,569      4,201        (13)       48,757
Public utilities                                                      266,866     13,955       (625)      280,196
All other corporate                                                 2,779,091    150,649     (5,014)    2,924,726
All other corporate -- asset-backed                                 1,863,931      7,507     (3,293)    1,868,145
Short-term investments                                                111,118         --         --       111,118
Parents, subsidiaries and affiliates                                   41,725         --         --        41,725
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $5,750,331   $176,924    $(8,996)   $5,918,259
                                                                   ----------------------------------------------

                                                                                 December 31, 2003
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                               Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                                       $    4,807   $    376    $    (62)  $    5,121
Common stock -- affiliated                                             36,884         --     (30,815)       6,069
                                                                   ----------------------------------------------
                                              TOTAL COMMON STOCKS  $   41,691   $    376    $(30,877)  $   11,190
                                                                   ----------------------------------------------

                                                                                 December 31, 2002
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                   Statement   Unrealized  Unrealized     Fair
                                                                     Value       Gains       Losses      Value
                                                                   ----------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S government and government agencies and authorities:
  --Guaranteed and sponsored                                       $   74,416   $     85    $     --   $   74,501
  --Guaranteed and sponsored -- asset backed                          687,703      1,444          --      689,147
States, municipalities and political subdivisions                         395         17          --          412
International governments                                              34,304      4,454          --       38,758
Public utilities                                                      208,886      6,772      (5,187)     210,471
All other corporate                                                 2,137,680     87,636     (20,309)   2,205,007
All other corporate -- asset-backed                                 1,617,227     11,025      (6,735)   1,621,517
Short-term investments                                                440,120         --          --      440,120
Certificates of deposit                                                67,270      5,599        (105)      72,764
Parents, subsidiaries and affiliates                                  100,748         --          --      100,748
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $5,368,749   $117,032    $(32,336)  $5,453,445
                                                                   ----------------------------------------------

                                                                                 December 31, 2002
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                               Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                                       $    4,957   $    185    $   (872)  $    4,270
Common stock -- affiliated                                             35,384         --     (22,265)      13,119
                                                                   ----------------------------------------------
                                              TOTAL COMMON STOCKS  $   40,341   $    185    $(23,137)  $   17,389
                                                                   ----------------------------------------------

The amortized cost and estimated fair value of bonds and short-term investments as of December 31, 2003 by estimated maturity year are shown below. Asset-backed securities, including mortgage backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. Expected maturities differ from contractual maturities due to call or repayment provisions.

                                                       Statement
                                                         Value          Fair Value
                                                       ---------------------------
MATURITY
One year or less                                       $  560,864       $  577,243
Over one year through five years                        2,716,119        2,795,443
Over five years through ten years                       1,952,205        2,009,214
Over ten years                                            521,143          536,359
                                                       ---------------------------
                                         TOTAL         $5,750,331       $5,918,259
                                                       ---------------------------

Bonds with a carrying value of $3,612 and $3,319 as of December 31, 2003 and 2002, respectively, were on deposit with various regulatory authorities as required.

(h) MORTGAGE LOANS

The maximum and minimum lending rates for the Company's commercial mortgage loans during 2003 were 9.5% and 6.53%, respectively. During 2003, the Company did not reduce interest rates on any outstanding mortgage loans. The highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed or purchase money mortgages, was 61%. There were no taxes, assessments and any amounts advanced and not included in the mortgage loan total. As of December 31,2003, the Company did not hold mortgages with interest more than 180 days past due. There were no impaired loans with a related allowance for credit losses as of December 31, 2003 and 2002.

(i) RESTRUCTURED DEBT IN WHICH THE COMPANY IS A CREDITOR (OTHER THAN MORTGAGE LOANS)

The total recorded investment in restructured loans, as of December 31, 2003 and 2002 was $968 and $499, respectively. The realized capital losses related to these loans, as of December 31, 2003 and 2002 were $0 and $10,544, respectively.

(j) REPURCHASE AGREEMENTS

For repurchase agreements, Company policies require a minimum of 102% of the fair value of securities purchased under repurchase agreements to be maintained as collateral. Cash collateral received is invested in short-term investments and the offsetting collateral liability is included in other liabilities. The Company had no repurchase agreements as of December 31, 2003 and 2002.

(k) FAIR VALUE OF FINANCIAL INSTRUMENTS BALANCE SHEET ITEMS:

                                                                  2003                    2002
                                                         ----------------------------------------------
                                                          Carrying   Estimated    Carrying   Estimated
                                                           Amount    Fair Value    Amount    Fair Value
                                                         ----------------------------------------------
ASSETS
  Bonds and short-term investments                       $5,750,331   5,918,259  $5,368,749   5,453,445
  Common stocks                                              11,190      11,190      17,389      17,389
  Preferred stocks                                                4           4           4           4
  Policy loans                                              294,714     294,714     266,756     266.756
  Mortgage loans                                             95,737      95,737     137,595     137,595
  Other invested assets                                      48,103      48,103      42,262      42,262
LIABILITIES
  Deposit funds and other benefits                       $5,099,858   4,959,587  $4,913,126  $4,780,374
                                                         ----------------------------------------------

The following methods and assumptions were used to estimate the fair value of each class of financial instruments: fair value for bonds, short-term investments, preferred stocks and common stocks approximate those quotations published by the NAIC; policy and mortgage loan carrying amounts approximate fair value; fair value of derivative instruments, including swaps, issued caps, floors, futures, forward commitments and collars, are determined using a pricing model which is similar to external valuation models; investments in partnerships and trusts are based on external market valuations from partnership and trust management; and fair value of liabilities on deposit funds and other benefits is determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.

(l) JOINT VENTURES, PARTNERSHIPS AND LIMITED LIABILITY COMPANIES

The Company has no investments in joint ventures, partnerships or limited liability companies that exceed 10% of its admitted assets. The Company did not recognize any impairment write-downs for its investments in joint ventures, partnerships, or limited liability companies for the periods presented. There are no future commitments to joint ventures, partnerships or limited liability companies.

(m) SECURITIES LENDING

The Company participates in a securities lending program to generate additional income, whereby certain domestic fixed income securities are loaned for a short period of time from the Company's portfolio to qualifying third parties, via a lending agent. Borrowers of these securities provide collateral of 102% of the market value of the loaned securities. Acceptable collateral may be in the form of cash or U.S. Government securities. The market value of the loaned securities is monitored and additional collateral is obtained if the market value of the collateral falls below 100% of the market value of the loaned securities. Under the terms of the securities lending program, the lending agent indemnifies the Company against borrower defaults. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2003 and 2002. As of December 31, 2003 and 2002, all collateral accepted was held in separate custodial accounts. As of December 31, 2003 and 2002, the fair value of the loaned securities was approximately $236,373 and $0, respectively, and was included in fixed maturities. The cash collateral received as of December 31, 2003 and 2002 of approximately $240,331 and $0, respectively, was invested in short-term securities and was also included in fixed maturities, with a corresponding liability for the obligation to return the collateral recorded in other liabilities.

(n) SECURITY UNREALIZED LOSS AGING

The following table presents the Company's unrealized loss, fair value and amortized cost for fixed maturity and equity securities, excluding non-highly rated securitized financial assets with contractual cash flows, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, as of December 31, 2003.

                                                 Less Than 12 Months                 12 Months or More             Total
                                          --------------------------------------------------------------------------------
                                          Amortized     Fair     Unrealized   Amortized    Fair     Unrealized   Amortized
                                            Cost       Value       Losses       Cost       Value      Losses       Cost
                                          --------------------------------------------------------------------------------
U.S. Gov't and Gov't agencies and
 authorities (guaranteed and
 sponsored)                               $  4,055    $  4,008    $   (47)    $     --    $    --    $     --    $  4,055
States, municipalities and
 political subdivisions                      5,169       5,165         (4)          --         --          --       5,169
International governments                      337         324        (13)          --         --          --         337
Public utilities                             8,289       8,108       (181)       5,973      5,529        (444)     14,262
All other corporate including
 international                             162,756     157,796     (4,960)      10,084     10,030         (54)    172,840
All other corporate --
 asset-backed                               54,323      53,494       (829)      45,853     45,611        (242)    100,176
                                          --------------------------------------------------------------------------------
           TOTAL FIXED MATURITIES          234,929     228,895     (6,034)      61,910     61,170        (740)    296,839
Common stock -- unaffiliated                   212         193        (19)       2,486      2,443         (43)      2,698
Common stock -- affiliated                      --          --         --       36,884      6,069     (30,815)     36,884
                                          --------------------------------------------------------------------------------
                     TOTAL EQUITY              212         193        (19)      39,370      8,512     (30,858)     39,582
                                          --------------------------------------------------------------------------------
TOTAL TEMPORARILY IMPAIRED
 SECURITIES                               $235,141    $229,088    $(6,053)    $101,280    $69,682    $(31,598)   $336,421
                                          --------------------------------------------------------------------------------

                                           Total
                                   ---------------------
                                     Fair     Unrealized
                                    Value       Losses
                                   ---------------------
U.S. Gov't and Gov't agencies and
 authorities (guaranteed and
 sponsored)                        $  4,008    $    (47)
States, municipalities and
 political subdivisions               5,165          (4)
International governments               324         (13)
Public utilities                     13,637        (625)
All other corporate including
 international                      167,826      (5,014)
All other corporate --
 asset-backed                        99,105      (1,071)
                                   ---------------------
           TOTAL FIXED MATURITIES   290,065      (6,774)
Common stock -- unaffiliated          2,636         (62)
Common stock -- affiliated            6,069     (30,815)
                                   ---------------------
                     TOTAL EQUITY     8,705     (30,877)
                                   ---------------------
TOTAL TEMPORARILY IMPAIRED
 SECURITIES                        $298,770    $(37,651)
                                   ---------------------

The following discussion refers to the data presented in the table above, excluding affiliated common stock. The Company holds 100% of the common stock of a non-life insurance subsidiary which is stated at fair value on the Balance Sheet. The Company does not have any current plans to dispose of this investment.

There were no fixed maturities or equity securities as of December 31, 2003, with a fair value less than 80% of the security's amortized cost. As of December 31, 2003, fixed maturities represented approximately 99% of the Company's unrealized loss amount, which was comprised of approximately 70 different securities. As of December 31, 2003, the Company held no securities presented in the table above that were at an unrealized loss position in excess of $1,025.

The majority of the securities in an unrealized loss position for less than twelve months are depressed due to the rise in long-term interest rates. This group of securities was comprised of approximately 60 securities. Of the less than twelve months total unrealized loss amount $5,028, or 83%, was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 90%. As of December 31, 2003, $5,253 of the less than twelve months total unrealized loss amount was comprised of securities in an unrealized loss position for less than six continuous months.

The securities depressed for twelve months or more were comprised of less than 15 securities. Of the twelve months or more unrealized loss amount $748, or 96%, was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 90%.

As of December 31, 2003, the sector in the greatest gross unrealized loss position for twelve months or more in the schedule above was the utilities sector, 100% of which was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 86%. The utilities sector remains adversely impacted by several events that primarily occurred in 2001 including the bankruptcy of Enron Corp., the decline in the energy trading industry and the regulatory, political and legal effect of the California utility crises. These events led to credit downgrades, which continue to negatively impact security price levels. Companies have begun to reduce leverage, selling various non-core businesses and have secured liquidity sources either through capital market issuances or bank lines to support cash flow needs. Improved credit fundamentals coupled with increased energy prices and demand should allow the price of these companies' securities to improve.

As part of the Company's ongoing security monitoring process by a committee of investment and accounting professionals, the Company has reviewed its investment portfolio and concluded that there were no additional other-than-temporary impairments as of December 31, 2003 and 2002. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified above were temporarily depressed.

The evaluation for other-than-temporary impairments is a quantitative and qualitative process, which is subject to risks and uncertainties in the determination of whether declines in the fair value of investments are other-than-temporary. The risks and uncertainties include changes in general economic conditions, the issuer's financial condition or near term recovery prospects and the effects of changes in interest rates.

5. INCOME TAXES:

The Company and The Hartford have entered into a tax sharing agreement under which each member of the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company was filing a separate Federal income tax return.

(a) The components of the net deferred tax asset/(liability) are as follows:

                                                              December 31,        December 31,
                                                                  2003                2002
                                                              ---------------------------------
Total of all deferred tax assets (admitted and non-admitted)    $423,715            $469,416
Total of all deferred tax liabilities                            (57,848)            (74,977)
Net deferred assets/(liability)                                  365,867             394,439
Net admitted deferred asset/(liability)                           55,301              29,910
Total deferred tax assets non-admitted in accordance with
 SSAP No. 10, INCOME TAXES                                      $310,566            $364,529
Increase (decrease) in deferred taxes non-admitted              $(53,963)            203,818
                                                              ---------------------------------

(b) Deferred tax liabilities are not recognized for the following amounts:

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a 'Policyholders' Surplus Account' and, based on current tax law, will be taxable in the future only under conditions which management considers to be remote; therefore, no Federal income taxes have been provided for in this account.

(c) The components of incurred income tax expense and the change in deferred tax assets and deferred tax liabilities are as follows:

                                                                       2003          2002           2001
                                                                     --------------------------------------
Federal                                                              $(21,840)      $25,183       $(196,458)
                                                                     --------------------------------------
Foreign                                                                 1,885         3,528              --
                                                                     --------------------------------------
Federal income tax on capital gains                                    21,940        23,053             802
                                                                     --------------------------------------
                               CURRENT INCOME TAXES INCURRED         $  1,985       $51,764       $(195,656)
                                                                     --------------------------------------

The changes in the main components of deferred tax assets and deferred tax liabilities are as follows:

Deferred tax assets resulting from book/tax difference:

                                                               December 31,        December 31,
                                                                   2003                2002             Change
                                                               ------------------------------------------------
Reserves                                                         $ 23,627            $ 10,906          $ 12,721
Fortis ceding commission                                           15,256              16,501            (1,245)
Tax DAC                                                           226,262             206,940            19,322
Accrued deferred compensation                                          --               1,775            (1,775)
Bonds                                                              21,085              34,822           (13,737)
Capital loss carryforward                                              --               3,300            (3,300)
NOL carryforward/AMT credits                                      108,582             192,969           (84,387)
Other                                                              28,903               2,203            26,700
                                                               ------------------------------------------------
                             TOTAL DEFERRED TAX ASSETS           $423,715            $469,416          $(45,701)
                                                               ------------------------------------------------
                      DEFERRED TAX ASSETS NON-ADMITTED           $310,566            $364,529          $(53,963)
                                                               ------------------------------------------------

Deferred tax liabilities resulting from book/tax difference:

                                                               December 31,        December 31,
                                                                   2003                2002            Change
                                                               -----------------------------------------------
Bonds                                                            $(13,550)           $ (5,593)         $(7,957)
Tax preferred investments                                         (29,655)            (52,323)          22,668
Accrued deferred compensation                                        (102)                 --             (102)
Software project deferral                                          (1,121)             (5,903)           4,782
Deferred and uncollected                                          (10,234)             (8,767)          (1,467)
Other                                                              (3,186)             (2,391)            (795)
                                                               -----------------------------------------------
                        TOTAL DEFERRED TAX LIABILITIES           $(57,848)           $(74,977)         $17,129
                                                               -----------------------------------------------

                                                               December 31,        December 31,
                                                                   2003                2002             Change
                                                               ------------------------------------------------
Total deferred tax assets                                        $423,715            $469,416          $(45,701)
Total deferred tax liabilities                                    (57,848)            (74,977)           17,129
                                                               ------------------------------------------------
Net deferred tax asset (liability)                               $365,867            $394,439           (28,572)
Other change in net deferred income tax                                                                      89
                                                               ------------------------------------------------
Change in net deferred income tax                                                                      $(28,483)
                                                               ------------------------------------------------

(d) The Company's income tax expense and change in deferred tax assets and deferred tax liabilities differs from the amount obtained by applying the Federal statutory rate of 35% to the Net (Loss) Gain from Operations Before Federal Income Tax (Benefit) Expense for the following reasons:

                                                                                           Effective
                                                                      December 31,            Tax
                                                                          2003               Rate
                                                                     -------------------------------
Tax provision at statutory rate                                         $ 96,886              35.0%
Tax preferred investments                                                (69,159)            (25.0)%
Other                                                                      2,741               1.0%
                                                                     -------------------------------
                                                       TOTAL            $ 30,468              11.0%
                                                                     -------------------------------

                                                                                           Effective
                                                                      December 31,            Tax
                                                                          2003               Rate
                                                                     -------------------------------
Federal and foreign income tax incurred                                  $ 1,985              0.7%
Change in net deferred income taxes                                       28,483             10.3%
                                                                     -------------------------------
                                TOTAL STATUTORY INCOME TAXES             $30,468             11.0%
                                                                     -------------------------------

(e) As of December 31, 2003, the Company had an operating loss carry forward of $(27,774). If not utilized, it will expire for tax purposes in 2017.

The following are year to date income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

2003                  $ 1,985
2002                  $    --
2001                  $    --

(f) The Company's Federal income tax return is consolidated within The Hartford Financial Services Group, Inc. consolidated Federal income tax return. Please refer to Schedule Y of the Company's most recent Annual Statement for a list of the entities within the consolidated group.

The method of allocation between the companies is subject to written agreement, approved by the Board of Directors. Allocation is based upon separate return calculations with current credit for net losses, to the extent available for use by the group. Intercompany tax balances are settled quarterly.

6. REINSURANCE:

The Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve the Company of its primary liability to the policyholder. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk.

The Company cedes significant portions of its variable annuity business written since 1994 to RGA Reinsurance Company ("RGA"). Certain core annuity products were included in this reinsurance arrangement beginning in the first quarter of 2002 and, as such, the amounts ceded to RGA have increased.

The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which cancellation results in a net obligation of the company to the reinsurer, and for which such obligation is not presently accrued is $210,929 in 2003, a decrease of $91,192 from the 2002 balance of $302,120. The total amount of reinsurance credits taken for this agreement is $324,505 in 2003, a decrease of $140,295 from the 2002 balance of $464,800.

On June 30, 2003, the Company recaptured a block of business previously reinsured with an unaffiliated reinsurer. Under this treaty, the Company reinsured a portion of the guaranteed minimum death benefit feature associated with certain of its annuity contracts. As consideration for recapturing the business and final settlement under the treaty, the Company has received assets valued at approximately $20,073 and 500 thousand warrants exercisable for the unaffiliated company's stock. Prospectively, as a result of the recapture, the Company will be responsible for all of the remaining and ongoing risks associated with the GMDB's related to this block of business. As of December 31, 2002, the Company established a liability for reinsurance in unauthorized companies of $36,926 related to this reinsurer.

Effective July 7, 2003, the Company entered into an indemnity reinsurance arrangement with Hartford Life and Accident Company ("HLA"). Through this arrangement, the Company will automatically cede 100% of the guaranteed minimum withdrawal benefits incurred on variable annuity contracts issued between July 7, 2003 and December 31, 2003 that were otherwise not reinsured. The amount of ceded premiums and reserve credit taken related to this reinsurance arrangement was immaterial.

The amount of reinsurance recoverables from reinsurers was $16,578 and $36,327 at December 31, 2003 and 2002, respectively.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

                                                           Direct      Assumed       Ceded         Net
                                                         -------------------------------------------------
2003
Aggregate Reserves for Life and Accident and Health
 Policies                                                $ 5,671,324  $1,511,423  $  (761,273) $ 6,421,474
Policy and Contract Claim Liabilities                    $    22,699  $   14,201  $    (9,066) $    27,834
Premium and Annuity Considerations                       $12,173,716  $  287,413  $  (345,423) $12,115,706
Death, Annuity, Disability and Other Benefits            $   165,828  $  114,575  $   (37,015) $   243,388
Surrenders and Other Fund Withdrawals                    $ 4,904,307  $  546,275  $(1,071,759) $ 4,378,823

                                                           Direct      Assumed       Ceded         Net
                                                         -------------------------------------------------
2001
Aggregate Reserves for Life and Accident and Health
 Policies                                                $ 3,085,682  $1,578,470  $  (317,816) $ 4,346,336
Policy and Contract Claim Liabilities                    $    23,510  $   16,288  $    (9,291) $    30,507
Premium and Annuity Considerations                       $ 6,890,184  $6,794,425  $  (942,827) $12,741,782
Death, Annuity, Disability and Other Benefits            $   115,649  $   94,069  $   (24,134) $   185,584
Surrenders and Other Fund Withdrawals                    $ 3,893,425  $  491,474  $  (242,572) $ 4,142,327

                                                           Direct      Assumed       Ceded         Net
                                                         -------------------------------------------------
2002
Aggregate Reserves for Life and Accident and Health
 Policies                                                $ 5,566,253  $1,511,752  $  (946,667) $ 6,131,338
Policy and Contract Claim Liabilities                    $    26,680  $   15,825  $    (8,649) $    33,856
Premium and Annuity Considerations                       $ 8,401,771  $  371,175  $(4,146,116) $ 4,626,830
Death, Annuity, Disability and Other Benefits            $   138,864  $  114,019  $   (25,083) $   227,800
Surrenders and Other Fund Withdrawals                    $ 4,436,989  $  766,314  $  (459,359) $ 4,743,944

7. PREMIUM AND ANNUITY CONSIDERATIONS (DEFERRED AND COLLECTED):

The following presents premium and annuity considerations (deferred and collected) as of December 31, 2003:

                                                                             Net of
                                                                    Gross    Loading
                                                                   -----------------
TYPE
Ordinary New Business                                              $ 2,414   $ 2,831
Ordinary Renewal                                                    16,253    25,079
Group Life                                                              45        80
                                                                   -----------------
                                                            TOTAL  $18,712   $27,990
                                                                   -----------------

8. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

The Company has also invested in bonds of its indirect affiliates, Hartford Financial Services Corporation, and HL Investment Advisors, Inc., and common stock of its subsidiary, Hartford Life, Ltd.

In connection with a comprehensive evaluation of various capital maintenance and allocation strategies by The Hartford Financial Services Group ("The Hartford"), intercompany asset sale transactions were executed in March and April 2003. The transactions resulted in certain of The Hartford's Property & Casualty subsidiaries selling ownership interests in certain high quality fixed maturity securities to Hartford Life and Accident Insurance Company, Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company for cash equal to the fair value of the securities as of the effective date of the sales. The transfer re-deployed to the Life subsidiaries desirable investments without incurring substantial transaction costs that would have been payable in a comparable open market transaction. The fair value of securities transferred in March and April 2003 were $140 million and $413 million, respectively.

For additional information, see Notes 5 and 9.

9. PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees hired by The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $8,599, $4,357and $3,764 for 2003, 2002 and 2001, respectively.

Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 2003, 2002 or 2001.

Substantially all of The Hartford's life insurance companies' employees are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in common stock of The Hartford or certain other investments, are matched to a limit of 3% of compensation. In addition, The Hartford allocates 0.5% of base salary to the plan for each eligible employee. Beginning in 2004, the floor company contribution for eligible employees will be increased to 1.5%. The cost to the Company for the above-mentioned plan was approximately $2.7 million, $2.5 million and $2 million in 2003, 2002 and 2001, respectively.

10. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, Federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. Dividends are paid as determined by the Board of Directors and are not cumulative. There were no dividends paid or declared in 2003, 2002 or 2001.

11. SEPARATE ACCOUNTS:

The Company maintained separate account assets totaling $52.2 billion and $35.9 billion as of December 31, 2003 and 2002, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account statement of operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account management fees, net of minimum guarantees, were $626 million, $518 million and $567 million for the years ended December 31, 2003, 2002 and 2001, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

An analysis of the Nonguaranteed Separate Accounts as of December 31, 2003 is as follows:

                                                                                  Total
                                                                               -----------
 1.  Premiums considerations or deposits for the year ended 2003               $ 7,624,097
                                                                               -----------
 2.  Reserves @ year end
      I.  For accounts with assets at:
          Market value                                                         $50,631,955
                                                                               -----------
          Total reserves                                                       $50,631,955
                                                                               -----------
     II.  By withdrawal characteristics:
          Subject to discretionary withdrawal                                       74,343
          Market value                                                          50,458,094
                                                                               -----------
          Subtotal                                                              50,532,437
          Not subject to discretionary withdrawal                                   99,518
                                                                               -----------
                                                                 TOTAL         $50,631,955
                                                                               -----------

12. COMMITMENTS AND CONTINGENT LIABILITIES:

(a) LITIGATION

HLI and its subsidiaries are involved in pending and threatened litigation in the normal course of its business in which claims for alleged economic and punitive damages have been asserted. Some of these cases have been filed as purported class actions and some cases have been filed in certain jurisdictions that permit punitive damage awards disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, the Company does not anticipate that the ultimate liability, arising from such pending or threatened litigation, will have a material adverse effect on the statutory capital and surplus of the Company.

On March 16, 2003, a final decision and award was issued in an arbitration between The Hartford and one of its primary reinsurers relating to policies with death benefit guarantees written from 1994 to 1999. The arbitration involved alleged breaches under the reinsurance treaties. Under terms of the final decision and award, the reinsurer's reinsurance obligations to The Hartford's subsidiaries were not limited or reduced in any manner, and as a result, are left unchanged.

(b) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. Guaranty fund assessments paid by the Company was not material to the results of operations for 2003, 2002 or 2001.

(c) LEASES

As discussed in Note 8, transactions with The Hartford include rental of facilities and equipment. The rent paid by the Company to The Hartford for space occupied by The Hartford's life insurance companies was $8,164 and $6,395 in 2003 and 2002, respectively. Future minimum rental commitments are as follows:

2004                  $ 7,460
2005                    6,695
2006                    6,011
2007                    5,508
2008                    5,242
Thereafter              9,904
                      -------
  Total               $40,820
                      -------

The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Simsbury, Connecticut. The Company's allocated rental expense is recognized on a level basis over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expires on December 31, 2009, and amounted to $3,195 and $3,224 in 2003 and 2002, respectively.

(d) TAX MATTERS

The Company's Federal income tax returns are routinely audited by the Internal Revenue Service. The Company's 1998 through 2001 Federal income tax returns are currently under audit by the IRS. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax related matters for all open tax years.

13. SEPTEMBER 11 EVENTS:

As a result of the September 11 terrorist attack, the Company recorded a loss amounting to $6.9 million, before taxes and net of reinsurance in the third quarter of 2001. The Company based the loss estimate upon a review of insured exposures using a variety of assumptions and actuarial techniques, including the cost of additional reinsurance premiums. As a result of the uncertainties involved in the estimation process, final claims settlement may vary from present estimates. There was no income or surplus impact in 2003 related to September 11. In 2002 the Company recognized a $2.8 million after-tax benefit due to favorable developments related to September 11.

                                     PART C

                                OTHER INFORMATION

Item 27. Exhibits

     (a) Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

     (b) Not Applicable.

     (c) (1) Principal Underwriting Agreement.(1)

     (c) (2) Form of Selling Agreements.(2)

     (d) Form of Certificate for Group Flexible Premium Variable Life Insurance Policy.(1)

     (e) Form of Enrollment Form for Certificate Issued Under Group Flexible Premium Variable Life Insurance Policies.(1)

     (f) Certificate of Incorporation of Hartford and Bylaws of Hartford.(3)

     (g) Contracts of Reinsurance.(4)

     (h) Form of Participation Agreement.(4)

     (i) Not Applicable.

     (j) Not Applicable.

     (k) Opinion and consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

     (l) Not Applicable.

     (m) Not Applicable.

     (n) (1) Consent of Deloitte & Touche LLP.

     (n) (2) Consent of Arthur Andersen LLP.(5)

     (o) No financial statement will be omitted.

     (p) Not Applicable.

     (q) Memorandum describing transfer and redemption procedures.(1)

     (r) Power of Attorney.

     (s) Organizational Chart.(6)

--------
(1) Incorporated by reference to Initial Filing to the Registration Statement on Form S-6, File No. 33-61267, dated October 30, 1995.

(2) Incorporated by reference to the Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 33-61267, dated May 21, 1996.

(3) Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement File No. 333-69487, filed on April 9, 2001.

(4) Incorporated by reference to the Post-Effective Amendment No. 9 to the Registration Statement on Form S-6, File No. 33-63731, dated February 11, 2000.

(5) We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the financial statements of Hartford Life and Annuity Insurance Company for the years ending
    December 31, 2000 and December 31, 2001 and of the Separate Account for the year ended December 31, 2001 that were audited by Arthur Andersen LLP and are included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.

(6) Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement File No. 333-101923, filed on April 5,
    2004.

Item 28.  Officers and Directors.

-------------------------------------------- -------------------------------------------------------------------------
NAME                                         POSITION WITH HARTFORD
-------------------------------------------- -------------------------------------------------------------------------
David A. Carlson                             Senior Vice President & Deputy Chief Financial Officer
-------------------------------------------- -------------------------------------------------------------------------
James Davey                                  Vice President
-------------------------------------------- -------------------------------------------------------------------------
Charles J. DiVencenzo, Jr.                   Vice President
-------------------------------------------- -------------------------------------------------------------------------
Bruce W. Ferris                              Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Timothy M. Fitch                             Senior Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Mary Jane B. Fortin                          Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Stephen T. Joyce                             Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Michael L. Kalen                             Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Michael D. Keeler                            Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Patrice Kelly-Ellis                          Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Robert A. Kerzner                            Executive Vice President, Director*
-------------------------------------------- -------------------------------------------------------------------------
David N. Levenson                            Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Joseph F. Mahoney                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
Thomas M. Marra                              President, Chief Executive Officer and Chairman of the Board, Director*
-------------------------------------------- -------------------------------------------------------------------------
Ernest M. McNeill, Jr.                       Vice President & Chief Accounting Officer*
-------------------------------------------- -------------------------------------------------------------------------
Tom Nassiri                                  Vice President
-------------------------------------------- -------------------------------------------------------------------------
Marianne O'Doherty                           Vice President
-------------------------------------------- -------------------------------------------------------------------------
Craig R. Raymond                             Senior Vice President and Chief Actuary
-------------------------------------------- -------------------------------------------------------------------------
Christine Hayer Repasy                       Senior Vice President, General Counsel and Corporate Secretary, Director*
-------------------------------------------- -------------------------------------------------------------------------
Michael J. Roscoe                            Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Martin A. Swanson                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
Charles N. Vest                              Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
John C. Walters                              Executive Vice President, Director*
-------------------------------------------- -------------------------------------------------------------------------
Lizabeth H. Zlatkus                          Executive Vice President and Chief Financial Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------
David M. Znamierowski                        Senior Vice President and Chief Investment Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

-------------
* Denotes Board of Directors of Hartford.

Item 29. Persons Controlled By or Under Common Control with the Depositor or Registrant

         See item 27(s)

Item 30: Indemnification

         Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(b)(5), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(b)(5). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

         Consistent with the statutes referenced above, under the Depositor's Certificate of Incorporation, the Depositor must indemnify directors for liability except liability that:

         (a) involved a knowing and culpable violation of law by the director;
         (b) enabled the director or an associate to receive an improper personal gain;
         (c) showed a lack of good faith and a conscious disregard for the duty of the director of the corporation under circumstances in which the director was aware that his conduct or omission created an unjustifiable risk of serious injury to the corporation;
         (d) constituted a sustained and unexcused pattern of inattention that amounted to an abdication of the director's duty to the corporation or
         (e) created liability under section 33-757 relating to unlawful distributions.

         The Depositor's Certificate of Incorporation also permits the Depositor, at the discretion of the board of directors, to indemnify any current or former director, officer, employee or agent of the corporation to the fullest extent permitted by law. Accordingly, under the Depositor's bylaws, the Depositor must, to the fullest extent permitted by applicable law, indemnify directors and officers of the Depositor against all expenses, including attorney's fees, in connection with any proceeding by reason of the fact that such person was a director or officer of the Depositor.

         Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriters

     (a) HESCO acts as principal underwriter for the following investment companies:

         Hartford Life Insurance Company - Separate Account VL I
         Hartford Life Insurance Company - Separate Account VL II
         Hartford Life Insurance Company - ICMG Secular Trust Separate Account Hartford Life Insurance Company - ICMG Registered Variable Life
            Separate Account A
         Hartford Life and Annuity Insurance Company - Separate Account VL I Hartford Life and Annuity Insurance Company - Separate Account VL II Hartford Life and Annuity Insurance Company - ICMG Registered Variable Life Separate Account One

     (b) Directors and Officers of HESCO

                                                     POSITIONS AND OFFICES
               NAME                                   WITH UNDERWRITER
               ----                                   ----------------
         David A. Carlson                 Senior Vice President &
                                          Deputy Chief Financial Officer
         Timothy M. Fitch                 Senior Vice President & Actuary
         George R. Jay                    Controller
         Robert A. Kerzner                Executive Vice President, Director
         Joseph F. Mahoney                Vice President
         Thomas M. Marra                  President and Chief Executive Officer,
                                          Director
         Christine Hayer Repasy           Senior Vice President, General Counsel and
                                          Corporate Secretary, Director
         John C. Walters                  Executive Vice President

         Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT
         06104-2999.

Item 32. Location of Accounts and Records

         All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 33. Management Services

         All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 34. Representation of Reasonableness of Fees

         Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf in the Town of Simsbury, and State of Connecticut on this 6th day of April, 2004.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
ICMG REGISTERERED VARIABLE LIFE SEPARATE ACCOUNT ONE
        (Registrant)

By: Thomas M. Marra                                 *By: /s/ Marianne O'Doherty
   -------------------------------------------           ----------------------
    Thomas M. Marra,                                         Marianne O'Doherty
    President, Chief Executive Officer and                   Attorney-In-Fact
    Chairman of the Board*

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
(Depositor)

By: Thomas M. Marra
   -------------------------------------------
    Thomas M. Marra,
    President, Chief Executive Officer and
    Chairman of the Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Robert A. Kerzner, Executive Vice President,
     Director*
Thomas M. Marra, President, Chief Executive
     Officer and Chairman of the Board, Director*
Ernest M. McNeill, Jr., Vice President & Chief
     Accounting Officer*
Christine Hayer Repasy, Senior Vice President,      *By: /s/ Marianne O'Doherty
     General Counsel and Corporate Secretary,            ----------------------
     Director*                                               Marianne O'Doherty
John C. Walters, Executive Vice President, Director*         Attorney-in-Fact
Lizabeth H. Zlatkus, Executive Vice President and
     Chief Financial Officer, Director*                Date: April 6, 2004
David M. Znamierowski, Senior Vice President &
     Chief Investment Officer, Director*

33-63731

                                  EXHIBIT INDEX

1.1 Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

1.2 Consent of Deloitte & Touche LLP.

1.3 Copy of Power of Attorney.